UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
The schedules of investments for the three-month period ended July 31, 2009 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.9%
4,163	Aaron’s, Inc.	$114,358
3,184	Advance Auto Parts, Inc.	147,196
2,295	Apollo Group, Inc., Class A*	158,447
5,487	Barnes & Noble, Inc.	126,366
7,575	Brinker International, Inc.	126,048
7,048	Cato Corp. (The), Class A	140,114
4,220	CEC Entertainment, Inc.*	123,097
5,259	Citi Trends, Inc.*	153,563
8,566	Dress Barn, Inc.*	133,544
4,479	Family Dollar Stores, Inc.	140,730
19,623	Finish Line, Inc. (The), Class A	170,720
7,596	Gap, Inc. (The)	123,967
5,252	Guess?, Inc.	152,676
9,287	H&R Block, Inc.	155,000
8,193	hhgregg, Inc.*	150,342
7,901	Hillenbrand, Inc.	143,166
5,782	Interactive Data Corp.	131,540
1,477	ITT Educational Services, Inc.*	143,786
3,582	Jos. A. Bank Clothiers, Inc.*	131,065
4,087	Marvel Entertainment, Inc.*	161,682
2,298	McDonald’s Corp.	126,528
4,506	McGraw-Hill Cos., Inc. (The)	141,263
3,440	Netflix, Inc.*	151,154
4,445	Omnicom Group, Inc.	151,130
5,003	Papa John’s International, Inc.*	127,126
10,088	RadioShack Corp.	156,465
6,943	Rent-A-Center, Inc.*	144,137
3,463	Ross Stores, Inc.	152,684
19,070	Sally Beauty Holdings, Inc.*	133,109
2,568	Sherwin-Williams Co. (The)	148,302
14,363	Spartan Motors, Inc.	100,541
11,423	Sturm Ruger & Co., Inc.	142,559
4,595	TJX Cos., Inc. (The)	166,477
5,576	Tupperware Brands Corp.	189,974
3,971	UniFirst Corp.	154,551
6,911	Universal Electronics, Inc.*	145,891
43,045	Wet Seal, Inc. (The), Class A*	142,048
		5,301,346
	Consumer Staples - 9.5%
28,486	Alliance One International, Inc.*	117,932
4,903	American Italian Pasta Co., Class A*	154,248
5,374	Casey’s General Stores, Inc.	147,409
13,766	Central Garden & Pet Co., Class A*	155,418
2,779	Coca-Cola Bottling Co. Consolidated	157,069
8,138	Coca-Cola Enterprises, Inc.	152,913
7,294	ConAgra Foods, Inc.	143,181
16,576	Del Monte Foods Co.	160,124
4,642	Herbalife Ltd. (Cayman Islands)	159,731
3,849	Hershey Co. (The)	153,768
3,903	Hormel Foods Corp.	140,157
3,614	J & J Snack Foods Corp.	156,631
3,135	Kellogg Co.	148,913
2,613	Kimberly-Clark Corp.	152,730
2,943	Lancaster Colony Corp.	134,024
9,345	Nu Skin Enterprises, Inc., Class A	168,303
15,082	Sara Lee Corp.	160,472
2,726	Wal-Mart Stores, Inc.	135,973
3,881	Weis Markets, Inc.	128,345
		2,827,341
	Energy - 1.4%
2,509	NuStar Energy LP	141,081
1,775	SEACOR Holdings, Inc.*	141,077
3,195	World Fuel Services Corp.	140,133
		422,291
	Financials - 9.3%
30,131	Advance America Cash Advance Centers, Inc.	166,323
6,330	American Financial Group, Inc.	154,389
3,515	American Physicians Capital, Inc.	156,382
8,395	AMERISAFE, Inc.*	139,609
14,168	AmTrust Financial Services, Inc.	173,133
4,836	Argo Group International Holdings Ltd. (Bermuda)*	162,490
5,872	Aspen Insurance Holdings Ltd. (Bermuda)	146,037
8,938	CNA Surety Corp.*	140,505
5,492	HCC Insurance Holdings, Inc.	137,849
3,684	Infinity Property & Casualty Corp.	153,033
12,852	MarketAxess Holdings, Inc.*	134,432
18,347	Meadowbrook Insurance Group, Inc.	145,125
10,865	Ocwen Financial Corp.*	154,826
8,406	Progressive Corp. (The)*	130,966
5,916	Southside Bancshares, Inc.	133,938
10,584	SWS Group, Inc.	145,636
7,957	TD Ameritrade Holding Corp.*	147,523
2,805	Tompkins Financial Corp.	124,766
16,535	TradeStation Group, Inc.*	123,847
		2,770,809
	Health Care - 20.0%
19,651	Alliance Healthcare Services, Inc.*	96,879
8,938	American Medical Systems Holdings, Inc.*	136,662
4,698	AMERIGROUP Corp.*	115,947
7,309	AmerisourceBergen Corp.	144,133
7,258	AmSurg Corp.*	149,660
2,648	Baxter International, Inc.	149,268
2,502	Beckman Coulter, Inc.	157,601
2,004	Becton, Dickinson and Co.	130,561
6,807	Bristol-Myers Squibb Co.	147,984
9,962	Cantel Medical Corp.*	154,212
3,543	Chemed Corp.	156,246
9,357	Cyberonics, Inc.*	155,420
2,124	Edwards Lifesciences Corp.*	138,931
4,374	Emergency Medical Services Corp., Class A*	171,198
9,100	Ensign Group, Inc. (The)	145,782
5,723	Forest Laboratories, Inc.*	147,825
3,146	Gilead Sciences, Inc.*	153,934
13,964	Healthspring, Inc.*	176,365
3,930	Hospira, Inc.*	151,030
9,009	Immucor, Inc.*	150,090
7,985	Invacare Corp.	162,894
5,446	IPC Hospitalist Co., Inc. (The)*	151,671
2,458	Johnson & Johnson	149,668
2,353	Landauer, Inc.	157,463
4,541	Magellan Health Services, Inc.*	146,947

2,954	Medco Health Solutions, Inc.*	$156,148
3,348	MEDNAX, Inc.*	155,180
2,156	Millipore Corp.*	150,058
5,664	Molina Healthcare, Inc.*	127,723
13,807	Odyssey HealthCare, Inc.*	160,851
5,016	Omnicare, Inc.	119,732
2,597	Quest Diagnostics, Inc.	141,848
6,214	RehabCare Group, Inc.*	149,509
5,557	Schering-Plough Corp.	147,316
8,663	Sepracor, Inc.*	150,303
9,509	Triple-S Management Corp., Class B*	162,509
5,097	UnitedHealth Group, Inc.	143,022
4,483	Watson Pharmaceuticals, Inc.*	155,694
2,912	WellPoint, Inc.*	153,288
3,022	Wyeth	140,674
		5,912,226
	Industrials - 11.6%
3,361	Allegiant Travel Co.*	145,565
15,567	American Reprographics Co.*	134,655
11,005	Apogee Enterprises, Inc.	160,453
5,099	Brink’s Co. (The)	138,438
6,387	Chart Industries, Inc.*	123,014
3,554	Cubic Corp.	139,175
9,589	Deluxe Corp.	150,068
9,370	DynCorp International, Inc., Class A*	190,305
4,982	Equifax, Inc.	129,781
5,161	Exponent, Inc.*	133,205
2,793	Goodrich Corp.	143,448
8,636	Heartland Express, Inc.	132,994
4,083	Hubbell, Inc., Class B	152,378
3,292	ITT Corp.	162,625
1,845	L-3 Communications Holdings, Inc.	139,297
1,622	Lockheed Martin Corp.	121,261
6,357	Marten Transport Ltd.*	112,137
3,226	Michael Baker Corp.*	137,589
6,171	Mueller Industries, Inc.	146,623
6,432	Orion Marine Group, Inc.*	143,819
3,036	Raytheon Co.	142,540
8,318	Sykes Enterprises, Inc.*	165,528
9,672	Tredegar Corp.	141,598
2,820	URS Corp.*	142,692
		3,429,188
	Information Technology - 18.3%
31,386	3Com Corp.*	118,325
17,495	Acme Packet, Inc.*	175,650
3,017	Affiliated Computer Services, Inc., Class A*	143,036
8,188	Broadridge Financial Solutions, Inc.	141,407
7,770	CA, Inc.	164,258
3,193	Computer Sciences Corp.*	153,807
9,223	Corning, Inc.	156,791
9,847	CSG Systems International, Inc.*	164,248
17,294	EarthLink, Inc.*	146,134
7,713	Fair Isaac Corp.	148,012
19,425	Global Cash Access Holdings, Inc.*	174,825
3,779	Hittite Microwave Corp.*	132,718
8,208	Ingram Micro, Inc., Class A*	138,059
1,276	International Business Machines Corp.	150,479
6,080	j2 Global Communications, Inc.*	145,859
7,381	Jack Henry & Associates, Inc.	158,470
4,667	Lender Processing Services, Inc.	159,518
3,399	MAXIMUS, Inc.	144,865
32,594	Novell, Inc.*	149,281
6,921	Oracle Corp.	153,162
5,109	Pegasystems, Inc.	144,585
9,927	Perot Systems Corp., Class A*	158,633
6,796	Red Hat, Inc.*	155,153
19,998	S1 Corp.*	141,786
7,761	SAIC, Inc.*	140,397
5,480	ScanSource, Inc.*	156,344
4,063	SPSS, Inc.*	201,037
4,168	Sybase, Inc.*	149,214
5,240	SYNNEX Corp.*	148,921
6,960	Synopsys, Inc.*	139,061
4,719	Syntel, Inc.	186,778
11,760	TeleTech Holdings, Inc.*	196,627
6,278	Teradata Corp.*	154,250
5,456	Western Digital Corp.*	165,044
5,452	Wright Express Corp.*	154,183
		5,410,917
	Materials - 8.7%
4,373	AptarGroup, Inc.	152,705
5,622	Balchem Corp.	156,010
3,407	Ball Corp.	164,762
5,404	Bemis Co., Inc.	142,233
13,228	Glatfelter	136,910
4,250	International Flavors & Fragrances, Inc.	149,855
5,361	Koppers Holdings, Inc.	149,626
8,411	Packaging Corp. of America	165,444
6,053	Pactiv Corp.*	152,415
1,852	Praxair, Inc.	144,789
3,533	Rock-Tenn Co., Class A	158,844
6,034	Schweitzer-Mauduit International, Inc.	197,312
6,776	Sealed Air Corp.	124,611
5,916	Sensient Technologies Corp.	149,024
2,798	Sigma-Aldrich Corp.	141,998
3,064	Silgan Holdings, Inc.	153,997
3,227	Stepan Co.	144,505
		2,585,040
	Telecommunication Services - 1.7%
5,469	AT&T, Inc.	143,452
5,955	Atlantic Tele-Network, Inc.	249,693
31,098	Qwest Communications International, Inc.	120,038
		513,183
	Utilities - 1.6%
4,075	New Jersey Resources Corp.	157,295
2,968	Sempra Energy	155,612
5,623	UGI Corp.	148,672
		461,579
	Total Common Stocks and Other Equity Interests (Cost $27,461,608)	29,633,920

	Money Market Fund - 0.1%
38,652	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,652)	38,652

	Total Investments (Cost $27,500,260)(a)-100.1%	29,672,572
	Liabilities in excess of other assets-(0.1%)	(38,068)
	Net Assets-100.0%	$29,634,504

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $27,503,258. The net unrealized appreciation was $2,169,314 which consisted of aggregate gross unrealized appreciation of $3,256,717 and aggregate gross unrealized depreciation of $1,087,403.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.6%
26,014	Aaron’s, Inc.	$714,604
44,039	Cato Corp. (The), Class A	875,495
276,894	Gap, Inc. (The)	4,518,910
338,530	H&R Block, Inc.	5,650,066
51,195	hhgregg, Inc.*	939,428
36,132	Interactive Data Corp.	822,003
164,259	McGraw-Hill Cos., Inc. (The)	5,149,520
162,051	Omnicom Group, Inc.	5,509,734
31,265	Papa John’s International, Inc.*	794,444
63,043	RadioShack Corp.	977,797
89,756	Spartan Motors, Inc.	628,292
34,839	Tupperware Brands Corp.	1,186,965
24,811	UniFirst Corp.	965,644
268,983	Wet Seal, Inc. (The), Class A*	887,644
		29,620,546
	Consumer Staples - 11.4%
79,046	ConAgra Foods, Inc.	1,551,673
179,642	Del Monte Foods Co.	1,735,342
50,308	Herbalife Ltd. (Cayman Islands)	1,731,098
41,722	Hershey Co. (The)	1,666,794
198,232	Kimberly-Clark Corp.	11,586,660
31,897	Lancaster Colony Corp.	1,452,589
101,273	Nu Skin Enterprises, Inc., Class A	1,823,927
206,800	Wal-Mart Stores, Inc.	10,315,184
		31,863,267
	Energy - 11.3%
159,791	Exxon Mobil Corp.	11,247,689
43,949	NuStar Energy LP	2,471,252
31,078	SEACOR Holdings, Inc.*	2,470,079
122,720	Williams Pipeline Partners LP	2,291,182
55,953	World Fuel Services Corp.	2,454,099
259,095	XTO Energy, Inc.	10,423,392
		31,357,693
	Financials - 13.0%
21,845	American Physicians Capital, Inc.	971,884
52,172	AMERISAFE, Inc.*	867,620
88,042	AmTrust Financial Services, Inc.	1,075,873
36,491	Aspen Insurance Holdings Ltd. (Bermuda)	907,531
223,409	Charles Schwab Corp. (The)	3,992,319
99,167	Chubb Corp. (The)	4,579,532
55,541	CNA Surety Corp.*	873,105
27,197	Goldman Sachs Group, Inc. (The)	4,441,270
34,125	HCC Insurance Holdings, Inc.	856,538
22,890	Infinity Property & Casualty Corp.	950,851
145,360	Loews Corp.	4,363,707
114,015	Meadowbrook Insurance Group, Inc.	901,859
67,514	Ocwen Financial Corp.*	962,074
243,768	Progressive Corp. (The)*	3,797,905
36,762	Southside Bancshares, Inc.	832,292
65,774	SWS Group, Inc.	905,050
230,751	TD Ameritrade Holding Corp.*	4,278,124
102,753	TradeStation Group, Inc.*	769,620
		36,327,154
	Health Care - 12.8%
309,644	AmerisourceBergen Corp.	6,106,180
16,516	Beckman Coulter, Inc.	1,040,343
65,773	Cantel Medical Corp.*	1,018,166
23,391	Chemed Corp.	1,031,543
28,876	Emergency Medical Services Corp., Class A*	1,130,207
92,190	Healthspring, Inc.*	1,164,360
15,533	Landauer, Inc.	1,039,468
29,978	Magellan Health Services, Inc.*	970,088
91,156	Odyssey HealthCare, Inc.*	1,061,967
33,115	Omnicare, Inc.	790,455
109,995	Quest Diagnostics, Inc.	6,007,927
41,024	RehabCare Group, Inc.*	987,037
235,405	Schering-Plough Corp.	6,240,586
57,199	Sepracor, Inc.*	992,403
128,041	Wyeth	5,960,309
		35,541,039
	Industrials - 10.0%
123,088	American Reprographics Co.*	1,064,711
87,023	Apogee Enterprises, Inc.	1,268,795
50,499	Chart Industries, Inc.*	972,611
28,104	Cubic Corp.	1,100,553
75,820	Deluxe Corp.	1,186,583
245,071	Equifax, Inc.	6,384,099
40,812	Exponent, Inc.*	1,053,358
79,767	Lockheed Martin Corp.	5,963,381
50,263	Marten Transport Ltd.*	886,639
25,509	Michael Baker Corp.*	1,087,959
149,402	Raytheon Co.	7,014,424
		27,983,113
	Information Technology - 19.5%
307,137	3Com Corp.*	1,157,907
151,559	Affiliated Computer Services, Inc., Class A*	7,185,412
96,357	CSG Systems International, Inc.*	1,607,235
190,091	Global Cash Access Holdings, Inc.*	1,710,819
80,315	Ingram Micro, Inc., Class A*	1,350,898
64,086	International Business Machines Corp.	7,557,662
45,673	Lender Processing Services, Inc.	1,561,103
318,949	Novell, Inc.*	1,460,786
347,679	Oracle Corp.	7,694,136
97,133	Perot Systems Corp., Class A*	1,552,185
195,697	S1 Corp.*	1,387,492
389,871	SAIC, Inc.*	7,052,766
51,269	SYNNEX Corp.*	1,457,065
115,076	TeleTech Holdings, Inc.*	1,924,071
274,086	Western Digital Corp.*	8,291,102
53,352	Wright Express Corp.*	1,508,795
		54,459,434
	Materials - 3.9%
40,496	Bemis Co., Inc.	1,065,855
45,357	Pactiv Corp.*	1,142,089
97,160	Praxair, Inc.	7,595,969
22,954	Silgan Holdings, Inc.	1,153,668
		10,957,581
	Telecommunication Services - 3.3%
121,014	AT&T, Inc.	3,174,197
37,641	Atlantic Tele-Network, Inc.	1,578,287
47,964	NTELOS Holdings Corp.	742,962
688,056	Qwest Communications International, Inc.	2,655,896

57,333	Syniverse Holdings, Inc.*	$1,005,048
		9,156,390
	Utilities - 4.2%
45,579	New Jersey Resources Corp.	1,759,350
154,919	Sempra Energy	8,122,403
62,896	UGI Corp.	1,662,970
		11,544,723
	Total Common Stocks and Other Equity Interests (Cost $263,350,778)	278,810,940

	Money Market Fund - 0.0%
144,237	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $144,237)	144,237

	Total Investments (Cost $263,495,015)(a)-100.0%	278,955,177
	Liabilities in excess of other assets-(0.0%)	(94,473)
	Net Assets-100.0%	$278,860,704

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $263,510,702. The net unrealized appreciation was $15,444,475 which consisted of aggregate gross unrealized appreciation of $21,484,434 and aggregate gross unrealized depreciation of $6,039,959.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic OTC Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.1%
16,313	Apollo Group, Inc., Class A*	$1,126,250
19,061	Big 5 Sporting Goods Corp.	247,793
8,022	Citi Trends, Inc.*	234,242
24,457	Netflix, Inc.*	1,074,641
7,631	Papa John’s International, Inc.*	193,904
10,589	Rent-A-Center, Inc.*	219,828
24,620	Ross Stores, Inc.	1,085,496
21,908	Spartan Motors, Inc.	153,356
7,095	Steiner Leisure Ltd.*	224,982
5,232	Strayer Education, Inc.	1,111,172
10,541	Universal Electronics, Inc.*	222,520
65,654	Wet Seal, Inc. (The), Class A*	216,658
		6,110,842
	Consumer Staples - 1.9%
12,989	Lancaster Colony Corp.	591,519
23,857	National Beverage Corp.*	254,554
		846,073
	Energy - 0.7%
9,034	Alliance Holdings GP LP	192,244
6,397	Calumet Specialty Products Partners LP	112,587
		304,831
	Financials - 7.7%
2,532	American Physicians Capital, Inc.	112,649
6,047	AMERISAFE, Inc.*	100,561
10,205	AmTrust Financial Services, Inc.	124,705
3,483	Argo Group International Holdings Ltd. (Bermuda)*	117,029
2,531	BancFirst Corp.	90,686
13,535	Capitol Federal Financial	498,494
32,368	Charles Schwab Corp. (The)	578,416
16,465	Erie Indemnity Co., Class A	616,614
2,653	Infinity Property & Casualty Corp.	110,206
9,257	MarketAxess Holdings, Inc.*	96,828
5,714	optionsXpress Holdings, Inc.	103,252
4,261	Southside Bancshares, Inc.	96,469
33,432	TD Ameritrade Holding Corp.*	619,829
11,910	TradeStation Group, Inc.*	89,206
		3,354,944
	Health Care - 13.1%
11,939	American Medical Systems Holdings, Inc.*	182,547
9,696	AmSurg Corp.*	199,932
18,360	Biogen Idec, Inc.*	873,018
12,155	Ensign Group, Inc. (The)	194,723
22,038	Gilead Sciences, Inc.*	1,078,319
12,034	Immucor, Inc.*	200,486
7,274	IPC Hospitalist Co., Inc. (The)*	202,581
7,233	Kensey Nash Corp.*	206,575
6,065	Magellan Health Services, Inc.*	196,263
9,732	Matrixx Initiatives, Inc.*	54,889
18,443	Odyssey HealthCare, Inc.*	214,861
60,693	Sepracor, Inc.*	1,053,024
15,760	Techne Corp.	1,005,803
		5,663,021
	Industrials - 5.4%
19,746	Allegiant Travel Co.*	855,199
11,084	Apogee Enterprises, Inc.	161,605
6,432	Chart Industries, Inc.*	123,880
5,198	Exponent, Inc.*	134,160
50,736	Heartland Express, Inc.	781,335
6,402	Marten Transport Ltd.*	112,931
8,378	Sykes Enterprises, Inc.*	166,722
		2,335,832
	Information Technology - 55.3%
43,438	3Com Corp.*	163,761
24,213	Acme Packet, Inc.*	243,099
38,771	Actuate Corp.*	202,772
9,030	ADTRAN, Inc.	218,165
11,670	Anaren, Inc.*	209,827
9,125	Apple, Inc.*	1,490,934
52,125	Art Technology Group, Inc.*	197,554
32,604	Automatic Data Processing, Inc.	1,214,499
71,018	CA, Inc.	1,501,321
49,197	Cognizant Technology Solutions Corp., Class A*	1,455,739
13,627	CSG Systems International, Inc.*	227,298
4,921	Digital River, Inc.*	173,957
23,935	EarthLink, Inc.	202,251
11,758	Euronet Worldwide, Inc.*	247,388
29,256	Fiserv, Inc.*	1,387,027
2,970	Google, Inc., Class A*	1,315,858
5,230	Hittite Microwave Corp.*	183,678
15,281	I2 Technologies, Inc.*	205,682
33,509	infoGROUP, Inc.	201,724
11,491	Informatica Corp.*	211,319
78,834	Intel Corp.	1,517,554
14,412	Interactive Intelligence, Inc.*	232,898
8,415	j2 Global Communications, Inc.*	201,876
10,215	Jack Henry & Associates, Inc.	219,316
12,594	JDA Software Group, Inc.*	259,562
24,887	Mercury Computer Systems, Inc.*	286,200
7,184	MICROS Systems, Inc.*	196,770
59,324	Microsoft Corp.	1,395,300
9,799	Multi-Fineline Electronix, Inc.*	223,319
7,458	NCI, Inc., Class A*	236,344
45,108	Novell, Inc.*	206,595
63,260	Oracle Corp.	1,399,944
7,070	Pegasystems, Inc.	200,081
8,370	Progress Software Corp.*	189,413
90,789	QLogic Corp.*	1,184,796
14,524	Quest Software, Inc.*	214,084
27,677	S1 Corp.*	196,230
7,585	ScanSource, Inc.*	216,400
36,722	SonicWALL, Inc.*	278,720
5,623	SPSS, Inc.*	278,226
28,007	Super Micro Computer, Inc.*	222,376
36,508	Symmetricom, Inc.*	236,572
63,618	Synopsys, Inc.*	1,271,088
6,532	Syntel, Inc.	258,537
16,275	TeleTech Holdings, Inc.*	272,118
223,292	Tellabs, Inc.*	1,295,094
		23,943,266
	Materials - 0.6%
3,063	Balchem Corp.*	84,998

3,894	Silgan Holdings, Inc.	$195,713
		280,711
	Telecommunication Services - 1.2%
4,976	Atlantic Tele-Network, Inc.	208,644
12,921	NII Holdings, Inc.*	297,441
		506,085
	Total Common Stocks and Other Equity Interests (Cost $39,795,278)	43,345,605

	Money Market Fund - 0.1%
26,097	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $26,097)	26,097

	Total Investments (Cost $39,821,375)(a)-100.1%	43,371,702
	Liabilities in excess of other assets-(0.1%)	(51,367)
	Net Assets-100.0%	$43,320,335

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $39,838,370. The net unrealized appreciation was $3,533,332 which consisted of aggregate gross unrealized appreciation of $4,997,937 and aggregate gross unrealized depreciation of $1,464,605.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.1%
4,098	Abercrombie & Fitch Co., Class A	$117,162
1,065	Advance Auto Parts, Inc.	49,235
2,599	Amazon.com, Inc.*	222,890
49,994	American Axle & Manufacturing Holdings, Inc.	109,987
5,691	American Eagle Outfitters, Inc.	81,894
8,342	AnnTaylor Stores Corp.*	100,688
1,211	Apollo Group, Inc., Class A*	83,607
145,825	ArvinMeritor, Inc.	1,055,773
22,989	Asbury Automotive Group, Inc.*	321,616
9,248	Autoliv, Inc.	331,171
18,397	AutoNation, Inc.*	380,450
707	AutoZone, Inc.*	108,574
3,542	Barnes & Noble, Inc.	81,572
117,927	Beazer Homes USA, Inc.*	379,725
7,818	Bed Bath & Beyond, Inc.*	271,676
75,127	Belo Corp., Class A	215,615
16,455	Best Buy Co., Inc.	614,923
4,876	Big Lots, Inc.*	112,343
5,442	Black & Decker Corp. (The)	204,619
120,161	Blockbuster, Inc., Class A*	87,718
99,094	Borders Group, Inc.*	393,403
5,762	BorgWarner, Inc.	191,241
11,444	Boyd Gaming Corp.*	105,170
6,789	Brinker International, Inc.	112,969
28,344	Brunswick Corp.	203,510
2,780	Burger King Holdings, Inc.	47,316
4,065	Cabela’s, Inc.*	65,894
5,608	Cablevision Systems Corp., Class A	114,796
2,283	Career Education Corp.*	52,326
11,606	CarMax, Inc.*	187,205
28,169	Carnival Corp.	788,450
169,281	CBS Corp., Class B	1,386,411
23,486	Centex Corp.*	256,232
6,956	Central European Media Enterprises Ltd., Class A (Bermuda)*	146,911
80,410	Charming Shoppes, Inc.*	388,380
10,699	Chico’s FAS, Inc.*	122,718
1,817	Cinemark Holdings, Inc.	20,151
34,367	Clear Channel Outdoor Holdings, Inc., Class A*	197,267
7,141	Coach, Inc.	211,302
5,435	Collective Brands, Inc.*	86,525
119,631	Comcast Corp., Class A	1,748,316
10,117	Cooper Tire & Rubber Co.	149,327
2,813	Core-Mark Holding Co., Inc.*	75,557
27,388	D.R. Horton, Inc.	317,427
4,122	Darden Restaurants, Inc.	133,512
3,593	Dick’s Sporting Goods, Inc.*	71,321
33,693	Dillard’s, Inc., Class A	357,483
14,104	DIRECTV Group, Inc. (The)*	365,294
2,998	Discovery Communications, Inc., Class A*	73,451
3,146	Discovery Communications, Inc., Class C*	70,470
19,980	DISH Network Corp., Class A*	338,661
2,206	Dollar Tree, Inc.*	101,741
8,521	Domino’s Pizza, Inc.*	70,043
66,091	E.W. Scripps Co., Class A	265,686
66,406	Eastman Kodak Co.	197,226
162,162	Emmis Communications Corp., Class A*	43,784
16,067	Exide Technologies*	78,246
19,401	Expedia, Inc.*	401,795
3,961	Family Dollar Stores, Inc.	124,455
6,994	Federal-Mogul Corp.*	98,825
13,391	Foot Locker, Inc.	148,372
1,449,090	Ford Motor Co.*	11,592,720
10,344	Fortune Brands, Inc.	409,312
30,776	Furniture Brands International, Inc.	123,412
3,601	GameStop Corp., Class A*	78,826
112,202	Gannett Co., Inc.	785,414
22,880	Gap, Inc. (The)	373,402
3,890	Garmin Ltd.	107,597
7,357	Genuine Parts Co.	260,585
76,306	Goodyear Tire & Rubber Co. (The)*	1,298,728
6,494	Group 1 Automotive, Inc.	191,313
6,966	H&R Block, Inc.	116,263
12,534	Hanesbrands, Inc.*	249,427
20,176	Harley-Davidson, Inc.	455,978
7,459	Harman International Industries, Inc.	184,088
3,725	Hasbro, Inc.	98,713
75,360	Home Depot, Inc. (The)	1,954,838
76,387	Hovnanian Enterprises, Inc., Class A*	244,438
23,207	HSN, Inc.*	235,087
863	Interactive Data Corp.	19,633
13,359	International Game Technology	263,840
33,921	Interpublic Group of Cos., Inc.*	176,728
23,090	J.C. Penney Co., Inc.	696,164
2,669	Jack in the Box, Inc.*	56,316
8,516	Jarden Corp.*	209,919
48,128	Johnson Controls, Inc.	1,245,553
37,599	Jones Apparel Group, Inc.	517,362
11,264	KB Home	187,996
10,533	Kohl’s Corp.*	511,377
17,088	Lamar Advertising Co., Class A*	359,532
23,637	Las Vegas Sands Corp.*	221,006
10,914	Leggett & Platt, Inc.	189,358
24,531	Lennar Corp., Class A	290,447
12,248	Liberty Global, Inc., Series C*	255,248
12,655	Liberty Global, Inc., Class A*	265,122
44,426	Liberty Media Corp. - Capital, Series A*	647,731
104,522	Liberty Media Corp. - Interactive, Class A*	696,117
31,023	Limited Brands, Inc.	401,438
18,142	Live Nation, Inc.*	105,949
32,184	Liz Claiborne, Inc.	101,701
54,351	Lowe’s Cos., Inc.	1,220,723
61,451	Macy’s, Inc.	854,783
12,417	Marriott International, Inc., Class A	267,462
14,349	Mattel, Inc.	252,255
89,084	McClatchy Co. (The), Class A	204,002
14,824	McDonald’s Corp.	816,209
10,589	McGraw-Hill Cos., Inc. (The)	331,965
2,473	MDC Holdings, Inc.	87,149
2,642	Meredith Corp.	69,934
62,866	MGM MIRAGE*	454,521
9,349	Mohawk Industries, Inc.*	482,221

18,236	New York Times Co. (The), Class A	$143,517
24,678	Newell Rubbermaid, Inc.	317,606
117,597	News Corp., Class A	1,214,777
28,852	News Corp., Class B	346,801
7,477	NIKE, Inc., Class B	423,497
10,987	Nordstrom, Inc.	290,496
404	NVR, Inc.*	242,865
252,224	Office Depot, Inc.*	1,147,619
36,928	OfficeMax, Inc.	343,800
11,102	Omnicom Group, Inc.	377,468
2,327	O’Reilly Automotive, Inc.*	94,616
3,440	Penn National Gaming, Inc.*	109,082
11,139	Penske Automotive Group, Inc.	230,355
3,507	PetSmart, Inc.	78,452
2,859	Polo Ralph Lauren Corp.	180,260
20,363	Pulte Homes, Inc.	231,527
37,517	Quiksilver, Inc.*	80,662
11,369	RadioShack Corp.	176,333
21,043	RCN Corp.*	153,193
15,946	Regal Entertainment Group, Class A	198,368
4,867	Regis Corp.	66,483
5,621	Rent-A-Center, Inc.*	116,692
2,739	Ross Stores, Inc.	120,763
15,989	Royal Caribbean Cruises Ltd.	232,160
4,064	Ryland Group, Inc.	81,158
61,796	Saks, Inc.*	316,396
3,577	Scholastic Corp.	80,661
3,158	Scripps Networks Interactive, Inc., Class A	101,940
14,507	Sears Holdings Corp.*	962,394
18,066	Service Corp. International	114,177
3,079	Sherwin-Williams Co. (The)	177,812
2,748	Snap-On, Inc.	97,911
65,418	Sonic Automotive, Inc., Class A	804,641
55,103	Standard Pacific Corp.*	189,554
4,088	Stanley Works (The)	164,133
20,390	Staples, Inc.	428,598
22,270	Starbucks Corp.*	394,179
13,989	Starwood Hotels & Resorts Worldwide, Inc.	330,280
35,124	Target Corp.	1,532,109
61,137	Tenneco, Inc.*	988,585
3,672	Thor Industries, Inc.	87,798
13,006	Ticketmaster Entertainment, Inc.*	105,349
4,111	Tiffany & Co.	122,631
2,035	Tim Hortons, Inc. (Canada)	55,128
17,818	Time Warner Cable, Inc.	589,063
84,493	Time Warner, Inc.	2,252,583
11,485	TJX Cos., Inc. (The)	416,102
7,198	Toll Brothers, Inc.*	140,793
1,540	Tractor Supply Co.*	73,874
29,176	TravelCenters of America LLC*	72,648
78,567	TRW Automotive Holdings Corp.*	1,322,283
3,618	VF Corp.	234,048
26,428	Viacom, Inc., Class B*	612,072
41,173	Virgin Media, Inc.	430,258
4,263	WABCO Holdings, Inc.	81,040
69,242	Walt Disney Co. (The)	1,739,359
18,126	Warner Music Group Corp.*	101,868
109	Washington Post Co. (The), Class B	49,214
12,350	Whirlpool Corp.	705,062
8,857	Williams-Sonoma, Inc.	124,529
31,918	Wyndham Worldwide Corp.	445,256
2,191	Wynn Resorts Ltd.*	112,113
8,199	Yum! Brands, Inc.	290,737
37,391	Zale Corp.*	221,355
		70,527,392
	Consumer Staples - 7.3%
2,061	Alberto-Culver Co.	52,803
162,509	Altria Group, Inc.	2,848,783
27,285	Archer-Daniels-Midland Co.	821,824
11,462	Avon Products, Inc.	371,140
15,018	Bare Escentuals, Inc.*	133,059
3,777	BJ’s Wholesale Club, Inc.*	125,963
2,360	Brown-Forman Corp., Class B	103,722
8,028	Bunge Ltd.	561,719
6,076	Campbell Soup Co.	188,538
2,425	Casey’s General Stores, Inc.	66,518
10,864	Chiquita Brands International, Inc.*	133,084
941	Church & Dwight Co., Inc.	55,500
2,986	Clorox Co. (The)	182,176
36,372	Coca-Cola Co. (The)	1,812,780
24,430	Coca-Cola Enterprises, Inc.	459,040
6,328	Colgate-Palmolive Co.	458,400
23,079	ConAgra Foods, Inc.	453,041
11,100	Constellation Brands, Inc., Class A*	151,626
3,205	Corn Products International, Inc.	89,740
12,676	Cosan Ltd., Class A (Brazil)*	85,183
18,237	Costco Wholesale Corp.	902,732
37,590	CVS Caremark Corp.	1,258,513
34,644	Dean Foods Co.*	734,106
10,508	Del Monte Foods Co.	101,507
15,626	Dr Pepper Snapple Group, Inc.*	384,556
2,618	Energizer Holdings, Inc.*	167,709
6,406	Estee Lauder Cos., Inc. (The), Class A	233,435
2,517	Fresh Del Monte Produce, Inc.*	53,889
7,757	General Mills, Inc.	456,965
19,774	Great Atlantic & Pacific Tea Co., Inc. (The)*	114,096
8,513	H.J. Heinz Co.	327,410
4,280	Hershey Co. (The)	170,986
2,882	Hormel Foods Corp.	103,493
1,929	J.M. Smucker Co. (The)	96,508
6,285	Kellogg Co.	298,538
10,994	Kimberly-Clark Corp.	642,599
56,329	Kraft Foods, Inc., Class A	1,596,364
37,988	Kroger Co. (The)	812,183
5,910	Lorillard, Inc.	435,685
2,650	McCormick & Co., Inc.	85,383
5,581	Molson Coors Brewing Co., Class B	252,317
1,420	Nash Finch Co.	43,594
2,861	NBTY, Inc.*	103,568
4,334	Pantry, Inc. (The)*	76,062
9,364	Pepsi Bottling Group, Inc. (The)	317,908
3,982	PepsiAmericas, Inc.	106,638
26,184	PepsiCo, Inc.	1,485,942
31,853	Philip Morris International, Inc.	1,484,350
62,637	Procter & Gamble Co. (The)	3,476,980
1,106	Ralcorp Holdings, Inc.*	70,242
8,835	Reynolds American, Inc.	384,411
1,999	Ruddick Corp.	46,977
29,436	Safeway, Inc.	557,223
45,347	Sara Lee Corp.	482,492
26,984	Smithfield Foods, Inc.*	365,633
28,377	SUPERVALU, Inc.	420,831
23,313	Sysco Corp.	553,917

40,979	Tyson Foods, Inc., Class A	$468,390
1,859	Universal Corp.	70,772
32,988	Walgreen Co.	1,024,277
78,064	Wal-Mart Stores, Inc.	3,893,832
9,731	Whole Foods Market, Inc.*	235,393
10,737	Winn-Dixie Stores, Inc.*	152,143
		34,205,188
	Energy - 7.9%
1,483	Alon USA Energy, Inc.	14,874
5,321	Alpha Natural Resources, Inc.*	177,243
17,213	Anadarko Petroleum Corp.	829,667
9,179	Apache Corp.	770,577
4,296	Arch Coal, Inc.	74,793
10,238	Baker Hughes, Inc.	414,639
14,391	BJ Services Co.	204,064
5,079	Cameron International Corp.*	158,617
22,988	Chesapeake Energy Corp.	492,863
75,518	Chevron Corp.	5,246,235
4,450	Cimarex Energy Co.	159,221
453	CNX Gas Corp.*	13,314
10,845	Complete Production Services, Inc.*	89,580
87,540	ConocoPhillips	3,826,373
3,175	CONSOL Energy, Inc.	112,808
820	Continental Resources, Inc.*	27,741
4,049	CVR Energy, Inc.*	34,578
2,030	Delek US Holdings, Inc.	17,296
4,525	Denbury Resources, Inc.*	75,115
16,468	Devon Energy Corp.	956,626
1,146	Diamond Offshore Drilling, Inc.	102,991
34,223	El Paso Corp.	344,283
4,094	ENSCO International, Inc.	155,122
4,604	EOG Resources, Inc.	340,834
6,442	Exterran Holdings, Inc.*	112,026
119,752	Exxon Mobil Corp.	8,429,343
2,750	FMC Technologies, Inc.*	119,625
7,586	Forest Oil Corp.*	127,824
116	Foundation Coal Holdings, Inc.	4,168
3,975	Frontier Oil Corp.	55,252
9,211	General Maritime Corp.	76,728
29,204	Halliburton Co.	645,116
23,754	Helix Energy Solutions Group, Inc.*	249,179
2,960	Helmerich & Payne, Inc.	101,706
37,053	Hercules Offshore, Inc.*	175,631
8,902	Hess Corp.	491,390
1,748	Holly Corp.	37,180
20,462	Key Energy Services, Inc.*	142,006
3,618	Linn Energy LLC	81,007
44,429	Marathon Oil Corp.	1,432,835
7,164	Mariner Energy, Inc.*	85,896
3,968	Massey Energy Co.	105,549
5,973	Murphy Oil Corp.	347,629
19,641	Nabors Industries Ltd. (Bermuda)*	334,290
8,672	National Oilwell Varco, Inc.*	311,672
7,854	Newfield Exploration Co.*	308,898
6,723	Noble Corp. (Switzerland)	227,641
3,364	Noble Energy, Inc.	205,608
12,344	Occidental Petroleum Corp.	880,621
1,596	Oil States International, Inc.*	43,284
2,160	Overseas Shipholding Group, Inc.	74,196
8,983	Patterson-UTI Energy, Inc.	124,055
5,572	Peabody Energy Corp.	184,489
3,615	Petrohawk Energy Corp.*	87,772
21,211	Pioneer Drilling Co.*	92,904
6,996	Pioneer Natural Resources Co.	199,736
6,242	Plains Exploration & Production Co.*	178,833
7,003	Pride International, Inc.*	175,565
1,290	Range Resources Corp.	59,869
5,657	Rowan Cos., Inc.	120,664
5,854	SandRidge Energy, Inc.*	54,735
20,615	Schlumberger Ltd.	1,102,903
924	SEACOR Holdings, Inc.*	73,440
5,606	Ship Finance International Ltd. (Bermuda)	69,122
8,752	Smith International, Inc.	219,938
5,369	Southern Union Co.	104,051
2,114	Southwestern Energy Co.*	87,583
28,697	Spectra Energy Corp.	526,877
15,631	Stone Energy Corp.*	169,753
11,421	Sunoco, Inc.	281,984
2,710	Superior Energy Services, Inc.*	44,959
4,821	Teekay Corp. (Bahamas)	85,814
15,378	Tesoro Corp.	201,298
1,661	Tidewater, Inc.	74,745
2,883	Unit Corp.*	91,362
9,062	USEC, Inc.*	35,070
59,062	Valero Energy Corp.	1,063,116
2,567	W&T Offshore, Inc.	27,441
16,692	Weatherford International Ltd. (Switzerland)*	313,142
3,966	Western Refining, Inc.*	25,819
2,274	Whiting Petroleum Corp.*	104,513
28,391	Williams Cos., Inc. (The)	473,846
2,755	World Fuel Services Corp.	120,834
8,617	XTO Energy, Inc.	346,662
		36,768,648
	Financials - 29.2%
1,559	Affiliated Managers Group, Inc.*	102,925
23,491	Aflac, Inc.	889,369
1,320	Alexandria Real Estate Equities, Inc. REIT	50,305
221	Alleghany Corp.*	59,780
129,205	Allied Capital Corp.	515,528
2,616	Allied World Assurance Co. Holdings Ltd. (Bermuda)	113,691
50,008	Allstate Corp. (The)	1,345,715
10,057	AMB Property Corp. REIT	199,229
191,445	American Capital Ltd.	691,116
80,414	American Express Co.	2,278,129
3,937	American Financial Group, Inc.	96,023
93,602	American International Group, Inc.	1,229,930
903	American National Insurance Co.	71,382
16,242	AmeriCredit Corp.*	254,837
5,572	Ameriprise Financial, Inc.	154,902
10,007	Annaly Capital Management, Inc. REIT	168,618
6,697	Aon Corp.	264,197
22,250	Apartment Investment & Management Co., Class A REIT	208,705
15,890	Apollo Investment Corp.	113,137
1,818	Arch Capital Group Ltd.*	113,061
3,529	Arthur J. Gallagher & Co.	80,814
3,267	Aspen Insurance Holdings Ltd. (Bermuda)	81,250
4,334	Associated Banc-Corp.	46,981
8,417	Assurant, Inc.	214,802
8,566	Astoria Financial Corp.	83,176
2,703	AvalonBay Communities, Inc. REIT	157,315
6,086	Axis Capital Holdings Ltd. (Bermuda)	173,208

9,313	Baldwin & Lyons, Inc., Class B	$201,813
2,739	BancorpSouth, Inc.	61,627
1,956,307	Bank of America Corp.	28,933,781
1,574	Bank of Hawaii Corp.	60,394
36,070	Bank of New York Mellon Corp. (The)	986,154
47,008	BB&T Corp.	1,075,543
1,209	Berkshire Hathaway, Inc., Class B*	3,845,224
644	BOK Financial Corp.	26,977
7,404	Boston Properties, Inc. REIT	391,672
18,717	Brandywine Realty Trust REIT	153,105
2,290	BRE Properties, Inc. REIT	54,342
4,317	Camden Property Trust REIT	127,395
68,287	Capital One Financial Corp.	2,096,411
64,206	CapitalSource, Inc.	297,916
37,540	CB Richard Ellis Group, Inc., Class A*	409,186
41,717	CBL & Associates Properties, Inc. REIT	247,799
17,478	Charles Schwab Corp. (The)	312,332
8,618	Chubb Corp. (The)	397,979
10,064	Cincinnati Financial Corp.	243,046
86,695	CIT Group, Inc.	75,425
3,597,563	Citigroup, Inc.	11,404,275
2,127	City National Corp.	83,889
1,206	CME Group, Inc.	336,269
3,102	CNA Financial Corp.	52,889
111,919	Colonial Bancgroup, Inc. (The)	68,271
19,155	Colonial Properties Trust REIT	152,857
15,979	Comerica, Inc.	380,939
1,904	Commerce Bancshares, Inc.	69,801
14,291	CompuCredit Holdings Corp.*	42,730
138,358	Conseco, Inc.*	430,293
6,274	Cousins Properties, Inc. REIT	54,082
15,793	DCT Industrial Trust, Inc. REIT	72,016
44,025	Developers Diversified Realty Corp. REIT	246,980
51,405	Discover Financial Services	610,691
5,003	Douglas Emmett, Inc. REIT	50,830
18,133	Duke Realty Corp. REIT	172,082
234,263	E*TRADE Financial Corp.*	351,395
3,453	Endurance Specialty Holdings Ltd. (Bermuda)	115,227
2,203	Equity One, Inc. REIT	33,155
13,385	Equity Residential REIT	321,240
745	Erie Indemnity Co., Class A	27,900
2,394	Everest Re Group Ltd.	192,047
1,364	Federal Realty Investment Trust REIT	77,816
2,595	Federated Investors, Inc., Class B	67,288
20,143	Fidelity National Financial, Inc., Class A	289,052
304,142	Fifth Third Bancorp	2,889,349
6,892	First American Corp. (The)	203,659
11,486	First Horizon National Corp.*	147,251
21,922	First Industrial Realty Trust, Inc. REIT	92,949
3,647	FirstMerit Corp.	68,126
4,678	Franklin Resources, Inc.	414,845
11,011	Fulton Financial Corp.	74,434
358,625	Genworth Financial, Inc., Class A	2,474,513
22,302	Goldman Sachs Group, Inc. (The)	3,641,917
80,779	Guaranty Financial Group, Inc.*	9,693
2,026	Hanover Insurance Group, Inc. (The)	79,642
147,826	Hartford Financial Services Group, Inc. (The)	2,437,651
3,335	HCC Insurance Holdings, Inc.	83,709
7,723	HCP, Inc. REIT	198,944
2,621	Health Care REIT, Inc. REIT	104,997
3,767	Healthcare Realty Trust, Inc. REIT	73,117
2,735	Highwoods Properties, Inc. REIT	70,043
10,054	Hospitality Properties Trust REIT	158,753
61,061	Host Hotels & Resorts, Inc. REIT	554,434
25,271	HRPT Properties Trust REIT	121,806
13,462	Hudson City Bancorp, Inc.	189,276
193,482	Huntington Bancshares, Inc.	791,341
5,732	Interactive Brokers Group, Inc., Class A*	107,704
302,327	Invesco Ltd. (-)	5,970,958
2,139	IPC Holdings Ltd.	61,903
75,768	iStar Financial, Inc. REIT*	184,116
12,346	Janus Capital Group, Inc.	168,646
2,522	Jones Lang LaSalle, Inc.	95,735
218,980	JPMorgan Chase & Co.	8,463,577
84,709	KeyCorp	489,618
23,209	Kimco Realty Corp. REIT	228,377
60,684	KKR Financial Holdings LLC	123,795
13,913	Legg Mason, Inc.	391,512
4,784	Leucadia National Corp.*	117,208
5,560	Liberty Property Trust REIT	154,401
49,932	Lincoln National Corp.	1,058,059
27,488	Loews Corp.	825,190
7,040	M&T Bank Corp.	410,573
7,011	Macerich Co. (The) REIT	137,906
5,408	Mack-Cali Realty Corp. REIT	150,937
382	Markel Corp.*	120,548
22,480	Marsh & McLennan Cos., Inc.	459,042
41,855	Marshall & Ilsley Corp.	252,804
33,050	MBIA, Inc.*	138,480
1,653	Mercury General Corp.	57,971
64,620	MetLife, Inc.	2,193,849
20,167	MF Global Ltd.*	128,665
20,779	MGIC Investment Corp.	137,141
5,068	Montpelier Re Holdings Ltd. (Bermuda)	79,466
3,634	Moody’s Corp.	86,271
101,701	Morgan Stanley	2,898,479
7,876	MSCI, Inc., Class A*	220,134
3,220	NASDAQ Omx Group, Inc. (The)*	68,039
2,775	Nationwide Health Properties, Inc. REIT	80,530
16,689	New York Community Bancorp, Inc.	182,578
4,400	Northern Trust Corp.	263,164
12,262	NYSE Euronext	330,461
18,825	Och-Ziff Capital Management Group LLC, Class A	196,156
680	Odyssey Re Holdings Corp.	31,416
15,843	Old Republic International Corp.	163,817
7,679	OneBeacon Insurance Group Ltd., Class A	86,773
2,213	PartnerRe Ltd.	151,790
6,455	People’s United Financial, Inc.	104,894
14,682	PHH Corp.*	269,121
143,008	Phoenix Cos., Inc. (The)*	314,618
1,827	Platinum Underwriters Holdings Ltd. (Bermuda)	61,661
4,929	Plum Creek Timber Co., Inc. REIT	154,179
128,888	PMI Group, Inc. (The)	296,442
21,120	PNC Financial Services Group, Inc.	774,259
46,507	Popular, Inc.	59,064
2,030	Potlatch Corp. REIT	60,027
43,568	Principal Financial Group, Inc.	1,032,562
29,400	Progressive Corp. (The)	458,052
65,613	ProLogis REIT	576,738
31,130	Protective Life Corp.	465,393

60,203	Prudential Financial, Inc.	$2,665,187
2,443	Public Storage REIT	177,289
27,713	Radian Group, Inc.	92,284
5,406	Raymond James Financial, Inc.	110,931
2,509	Rayonier, Inc. REIT	97,826
3,048	Realty Income Corp. REIT	71,872
4,153	Redwood Trust, Inc. REIT	67,486
2,849	Regency Centers Corp. REIT	91,396
250,126	Regions Financial Corp.	1,105,557
1,839	Reinsurance Group of America, Inc.	76,319
1,947	RenaissanceRe Holdings Ltd. (Bermuda)	97,837
2,846	SEI Investments Co.	53,789
3,796	Senior Housing Properties Trust REIT	70,833
10,064	Simon Property Group, Inc. REIT	560,766
10,543	SL Green Realty Corp. REIT	271,799
52,232	SLM Corp.*	464,342
3,622	StanCorp Financial Group, Inc.	124,669
18,396	State Street Corp.	925,319
418	Student Loan Corp. (The)	18,789
77,628	SunTrust Banks, Inc.	1,513,746
5,394	Susquehanna Bancshares, Inc.	28,372
44,041	Synovus Financial Corp.	154,584
5,521	T. Rowe Price Group, Inc.	257,886
6,013	TCF Financial Corp.	85,024
29,281	TD Ameritrade Holding Corp.*	542,870
6,309	Torchmark Corp.	246,430
3,307	Transatlantic Holdings, Inc.	156,454
30,531	Travelers Cos., Inc. (The)	1,314,970
103,227	U.S. Bancorp	2,106,863
9,046	UDR, Inc. REIT	94,531
8,303	Unitrin, Inc.	109,517
25,482	Unum Group	478,297
1,721	Validus Holdings Ltd.	39,067
5,232	Valley National Bancorp	66,551
3,635	Ventas, Inc. REIT	128,315
8,522	Vornado Realty Trust REIT	434,792
6,373	W.R. Berkley Corp.	148,045
4,523	Washington Federal, Inc.	63,005
16,009	Webster Financial Corp.	181,062
7,699	Weingarten Realty Investors REIT	118,796
268,536	Wells Fargo & Co.	6,568,391
45	Wesco Financial Corp.	13,723
604	White Mountains Insurance Group Ltd.	155,832
4,309	Willis Group Holdings Ltd.	107,380
6,290	Wilmington Trust Corp.	72,272
99,269	XL Capital Ltd., Class A	1,397,708
19,454	Zions Bancorp	264,185
		136,428,466
	Health Care - 7.2%
20,222	Abbott Laboratories	909,788
16,555	Aetna, Inc.	446,488
4,350	Alcon, Inc. (Switzerland)	555,060
2,838	Allergan, Inc.	151,634
2,195	AMERIGROUP Corp.*	54,173
35,760	AmerisourceBergen Corp.	705,187
17,367	Amgen, Inc.*	1,082,138
7,648	Baxter International, Inc.	431,118
1,679	Beckman Coulter, Inc.	105,760
3,834	Becton, Dickinson and Co.	249,785
3,542	Biogen Idec, Inc.*	168,422
600	Bio-Rad Laboratories, Inc., Class A*	46,464
64,513	Boston Scientific Corp.*	692,870
50,733	Bristol-Myers Squibb Co.	1,102,935
10,188	Brookdale Senior Living, Inc.	109,113
679	C.R. Bard, Inc.	49,954
28,404	Cardinal Health, Inc.	945,853
916	Cephalon, Inc.*	53,723
1,357	Cerner Corp.*	88,314
2,341	Charles River Laboratories International, Inc.*	77,417
20,032	CIGNA Corp.	568,909
7,012	Community Health Systems, Inc.*	198,580
1,427	Covance, Inc.*	78,699
15,926	Coventry Health Care, Inc.*	366,298
10,880	Covidien PLC (Ireland)	411,373
2,436	DaVita, Inc.*	121,069
2,496	DENTSPLY International, Inc.	83,242
28,929	Eli Lilly & Co.	1,009,333
2,589	Endo Pharmaceuticals Holdings, Inc.*	54,395
5,260	Express Scripts, Inc.*	368,410
7,566	Forest Laboratories, Inc.*	195,430
3,316	Genzyme Corp.*	172,067
4,766	Gilead Sciences, Inc.*	233,200
86,572	Health Management Associates, Inc., Class A*	522,029
14,407	Health Net, Inc.*	194,927
2,856	Henry Schein, Inc.*	146,741
6,552	Hill-Rom Holdings, Inc.	112,301
9,051	Hologic, Inc.*	132,959
4,178	Hospira, Inc.*	160,561
13,359	Humana, Inc.*	438,843
3,673	IMS Health, Inc.	44,076
2,445	Inverness Medical Innovations, Inc.*	82,274
45,515	Johnson & Johnson	2,771,408
3,847	Kindred Healthcare, Inc.*	54,012
1,900	Kinetic Concepts, Inc.*	60,078
14,556	King Pharmaceuticals, Inc.*	132,023
2,189	Laboratory Corp. of America Holdings*	147,079
2,239	Life Technologies Corp.*	101,942
3,178	LifePoint Hospitals, Inc.*	87,904
2,612	Lincare Holdings, Inc.*	68,382
1,309	Magellan Health Services, Inc.*	42,359
21,292	McKesson Corp.	1,089,086
15,299	Medco Health Solutions, Inc.*	808,705
18,865	Medtronic, Inc.	668,198
67,972	Merck & Co., Inc.	2,039,840
802	Mettler-Toledo International, Inc.*	67,416
859	Millipore Corp.*	59,786
4,882	Mylan, Inc.*	64,394
4,492	Omnicare, Inc.	107,224
1,890	Owens & Minor, Inc.	83,727
3,793	Patterson Cos., Inc.*	96,191
274,423	Pfizer, Inc.	4,371,558
1,859	Pharmaceutical Product Development, Inc.	38,611
2,783	Quest Diagnostics, Inc.	152,007
18,494	Schering-Plough Corp.	490,276
4,702	St. Jude Medical, Inc.*	177,312
4,616	Stryker Corp.	179,470
80,050	Sunrise Senior Living, Inc.*	187,317
1,277	Teleflex, Inc.	61,245
131,561	Tenet Healthcare Corp.*	519,666
9,410	Thermo Fisher Scientific, Inc.*	426,085
55,211	UnitedHealth Group, Inc.	1,549,221
5,828	Universal American Corp.*	53,035

2,121	Universal Health Services, Inc., Class B	$117,949
1,925	Varian Medical Systems, Inc.*	67,895
1,995	Warner Chilcott Ltd., Class A*	30,125
1,312	Waters Corp.*	65,928
2,900	Watson Pharmaceuticals, Inc.*	100,717
33,506	WellPoint, Inc.*	1,763,756
19,580	Wyeth	911,449
6,182	Zimmer Holdings, Inc.*	288,081
		33,823,369
	Industrials - 11.9%
20,318	3M Co.	1,432,825
1,918	Acuity Brands, Inc.	56,600
3,462	Aecom Technology Corp.*	112,169
6,959	AGCO Corp.*	218,930
12,183	Aircastle Ltd. (Bermuda)	88,449
2,492	Alaska Air Group, Inc.*	57,465
2,650	Alexander & Baldwin, Inc.	77,433
1,077	Alliant Techsystems, Inc.*	84,781
1,632	AMERCO, Inc.*	73,244
1,833	AMETEK, Inc.	59,316
82,211	AMR Corp.*	439,829
3,300	Armstrong World Industries, Inc.*	81,180
7,332	Avery Dennison Corp.	195,984
642,452	Avis Budget Group, Inc.*	5,492,965
5,785	BE Aerospace, Inc.*	93,486
30,317	BlueLinx Holdings, Inc.*	120,965
30,173	Boeing Co. (The)	1,294,723
4,163	Briggs & Stratton Corp.	71,479
2,396	Brink’s Co. (The)	65,051
9,396	Burlington Northern Santa Fe Corp.	738,432
2,756	C.H. Robinson Worldwide, Inc.	150,285
2,739	Carlisle Cos., Inc.	85,813
35,809	Caterpillar, Inc.	1,577,745
33,905	China BAK Battery, Inc.*	112,226
44,682	China Yuchai International Ltd. (Bermuda)	376,222
2,772	Cintas Corp.	69,799
19,663	Continental Airlines, Inc., Class B*	219,636
4,620	Con-way, Inc.	210,441
6,528	Cooper Industries Ltd., Class A	215,098
4,864	Corrections Corp. of America*	83,953
2,646	Covanta Holding Corp.*	44,691
3,178	Crane Co.	67,437
14,563	CSX Corp.	584,268
8,880	Cummins, Inc.	381,929
4,353	Danaher Corp.	266,578
18,446	Deere & Co.	806,828
84,207	Delta Air Lines, Inc.*	583,554
6,294	Deluxe Corp.	98,501
1,721	Donaldson Co., Inc.	65,415
7,473	Dover Corp.	254,157
658	Dun & Bradstreet Corp. (The)	47,369
8,627	Eaton Corp.	447,914
5,159	EMCOR Group, Inc.*	124,435
23,892	Emerson Electric Co.	869,191
2,800	Equifax, Inc.	72,940
2,722	Expeditors International of Washington, Inc.	92,357
2,118	Fastenal Co.	75,337
15,991	FedEx Corp.	1,084,829
1,256	Flowserve Corp.	101,447
5,091	Fluor Corp.	268,805
4,095	Foster Wheeler AG (Switzerland)*	94,594
2,436	Gardner Denver, Inc.*	71,107
2,740	GATX Corp.	69,103
109,992	GenCorp, Inc.*	285,979
3,459	General Cable Corp.*	134,105
12,469	General Dynamics Corp.	690,658
795,290	General Electric Co.	10,656,886
4,160	Goodrich Corp.	213,658
1,230	Granite Construction, Inc.	41,672
3,919	Harsco Corp.	107,812
129,853	Hertz Global Holdings, Inc.*	1,225,812
4,760	HNI Corp.	106,053
26,310	Honeywell International, Inc.	912,957
2,616	Hubbell, Inc., Class B	97,629
15,105	Illinois Tool Works, Inc.	612,508
19,839	Ingersoll-Rand PLC (Ireland)	572,950
4,944	Iron Mountain, Inc.*	144,414
4,738	ITT Corp.	234,057
2,227	J.B. Hunt Transport Services, Inc.	62,245
4,426	Jacobs Engineering Group, Inc.*	181,377
10,964	JetBlue Airways Corp.*	56,026
3,036	Joy Global, Inc.	112,878
3,557	Kansas City Southern*	72,243
12,702	KBR, Inc.	269,155
8,287	Kelly Services, Inc., Class A	97,455
3,924	Kennametal, Inc.	83,660
3,673	L-3 Communications Holdings, Inc.	277,311
2,239	Lennox International, Inc.	78,029
1,498	Lincoln Electric Holdings, Inc.	63,485
10,735	Lockheed Martin Corp.	802,549
16,188	Manitowoc Co., Inc. (The)	100,042
7,360	Manpower, Inc.	352,912
61,026	Masco Corp.	850,092
6,364	McDermott International, Inc.*	124,353
1,973	Moog, Inc., Class A*	53,192
8,570	MPS Group, Inc.*	74,130
1,529	MSC Industrial Direct Co., Class A	59,998
3,143	Mueller Industries, Inc.	74,678
20,924	Mueller Water Products, Inc., Class A	80,767
4,352	Navistar International Corp.*	172,078
13,195	Norfolk Southern Corp.	570,684
20,016	Northrop Grumman Corp.	892,313
13,253	Oshkosh Corp.	363,795
15,337	Owens Corning*	281,894
16,461	PACCAR, Inc.	570,374
2,682	Pall Corp.	80,675
7,063	Parker Hannifin Corp.	312,750
3,873	Pentair, Inc.	105,810
9,916	Pitney Bowes, Inc.	204,765
2,381	Precision Castparts Corp.	190,028
4,018	Quanta Services, Inc.*	93,660
28,893	R.R. Donnelley & Sons Co.	401,613
11,649	Raytheon Co.	546,921
4,719	Republic Services, Inc.	125,525
5,079	Robert Half International, Inc.	125,908
7,083	Rockwell Automation, Inc.	293,307
3,592	Rockwell Collins, Inc.	151,582
1,350	Roper Industries, Inc.	64,557
4,177	RSC Holdings, Inc.*	32,957
6,034	Ryder System, Inc.	211,974
19	Seaboard Corp.	20,805
3,688	Shaw Group, Inc. (The)*	108,575
5,053	SkyWest, Inc.	64,072
33,503	Southwest Airlines Co.	262,999

7,658	Spirit Aerosystems Holdings, Inc., Class A*	$99,631
2,020	SPX Corp.	106,696
13,553	Steelcase, Inc., Class A	99,208
18,094	Terex Corp.*	274,667
46,230	Textron, Inc.	621,331
2,368	Thomas & Betts Corp.*	63,083
8,416	Timken Co. (The)	171,518
8,246	Trinity Industries, Inc.	115,114
39,145	Tyco International Ltd. (Switzerland)	1,182,962
58,446	UAL Corp.*	240,797
16,066	Union Pacific Corp.	924,116
28,386	United Parcel Service, Inc., Class B	1,525,180
32,489	United Rentals, Inc.*	242,693
3,317	United Stationers, Inc.*	153,975
27,778	United Technologies Corp.	1,513,068
3,963	URS Corp.*	200,528
14,277	US Airways Group, Inc.*	41,832
16,264	USG Corp.*	229,973
3,638	UTi Worldwide, Inc. (British Virgin Islands)*	45,912
19,770	Volt Information Sciences, Inc.*	157,369
1,914	W.W. Grainger, Inc.	172,088
15,702	Waste Management, Inc.	441,383
2,552	Werner Enterprises, Inc.	46,089
5,470	WESCO International, Inc.*	135,054
63,934	YRC Worldwide, Inc.*	89,508
		55,636,433
	Information Technology - 9.9%
12,888	Accenture Ltd., Class A (Bermuda)	451,982
6,013	ACI Worldwide, Inc.*	90,616
3,464	Activision Blizzard, Inc.*	39,663
7,387	Adobe Systems, Inc.*	239,487
59,753	Advanced Micro Devices, Inc.*	218,696
3,347	Affiliated Computer Services, Inc., Class A*	158,681
10,640	Agilent Technologies, Inc.*	247,061
1,952	Alliance Data Systems Corp.*	99,552
3,216	Altera Corp.	60,107
29,069	Amkor Technology, Inc.*	181,972
2,531	Amphenol Corp., Class A	84,409
7,024	Analog Devices, Inc.	192,247
2,535	Anixter International, Inc.*	86,748
9,009	Apple, Inc.*	1,471,981
35,991	Applied Materials, Inc.	496,676
13,860	Arrow Electronics, Inc.*	357,172
13,375	Atmel Corp.*	55,774
3,855	Autodesk, Inc.*	84,078
9,927	Automatic Data Processing, Inc.	369,781
15,397	Avnet, Inc.*	375,687
2,417	AVX Corp.	26,563
5,984	Benchmark Electronics, Inc.*	94,547
1,950	BMC Software, Inc.*	66,358
8,202	Brightpoint, Inc.*	48,720
7,369	Broadcom Corp., Class A*	208,027
3,830	Broadridge Financial Solutions, Inc.	66,144
16,835	Brocade Communications Systems, Inc.*	132,323
6,430	CA, Inc.	135,930
1,150	CACI International, Inc., Class A*	53,130
17,959	Cadence Design Systems, Inc.*	105,958
104,314	Cisco Systems, Inc.*	2,295,951
3,137	Citrix Systems, Inc.*	111,677
2,895	Cognizant Technology Solutions Corp., Class A*	85,663
6,340	CommScope, Inc.*	162,304
11,389	Computer Sciences Corp.*	548,608
11,460	Convergys Corp.*	122,737
32,769	Corning, Inc.	557,073
107,391	Dell, Inc.*	1,436,892
2,902	Diebold, Inc.	80,443
1,976	DST Systems, Inc.*	87,596
27,345	eBay, Inc.*	581,081
8,589	Electronic Arts, Inc.*	184,406
47,711	EMC Corp.*	718,528
11,325	Fairchild Semiconductor International, Inc., Class A*	100,000
8,353	Fidelity National Information Services, Inc.	195,627
4,118	Fiserv, Inc.*	195,234
1,909	Google, Inc., Class A*	845,782
2,472	Harris Corp.	77,398
2,334	Hewitt Associates, Inc., Class A*	69,857
67,530	Hewlett-Packard Co.	2,924,049
18,147	IAC/InterActiveCorp.*	334,086
10,897	Infospace, Inc.*	79,766
27,017	Ingram Micro, Inc., Class A*	454,426
22,677	Insight Enterprises, Inc.*	233,573
160,331	Intel Corp.	3,086,372
23,610	International Business Machines Corp.	2,784,327
4,058	International Rectifier Corp.*	67,200
4,833	Intuit, Inc.*	143,540
37,567	Jabil Circuit, Inc.	344,114
16,107	JDS Uniphase Corp.*	94,387
11,777	Juniper Networks, Inc.*	307,733
5,965	KLA-Tencor Corp.	190,164
4,288	Lam Research Corp.*	128,897
3,017	Lender Processing Services, Inc.	103,121
6,623	Lexmark International, Inc., Class A*	95,901
3,079	Linear Technology Corp.	82,733
22,704	LSI Corp.*	117,607
9,782	Marvell Technology Group Ltd. (Bermuda)*	130,492
703	Mastercard, Inc., Class A	136,403
2,102	McAfee, Inc.*	93,707
4,431	MEMC Electronic Materials, Inc.*	78,074
2,145	Metavante Technologies, Inc.*	66,066
3,898	Microchip Technology, Inc.	104,973
87,851	Micron Technology, Inc.*	561,368
262,475	Microsoft Corp.	6,173,412
3,596	Molex, Inc.	63,865
3,028	Molex, Inc., Class A	50,386
218,123	Motorola, Inc.	1,561,761
5,614	National Semiconductor Corp.	84,547
15,106	NCR Corp.*	195,472
5,811	NetApp, Inc.*	130,515
4,769	Novellus Systems, Inc.*	93,329
12,565	NVIDIA Corp.*	162,465
60,865	Oracle Corp.	1,346,942
5,899	Paychex, Inc.	156,324
3,837	Perot Systems Corp., Class A*	61,315
18,445	QUALCOMM, Inc.	852,343
9,145	SAIC, Inc.*	165,433
16,118	SanDisk Corp.*	287,223
517,872	Sanmina-SCI Corp.*	315,902
58,546	Seagate Technology (Cayman Islands)	704,894

62,118	Sun Microsystems, Inc.*	$569,622
22,071	Symantec Corp.*	329,520
1,904	SYNNEX Corp.*	54,112
2,908	Synopsys, Inc.*	58,102
15,979	Tech Data Corp.*	558,146
18,050	Tellabs, Inc.*	104,690
3,223	Teradata Corp.*	79,189
10,499	Teradyne, Inc.*	82,732
34,578	Texas Instruments, Inc.	831,601
7,250	Total System Services, Inc.	106,430
41,919	Tyco Electronics Ltd. (Switzerland)	900,001
3,520	VeriSign, Inc.*	71,949
7,922	Visa, Inc., Class A	518,574
43,087	Vishay Intertechnology, Inc.*	306,349
2,439	VMware, Inc., Class A*	78,609
10,322	Western Digital Corp.*	312,240
9,274	Western Union Co. (The)	162,110
5,866	Wright Express Corp.*	165,890
64,251	Xerox Corp.	526,216
4,820	Xilinx, Inc.	104,546
20,110	Yahoo!, Inc.*	287,975
		46,114,737
	Materials - 4.9%
6,546	Air Products & Chemicals, Inc.	488,332
1,671	Airgas, Inc.	74,493
19,724	AK Steel Holding Corp.	387,971
2,144	Albemarle Corp.	63,698
138,057	Alcoa, Inc.	1,623,550
5,550	Allegheny Technologies, Inc.	150,294
30,763	Ashland, Inc.	1,019,486
2,835	Ball Corp.	137,101
4,787	Bemis Co., Inc.	125,994
105,830	Boise, Inc.*	251,875
6,013	Cabot Corp.	110,038
11,787	Celanese Corp., Series A	302,926
635	CF Industries Holdings, Inc.	50,127
3,488	Cliffs Natural Resources, Inc.	95,536
11,296	Commercial Metals Co.	186,836
6,148	Crown Holdings, Inc.*	154,315
3,028	Cytec Industries, Inc.	76,003
18,483	Domtar Corp.*	350,438
201,624	Dow Chemical Co. (The)	4,268,380
46,712	E.I. du Pont de Nemours & Co.	1,444,802
6,250	Eastman Chemical Co.	310,375
4,004	Ecolab, Inc.	166,206
1,464	FMC Corp.	71,209
15,577	Freeport-McMoRan Copper & Gold, Inc.	939,293
18,323	Graphic Packaging Holding Co.*	39,028
1,985	Greif, Inc., Class A	101,890
48,986	Huntsman Corp.	300,774
2,386	International Flavors & Fragrances, Inc.	84,130
88,730	International Paper Co.	1,669,011
47,414	Louisiana-Pacific Corp.*	200,087
3,451	Lubrizol Corp. (The)	199,916
860	Martin Marietta Materials, Inc.	74,020
18,414	MeadWestvaco Corp.	358,889
4,533	Monsanto Co.	380,772
2,477	Mosaic Co. (The)	129,176
8,399	Nalco Holding Co.	148,578
6,541	Newmont Mining Corp.	270,470
13,771	Nucor Corp.	612,396
4,639	Olin Corp.	63,972
8,650	Owens-Illinois, Inc.*	293,581
4,284	Packaging Corp. of America	84,266
5,169	Pactiv Corp.*	130,155
27,985	PolyOne Corp.*	120,056
7,472	PPG Industries, Inc.	410,960
5,441	Praxair, Inc.	425,377
3,764	Reliance Steel & Aluminum Co.	126,884
10,093	Rockwood Holdings, Inc.*	180,867
7,058	RPM International, Inc.	112,646
2,272	Scotts Miracle-Gro Co. (The), Class A	88,722
9,366	Sealed Air Corp.	172,241
1,789	Sigma-Aldrich Corp.	90,792
756	Silgan Holdings, Inc.	37,997
4,790	Sonoco Products Co.	126,839
8,838	Southern Copper Corp.	227,667
13,995	Steel Dynamics, Inc.	228,958
30,777	Temple-Inland, Inc.	481,968
1,863	Terra Industries, Inc.	54,325
20,525	United States Steel Corp.	815,869
4,404	Valspar Corp. (The)	111,509
3,857	Vulcan Materials Co.	183,130
1,321	Westlake Chemical Corp.	33,012
21,333	Weyerhaeuser Co.	747,508
7,534	Worthington Industries, Inc.	99,600
		22,867,316
	Telecommunication Services - 2.8%
3,642	American Tower Corp., Class A*	124,156
202,633	AT&T, Inc.	5,315,064
14,496	CenturyTel, Inc.	455,029
3,880	Crown Castle International Corp.*	111,511
28,403	Frontier Communications Corp.	198,821
39,959	Ibasis, Inc.*	77,920
5,815	iPCS, Inc.*	104,728
1,839	Leap Wireless International, Inc.*	44,044
119,807	Level 3 Communications, Inc.*	147,363
4,109	MetroPCS Communications, Inc.*	48,692
1,901	Millicom International Cellular SA (Luxembourg)*	140,959
7,379	NII Holdings, Inc.*	169,865
98,657	Qwest Communications International, Inc.	380,816
337,895	Sprint Nextel Corp.*	1,351,580
4,750	Telephone & Data Systems, Inc.	122,265
3,049	United States Cellular Corp.*	109,215
131,506	Verizon Communications, Inc.	4,217,397
17,440	Windstream Corp.	152,949
		13,272,374
	Utilities - 3.8%
64,970	AES Corp. (The)*	830,966
3,220	AGL Resources, Inc.	108,256
4,293	Allegheny Energy, Inc.	108,227
5,591	Alliant Energy Corp.	146,261
14,736	Ameren Corp.	374,736
16,553	American Electric Power Co., Inc.	512,481
5,974	American Water Works Co., Inc.	117,748
2,382	Aqua America, Inc.	43,019
5,622	Atmos Energy Corp.	152,693
2,438	Black Hills Corp.	63,412
10,358	Calpine Corp.*	133,411
20,748	CenterPoint Energy, Inc.	250,013
12,404	CMS Energy Corp.	160,508
9,505	Consolidated Edison, Inc.	374,117
19,449	Constellation Energy Group, Inc.	558,186

17,284	Dominion Resources, Inc.	$584,199
2,759	DPL, Inc.	66,078
11,430	DTE Energy Co.	393,878
68,964	Duke Energy Corp.	1,067,563
105,691	Dynegy, Inc., Class A*	212,439
16,085	Edison International	519,867
1,715	Energen Corp.	70,864
6,652	Entergy Corp.	534,355
1,915	EQT Corp.	73,498
15,167	Exelon Corp.	771,394
12,831	FirstEnergy Corp.	528,637
12,159	FPL Group, Inc.	689,050
8,164	Great Plains Energy, Inc.	130,052
5,707	Hawaiian Electric Industries, Inc.	101,984
2,054	IDACORP, Inc.	56,937
5,923	Integrys Energy Group, Inc.	200,079
7,972	MDU Resources Group, Inc.	160,476
12,230	Mirant Corp.*	220,874
2,990	National Fuel Gas Co.	121,334
1,645	New Jersey Resources Corp.	63,497
2,415	Nicor, Inc.	88,003
29,901	NiSource, Inc.	385,424
7,792	Northeast Utilities	179,294
12,317	NRG Energy, Inc.*	335,146
2,882	NSTAR	92,512
11,141	NV Energy, Inc.	128,121
5,462	OGE Energy Corp.	164,406
7,808	ONEOK, Inc.	258,445
14,891	Pepco Holdings, Inc.	214,133
13,131	PG&E Corp.	530,098
2,418	Piedmont Natural Gas Co., Inc.	59,531
6,301	Pinnacle West Capital Corp.	201,380
8,682	PNM Resources, Inc.	105,920
5,137	Portland General Electric Co.	97,757
11,559	PPL Corp.	390,579
13,570	Progress Energy, Inc.	535,201
17,197	Public Service Enterprise Group, Inc.	558,043
3,968	Questar Corp.	131,222
65,887	RRi Energy, Inc.*	352,495
5,564	SCANA Corp.	196,687
8,729	Sempra Energy	457,661
18,719	Southern Co. (The)	587,777
2,662	Southwest Gas Corp.	64,474
12,877	TECO Energy, Inc.	173,711
4,539	UGI Corp.	120,011
1,872	Unisource Energy Corp.	51,667
3,512	Vectren Corp.	86,255
4,836	Westar Energy, Inc.	95,124
2,188	WGL Holdings, Inc.	72,467
3,600	Wisconsin Energy Corp.	154,692
15,407	Xcel Energy, Inc.	307,216
		17,676,541
	Total Investments (Cost $604,631,912)(a)-100.0%	467,320,464
	Other assets less liabilities-0.0%	131,706
	Net Assets-100.0%	$467,452,170

REIT	Real Estate Investment Trust

* Non-income producing security.

(-) Affiliated Company.  The Fund’s advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings for the investment in Invesco Ltd. for the three months ended July 31, 2009.

				Change in
	Value	Purchase	Proceeds	Unrealized	Realized	Value	Dividend
	04/30/09	at Cost	from Sales	Appreciation	Gain	07/31/09	Income
Invesco Ltd.	$4,330,859	$673,474	$(519,163)	$1,365,809	$119,978	$5,970,957	$30,421

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $613,858,345. The net unrealized depreciation was $146,537,881 which consisted of aggregate gross unrealized appreciation of $23,390,955 and aggregate gross unrealized depreciation of $169,928,836.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 22.4%
35,291	1-800-FLOWERS.COM, Inc., Class A*	$84,698
14,172	4Kids Entertainment, Inc.*	24,801
6,686	99 Cents Only Stores*	97,950
18,910	A.C. Moore Arts & Crafts, Inc.*	68,265
5,166	Aaron’s, Inc.	141,910
3,613	Aeropostale, Inc.*	131,513
41,941	AH Belo Corp., Class A	99,820
28,903	American Greetings Corp., Class A	455,800
1,610	America’s Car-Mart, Inc.*	35,211
3,875	Ameristar Casinos, Inc.	72,424
2,475	Arbitron, Inc.	40,293
10,639	Arctic Cat, Inc.	65,536
14,437	Audiovox Corp., Class A*	113,908
3,320	Bally Technologies, Inc.*	120,217
62,726	Bassett Furniture Industries, Inc.	156,815
4,460	Bebe Stores, Inc.	32,424
2,636	Benihana, Inc.*	22,696
7,795	Benihana, Inc., Class A*	62,516
7,588	Big 5 Sporting Goods Corp.	98,644
1,786	BJ’s Restaurants, Inc.*	28,719
37,870	Bluegreen Corp.*	104,900
3,003	Blyth, Inc.	127,417
5,424	Bob Evans Farms, Inc.	157,404
48,379	Bon-Ton Stores, Inc. (The)	169,326
10,295	Books-A-Million, Inc.	95,435
2,778	Brink’s Home Security Holdings, Inc.*	82,840
20,602	Brookfield Homes Corp.	115,989
28,224	Brown Shoe Co., Inc.	218,736
1,252	Buckle, Inc. (The)	38,737
509	Buffalo Wild Wings, Inc.*	20,538
9,119	Build-A-Bear Workshop, Inc.*	43,315
10,885	Cache, Inc.*	46,479
3,774	California Pizza Kitchen, Inc.*	62,271
11,244	Callaway Golf Co.	71,624
262	Capella Education Co.*	16,862
14,520	Carmike Cinemas, Inc.	137,940
7,457	Carriage Services, Inc.*	27,367
7,437	Carrols Restaurant Group, Inc.*	50,348
2,579	Carter’s, Inc.*	73,089
97,744	Casual Male Retail Group, Inc.*	208,195
3,739	Cato Corp. (The), Class A	74,331
3,109	CEC Entertainment, Inc.*	90,690
233,590	Champion Enterprises, Inc.*	109,787
6,672	Charlotte Russe Holding, Inc.*	100,147
12,111	Cheesecake Factory, Inc. (The)*	234,590
1,740	Cherokee, Inc.	35,322
2,816	Childrens Place Retail Stores, Inc. (The)*	92,280
569	Chipotle Mexican Grill, Inc., Class A*	53,389
656	Chipotle Mexican Grill, Inc., Class B*	53,628
1,935	Choice Hotels International, Inc.	53,890
9,172	Christopher & Banks Corp.	72,642
388	Churchill Downs, Inc.	14,550
1,391	Citi Trends, Inc.*	40,617
11,033	CKE Restaurants, Inc.	97,642
4,793	CKX, Inc.*	34,510
1,976	Coinstar, Inc.*	65,662
25,640	Coldwater Creek, Inc.*	188,198
1,038	Columbia Sportswear Co.	36,756
3,187	Conn’s, Inc.*	40,188
3,948	Corinthian Colleges, Inc.*	60,957
75,656	Cost Plus, Inc.*	112,727
2,791	CPI Corp.	51,187
5,064	Cracker Barrel Old Country Store, Inc.	146,147
11,943	CROCS, Inc.*	40,845
1,907	CSS Industries, Inc.	44,242
7,932	CTC Media, Inc.*	98,040
13,757	Cumulus Media, Inc., Class A*	8,777
902	Deckers Outdoor Corp.*	60,984
27,657	Denny’s Corp.*	63,888
4,234	Destination Maternity Corp.*	96,620
1,562	DeVry, Inc.	77,694
6,373	DineEquity, Inc.	157,477
7,609	Dover Downs Gaming & Entertainment, Inc.	41,621
5,147	DreamWorks Animation SKG, Inc., Class A*	162,182
9,821	Dress Barn, Inc.*	153,109
5,520	Drew Industries, Inc.*	105,929
14,410	drugstore.com, Inc.*	32,711
8,978	DSW, Inc., Class A*	121,113
1,620	Einstein Noah Restaurant Group, Inc.*	17,204
161,023	Entravision Communications Corp., Class A*	93,393
10,018	Ethan Allen Interiors, Inc.	127,529
15,926	Finish Line, Inc. (The), Class A	138,556
1,745	Fisher Communications, Inc.	32,300
4,352	Fossil, Inc.*	114,632
7,279	Fred’s, Inc., Class A	98,121
4,523	Gaiam, Inc., Class A*	22,660
6,628	Gander Mountain Co.*	39,039
13,996	Gaylord Entertainment Co.*	199,723
7,175	Genesco, Inc.*	155,841
13,302	Gentex Corp.	199,131
5,681	G-III Apparel Group Ltd.*	68,683
1,655	Global Sources Ltd. (Bermuda)*	10,592
9,547	Golfsmith International Holdings, Inc.*	17,566
132,432	Gray Television, Inc.	64,892
16,474	Great Wolf Resorts, Inc.*	44,480
2,513	Guess?, Inc.	73,053
2,103	Gymboree Corp. (The)*	83,657
11,108	Harte-Hanks, Inc.	120,189
9,613	Hastings Entertainment, Inc.*	43,835
4,822	Haverty Furniture Cos., Inc.	51,788
5,117	Helen of Troy Ltd.*	111,295
2,397	hhgregg, Inc.*	43,985
2,316	Hibbett Sports, Inc.*	42,638
4,244	Hillenbrand, Inc.	76,901
3,163	Hooker Furniture Corp.	43,428
5,738	Hot Topic, Inc.*	44,355
5,947	Iconix Brand Group, Inc.*	104,191
6,013	International Speedway Corp., Class A	153,752
16,053	Interval Leisure Group, Inc.*	169,359

15,337	Isle of Capri Casinos, Inc.*	$182,357
709	ITT Educational Services, Inc.*	69,021
4,194	J. Crew Group, Inc.*	118,103
5,474	Jackson Hewitt Tax Service, Inc.	33,118
6,108	JAKKS Pacific, Inc.*	70,425
6,670	Jo-Ann Stores, Inc.*	155,411
3,372	John Wiley & Sons, Inc., Class A	107,533
1,937	Jos. A. Bank Clothiers, Inc.*	70,875
73,943	Journal Communications, Inc., Class A	205,562
5,550	Kenneth Cole Productions, Inc., Class A	44,566
4,939	Kirkland’s, Inc.*	68,208
4,293	Knology, Inc.*	36,920
23,600	Krispy Kreme Doughnuts, Inc.*	72,216
4,432	K-Swiss, Inc., Class A	48,043
9,312	Landry’s Restaurants, Inc.*	83,436
101,831	La-Z-Boy, Inc.	689,396
22,666	Leapfrog Enterprises, Inc.*	64,598
215,328	Lee Enterprises, Inc.	303,612
4,119	Life Time Fitness, Inc.*	104,829
10,867	Lifetime Brands, Inc.	45,098
117,129	Lin TV Corp., Class A*	229,573
567	Lincoln Educational Services Corp.*	11,544
44,243	Lithia Motors, Inc., Class A	530,474
6,073	LKQ Corp.*	108,950
41,841	LodgeNet Interactive Corp.*	194,979
18,092	Lodgian, Inc.*	23,158
4,883	Luby’s, Inc.*	22,218
1,518	Lululemon Athletica, Inc.*	26,899
1,567	Lumber Liquidators, Inc.*	25,730
14,113	M/I Homes, Inc.*	185,304
1,538	Maidenform Brands, Inc.*	21,271
4,635	Marcus Corp.	58,586
2,067	Marine Products Corp.	11,637
40,815	MarineMax, Inc.*	274,685
6,970	Martha Stewart Living Omnimedia, Inc., Class A*	23,977
1,794	Marvel Entertainment, Inc.*	70,971
1,646	Matthews International Corp., Class A	51,454
10,383	McCormick & Schmick’s Seafood Restaurants, Inc.*	80,364
46,133	Media General, Inc., Class A	214,518
16,078	Mediacom Communications Corp., Class A*	77,014
11,055	Men’s Wearhouse, Inc. (The)	238,899
13,120	Meritage Homes Corp.*	280,768
84,029	Modine Manufacturing Co.	642,822
1,990	Monarch Casino & Resort, Inc.*	18,049
1,201	Monro Muffler, Inc.	31,935
12,687	Morgans Hotel Group Co.*	61,659
465	Morningstar, Inc.*	20,595
7,920	Morton’s Restaurant Group, Inc.*	28,829
7,480	Movado Group, Inc.	106,814
26,361	MTR Gaming Group, Inc.*	97,008
13,966	Multimedia Games, Inc.*	78,489
416	National Presto Industries, Inc.	33,430
54,575	Nautilus, Inc.*	116,245
2,529	Netflix, Inc.*	111,124
12,089	New Frontier Media, Inc.*	25,387
13,106	New York & Co., Inc.*	47,182
22,817	Nexstar Broadcasting Group, Inc., Class A*	18,254
2,483	NutriSystem, Inc.	35,333
23,505	O’Charley’s, Inc.	244,217
16,482	Orbitz Worldwide, Inc.*	42,853
23,407	Orient-Express Hotels Ltd., Class A	207,152
6,204	Orleans Homebuilders, Inc.	20,473
1,805	Overstock.com, Inc.*	23,772
13,734	Oxford Industries, Inc.	188,293
3,065	P.F. Chang’s China Bistro, Inc.*	103,934
73,111	Pacific Sunwear of California, Inc.*	242,729
11,913	Palm Harbor Homes, Inc.*	27,042
1,567	Panera Bread Co., Class A*	86,122
2,038	Papa John’s International, Inc.*	51,786
803	Peet’s Coffee & Tea, Inc.*	22,058
31,990	Pep Boys Manny Moe & Jack (The)	317,661
7,173	Perry Ellis International, Inc.*	55,304
7,557	Phillips-Van Heusen Corp.	267,367
387,248	Pier 1 Imports, Inc.*	875,180
13,739	Pinnacle Entertainment, Inc.*	137,802
15,523	Playboy Enterprises, Inc., Class B*	37,100
6,560	Polaris Industries, Inc.	248,427
6,309	Pool Corp.	149,019
597	Pre-Paid Legal Services, Inc.*	29,116
1,000	Priceline.com, Inc.*	129,620
135,208	Radio One, Inc., Class D*	45,971
11,268	RC2 Corp.*	172,062
7,156	Red Lion Hotels Corp.*	37,641
2,289	Red Robin Gourmet Burgers, Inc.*	42,850
48,690	Retail Ventures, Inc.*	162,138
3,965	Rex Stores Corp.*	44,408
16,015	RHI Entertainment, Inc.*	43,721
92,791	Ruby Tuesday, Inc.*	694,077
29,742	Russ Berrie & Co., Inc.*	155,848
15,229	Ruth’s Hospitality Group, Inc.*	59,698
5,772	Saga Communications, Inc., Class A*	31,573
45,609	Salem Communications Corp., Class A*	39,224
12,366	Sally Beauty Holdings, Inc.*	86,315
7,391	Scientific Games Corp., Class A*	133,186
46,371	Sealy Corp.*	117,782
137,825	Select Comfort Corp.*	339,049
4,392	Shoe Carnival, Inc.*	54,900
6,638	Shuffle Master, Inc.*	47,794
1,058	Shutterfly, Inc.*	16,991
40,743	Sinclair Broadcast Group, Inc., Class A	76,189
13,903	Skechers U.S.A., Inc., Class A*	192,278
1,672	Skyline Corp.	40,579
6,475	Sonic Corp.*	71,419
12,066	Sotheby’s	181,835
283,194	Spanish Broadcasting System, Inc., Class A*	53,807
9,263	Spartan Motors, Inc.	64,841
2,887	Speedway Motorsports, Inc.	46,077
10,562	Stage Stores, Inc.	131,814
18,827	Standard Motor Products, Inc.	210,298
2,329	Stanley Furniture Co., Inc.	25,619
6,027	Steak n Shake Co. (The)*	61,596
50,396	Stein Mart, Inc.*	555,868
1,207	Steiner Leisure Ltd.*	38,274
4,488	Steinway Musical Instruments*	51,343
2,114	Steven Madden Ltd.*	67,775
21,827	Stewart Enterprises, Inc., Class A	106,734
13,244	Stoneridge, Inc.*	58,803
217	Strayer Education, Inc.	46,086
6,586	Superior Industries International, Inc.	103,927
2,079	Syms Corp.*	14,595

3,347	Systemax, Inc.*	$43,611
18,224	Talbots, Inc. (The)	91,302
8,951	Tempur-Pedic International, Inc.	132,743
4,520	Texas Roadhouse, Inc., Class A*	50,308
8,010	Timberland Co. (The), Class A*	109,256
5,569	Town Sports International Holdings, Inc.*	18,768
82,064	Trans World Entertainment Corp.*	91,912
48,532	Tuesday Morning Corp.*	225,188
8,926	Tupperware Brands Corp.	304,109
47,771	Tween Brands, Inc.*	345,862
4,152	Ulta Salon Cosmetics & Fragrance, Inc.*	47,042
2,402	Under Armour, Inc., Class A*	58,345
88,780	Unifi, Inc.*	186,438
2,710	UniFirst Corp.	105,473
1,223	Universal Electronics, Inc.*	25,818
1,721	Universal Technical Institute, Inc.*	27,312
5,498	Urban Outfitters, Inc.*	132,172
2,283	Vail Resorts, Inc.*	65,317
67,244	Valassis Communications, Inc.*	765,909
97,719	ValueVision Media, Inc., Class A*	300,975
2,068	Volcom, Inc.*	25,085
5,659	Warnaco Group, Inc. (The)*	205,591
2,555	Weight Watchers International, Inc.	71,233
15,683	Wendy’s/Arby’s Group, Inc., Class A	71,828
6,656	West Marine, Inc.*	59,172
11,711	Wet Seal, Inc. (The), Class A*	38,646
899	Weyco Group, Inc.	21,378
12,141	Winnebago Industries, Inc.	127,723
2,594	WMS Industries, Inc.*	93,799
5,002	Wolverine World Wide, Inc.	120,548
6,720	World Wrestling Entertainment, Inc., Class A	88,234
2,126	Zumiez, Inc.*	20,303
		28,467,676
	Consumer Staples - 2.6%
20,789	Alliance One International, Inc.*	86,066
5,191	Andersons, Inc. (The)	167,254
257	Arden Group, Inc., Class A	32,498
11,185	B&G Foods, Inc., Class A	93,395
925	Boston Beer Co., Inc., Class A*	28,851
1,545	Cal-Maine Foods, Inc.	45,469
15,054	Central European Distribution Corp.*	432,200
3,926	Central Garden & Pet Co.*	48,133
9,819	Central Garden & Pet Co., Class A*	110,857
239	Chattem, Inc.*	14,978
1,262	Coca-Cola Bottling Co. Consolidated	71,328
8,082	Darling International, Inc.*	57,059
1,524	Diamond Foods, Inc.	42,977
12,802	Elizabeth Arden, Inc.*	122,899
628	Farmer Bros. Co.	14,117
5,128	Flowers Foods, Inc.	121,175
727	Green Mountain Coffee Roasters, Inc.*	51,210
5,738	Hain Celestial Group, Inc. (The)*	95,308
1,263	Hansen Natural Corp.*	39,166
3,275	Herbalife Ltd. (Cayman Islands)	112,693
7,219	Imperial Sugar Co.	95,941
4,440	Ingles Markets, Inc., Class A	74,192
1,692	Inter Parfums, Inc.	17,292
953	J & J Snack Foods Corp.	41,303
1,855	Lancaster Colony Corp.	84,477
2,375	Lance, Inc.	60,182
4,834	Mannatech, Inc.	16,967
24,647	MGP Ingredients, Inc.	71,476
1,368	National Beverage Corp.*	14,597
140,647	New Dragon Asia Corp.*	18,284
6,074	Nu Skin Enterprises, Inc., Class A	109,393
5,190	Prestige Brands Holdings, Inc.*	33,891
2,552	PriceSmart, Inc.	41,623
30,267	Reddy Ice Holdings, Inc.*	81,721
1,535	Sanderson Farms, Inc.	62,444
4,995	Spartan Stores, Inc.	64,386
4,490	Susser Holdings Corp.*	52,847
620	Synutra International, Inc.*	8,190
2,329	Tootsie Roll Industries, Inc.	56,245
3,026	TreeHouse Foods, Inc.*	98,194
8,577	United Natural Foods, Inc.*	231,836
917	USANA Health Sciences, Inc.*	30,582
3,285	Vector Group Ltd.	48,815
1,243	Village Super Market, Inc., Class A	36,209
1,327	WD-40 Co.	40,115
1,788	Weis Markets, Inc.	59,129
		3,337,964
	Energy - 5.9%
2,350	Adams Resources & Energy, Inc.	36,778
31,904	Allis-Chalmers Energy, Inc.*	73,379
1,899	Approach Resources, Inc.*	13,312
987	Arena Resources, Inc.*	32,206
8,955	Atlas America, Inc.	180,085
4,628	Atlas Energy Resources LLC	106,305
17,183	ATP Oil & Gas Corp.*	133,168
5,411	Atwood Oceanics, Inc.*	156,053
11,307	Basic Energy Services, Inc.*	76,322
9,683	Berry Petroleum Co., Class A	229,681
2,056	Bill Barrett Corp.*	64,949
40,726	Brigham Exploration Co.*	198,743
4,579	Bristow Group, Inc.*	151,565
3,967	Bronco Drilling Co., Inc.*	16,661
5,693	Cabot Oil & Gas Corp.	199,995
9,285	Cal Dive International, Inc.*	82,915
33,884	Callon Petroleum Co.*	56,925
856	CARBO Ceramics, Inc.	35,687
2,758	Carrizo Oil & Gas, Inc.*	52,402
766	Clayton Williams Energy, Inc.*	14,768
3,609	Comstock Resources, Inc.*	138,947
3,484	Concho Resources, Inc.*	106,959
552	Contango Oil & Gas Co.*	25,607
7,832	Copano Energy LLC	141,916
579	Core Laboratories NV (Netherlands)	49,771
37,289	Crosstex Energy, Inc.	144,308
2,071	Dawson Geophysical Co.*	62,979
30,401	Delta Petroleum Corp.*	58,370
3,918	DHT Maritime, Inc.	19,708
5,737	Dresser-Rand Group, Inc.*	167,004
2,118	Dril-Quip, Inc.*	89,570
319,482	Edge Petroleum Corp.*	132,617
4,645	Encore Acquisition Co.*	165,362
9,214	EXCO Resources, Inc.*	126,600
8,399	GeoMet, Inc.*	10,415
24,642	Global Industries Ltd.*	168,305
934	Goodrich Petroleum Corp.*	23,957
2,774	Gulf Island Fabrication, Inc.	40,223
2,997	Gulfmark Offshore, Inc.*	95,874
7,949	Gulfport Energy Corp.*	55,405
11,044	Harvest Natural Resources, Inc.*	71,455

4,452	Hornbeck Offshore Services, Inc.*	$96,965
40,924	International Coal Group, Inc.*	126,864
47,059	ION Geophysical Corp.*	126,589
2,078	James River Coal Co.*	38,588
5,032	Knightsbridge Tankers Ltd. (Bermuda)	79,153
1,350	Lufkin Industries, Inc.	61,290
4,661	Matrix Service Co.*	47,216
18,321	McMoRan Exploration Co.*	116,522
243,308	Meridian Resource Corp.*	80,292
1,977	NATCO Group, Inc., Class A*	71,291
16,677	Newpark Resources, Inc.*	43,861
4,155	Nordic American Tanker Shipping Ltd. (Bermuda)	127,434
1,374	NuStar GP Holdings LLC	35,765
4,028	Oceaneering International, Inc.*	205,106
25,291	Oilsands Quest, Inc.*	21,497
62,271	Pacific Ethanol, Inc.*	23,663
20,068	Parallel Petroleum Corp.*	40,136
50,146	Parker Drilling Co.*	231,675
8,029	Patriot Coal Corp.*	67,203
6,610	Penn Virginia Corp.	126,978
3,775	Petroleum Development Corp.*	63,571
15,787	PetroQuest Energy, Inc.*	52,886
5,280	PHI, Inc.*	115,315
5,617	Quicksilver Resources, Inc.*	64,371
19,476	Rosetta Resources, Inc.*	201,966
4,778	RPC, Inc.	39,275
8,120	St. Mary Land & Exploration Co.	193,824
8,582	StealthGas, Inc. (Greece)	46,514
3,658	Superior Well Services, Inc.*	23,887
16,693	Swift Energy Co.*	328,852
1,763	T-3 Energy Services, Inc.*	23,889
3,530	Teekay Tankers Ltd., Class A (Marshall Islands)	34,170
24,782	TETRA Technologies, Inc.*	191,069
17,430	TOP Ships, Inc. (Greece)*	32,071
3,588	Trico Marine Services, Inc.*	15,787
4,432	Tsakos Energy Navigation Ltd. (Bermuda)	78,845
3,499	Ultra Petroleum Corp.*	154,376
3,657	Union Drilling, Inc.*	26,148
3,933	VAALCO Energy, Inc.*	17,423
6,537	Venoco, Inc.*	57,787
32,330	Warren Resources, Inc.*	75,976
5,970	Willbros Group, Inc.*	82,326
		7,495,667
	Financials - 20.9%
1,867	1st Source Corp.	30,824
4,149	Acadia Realty Trust REIT	56,841
70,239	Advance America Cash Advance Centers, Inc.	387,719
29,889	Advanta Corp., Class A	10,461
110,668	Advanta Corp., Class B	36,520
12,410	Affirmative Insurance Holdings, Inc.	48,399
1,671	Agree Realty Corp. REIT	32,618
50	Alexander’s, Inc. REIT	13,777
219,384	AMBAC Financial Group, Inc.	164,538
24,167	AMCORE Financial, Inc.	21,992
2,763	American Campus Communities, Inc. REIT	63,356
17,988	American Equity Investment Life Holding Co.	130,233
490	American Physicians Capital, Inc.	21,800
2,244	American Safety Insurance Holdings Ltd. (Bermuda)*	36,869
44,735	AmericanWest Bancorp*	17,447
1,912	AMERISAFE, Inc.*	31,797
2,235	AmTrust Financial Services, Inc.	27,312
62,982	Anchor Bancorp Wisconsin, Inc.	85,656
90,745	Anthracite Capital, Inc. REIT	52,632
7,777	Anworth Mortgage Asset Corp. REIT	58,639
82,765	Arbor Realty Trust, Inc. REIT	148,977
26,820	Ares Capital Corp.	242,185
2,464	Argo Group International Holdings Ltd. (Bermuda)*	82,790
825	Arrow Financial Corp.	23,125
110,164	Ashford Hospitality Trust, Inc. REIT	329,390
12,443	Asset Acceptance Capital Corp.*	96,309
3,215	Associated Estates Realty Corp. REIT	19,097
24,904	Assured Guaranty Ltd. (Bermuda)	347,909
13,437	Asta Funding, Inc.	86,131
2,873	Avatar Holdings, Inc.*	61,626
280	BancFirst Corp.	10,032
9,228	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	118,764
3,280	BancTrust Financial Group, Inc.	9,086
2,347	Bank Mutual Corp.	23,094
8,289	Bank of Granite Corp.*	18,650
44,013	BankAtlantic Bancorp, Inc., Class A	184,855
2,371	BankFinancial Corp.	25,251
11,747	Banner Corp.	47,105
1,428	Beneficial Mutual Bancorp, Inc.*	12,752
1,512	Berkshire Hills Bancorp, Inc.	34,564
24,995	BGC Partners, Inc., Class A	114,227
13,632	BioMed Realty Trust, Inc. REIT	159,222
21,068	BlackRock Kelso Capital Corp.	177,814
9,988	Boston Private Financial Holdings, Inc.	45,745
7,080	Brookline Bancorp, Inc.	82,482
7,344	Brown & Brown, Inc.	140,858
4,566	BRT Realty Trust REIT	18,903
13,460	Calamos Asset Management, Inc., Class A	185,210
2,051	Capital City Bank Group, Inc.	32,734
382	Capital Southwest Corp.	31,351
34,966	Capital Trust, Inc., Class A REIT	55,596
6,205	Capitol Bancorp Ltd.	27,302
752	Capitol Federal Financial	27,696
18,231	CapLease, Inc. REIT	55,240
6,237	Capstead Mortgage Corp. REIT	83,326
7,486	Cardtronics, Inc.*	31,516
2,762	Cash America International, Inc.	73,828
10,708	Cathay General Bancorp	97,657
9,590	Cedar Shopping Centers, Inc. REIT	50,923
14,913	Central Pacific Financial Corp.	32,361
3,058	Chemical Financial Corp.	66,450
164,990	Citizens Republic Bancorp, Inc.*	94,044
2,921	Citizens, Inc.*	20,593
20,951	City Bank	48,606
1,607	City Holding Co.	51,778
1,758	CNA Surety Corp.*	27,636
6,390	CoBiz Financial, Inc.	28,819
989	Cohen & Steers, Inc.	18,069
4,006	Columbia Banking System, Inc.	48,633
21,374	Community Bancorp*	14,534
3,467	Community Bank System, Inc.	62,857
1,478	Community Trust Bancorp, Inc.	40,128

5,335	Compass Diversified Holdings	$48,015
3,497	Corporate Office Properties Trust REIT	118,583
560,068	Corus Bankshares, Inc.*	140,017
5,961	Cowen Group, Inc.*	43,873
5,873	Crawford & Co., Class B*	28,484
650	Credit Acceptance Corp.*	17,218
2,477	Cullen/Frost Bankers, Inc.	118,970
12,107	CVB Financial Corp.	91,287
12,496	Delphi Financial Group, Inc., Class A	297,780
39,480	DiamondRock Hospitality Co. REIT	266,885
2,358	Digital Realty Trust, Inc. REIT	95,617
3,939	Dime Community Bancshares, Inc.	47,426
6,816	Dollar Financial Corp.*	107,011
1,842	Donegal Group, Inc., Class A	29,012
22,980	East West Bancorp, Inc.	203,143
2,382	EastGroup Properties, Inc. REIT	82,703
7,033	Eaton Vance Corp.	201,284
17,056	Education Realty Trust, Inc. REIT	82,722
390	EMC Insurance Group, Inc.	9,434
5,889	Employers Holdings, Inc.	81,975
6,154	Encore Capital Group, Inc.*	76,063
831	Enstar Group Ltd. (Bermuda)*	49,735
7,782	Entertainment Properties Trust REIT	212,526
1,148	Equity Lifestyle Properties, Inc. REIT	47,837
2,198	Essex Property Trust, Inc. REIT	142,892
1,788	Evercore Partners, Inc., Class A	35,170
9,905	Extra Space Storage, Inc. REIT	86,966
3,507	EZCORP, Inc., Class A*	44,364
21,716	F.N.B. Corp.	168,516
1,555	Farmers Capital Bank Corp.	32,064
15,372	FBL Financial Group, Inc., Class A	150,799
11,980	FBR Capital Markets Corp.*	61,338
35,246	FCStone Group, Inc.*	197,025
6,229	Federal Agricultural Mortgage Corp., Class C	38,495
145,228	FelCor Lodging Trust, Inc. REIT	341,286
2,205	Financial Federal Corp.	44,717
4,508	Financial Institutions, Inc.	66,538
3,551	First Acceptance Corp.*	9,304
26,887	First BanCorp.	83,350
6,060	First Busey Corp.	37,875
2,072	First Cash Financial Services, Inc.*	38,954
899	First Citizens BancShares, Inc., Class A	127,685
10,354	First Commonwealth Financial Corp.	69,061
3,233	First Community Bancshares, Inc.	43,969
4,044	First Financial Bancorp	34,940
1,139	First Financial Bankshares, Inc.	59,991
398	First Financial Corp.	12,931
5,172	First Financial Holdings, Inc.	74,063
2,891	First Financial Northwest, Inc.	22,434
52,441	First Marblehead Corp. (The)*	95,967
3,812	First Merchants Corp.	30,153
1,633	First Mercury Financial Corp.	23,597
13,408	First Midwest Bancorp, Inc.	112,091
6,452	First Niagara Financial Group, Inc.	84,844
13,541	First Place Financial Corp.	37,509
4,898	First Potomac Realty Trust REIT	45,894
23,506	First Regional Bancorp*	22,566
26,855	First State Bancorp*	27,392
89,296	Flagstar Bancorp, Inc.*	80,366
4,805	Flushing Financial Corp.	50,981
37,324	Forest City Enterprises, Inc., Class A	266,493
5,701	Forestar Group, Inc.*	74,227
913	FPIC Insurance Group, Inc.*	31,362
9,351	Franklin Street Properties Corp. REIT	133,345
21,832	Frontier Financial Corp.	19,649
1,490	GAMCO Investors, Inc., Class A	68,018
2,247	Getty Realty Corp. REIT	50,310
14,116	GFI Group, Inc.	91,048
2,289	Glacier Bancorp, Inc.	35,640
4,203	Gladstone Capital Corp.	42,114
4,553	Gladstone Investment Corp.	24,450
53,006	Glimcher Realty Trust REIT	179,160
3,634	Greene Bankshares, Inc.	21,622
508	Greenhill & Co., Inc.	38,263
3,155	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	57,831
101,402	Grubb & Ellis Co.	59,827
13,223	Guaranty Bancorp*	23,669
2,800	Hallmark Financial Services, Inc.*	18,368
2,573	Hancock Holding Co.	103,923
23,543	Hanmi Financial Corp.	41,436
2,795	Harleysville Group, Inc.	86,701
6,177	Harleysville National Corp.	33,850
3,295	Hatteras Financial Corp. REIT	93,347
2,604	Heartland Financial USA, Inc.	43,851
7,620	Hercules Technology Growth Capital, Inc.	74,600
17,377	Hersha Hospitality Trust REIT	46,918
12,260	HFF, Inc., Class A*	56,764
3,310	Hilltop Holdings, Inc.*	39,720
819	Home BancShares, Inc.	17,821
4,597	Home Properties, Inc. REIT	164,113
10,389	Horace Mann Educators Corp.	117,915
1,653	IBERIABANK Corp.	77,427
3,009	Independence Holding Co.	20,010
2,775	Independent Bank Corp./MA	59,191
22,993	Independent Bank Corp./MI	40,238
2,002	Infinity Property & Casualty Corp.	83,163
12,965	Inland Real Estate Corp. REIT	95,682
34,695	Integra Bank Corp.	54,124
1,567	IntercontinentalExchange, Inc.*	147,392
8,766	International Bancshares Corp.	115,536
5,427	Intervest Bancshares Corp., Class A*	17,312
4,869	Investment Technology Group, Inc.*	108,822
4,449	Investors Bancorp, Inc.*	44,001
5,589	Investors Real Estate Trust REIT	52,034
8,819	Irwin Financial Corp.*	5,644
6,800	Jefferies Group, Inc.*	155,448
819	Kansas City Life Insurance Co.	25,749
1,720	KBW, Inc.*	50,207
808	Kearny Financial Corp.	9,122
6,512	Kilroy Realty Corp. REIT	153,683
16,329	Kite Realty Group Trust REIT	52,253
7,101	Knight Capital Group, Inc., Class A*	131,866
15,881	Kohlberg Capital Corp.	94,492
7,370	LaBranche & Co., Inc.*	27,932
3,631	Lakeland Bancorp, Inc.	32,824
1,038	Lakeland Financial Corp.	20,324
25,329	LaSalle Hotel Properties REIT	377,655
4,763	Lazard Ltd., Class A (Bermuda)	176,183
44,165	Lexington Realty Trust REIT	189,026
2,442	LTC Properties, Inc. REIT	59,634
9,862	Macatawa Bank Corp.	27,219
51,080	Maguire Properties, Inc. REIT*	35,245

7,663	Maiden Holdings Ltd. (Bermuda)	$58,315
4,829	MainSource Financial Group, Inc.	32,403
4,985	Marlin Business Services Corp.*	33,599
1,042	Maui Land & Pineapple Co., Inc.*	7,607
7,743	Max Capital Group Ltd. (Bermuda)	154,628
6,075	MB Financial, Inc.	83,531
142,167	MCG Capital Corp.*	487,633
5,576	Meadowbrook Insurance Group, Inc.	44,106
3,246	Medallion Financial Corp.	25,481
18,909	Medical Properties Trust, Inc. REIT	132,363
15,864	MFA Financial, Inc. REIT	117,394
2,786	Mid-America Apartment Communities, Inc. REIT	110,521
15,382	Midwest Banc Holdings, Inc.*	8,614
5,367	Mission West Properties, Inc. REIT	37,301
3,318	Monmouth Real Estate Investment Corp., Class A REIT	21,235
3,889	MVC Capital, Inc.	35,818
8,324	Nara Bancorp, Inc.	49,112
590	NASB Financial, Inc.	15,847
35,308	National Financial Partners Corp.	264,810
3,023	National Health Investors, Inc. REIT	94,136
420	National Interstate Corp.	7,568
5,322	National Penn Bancshares, Inc.	26,504
8,575	National Retail Properties, Inc. REIT	169,013
940	Navigators Group, Inc. (The)*	46,351
3,172	NBT Bancorp, Inc.	72,766
11,261	Nelnet, Inc., Class A*	160,920
8,307	NewAlliance Bancshares, Inc.	101,761
394,730	Newcastle Investment Corp. REIT	256,575
20,796	NewStar Financial, Inc.*	55,941
3,774	NGP Capital Resources Co.	23,889
2,236	Northfield Bancorp, Inc.	26,765
30,939	NorthStar Realty Finance Corp. REIT	110,762
1,279	Northwest Bancorp, Inc.	26,207
1,382	NYMAGIC, Inc.	23,895
1,496	OceanFirst Financial Corp.	18,206
7,307	Ocwen Financial Corp.*	104,125
5,824	Old National Bancorp	65,811
3,455	Old Second Bancorp, Inc.	17,482
4,835	Omega Healthcare Investors, Inc. REIT	80,793
7,414	One Liberty Properties, Inc. REIT	47,079
2,967	optionsXpress Holdings, Inc.	53,614
20,206	Oriental Financial Group, Inc.	285,107
769	Oritani Financial Corp.*	10,505
14,566	Pacific Capital Bancorp	30,880
4,132	PacWest Bancorp	66,443
1,893	Park National Corp.	120,679
6,692	Parkway Properties, Inc. REIT	94,826
12,281	Patriot Capital Funding, Inc.	23,825
37,664	Pennsylvania REIT	199,243
4,358	Penson Worldwide, Inc.*	50,858
2,448	Peoples Bancorp, Inc.	44,823
1,348	Pico Holdings, Inc.*	40,885
2,769	Pinnacle Financial Partners, Inc.*	43,196
4,169	Piper Jaffray Cos.*	191,190
6,047	PMA Capital Corp., Class A*	35,073
1,542	Portfolio Recovery Associates, Inc.*	71,163
12,116	Post Properties, Inc. REIT	171,563
6,996	Presidential Life Corp.	62,544
3,922	PrivateBancorp, Inc.	97,383
2,485	ProAssurance Corp.*	126,188
7,109	Prospect Capital Corp.	71,090
2,480	Prosperity Bancshares, Inc.	83,105
8,360	Provident Financial Services, Inc.	98,982
3,681	Provident New York Bancorp	35,706
1,463	PS Business Parks, Inc. REIT	75,652
123,546	RAIT Financial Trust REIT	148,255
8,292	Ramco-Gershenson Properties Trust REIT	75,374
3,371	Renasant Corp.	50,194
1,607	Republic Bancorp, Inc., Class A	38,745
16,002	Resource Capital Corp. REIT	55,527
1,590	Rewards Network, Inc.*	21,449
797	Riskmetrics Group, Inc.*	14,537
1,660	RLI Corp.	82,353
3,137	Royal Bancshares of Pennsylvania, Class A*	6,399
2,384	S&T Bancorp, Inc.	32,685
841	S.Y. Bancorp, Inc.	20,672
1,990	Safety Insurance Group, Inc.	64,197
3,156	Sanders Morris Harris Group, Inc.	18,399
1,889	Sandy Spring Bancorp, Inc.	30,602
1,780	Santander BanCorp	10,787
892	Saul Centers, Inc. REIT	30,212
1,332	SCBT Financial Corp.	34,219
3,162	SeaBright Insurance Holdings, Inc.*	30,735
5,251	Seacoast Banking Corp. of Florida	11,342
7,658	Selective Insurance Group, Inc.	114,411
2,401	Signature Bank*	70,781
1,215	Simmons First National Corp., Class A	36,426
151,721	South Financial Group, Inc. (The)	244,271
2,501	Southwest Bancorp, Inc.	25,185
3,261	Sovran Self Storage, Inc. REIT	87,786
4,786	St. Joe Co. (The)*	134,774
5,787	State Auto Financial Corp.	100,057
2,252	StellarOne Corp.	33,194
2,985	Sterling Bancorp	24,089
9,774	Sterling Bancshares, Inc.	78,876
51,859	Sterling Financial Corp.	144,687
6,099	Stewart Information Services Corp.	83,983
1,462	Stifel Financial Corp.*	72,998
118,979	Strategic Hotels & Resorts, Inc. REIT	140,395
734	Suffolk Bancorp	21,653
5,864	Sun Bancorp, Inc.*	26,212
4,623	Sun Communities, Inc. REIT	70,732
69,468	Sunstone Hotel Investors, Inc. REIT	386,242
10,520	Superior Bancorp*	29,140
5,826	SVB Financial Group*	205,366
3,194	SWS Group, Inc.	43,949
1,845	Tanger Factory Outlet Centers, Inc. REIT	65,571
3,537	Taubman Centers, Inc. REIT	94,120
2,108	Taylor Capital Group, Inc.*	14,377
27	Teton Advisors, Inc.*	—
4,505	Texas Capital Bancshares, Inc.*	74,828
3,754	TFS Financial Corp.	41,669
9,226	Thomas Weisel Partners Group, Inc.*	39,211
7,648	TICC Capital Corp.	36,634
17,011	TierOne Corp.	39,295
503	Tompkins Financial Corp.	22,373
1,288	Tower Group, Inc.	32,161
1,707	TradeStation Group, Inc.*	12,785
4,601	Tree.com, Inc.*	45,918
87,617	Triad Guaranty, Inc.*	75,351
1,730	TriCo Bancshares	28,770

9,999	Trustco Bank Corp. NY	$62,894
6,775	Trustmark Corp.	134,823
68,821	UCBH Holdings, Inc.	83,273
1,740	UMB Financial Corp.	72,593
5,211	Umpqua Holdings Corp.	50,547
2,099	Union Bankshares Corp.	32,576
16,974	United America Indemnity Ltd., Class A*	91,829
6,406	United Bankshares, Inc.	129,786
19,705	United Community Banks, Inc.	132,615
52,854	United Community Financial Corp.*	72,410
3,059	United Fire & Casualty Co.	51,422
945	Universal Health Realty Income Trust REIT	32,291
1,213	Univest Corp. of Pennsylvania	31,380
168	Urstadt Biddle Properties, Inc. REIT	2,359
2,340	Urstadt Biddle Properties, Inc., Class A REIT	36,013
30,342	U-Store-It Trust REIT	147,159
5,372	Virginia Commerce Bancorp*	17,190
3,997	W.P. Carey & Co. LLC	108,519
5,836	Waddell & Reed Financial, Inc., Class A	165,567
5,687	Washington REIT	145,530
1,930	Washington Trust Bancorp, Inc.	35,049
3,040	Waterstone Financial, Inc.*	15,808
3,484	WesBanco, Inc.	58,078
3,392	West Bancorporation, Inc.	20,081
17,592	West Coast Bancorp	43,276
1,841	Westamerica Bancorp	96,211
5,310	Western Alliance Bancorp*	36,798
1,810	Westfield Financial, Inc.	17,593
8,424	Whitney Holding Corp.	73,794
3,729	Wilshire Bancorp, Inc.	27,445
2,587	Winthrop Realty Trust REIT	24,835
5,382	Wintrust Financial Corp.	140,739
3,043	World Acceptance Corp.*	72,180
991	WSFS Financial Corp.	26,628
3,379	Zenith National Insurance Corp.	80,657
		26,513,031
	Health Care - 6.3%
259	Abraxis Bioscience, Inc.*	7,964
19,706	Affymetrix, Inc.*	174,201
1,549	Air Methods Corp.*	45,556
2,753	Albany Molecular Research, Inc.*	26,236
3,415	Align Technology, Inc.*	37,258
1,928	Alkermes, Inc.*	19,897
2,849	Alliance Healthcare Services, Inc.*	14,046
1,595	Allscripts-Misys Healthcare Solutions, Inc.*	27,482
1,543	Amedisys, Inc.*	68,988
2,005	America Service Group, Inc.*	34,446
1,483	American Dental Partners, Inc.*	19,412
3,204	American Medical Systems Holdings, Inc.*	48,989
8,813	AMN Healthcare Services, Inc.*	64,159
4,157	AmSurg Corp.*	85,717
855	Analogic Corp.	32,413
2,057	Angiodynamics, Inc.*	25,671
18,842	Animal Health International, Inc.*	30,901
1,182	Assisted Living Concepts, Inc., Class A*	17,021
755	Bio-Reference Labs, Inc.*	24,205
31,428	BioScrip, Inc.*	185,739
3,198	Bruker Corp.*	32,172
38,930	Cambrex Corp.*	178,299
1,256	Cantel Medical Corp.*	19,443
2,868	Capital Senior Living Corp.*	14,111
5,242	Cardiac Science Corp.*	20,863
2,686	Catalyst Health Solutions, Inc.*	69,245
3,595	Celera Corp.*	21,570
1,890	Celgene Corp.*	107,654
5,653	Centene Corp.*	109,159
1,360	Chemed Corp.	59,976
4,930	CONMED Corp.*	86,669
4,876	Cooper Cos., Inc. (The)	133,797
849	Corvel Corp.*	20,733
7,175	Cross Country Healthcare, Inc.*	59,911
1,481	Cubist Pharmaceuticals, Inc.*	29,427
745	Dionex Corp.*	49,103
3,920	Eclipsys Corp.*	71,344
2,172	Edwards Lifesciences Corp.*	142,071
4,058	Emergency Medical Services Corp., Class A*	158,830
215	Emergent Biosolutions, Inc.*	3,087
5,402	Emeritus Corp.*	62,933
821	Ensign Group, Inc. (The)	13,152
3,129	Enzon Pharmaceuticals, Inc.*	25,439
5,591	ev3, Inc.*	68,602
21,930	Five Star Quality Care, Inc.*	61,404
1,664	Gen-Probe, Inc.*	61,768
3,520	Gentiva Health Services, Inc.*	74,906
1,811	Greatbatch, Inc.*	39,914
1,112	Haemonetics Corp.*	65,619
2,607	Hanger Orthopedic Group, Inc.*	35,768
11,207	Healthsouth Corp.*	161,381
8,885	Healthspring, Inc.*	112,218
25,779	HealthTronics, Inc.*	55,425
6,042	Healthways, Inc.*	89,059
7,930	Hlth Corp.*	116,412
571	ICU Medical, Inc.*	22,229
2,447	IDEXX Laboratories, Inc.*	121,910
997	Illumina, Inc.*	36,032
1,661	Immucor, Inc.*	27,672
1,094	Integra LifeSciences Holdings Corp.*	34,636
1,233	Intuitive Surgical, Inc.*	280,286
4,909	Invacare Corp.	100,144
5,867	inVentiv Health, Inc.*	90,000
1,319	Kendle International, Inc.*	15,406
86,503	KV Pharmaceutical Co., Class A*	198,957
454	Landauer, Inc.	30,382
7,756	LCA-Vision, Inc.*	44,519
717	LHC Group, Inc.*	21,044
2,757	Martek Biosciences Corp.*	64,128
962	Masimo Corp.*	23,521
1,202	MedAssets, Inc.*	22,453
5,644	MedCath Corp.*	68,067
2,597	Medical Action Industries, Inc.*	32,437
1,217	Medicines Co. (The)*	9,870
4,508	Medicis Pharmaceutical Corp., Class A	77,177
3,736	MEDNAX, Inc.*	173,164
826	Meridian Bioscience, Inc.	18,189
1,857	Merit Medical Systems, Inc.*	33,965
1,960	Molina Healthcare, Inc.*	44,198
1,402	MWI Veterinary Supply, Inc.*	53,809
614	Myriad Genetics, Inc.*	16,836
153	Myriad Pharmaceuticals, Inc.*	745
736	National Healthcare Corp.	27,416
2,250	Odyssey HealthCare, Inc.*	26,212
2,948	Orthofix International NV (Netherlands)*	82,131

4,802	Par Pharmaceutical Cos., Inc.*	$77,840
7,546	Parexel International Corp.*	116,737
2,715	PDI, Inc.*	14,091
6,184	PDL BioPharma, Inc.	50,894
7,357	PerkinElmer, Inc.	129,704
5,262	Perrigo Co.	142,811
3,984	PharMerica Corp.*	83,505
1,239	Phase Forward, Inc.*	17,594
6,151	Providence Service Corp. (The)*	64,893
6,282	PSS World Medical, Inc.*	126,959
4,089	Psychiatric Solutions, Inc.*	110,485
541	Quality Systems, Inc.	29,695
2,775	RehabCare Group, Inc.*	66,766
4,602	Res-Care, Inc.*	71,883
2,242	ResMed, Inc.*	91,922
3,175	Salix Pharmaceuticals Ltd.*	38,671
5,438	Sepracor, Inc.*	94,349
1,843	Sirona Dental Systems, Inc.*	47,900
6,927	Skilled Healthcare Group, Inc., Class A*	57,217
904	SonoSite, Inc.*	21,307
4,115	STERIS Corp.	115,549
6,380	Sun Healthcare Group, Inc.*	62,077
933	SurModics, Inc.*	20,862
4,087	Symmetry Medical, Inc.*	34,985
1,144	Techne Corp.	73,010
1,466	Thoratec Corp.*	36,855
8,386	TomoTherapy, Inc.*	26,500
6,225	Triple-S Management Corp., Class B*	106,385
407	United Therapeutics Corp.*	37,696
4,458	Valeant Pharmaceuticals International*	115,016
3,633	Varian, Inc.*	184,411
4,591	VCA Antech, Inc.*	117,438
10,021	ViroPharma, Inc.*	73,855
6,368	WellCare Health Plans, Inc.*	141,752
2,202	West Pharmaceutical Services, Inc.	80,373
1,438	Wright Medical Group, Inc.*	20,017
2,173	Zoll Medical Corp.*	40,048
		7,961,352
	Industrials - 17.0%
4,985	A.O. Smith Corp.	194,614
804	AAON, Inc.	15,766
6,248	AAR Corp.*	119,524
7,883	ABM Industries, Inc.	166,095
111,645	ACCO Brands Corp.*	487,889
3,259	Aceto Corp.	22,911
10,037	Actuant Corp., Class A	128,875
2,821	Administaff, Inc.	70,694
1,344	Advisory Board Co. (The)*	34,380
476	Aerovironment, Inc.*	13,537
375,054	Air Transport Services Group, Inc.*	1,248,930
25,741	AirTran Holdings, Inc.*	186,365
1,550	Alamo Group, Inc.	21,436
9,438	Albany International Corp., Class A	129,678
365	Allegiant Travel Co.*	15,808
5,980	Altra Holdings, Inc.*	52,564
1,265	American Commercial Lines, Inc.*	19,759
2,146	American Railcar Industries, Inc.	17,790
10,517	American Reprographics Co.*	90,972
306	American Science & Engineering, Inc.	21,344
2,118	American Woodmark Corp.	49,646
550	Ameron International Corp.	40,986
1,488	Ampco-Pittsburgh Corp.	33,822
356	Amrep Corp.*	4,482
4,399	Apogee Enterprises, Inc.	64,137
6,125	Applied Industrial Technologies, Inc.	135,485
1,380	Argon ST, Inc.*	26,372
25,935	Aries Maritime Transport Ltd. (Bermuda)	17,376
6,169	Arkansas Best Corp.	175,693
2,340	Astec Industries, Inc.*	63,320
4,004	ATC Technology Corp.*	83,764
8,091	Atlas Air Worldwide Holdings, Inc.*	201,951
667	Badger Meter, Inc.	24,579
7,483	Baldor Electric Co.	192,762
7,114	Barnes Group, Inc.	100,094
7,530	Beacon Roofing Supply, Inc.*	126,278
11,059	Belden, Inc.	193,975
5,415	Blount International, Inc.*	50,360
28,582	Bowne & Co., Inc.	229,513
6,375	Brady Corp., Class A	187,489
5,639	Bucyrus International, Inc.	166,238
21,217	Builders FirstSource, Inc.*	124,332
4,763	CAI International, Inc.*	31,150
2,302	Cascade Corp.	56,284
16,258	Casella Waste Systems, Inc., Class A*	44,872
6,061	CBIZ, Inc.*	39,639
6,361	CDI Corp.	80,785
5,701	Celadon Group, Inc.*	52,734
24,910	Cenveo, Inc.*	120,315
3,944	Ceradyne, Inc.*	71,189
7,462	Chart Industries, Inc.*	143,718
18,868	China Technology Development Group Corp. (China)*	49,812
1,313	CIRCOR International, Inc.	30,278
3,112	CLARCOR, Inc.	103,038
1,087	Clean Harbors, Inc.*	56,709
10,128	Coleman Cable, Inc.*	33,422
3,329	Colfax Corp.*	31,526
5,398	Columbus McKinnon Corp.*	78,109
4,332	Comfort Systems USA, Inc.	51,031
76,202	Commercial Vehicle Group, Inc.*	153,166
1,288	Compx International, Inc.	8,179
5,469	COMSYS IT Partners, Inc.*	38,283
5,028	Consolidated Graphics, Inc.*	92,012
2,585	Copa Holdings SA, Class A (Panama)	104,796
2,865	Copart, Inc.*	101,163
2,047	Cornell Cos., Inc.*	35,065
3,460	Corporate Executive Board Co. (The)	64,979
951	CoStar Group, Inc.*	34,930
1,870	Courier Corp.	30,930
16,420	Covenant Transport Group, Inc., Class A*	76,517
1,525	CRA International, Inc.*	41,068
1,394	Cubic Corp.	54,589
3,755	Curtiss-Wright Corp.	124,028
8,496	Deswell Industries, Inc. (Hong Kong)	28,716
8,697	Diamond Management & Technology Consultants, Inc.	46,616
5,765	Diana Shipping, Inc. (Greece)	82,094
30,728	DryShips, Inc. (Greece)	202,190
2,125	Ducommun, Inc.	36,720
1,121	DXP Enterprises, Inc.*	11,367
17,899	Dycom Industries, Inc.*	227,854
1,887	Dynamex, Inc.*	29,381
4,571	DynCorp International, Inc., Class A*	92,837
23,785	Eagle Bulk Shipping, Inc.	136,764

2,754	Encore Wire Corp.	$59,734
1,797	Energy Conversion Devices, Inc.*	25,589
18,445	EnergySolutions, Inc.	158,811
10,190	EnerSys*	201,660
5,727	Ennis, Inc.	84,359
4,621	EnPro Industries, Inc.*	82,346
1,759	ESCO Technologies, Inc.*	72,277
4,681	Esterline Technologies Corp.*	133,081
20,119	Evergreen Solar, Inc.*	42,250
35,446	Excel Maritime Carriers Ltd. (Liberia)	319,723
788	Exponent, Inc.*	20,338
11,727	Federal Signal Corp.	103,901
6,591	First Advantage Corp., Class A*	107,170
359	First Solar, Inc.*	55,426
3,929	Force Protection, Inc.*	20,313
1,903	Forward Air Corp.	44,016
4,383	Franklin Covey Co.*	28,446
1,564	Franklin Electric Co., Inc.	50,674
33,140	FreeSeas, Inc. (Marshall Islands)	60,978
2,469	FreightCar America, Inc.	49,331
2,803	FTI Consulting, Inc.*	152,567
3,492	G&K Services, Inc., Class A	79,338
6,639	Genco Shipping & Trading Ltd.	158,738
3,046	Genesee & Wyoming, Inc., Class A*	83,125
5,633	Geo Group, Inc. (The)*	101,281
1,096	GeoEye, Inc.*	27,181
8,241	Gibraltar Industries, Inc.*	64,033
1,185	Gorman-Rupp Co. (The)	26,461
5,062	Graco, Inc.	125,234
11,970	GrafTech International Ltd.*	164,348
10,438	Great Lakes Dredge & Dock Corp.	60,436
14,603	Greenbrier Cos., Inc.	153,185
12,858	Griffon Corp.*	123,951
5,191	H&E Equipment Services, Inc.*	55,232
6,722	Hardinge, Inc.	26,485
8,927	Hawaiian Holdings, Inc.*	57,044
2,049	Healthcare Services Group, Inc.	38,255
4,743	Heartland Express, Inc.	73,042
469	HEICO Corp.	17,320
1,254	HEICO Corp., Class A	35,463
2,137	Heidrick & Struggles International, Inc.	43,787
2,003	Herley Industries, Inc.*	24,397
8,804	Herman Miller, Inc.	146,234
15,786	Hexcel Corp.*	161,175
13,854	Horizon Lines, Inc., Class A	69,409
2,886	Houston Wire & Cable Co.	31,025
3,838	Hub Group, Inc., Class A*	82,479
47,590	Hudson Highland Group, Inc.*	98,511
1,460	Hurco Cos, Inc.*	28,499
557	Huron Consulting Group, Inc.*	24,703
447	ICF International, Inc.*	11,577
5,891	ICT Group, Inc.*	60,795
4,797	IDEX Corp.	130,862
1,589	IHS, Inc., Class A*	79,355
1,896	II-VI, Inc.*	45,485
3,802	Insituform Technologies, Inc., Class A*	69,957
4,244	Insteel Industries, Inc.	43,246
5,939	Integrated Electrical Services, Inc.*	54,342
24,974	Interface, Inc., Class A	173,320
6,663	Interline Brands, Inc.*	112,805
1,818	Intersections, Inc.*	8,726
5,985	John Bean Technologies Corp.	82,952
2,885	Kadant, Inc.*	32,052
4,735	Kaman Corp.	90,817
2,058	Kaydon Corp.	67,235
8,079	Kforce, Inc.*	78,689
3,819	KHD Humboldt Wedag International Ltd. (Canada)*	36,357
12,918	Kimball International, Inc., Class B	87,842
3,689	Kirby Corp.*	136,530
3,592	Knight Transportation, Inc.	65,159
9,866	Knoll, Inc.	96,588
6,636	Korn/Ferry International*	92,307
4,122	Ladish Co., Inc.*	45,342
3,205	Landstar System, Inc.	117,559
1,225	Lawson Products, Inc.	20,580
3,248	Layne Christensen Co.*	77,075
1,280	LB Foster Co., Class A*	38,400
11,076	LECG Corp.*	40,760
893	Lindsay Corp.	31,675
2,442	LS Starrett Co., Class A	21,148
7,094	LSI Industries, Inc.	46,040
9,072	Lydall, Inc.*	29,484
4,516	M&F Worldwide Corp.*	89,823
2,051	Marten Transport Ltd.*	36,180
4,835	MasTec, Inc.*	50,042
2,658	McGrath Rentcorp	51,087
1,197,812	Mesa Air Group, Inc.*	167,095
7,325	Metalico, Inc.*	33,256
963	Michael Baker Corp.*	41,072
1,361	Middleby Corp. (The)*	66,553
3,813	Miller Industries, Inc.*	33,669
3,348	Mine Safety Appliances Co.	94,045
5,176	Mobile Mini, Inc.*	83,748
12,714	Monster Worldwide, Inc.*	165,663
5,456	NACCO Industries, Inc., Class A	229,643
4,343	Navigant Consulting, Inc.*	51,682
22,108	NCI Building Systems, Inc.*	87,106
18,713	NN, Inc.	45,660
2,660	Nordson Corp.	119,434
1,140	Northwest Pipe Co.*	39,649
4,804	Old Dominion Freight Line, Inc.*	171,167
9,845	On Assignment, Inc.*	41,644
4,314	Orbital Sciences Corp.*	58,412
1,965	Orion Marine Group, Inc.*	43,937
5,161	Otter Tail Corp.	120,303
2,447	P.A.M. Transportation Services, Inc.*	16,860
22,642	Pacer International, Inc.	56,152
11,839	Park-Ohio Holdings Corp.*	73,875
11,297	PGT, Inc.*	22,933
3,005	Pike Electric Corp.*	31,643
28,508	Pinnacle Airlines Corp.*	95,217
9,362	Polypore International, Inc.*	115,621
747	Powell Industries, Inc.*	26,631
28,778	Power-One, Inc.*	41,440
297	Preformed Line Products Co.	10,419
8,948	Quality Distribution, Inc.*	26,844
4,229	Quanex Building Products Corp.	50,283
1,155	Raven Industries, Inc.	33,149
2,102	RBC Bearings, Inc.*	49,817
3,951	Regal-Beloit Corp.	183,168
10,391	Republic Airways Holdings, Inc.*	53,202
6,267	Resources Connection, Inc.*	94,632
2,304	Robbins & Myers, Inc.	48,223

1,969	Rollins, Inc.	$36,092
6,071	Rush Enterprises, Inc., Class A*	79,530
2,498	Rush Enterprises, Inc., Class B*	27,603
6,474	Saia, Inc.*	116,920
5,432	Sauer-Danfoss, Inc.	28,518
2,289	Schawk, Inc.	16,572
5,746	School Specialty, Inc.*	128,538
3,958	Simpson Manufacturing Co., Inc.	112,407
83,427	Spherion Corp.*	458,849
538	Standard Parking Corp.*	9,087
8,175	Standard Register Co. (The)	28,940
3,687	Standex International Corp.	46,198
472	Stanley, Inc.*	14,509
2,074	Stericycle, Inc.*	106,189
1,274	Sterling Construction Co., Inc.*	20,295
535	SunPower Corp., Class A*	17,227
413	SunPower Corp., Class B*	11,275
2,283	Sykes Enterprises, Inc.*	45,432
12,805	Sypris Solutions, Inc.	26,762
5,182	TAL International Group, Inc.	57,468
4,651	TBS International Ltd., Class A (Bermuda)*	37,534
1,661	Team, Inc.*	24,184
17,162	Tecumseh Products Co., Class A*	140,385
4,738	Teledyne Technologies, Inc.*	155,075
3,829	Tennant Co.	84,008
4,337	Tetra Tech, Inc.*	130,630
4,221	Textainer Group Holdings Ltd.	50,736
15,304	Thermadyne Holdings Corp.*	73,000
6,107	Titan International, Inc.	45,436
1,448	Titan Machinery, Inc.*	17,999
4,863	Toro Co. (The)	168,552
1,283	TransDigm Group, Inc.*	49,126
3,648	Tredegar Corp.	53,407
1,031	Trex Co., Inc.*	16,857
30,933	Trimas Corp.*	134,249
1,847	Triumph Group, Inc.	73,769
10,316	TrueBlue, Inc.*	131,013
5,565	Tutor Perini Corp.*	102,674
3,785	Twin Disc, Inc.	33,384
10,633	Ultrapetrol Bahamas Ltd.*	47,955
3,593	Universal Forest Products, Inc.	160,392
2,564	Universal Truckload Services, Inc.	41,357
1,554	USA Truck, Inc.*	22,393
1,302	Valmont Industries, Inc.	93,510
4,810	Viad Corp.	85,233
3,136	Vicor Corp.	24,743
25,641	Wabash National Corp.	21,282
2,579	Wabtec Corp.	86,783
4,750	Waste Connections, Inc.*	133,998
6,991	Waste Services, Inc.*	33,417
2,671	Watsco, Inc.	140,121
2,132	Watson Wyatt Worldwide, Inc., Class A	79,609
5,301	Watts Water Technologies, Inc., Class A	139,628
6,535	WCA Waste Corp.*	28,623
2,033	Willis Lease Finance Corp.*	29,377
4,616	Woodward Governor Co.	90,658
34,234	Xerium Technologies, Inc.*	36,973
		21,616,322
	Information Technology - 16.5%
32,055	3Com Corp.*	120,847
2,583	Actel Corp.*	28,775
13,265	Acxiom Corp.	128,007
14,575	Adaptec, Inc.*	38,770
41,041	ADC Telecommunications, Inc.*	298,778
4,482	ADTRAN, Inc.	108,285
4,742	Advanced Energy Industries, Inc.*	57,046
621	Advent Software, Inc.*	22,635
13,741	Agilysys, Inc.	64,720
1,776	Airvana, Inc.*	11,029
6,034	Akamai Technologies, Inc.*	99,199
1,732	Amdocs Ltd. (Guernsey)*	41,429
2,803	ANSYS, Inc.*	87,622
9,980	Applied Micro Circuits Corp.*	86,327
3,555	Ariba, Inc.*	37,363
15,032	Arris Group, Inc.*	183,090
2,053	Atheros Communications, Inc.*	51,325
3,233	ATMI, Inc.*	58,808
4,394	Avid Technology, Inc.*	53,827
6,582	Avocent Corp.*	102,087
141,814	Axcelis Technologies, Inc.*	77,998
574	Bankrate, Inc.*	16,474
2,339	Bel Fuse, Inc., Class B	42,991
3,047	Black Box Corp.	83,701
692	Blackbaud, Inc.	12,940
556	Blackboard, Inc.*	18,887
1,931	Blue Coat Systems, Inc.*	36,090
13,651	Brooks Automation, Inc.*	80,950
2,342	Cabot Microelectronics Corp.*	79,441
29,286	CDC Corp., Class A (Hong Kong)*	89,322
9,235	Checkpoint Systems, Inc.*	160,043
279,160	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)*	204,708
29,863	Ciber, Inc.*	98,847
12,833	Ciena Corp.*	143,216
5,819	Cirrus Logic, Inc.*	31,306
1,129	Cogent, Inc.*	12,871
3,729	Cognex Corp.	61,529
4,252	Coherent, Inc.*	83,424
2,755	Cohu, Inc.	33,418
14,749	Commtouch Software Ltd. (Israel)*	39,380
21,216	Compuware Corp.*	155,513
1,620	Comtech Telecommunications Corp.*	51,629
1,731	Concur Technologies, Inc.*	59,702
45,333	Conexant Systems, Inc.*	68,000
2,035	CPI International, Inc.*	19,434
5,311	Cree, Inc.*	170,271
3,489	CSG Systems International, Inc.*	58,197
12,365	CTS Corp.	104,237
3,181	Cymer, Inc.*	108,822
17,586	Cypress Semiconductor Corp.*	186,763
3,512	Daktronics, Inc.	29,431
2,549	DealerTrack Holdings, Inc.*	50,547
3,069	Digi International, Inc.*	31,334
1,064	Digital River, Inc.*	37,612
3,905	Diodes, Inc.*	72,086
3,715	Dolby Laboratories, Inc., Class A*	154,655
6,243	DSP Group, Inc.*	54,377
2,320	Dynamics Research Corp.*	28,582
14,858	EarthLink, Inc.*	125,550
5,707	EchoStar Corp., Class A*	84,121
2,570	Electro Rent Corp.	24,466
6,456	Electro Scientific Industries, Inc.*	84,574
3,425	Electronics for Imaging, Inc.*	39,045
1,332	EMS Technologies, Inc*	29,304

13,182	Emulex Corp.*	$120,352
121,341	Entegris, Inc.*	452,602
12,114	Epicor Software Corp.*	73,653
1,737	EPIQ Systems, Inc.*	27,879
1,404	Equinix, Inc.*	114,749
7,249	Euronet Worldwide, Inc.*	152,519
4,346	Exar Corp.*	30,552
634	ExlService Holdings, Inc.*	8,229
19,390	Extreme Networks, Inc.*	44,015
3,426	F5 Networks, Inc.*	127,173
1,231	FactSet Research Systems, Inc.	69,798
7,083	Fair Isaac Corp.	135,923
1,507	FARO Technologies, Inc.*	26,674
3,571	FEI Co.*	87,490
77,303	Finisar Corp.*	49,397
4,202	FLIR Systems, Inc.*	90,301
3,902	FormFactor, Inc.*	89,941
1,037	Forrester Research, Inc.*	23,405
2,965	Gartner, Inc.*	50,702
5,712	Genpact Ltd.*	80,082
14,704	Gerber Scientific, Inc.*	46,024
10,978	Global Cash Access Holdings, Inc.*	98,802
3,522	Global Payments, Inc.	148,981
2,281	GSI Commerce, Inc.*	41,605
39,017	GSI Group, Inc.*	24,187
39,651	Harris Stratex Networks, Inc., Class A*	275,178
3,175	Heartland Payment Systems, Inc.	33,846
629	Hittite Microwave Corp.*	22,090
1,895	Hughes Communications, Inc.*	49,270
27,721	Hutchinson Technology, Inc.*	90,648
15,868	Hypercom Corp.*	33,799
3,580	iGATE Corp.	25,955
13,989	Imation Corp.	127,020
11,809	infoGROUP, Inc.*	71,090
1,553	Informatica Corp.*	28,560
27,674	Integrated Device Technology, Inc.*	187,353
1,133	InterDigital, Inc.*	33,548
5,086	Intermec, Inc.*	69,373
8,940	Internap Network Services Corp.*	27,178
3,841	Internet Brands, Inc., Class A*	28,846
9,873	Intersil Corp., Class A	141,875
4,715	Intevac, Inc.*	54,270
21,294	iPass, Inc.*	37,903
773	IPG Photonics Corp.*	8,294
1,989	Itron, Inc.*	103,766
2,216	Ixia*	16,709
2,084	IXYS Corp.	16,109
1,757	j2 Global Communications, Inc.*	42,150
5,056	Jack Henry & Associates, Inc.	108,552
3,937	JDA Software Group, Inc.*	81,142
4,762	Kenexa Corp.*	58,096
27,781	Kulicke & Soffa Industries, Inc.*	163,074
14,909	L-1 Identity Solutions, Inc.*	117,334
13,176	Lawson Software, Inc.*	78,265
16,617	Lionbridge Technologies, Inc.*	36,557
4,188	Littelfuse, Inc.*	97,999
5,113	LoJack Corp.*	20,861
4,642	Loral Space & Communications, Inc.*	97,157
1,378	Manhattan Associates, Inc.*	25,493
1,593	ManTech International Corp., Class A*	84,907
5,062	Marchex, Inc., Class B	22,172
43,432	Mattson Technology, Inc.*	65,582
1,168	MAXIMUS, Inc.	49,780
5,012	Measurement Specialties, Inc.*	40,347
18,604	Mentor Graphics Corp.*	129,112
2,992	Mercury Computer Systems, Inc.*	34,408
74,084	Merix Corp.*	132,610
11,232	Methode Electronics, Inc., Class A	85,139
1,806	Micrel, Inc.	14,123
5,131	MICROS Systems, Inc.*	140,538
6,310	Microsemi Corp.*	86,132
856	MicroStrategy, Inc., Class A*	52,259
7,108	MKS Instruments, Inc.*	137,682
34,944	ModusLink Global Solutions, Inc.*	249,151
6,909	MSC.Software Corp.*	50,505
1,334	MTS Systems Corp.	31,336
1,259	Multi-Fineline Electronix, Inc.*	28,693
16,830	Nam Tai Electronics, Inc. (Hong Kong)	77,081
1,880	National Instruments Corp.	47,414
10,045	Ness Technologies, Inc.*	53,439
2,351	Net 1 UEPS Technologies, Inc.*	39,638
3,095	NETGEAR, Inc.*	52,646
2,543	NeuStar, Inc., Class A*	57,675
9,881	Newport Corp.*	73,021
1,213	Novatel Wireless, Inc.*	11,499
33,740	Novell, Inc.*	154,529
14,640	Nu Horizons Electronics Corp.*	57,828
9,243	Nuance Communications, Inc.*	122,008
1,211	Omniture, Inc.*	16,566
8,832	OmniVision Technologies, Inc.*	116,847
29,419	ON Semiconductor Corp.*	214,759
107,502	Openwave Systems, Inc.*	281,655
10,534	Opnext, Inc.*	21,384
2,090	OSI Systems, Inc.*	41,403
11,064	Palm, Inc.*	174,037
11,495	Parametric Technology Corp.*	148,400
2,544	Park Electrochemical Corp.	59,453
5,723	PC Connection, Inc.*	32,850
9,155	PC Mall, Inc.*	79,557
3,096	Pericom Semiconductor Corp.*	29,412
65,870	Photronics, Inc.*	336,596
7,442	Plantronics, Inc.	176,152
7,088	Plexus Corp.*	182,091
4,448	PMC - Sierra, Inc.*	40,699
7,742	Polycom, Inc.*	183,873
1,307	Power Integrations, Inc.	38,282
127,426	Powerwave Technologies, Inc.*	160,557
3,461	Progress Software Corp.*	78,322
9,756	QLogic Corp.*	127,316
4,859	Quest Software, Inc.*	71,622
2,381	Rackspace Hosting, Inc.*	33,429
6,183	Radiant Systems, Inc.*	62,201
3,947	RadiSys Corp.*	31,260
19,230	RealNetworks, Inc.*	55,767
4,006	Red Hat, Inc.*	91,457
1,356	Renaissance Learning, Inc.	13,194
122,940	RF Micro Devices, Inc.*	639,288
8,031	Richardson Electronics Ltd.	29,875
3,628	Rofin-Sinar Technologies, Inc.*	78,764
1,525	Rogers Corp.*	38,049
2,964	Rovi Corp.*	77,538
8,424	Rudolph Technologies, Inc.*	68,824
3,585	S1 Corp.*	25,418
1,185	Salesforce.com, Inc.*	51,358

6,053	Sapient Corp*	$40,434
3,654	SAVVIS, Inc.*	53,020
5,881	ScanSource, Inc.*	167,785
6,145	Semitool, Inc.*	36,378
1,687	Semtech Corp.*	31,041
1,773	Sigma Designs, Inc.*	28,669
6,762	Silicon Graphics International Corp.*	33,945
13,273	Silicon Image, Inc.*	32,519
2,127	Silicon Laboratories, Inc.*	91,099
23,541	Silicon Storage Technology, Inc.*	44,257
779	SINA Corp. (China)*	25,847
14,603	Skyworks Solutions, Inc.*	176,404
30,100	Smart Modular Technologies (WWH), Inc.*	89,698
2,911	Solera Holdings, Inc.*	78,393
5,322	SonicWALL, Inc.*	40,394
29,016	Sonus Networks, Inc.*	55,130
843	SPSS, Inc.*	41,712
5,285	SRA International, Inc., Class A*	104,115
2,616	Standard Microsystems Corp.*	60,691
6,314	StarTek, Inc.*	59,667
1,750	STEC, Inc.*	59,658
4,385	Super Micro Computer, Inc.*	34,817
2,031	Switch & Data Facilities Co., Inc.*	28,211
2,774	Sybase, Inc.*	99,309
15,496	Sycamore Networks, Inc.*	52,686
6,388	Symmetricom, Inc.*	41,394
5,704	Symyx Technologies, Inc.*	39,529
1,034	Synaptics, Inc.*	24,785
686	Syntel, Inc.	27,152
15,464	Take-Two Interactive Software, Inc.*	147,217
49,469	Technitrol, Inc.	359,145
3,728	Tekelec*	68,558
7,253	TeleTech Holdings, Inc.*	121,270
2,330	Tessco Technologies, Inc.*	35,136
3,492	Tessera Technologies, Inc.*	98,090
43,306	THQ, Inc.*	290,583
15,579	TIBCO Software, Inc.*	136,005
13,974	TNS, Inc.*	320,424
17,281	Trident Microsystems, Inc.*	29,032
8,244	Trimble Navigation Ltd.*	195,465
20,483	TriQuint Semiconductor, Inc.*	147,068
8,719	TTM Technologies, Inc.*	86,057
1,028	Tyler Technologies, Inc.*	15,831
15,467	Ultra Clean Holdings, Inc.*	61,095
13,033	United Online, Inc.	119,643
124,149	UTStarcom, Inc.*	212,295
10,627	ValueClick, Inc.*	122,211
4,534	Varian Semiconductor Equipment Associates, Inc.*	145,269
5,974	Veeco Instruments, Inc.*	112,550
7,608	VeriFone Holdings, Inc.*	68,548
10,080	Verigy Ltd. (Singapore)*	133,963
2,564	ViaSat, Inc.*	69,228
721	VistaPrint Ltd. (Bermuda)*	29,741
1,965	WebMD Health Corp., Class A*	65,651
17,924	WebMediaBrands, Inc.*	9,320
1,792	Websense, Inc.*	26,522
59,401	Westell Technologies, Inc., Class A*	67,123
5,131	X-Rite, Inc.*	9,031
5,530	Xyratex Ltd. (Bermuda)*	32,793
5,571	Zebra Technologies Corp., Class A*	136,155
9,408	Zoran Corp.*	108,380
4,365	Zygo Corp.*	27,587
		20,935,386
	Materials - 6.0%
5,838	A. Schulman, Inc.	124,408
5,549	A.M. Castle & Co.	58,542
2,241	AEP Industries, Inc.*	71,510
2,227	AMCOL International Corp.	41,890
4,488	Arch Chemicals, Inc.	119,156
4,162	Brush Engineered Materials, Inc.*	88,775
23,717	Buckeye Technologies, Inc.*	150,603
7,174	Bway Holding Co.*	114,425
1,404	Calgon Carbon Corp.*	17,789
9,325	Carpenter Technology Corp.	174,284
40,889	Century Aluminum Co.*	342,650
7,681	Clearwater Paper Corp.*	307,778
998	Compass Minerals International, Inc.	53,084
651	Deltic Timber Corp.	29,275
5,259	Eagle Materials, Inc.	143,571
77,057	Ferro Corp.	382,973
7,690	GenTek, Inc.*	182,484
6,293	Georgia Gulf Corp.	108,806
10,225	Glatfelter	105,829
6,017	H.B. Fuller Co.	121,303
3,893	Haynes International, Inc.*	89,656
54,174	Headwaters, Inc.*	166,314
26,822	Hecla Mining Co.*	84,489
12,234	Horsehead Holding Corp.*	130,781
14,135	ICO, Inc.*	58,378
2,747	Innophos Holdings, Inc.	51,589
10,562	Innospec, Inc.	126,110
3,068	Kaiser Aluminum Corp.	101,428
10,865	KapStone Paper and Packaging Corp.*	54,760
3,852	Koppers Holdings, Inc.	107,509
2,296	LSB Industries, Inc.*	40,777
105,394	Mercer International, Inc.*	60,075
2,737	Minerals Technologies, Inc.	118,977
9,692	Myers Industries, Inc.	95,369
8,683	Neenah Paper, Inc.	85,093
1,821	NewMarket Corp.	137,759
1,188	NL Industries, Inc.	8,114
3,383	Olympic Steel, Inc.	86,300
7,287	OM Group, Inc.*	245,280
40,691	Omnova Solutions, Inc.*	228,277
4,197	Penford Corp.	27,532
4,849	Quaker Chemical Corp.	87,282
3,365	Rock-Tenn Co., Class A	151,290
907	Royal Gold, Inc.	37,260
5,358	RTI International Metals, Inc.*	95,158
4,371	Schnitzer Steel Industries, Inc., Class A	235,029
3,213	Schweitzer-Mauduit International, Inc.	105,065
5,334	Sensient Technologies Corp.	134,363
30,666	Solutia, Inc.*	274,154
28,962	Spartech Corp.	362,025
868	Stepan Co.	38,869
9,500	Stillwater Mining Co.*	63,555
5,570	Texas Industries, Inc.	253,435
9,305	Titanium Metals Corp.	77,883
28,247	U.S. Concrete, Inc.*	55,364
1,932	Universal Stainless & Alloy Products, Inc.*	34,023
1,480	Valhi, Inc.	19,432
58,328	Verso Paper Corp.	100,324
21,452	W.R. Grace & Co.*	356,747

3,015	Walter Energy, Inc.	$148,820
11,779	Wausau Paper Corp.	110,723
3,431	Zep, Inc.	55,171
4,505	Zoltek Cos., Inc.*	44,690
		7,684,364
	Telecommunication Services - 1.0%
8,710	Alaska Communications Systems Group, Inc.	64,541
631	Atlantic Tele-Network, Inc.	26,458
889	Cbeyond, Inc.*	12,464
2,128	Centennial Communications Corp.*	16,322
53,858	Cincinnati Bell, Inc.*	168,575
4,682	Consolidated Communications Holdings, Inc.	59,134
33,568	Fairpoint Communications, Inc.	19,805
7,967	General Communication, Inc., Class A*	54,574
2,925	Global Crossing Ltd.*	31,795
63,913	Globalstar, Inc.*	62,635
4,034	Iowa Telecommunications Services, Inc.	49,457
2,141	NTELOS Holdings Corp.	33,164
20,533	PAETEC Holding Corp.*	60,367
2,544	SBA Communications Corp., Class A*	66,373
837	Shenandoah Telecommunications Co.	17,041
3,336	SureWest Communications*	42,734
3,140	Syniverse Holdings, Inc.*	55,044
13,490	tw telecom, Inc.*	133,551
11,401	USA Mobility, Inc.	153,913
21,680	Virgin Mobile USA, Inc., Class A*	106,449
		1,234,396
	Utilities - 1.4%
4,536	ALLETE, Inc.	145,061
1,325	American States Water Co.	48,164
8,756	Avista Corp.	162,161
1,329	California Water Service Group	50,329
1,578	Central Vermont Public Service Corp.	29,098
2,099	CH Energy Group, Inc.	103,880
771	Chesapeake Utilities Corp.	25,559
6,181	Cleco Corp.	146,428
7,183	El Paso Electric Co.*	108,535
5,378	Empire District Electric Co. (The)	98,686
1,925	ITC Holdings Corp.	91,822
2,715	Laclede Group, Inc. (The)	91,143
2,191	MGE Energy, Inc.	78,591
1,219	Middlesex Water Co.	18,639
2,451	Northwest Natural Gas Co.	109,413
6,279	NorthWestern Corp.	151,952
737	Ormat Technologies, Inc.	29,178
994	SJW Corp.	22,285
2,224	South Jersey Industries, Inc.	82,021
3,908	Southwest Water Co.	19,110
5,372	UIL Holdings Corp.	131,077
		1,743,132
	Total Common Stocks and Other Equity Interests (Cost $131,989,557)	126,989,290

	Money Market Fund - 0.0%
10,665	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $10,665)	10,665

	Total Investments (Cost $132,000,222)(a)-100.0%	126,999,955
	Other assets less liabilities-0.0%	3,142
	Net Assets-100.0%	$127,003,097

REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $134,704,950. The net unrealized depreciation was $7,704,995 which consisted of aggregate gross unrealized appreciation of $18,810,119 and aggregate gross unrealized depreciation of $26,515,114.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NXQ Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 26.3%
1,258	Career Education Corp.*	$28,833
924	Ctrip.com International Ltd. ADR (China)*	47,355
1,872	Discovery Communications, Inc., Class A*	45,864
1,255	Dollar Tree, Inc.*	57,881
1,926	Gentex Corp.	28,832
1,965	LKQ Corp.*	35,252
810	Netflix, Inc.*	35,591
1,101	Penn National Gaming, Inc.*	34,913
1,764	PetSmart, Inc.	39,461
583	Priceline.com, Inc.*	75,568
199	Strayer Education, Inc.	42,264
4,596	Virgin Media, Inc.	48,028
		519,842
	Consumer Staples - 2.4%
1,959	Whole Foods Market, Inc.*	47,388

	Energy - 1.5%
2,148	Patterson-UTI Energy, Inc.	29,664

	Health Care - 25.2%
1,150	Alexion Pharmaceuticals, Inc.*	50,658
1,615	Dendreon Corp.*	39,099
1,639	Endo Pharmaceuticals Holdings, Inc.*	34,435
729	Gen-Probe, Inc.*	27,060
828	IDEXX Laboratories, Inc.*	41,251
4,274	Mylan, Inc.*	56,374
1,336	Myriad Genetics, Inc.*	36,633
814	OSI Pharmaceuticals, Inc.*	27,505
1,291	Perrigo Co.	35,038
2,775	QIAGEN NV (Netherlands)*	52,614
758	Shire PLC ADR	33,966
523	Techne Corp.	33,378
1,194	VCA Antech, Inc.*	30,543
		498,554
	Industrials - 3.4%
1,171	Copart, Inc.*	41,348
595	Lincoln Electric Holdings, Inc.	25,216
		66,564
	Information Technology - 35.2%
1,225	ANSYS, Inc.*	38,293
1,833	ASML Holding NV (Netherlands)*	47,676
5,406	Brocade Communications Systems, Inc.*	42,491
1,242	Cree, Inc.*	39,818
533	Equinix, Inc.*	43,562
1,097	F5 Networks, Inc.*	40,721
1,009	NetEase.com, Inc. ADR (China)*	44,457
3,699	Nuance Communications, Inc.*	48,827
5,883	ON Semiconductor Corp.*	42,946
1,417	Rovi Corp.*	37,069
3,167	SanDisk Corp.*	56,436
537	Sohu.com, Inc.*	32,848
2,018	Synopsys, Inc.*	40,320
3,889	Telefonaktiebolaget LM Ericsson ADR (Sweden)*	37,801
5,540	Tellabs, Inc.*	32,132
1,671	Trimble Navigation Ltd.*	39,619
1,019	Varian Semiconductor Equipment Associates, Inc.*	32,649
		697,665
	Materials - 2.6%
832	Randgold Resources Ltd. ADR (Channel Islands)	51,684

	Telecommunication Services - 3.5%
1,085	Leap Wireless International, Inc.*	25,986
1,629	SBA Communications Corp., Class A*	42,501
		68,487
	Total Investments (Cost $1,894,957)(a)-100.1%	1,979,848
	Liabilities in excess of other assets-(0.1%)	(1,032)
	Net Assets-100.0%	$1,978,816

ADR	American Depositary Receipt

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $1,910,238. The net unrealized appreciation was $69,610 which consisted of aggregate gross unrealized appreciation of $226,023 and aggregate gross unrealized depreciation of $156,413.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 15.6%
115,000	Amazon.com, Inc.*	$9,862,400
65,037	Apollo Group, Inc., Class A*	4,490,154
136,740	Bed Bath & Beyond, Inc.*	4,751,715
109,508	Best Buy Co., Inc.	4,092,314
90,516	Kohl’s Corp.*	4,394,552
228,221	Target Corp.	9,955,000
130,250	TJX Cos., Inc. (The)	4,718,958
111,001	Yum! Brands, Inc.	3,936,095
		46,201,188
	Consumer Staples - 9.9%
135,990	Colgate-Palmolive Co.	9,851,116
300,964	CVS Caremark Corp.	10,076,275
301,071	Walgreen Co.	9,348,254
		29,275,645
	Energy - 1.2%
89,870	XTO Energy, Inc.	3,615,470

	Financials - 4.4%
218,404	Charles Schwab Corp. (The)	3,902,879
57,507	Franklin Resources, Inc.	5,099,721
225,581	TD Ameritrade Holding Corp.*	4,182,272
		13,184,872
	Health Care - 17.6%
87,108	Allergan, Inc.	4,654,180
175,203	Baxter International, Inc.	9,876,193
56,802	Becton, Dickinson and Co.	3,700,650
74,227	Biogen Idec, Inc.*	3,529,494
53,765	C.R. Bard, Inc.	3,955,491
60,014	Express Scripts, Inc.*	4,203,381
208,100	Gilead Sciences, Inc.*	10,182,333
83,766	Medco Health Solutions, Inc.*	4,427,871
73,604	Quest Diagnostics, Inc.	4,020,250
98,507	St. Jude Medical, Inc.*	3,714,699
		52,264,542
	Industrials - 8.0%
157,072	3M Co.	11,076,718
75,642	C.H. Robinson Worldwide, Inc.	4,124,758
63,697	Danaher Corp.	3,900,804
93,349	ITT Corp.	4,611,441
		23,713,721
	Information Technology - 36.3%
128,426	Accenture Ltd., Class A (Bermuda)	4,503,900
136,409	Adobe Systems, Inc.*	4,422,380
66,044	Apple, Inc.*	10,790,929
101,124	Automatic Data Processing, Inc.	3,766,869
484,810	Cisco Systems, Inc.*	10,670,668
152,594	Cognizant Technology Solutions Corp., Class A*	4,515,256
261,494	Corning, Inc.	4,445,398
327,133	EMC Corp.*	4,926,623
21,495	Google, Inc., Class A*	9,523,360
570,541	Intel Corp.	10,982,914
141,204	Intuit, Inc.*	4,193,759
457,825	Oracle Corp.	10,131,667
140,445	Paychex, Inc.	3,721,793
220,027	SAIC, Inc.*	3,980,288
198,128	Texas Instruments, Inc.	4,764,978
132,459	Visa, Inc., Class A	8,670,766
218,022	Western Union Co. (The)	3,811,025
		107,822,573
	Materials - 7.0%
102,921	Ecolab, Inc.	4,272,251
109,171	Monsanto Co.	9,170,364
78,653	Newmont Mining Corp.	3,252,302
52,502	Praxair, Inc.	4,104,606
		20,799,523
	Total Common Stocks (Cost $273,546,083)	296,877,534

	Money Market Fund - 0.0%
126,559	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $126,559)	126,559

	Total Investments (Cost $273,672,642)(a)-100.0%	297,004,093
	Liabilities in excess of other assets-(0.0%)	(54,526)
	Net Assets-100.0%	$296,949,567

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $275,007,436. The net unrealized appreciation was $21,996,657 which consisted of aggregate gross unrealized appreciation of $31,556,473 and aggregate gross unrealized depreciation of $9,559,816.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 16.8%
7,326	Amazon.com, Inc.*	$628,278
4,143	Apollo Group, Inc., Class A*	286,033
8,711	Bed Bath & Beyond, Inc.*	302,707
6,976	Best Buy Co., Inc.	260,693
41,493	Comcast Corp., Class A	616,586
13,719	Gap, Inc. (The)	223,894
24,670	Home Depot, Inc. (The)	639,940
5,766	Kohl’s Corp.*	279,939
12,881	Lowe’s Cos., Inc.	289,307
9,686	McDonald’s Corp.	533,311
8,138	McGraw-Hill Cos., Inc. (The)	255,126
8,029	Omnicom Group, Inc.	272,986
6,230	Target Corp.	271,753
8,298	TJX Cos., Inc. (The)	300,636
11,045	Viacom, Inc., Class B*	255,802
23,590	Walt Disney Co. (The)	592,581
7,071	Yum! Brands, Inc.	250,738
		6,260,310
	Consumer Staples - 14.0%
8,898	Archer-Daniels-Midland Co.	268,008
14,698	Coca-Cola Enterprises, Inc.	276,175
3,713	Colgate-Palmolive Co.	268,970
13,172	ConAgra Foods, Inc.	258,566
6,952	Hershey Co. (The)	277,732
5,661	Kellogg Co.	268,898
4,719	Kimberly-Clark Corp.	275,826
9,379	Kraft Foods, Inc., Class A	265,801
10,740	Kroger Co. (The)	229,621
3,584	Lorillard, Inc.	264,212
5,566	Molson Coors Brewing Co., Class B	251,639
13,399	Philip Morris International, Inc.	624,393
11,000	Procter & Gamble Co. (The)	610,610
6,127	Reynolds American, Inc.	266,586
12,086	Safeway, Inc.	228,788
11,487	Wal-Mart Stores, Inc.	572,972
		5,208,797
	Energy - 2.2%
8,239	Exxon Mobil Corp.	579,943
5,725	XTO Energy, Inc.	230,317
		810,260
	Financials - 6.9%
5,566	ACE Ltd.	273,068
13,913	Charles Schwab Corp. (The)	248,625
6,176	Chubb Corp. (The)	285,208
3,663	Franklin Resources, Inc.	324,835
3,952	Goldman Sachs Group, Inc. (The)	645,361
9,052	Loews Corp.	271,741
15,181	Progressive Corp. (The)*	236,520
14,370	TD Ameritrade Holding Corp.*	266,420
		2,551,778
	Health Care - 21.1%
12,680	Abbott Laboratories	570,473
5,549	Allergan, Inc.	296,483
11,440	Amgen, Inc.*	712,826
4,783	Baxter International, Inc.	269,618
3,618	Becton, Dickinson and Co.	235,713
4,728	Biogen Idec, Inc.*	224,816
28,683	Bristol-Myers Squibb Co.	623,569
3,425	C.R. Bard, Inc.	251,977
6,850	Cardinal Health, Inc.	228,105
3,823	Express Scripts, Inc.*	267,763
13,256	Gilead Sciences, Inc.*	648,616
10,358	Johnson & Johnson	630,699
5,336	Medco Health Solutions, Inc.*	282,061
37,614	Pfizer, Inc.	599,191
4,689	Quest Diagnostics, Inc.	256,113
23,417	Schering-Plough Corp.	620,785
9,206	UnitedHealth Group, Inc.	258,320
5,258	WellPoint, Inc.*	276,781
12,736	Wyeth	592,861
		7,846,770
	Industrials - 8.3%
10,006	3M Co.	705,623
4,819	C.H. Robinson Worldwide, Inc.	262,780
4,058	Danaher Corp.	248,512
5,946	ITT Corp.	293,732
3,331	L-3 Communications Holdings, Inc.	251,491
2,928	Lockheed Martin Corp.	218,897
5,485	Raytheon Co.	257,521
8,869	Tyco International Ltd. (Switzerland)	268,021
10,860	United Technologies Corp.	591,544
		3,098,121
	Information Technology - 21.2%
8,181	Accenture Ltd., Class A (Bermuda)	286,908
4,207	Apple, Inc.*	687,382
6,442	Automatic Data Processing, Inc.	239,964
14,033	CA, Inc.	296,658
30,885	Cisco Systems, Inc.*	679,779
16,658	Corning, Inc.	283,186
20,840	EMC Corp.*	313,850
1,370	Google, Inc., Class A*	606,978
36,346	Intel Corp.	699,660
5,376	International Business Machines Corp.	633,992
8,996	Intuit, Inc.*	267,181
27,351	Microsoft Corp.	643,296
29,166	Oracle Corp.	645,444
14,017	SAIC, Inc.*	253,568
15,707	Symantec Corp.*	234,506
12,622	Texas Instruments, Inc.	303,559
8,438	Visa, Inc., Class A	552,351
13,890	Western Union Co. (The)	242,797
		7,871,059
	Materials - 2.7%
3,780	Air Products & Chemicals, Inc.	281,988
6,556	Ecolab, Inc.	272,140
5,010	Newmont Mining Corp.	207,163
3,345	Praxair, Inc.	261,512
		1,022,803
	Telecommunication Services - 3.8%
23,048	AT&T, Inc.	604,549
47,547	Sprint Nextel Corp.*	190,188
19,527	Verizon Communications, Inc.	626,231
		1,420,968
	Utilities - 2.9%
6,670	PG&E Corp.	269,268

7,683	Public Service Enterprise Group, Inc.	$249,313
5,360	Sempra Energy	281,025
14,278	Xcel Energy, Inc.	284,703
		1,084,309
	Total Common Stocks (Cost $36,037,877)	37,175,175

	Money Market Fund - 0.1%
22,401	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $22,401)	22,401

	Total Investments (Cost $36,060,278)(a)-100.0%	37,197,576
	Other assets less liabilities-0.0%	2,108
	Net Assets-100.0%	$37,199,684

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $36,312,512. The net unrealized appreciation was $885,064 which consisted of aggregate gross unrealized appreciation of $2,528,656 and aggregate gross unrealized depreciation of $1,643,592.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 9.5%
645,090	Comcast Corp., Class A	$9,586,037
124,819	Omnicom Group, Inc.	4,243,846
171,715	Viacom, Inc., Class B*	3,976,920
366,758	Walt Disney Co. (The)	9,212,961
		27,019,764
	Consumer Staples - 20.8%
222,759	Altria Group, Inc.	3,904,965
138,335	Archer-Daniels-Midland Co.	4,166,650
228,508	Coca-Cola Enterprises, Inc.	4,293,665
204,783	ConAgra Foods, Inc.	4,019,890
104,071	H.J. Heinz Co.	4,002,571
73,366	Kimberly-Clark Corp.	4,288,243
340,209	Kraft Foods, Inc., Class A	9,641,523
166,972	Kroger Co. (The)	3,569,861
86,541	Molson Coors Brewing Co., Class B	3,912,519
208,323	Philip Morris International, Inc.	9,707,852
95,245	Reynolds American, Inc.	4,144,110
187,904	Safeway, Inc.	3,557,023
		59,208,872
	Energy - 4.5%
128,087	Exxon Mobil Corp.	9,016,044
47,898	Transocean Ltd.*	3,816,992
		12,833,036
	Financials - 10.8%
86,541	ACE Ltd.	4,245,701
96,015	Chubb Corp. (The)	4,433,973
61,444	Goldman Sachs Group, Inc. (The)	10,033,805
140,736	Loews Corp.	4,224,895
236,016	Progressive Corp. (The)*	3,677,129
93,628	Travelers Cos., Inc. (The)	4,032,558
		30,648,061
	Health Care - 27.0%
142,156	Aetna, Inc.	3,833,947
445,926	Bristol-Myers Squibb Co.	9,694,431
106,487	Cardinal Health, Inc.	3,546,017
256,953	Eli Lilly & Co.	8,965,090
161,038	Johnson & Johnson	9,805,604
92,515	McKesson Corp.	4,732,142
322,077	Merck & Co., Inc.	9,665,531
584,784	Pfizer, Inc.	9,315,609
143,118	UnitedHealth Group, Inc.	4,015,891
81,746	WellPoint, Inc.*	4,303,110
198,013	Wyeth	9,217,505
		77,094,877
	Industrials - 10.3%
119,866	CSX Corp.	4,809,024
66,907	General Dynamics Corp.	3,705,979
114,805	Honeywell International, Inc.	3,983,734
51,789	L-3 Communications Holdings, Inc.	3,910,069
168,843	United Technologies Corp.	9,196,878
137,984	Waste Management, Inc.	3,878,730
		29,484,414
	Information Technology - 1.6%
328,753	Dell, Inc.*	4,398,715

	Materials - 1.5%
58,766	Air Products & Chemicals, Inc.	4,383,944

	Telecommunication Services - 6.7%
358,324	AT&T, Inc.	9,398,838
303,583	Verizon Communications, Inc.	9,735,907
		19,134,745
	Utilities - 7.3%
119,752	Dominion Resources, Inc.	4,047,618
103,702	PG&E Corp.	4,186,450
119,453	Public Service Enterprise Group, Inc.	3,876,250
83,340	Sempra Energy	4,369,516
221,979	Xcel Energy, Inc.	4,426,261
		20,906,095
	Total Common Stocks (Cost $276,367,561)	285,112,523

	Money Market Fund - 0.1%
158,769	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $158,769)	158,769

	Total Investments (Cost $276,526,330)(a)-100.1%	285,271,292
	Liabilities in excess of other assets-(0.1%)	(164,596)
	Net Assets-100.0%	$285,106,696

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $283,018,920. The net unrealized appreciation was $2,252,372 which consisted of aggregate gross unrealized appreciation of $25,266,706 and aggregate gross unrealized depreciation of $23,014,334.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Consumer Discretionary - 25.0%
22,389	Aaron’s, Inc.	$615,026
96,250	Advance Auto Parts, Inc.	4,449,637
30,867	Carter’s, Inc.*	874,771
9,212	Chipotle Mexican Grill, Inc., Class A*	864,362
47,429	Corinthian Colleges, Inc.*	732,304
16,741	DeVry, Inc.	832,697
16,313	Dollar Tree, Inc.*	752,356
135,429	Family Dollar Stores, Inc.	4,255,179
164,311	GameStop Corp., Class A*	3,596,768
28,245	Guess?, Inc.	821,082
31,087	Interactive Data Corp.	707,229
7,951	ITT Educational Services, Inc.*	774,030
23,049	John Wiley & Sons, Inc., Class A	735,033
21,983	Marvel Entertainment, Inc.*	869,647
18,492	Netflix, Inc.*	812,538
13,708	Panera Bread Co., Class A*	753,392
76,184	Polo Ralph Lauren Corp.	4,803,401
104,702	Ross Stores, Inc.	4,616,311
102,573	Sally Beauty Holdings, Inc.*	715,960
3,958	Strayer Education, Inc.	840,600
19,002	Tractor Supply Co.*	911,526
		34,333,849
	Consumer Staples - 1.1%
31,371	Alberto-Culver Co.	803,725
15,839	Lancaster Colony Corp.	721,308
		1,525,033
	Energy - 3.1%
98,517	FMC Technologies, Inc.*	4,285,489

	Financials - 2.1%
37,833	Brown & Brown, Inc.	725,637
17,316	Capitol Federal Financial	637,748
42,365	Knight Capital Group, Inc., Class A*	786,718
30,516	Tower Group, Inc.	761,985
		2,912,088
	Health Care - 23.4%
70,340	Cerner Corp.*	4,577,727
140,139	DENTSPLY International, Inc.	4,673,636
12,938	Dionex Corp.*	852,744
11,427	Edwards Lifesciences Corp.*	747,440
23,524	Emergency Medical Services Corp., Class A*	920,729
118,838	Hospira, Inc.*	4,566,944
111,667	Illumina, Inc.*	4,035,645
48,446	Immucor, Inc.*	807,110
67,261	Laboratory Corp. of America Holdings*	4,519,267
11,598	Millipore Corp.*	807,221
12,099	Techne Corp.	772,158
114,661	Varian Medical Systems, Inc.*	4,044,093
24,098	Watson Pharmaceuticals, Inc.*	836,924
		32,161,638
	Industrials - 16.1%
22,856	Aecom Technology Corp.*	740,534
50,129	Dun & Bradstreet Corp. (The)	3,608,787
87,274	Fluor Corp.	4,608,067
46,458	Heartland Express, Inc.	715,453
150,469	Iron Mountain, Inc.*	4,395,200
41,097	Knight Transportation, Inc.	745,500
96,655	Rockwell Collins, Inc.	4,078,841
43,638	Rollins, Inc.	799,885
43,107	Timken Co. (The)	878,521
18,598	TransDigm Group, Inc.*	712,117
15,169	URS Corp.*	767,551
		22,050,456
	Information Technology - 29.3%
35,093	ADTRAN, Inc.	847,847
240,897	Altera Corp.	4,502,365
122,796	Amphenol Corp., Class A	4,095,247
120,216	BMC Software, Inc.*	4,090,950
19,120	Digital River, Inc.*	675,892
113,703	Dolby Laboratories, Inc., Class A*	4,733,456
13,787	FactSet Research Systems, Inc.	781,723
20,287	Global Payments, Inc.	858,140
25,127	Hewitt Associates, Inc., Class A*	752,051
20,315	Hittite Microwave Corp.*	713,463
44,659	Informatica Corp.*	821,279
93,127	Jabil Circuit, Inc.	853,043
39,680	Jack Henry & Associates, Inc.	851,930
104,545	McAfee, Inc.*	4,660,616
27,949	MICROS Systems, Inc.*	765,523
36,381	NeuStar, Inc., Class A*	825,121
175,355	Novell, Inc.*	803,126
56,428	Quest Software, Inc.*	831,749
36,593	Red Hat, Inc.*	835,418
22,419	Sybase, Inc.*	802,600
37,425	Synopsys, Inc.*	747,752
25,356	Syntel, Inc.	1,003,590
197,717	Xilinx, Inc.	4,288,482
		40,141,363
	Total Common Stocks (Cost $129,412,860)	137,409,916

	Money Market Fund - 0.0%
56,717	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $56,717)	56,717

	Total Investments (Cost $129,469,577)(a)-100.1%	137,466,633
	Liabilities in excess of other assets-(0.1%)	(130,746)
	Net Assets-100.0%	$137,335,887

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $129,501,082. The net unrealized appreciation was $7,965,551 which consisted of aggregate gross unrealized appreciation of $14,949,276 and aggregate gross unrealized depreciation of $6,983,725.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 23.1%
1,604	Aaron’s, Inc.	$44,062
6,671	Advance Auto Parts, Inc.	308,400
2,114	Barnes & Noble, Inc.	48,685
2,918	Brinker International, Inc.	48,556
2,209	Carter’s, Inc.*	62,603
7,855	Darden Restaurants, Inc.	254,424
1,199	DeVry, Inc.	59,638
9,386	Family Dollar Stores, Inc.	294,908
13,607	Garmin Ltd.	376,370
8,486	Genuine Parts Co.	300,574
2,023	Guess?, Inc.	58,809
19,460	H&R Block, Inc.	324,787
3,044	Hillenbrand, Inc.	55,157
2,228	Interactive Data Corp.	50,687
569	ITT Educational Services, Inc.*	55,392
1,653	John Wiley & Sons, Inc., Class A	52,714
1,574	Marvel Entertainment, Inc.*	62,267
18,201	Mattel, Inc.	319,974
1,325	Netflix, Inc.*	58,221
2,566	PetSmart, Inc.	57,401
5,279	Polo Ralph Lauren Corp.	332,841
3,887	RadioShack Corp.	60,287
2,675	Rent-A-Center, Inc.*	55,533
7,255	Ross Stores, Inc.	319,873
7,307	Sally Beauty Holdings, Inc.*	51,003
10,242	Scripps Networks Interactive, Inc., Class A	330,612
5,381	Sherwin-Williams Co. (The)	310,753
283	Strayer Education, Inc.	60,104
1,361	Tractor Supply Co.*	65,287
2,148	Tupperware Brands Corp.	73,182
		4,553,104
	Consumer Staples - 7.9%
2,248	Alberto-Culver Co.	57,594
6,479	Brown-Forman Corp., Class B	284,752
2,070	Casey’s General Stores, Inc.	56,780
2,779	Dean Foods Co.*	58,887
6,386	Del Monte Foods Co.	61,689
1,788	Herbalife Ltd. (Cayman Islands)	61,525
8,178	Hormel Foods Corp.	293,672
1,134	Lancaster Colony Corp.	51,642
8,646	Pepsi Bottling Group, Inc. (The)	293,532
31,603	Sara Lee Corp.	336,256
		1,556,329
	Energy - 3.7%
7,306	ENSCO International, Inc.	276,824
6,826	FMC Technologies, Inc.*	296,931
967	NuStar Energy LP	54,375
684	SEACOR Holdings, Inc.*	54,364
1,231	World Fuel Services Corp.	53,992
		736,486
	Financials - 3.6%
2,439	American Financial Group, Inc.	59,487
2,262	Aspen Insurance Holdings Ltd. (Bermuda)	56,256
2,709	Brown & Brown, Inc.	51,959
1,241	Capitol Federal Financial	45,706
2,289	First American Corp. (The)	67,640
2,116	HCC Insurance Holdings, Inc.	53,112
2,186	Tower Group, Inc.	54,584
16,605	Unum Group	311,676
		700,420
	Health Care - 16.6%
1,810	AMERIGROUP Corp.*	44,671
15,316	AmerisourceBergen Corp.	302,031
964	Beckman Coulter, Inc.	60,722
4,873	Cephalon, Inc.*	285,801
6,298	DaVita, Inc.*	313,011
927	Dionex Corp.*	61,099
818	Edwards Lifesciences Corp.*	53,505
1,685	Emergency Medical Services Corp., Class A*	65,951
11,993	Forest Laboratories, Inc.*	309,779
8,942	Health Management Associates, Inc., Class A*	53,920
8,235	Hospira, Inc.*	316,471
9,068	Humana, Inc.*	297,884
3,471	Immucor, Inc.*	57,827
4,661	Laboratory Corp. of America Holdings*	313,173
1,290	MEDNAX, Inc.*	59,791
734	Mettler-Toledo International, Inc.*	61,700
831	Millipore Corp.*	57,838
1,933	Omnicare, Inc.	46,141
3,338	Sepracor, Inc.*	57,914
867	Techne Corp.	55,332
6,559	Waters Corp.*	329,590
1,727	Watson Pharmaceuticals, Inc.*	59,979
		3,264,130
	Industrials - 11.3%
1,637	Aecom Technology Corp.*	53,039
1,964	Brink’s Co. (The)	53,323
2,243	Cintas Corp.	56,479
8,657	Cooper Industries Ltd., Class A	285,248
2,325	EMCOR Group, Inc.*	56,079
1,919	Equifax, Inc.	49,990
5,853	Goodrich Corp.	300,610
3,327	Heartland Express, Inc.	51,236
1,573	Hubbell, Inc., Class B	58,704
10,426	Iron Mountain, Inc.*	304,543
2,945	Knight Transportation, Inc.	53,422
12,418	Pitney Bowes, Inc.	256,432
6,698	Rockwell Collins, Inc.	282,656
3,126	Rollins, Inc.	57,299
1,703	Thomas & Betts Corp.*	45,368
3,089	Timken Co. (The)	62,954
1,332	TransDigm Group, Inc.*	51,002
1,086	URS Corp.*	54,952
1,377	Watson Wyatt Worldwide, Inc., Class A	51,417
1,954	WESCO International, Inc.*	48,244
		2,232,997
	Information Technology - 23.3%
12,017	3Com Corp.*	45,304
2,514	ADTRAN, Inc.	60,738
6,322	Affiliated Computer Services, Inc., Class A*	299,726

8,509	Amphenol Corp., Class A	$283,775
2,270	Avnet, Inc.*	55,388
5,629	AVX Corp.	61,863
8,332	BMC Software, Inc.*	283,538
3,154	Broadridge Financial Solutions, Inc.	54,470
6,691	Computer Sciences Corp.*	322,305
1,370	Digital River, Inc.*	48,430
7,879	Dolby Laboratories, Inc., Class A*	328,003
1,364	DST Systems, Inc.*	60,466
987	FactSet Research Systems, Inc.	55,963
2,712	Fidelity National Information Services, Inc.	63,515
6,707	Fiserv, Inc.*	317,979
9,141	Harris Corp.	286,205
1,801	Hewitt Associates, Inc., Class A*	53,904
1,456	Hittite Microwave Corp.*	51,135
3,199	Informatica Corp.*	58,830
3,162	Ingram Micro, Inc., Class A*	53,185
6,671	Jabil Circuit, Inc.	61,106
2,844	Jack Henry & Associates, Inc.	61,061
1,798	Lender Processing Services, Inc.	61,456
7,242	McAfee, Inc.*	322,848
2,000	MICROS Systems, Inc.*	54,780
2,605	NeuStar, Inc., Class A*	59,081
12,557	Novell, Inc.*	57,511
3,824	Perot Systems Corp., Class A*	61,108
4,018	Quest Software, Inc.*	59,225
2,618	Red Hat, Inc.*	59,769
1,606	Sybase, Inc.*	57,495
2,681	Synopsys, Inc.*	53,566
1,818	Syntel, Inc.	71,956
2,418	Teradata Corp.*	59,410
11,433	Western Digital Corp.*	345,848
13,699	Xilinx, Inc.	297,131
		4,588,073
	Materials - 6.5%
1,685	AptarGroup, Inc.	58,840
1,313	Ball Corp.	63,497
2,082	Bemis Co., Inc.	54,798
1,637	International Flavors & Fragrances, Inc.	57,721
9,924	Owens-Illinois, Inc.*	336,820
3,170	Packaging Corp. of America	62,354
2,332	Pactiv Corp.*	58,720
1,361	Rock-Tenn Co., Class A	61,191
2,611	Sealed Air Corp.	48,016
2,279	Sensient Technologies Corp.	57,408
5,863	Sigma-Aldrich Corp.	297,547
1,180	Silgan Holdings, Inc.	59,307
2,286	Valspar Corp. (The)	57,881
		1,274,100
	Telecommunication Services - 1.5%
65,164	Qwest Communications International, Inc.	251,533
1,258	United States Cellular Corp.*	45,062
		296,595
	Utilities - 2.5%
9,392	DTE Energy Co.	323,648
1,570	New Jersey Resources Corp.	60,602
1,737	NSTAR	55,758
2,167	UGI Corp.	57,295
		497,303
	Total Common Stocks and Other Equity Interests (Cost $17,695,786)	19,699,537

	Money Market Fund - 0.2%
26,535	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $26,535)	26,535

	Total Investments (Cost $17,722,321)(a)-100.2%	19,726,072
	Liabilities in excess of other assets-(0.2%)	(33,232)
	Net Assets-100.0%	$19,692,840

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $17,756,867. The net unrealized appreciation was $1,969,205 which consisted of aggregate gross unrealized appreciation of $2,410,227 and aggregate gross unrealized depreciation of $441,022.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.3%
8,881	Barnes & Noble, Inc.	$204,529
12,261	Brinker International, Inc.	204,023
59,078	Garmin Ltd.	1,634,097
36,844	Genuine Parts Co.	1,305,015
8,636	Hasbro, Inc.	228,854
12,788	Hillenbrand, Inc.	231,719
16,330	RadioShack Corp.	253,278
11,238	Rent-A-Center, Inc.*	233,301
23,363	Sherwin-Williams Co. (The)	1,349,213
9,024	Tupperware Brands Corp.	307,448
		5,951,477
	Consumer Staples - 11.5%
11,673	Dean Foods Co.*	247,351
26,827	Del Monte Foods Co.	259,149
7,513	Herbalife Ltd. (Cayman Islands)	258,522
35,512	Hormel Foods Corp.	1,275,236
37,543	Pepsi Bottling Group, Inc. (The)	1,274,585
137,214	Sara Lee Corp.	1,459,957
		4,774,800
	Energy - 7.8%
31,719	ENSCO International, Inc.	1,201,833
68,991	Nabors Industries Ltd. (Bermuda)*	1,174,227
4,062	NuStar Energy LP	228,406
2,872	SEACOR Holdings, Inc.*	228,267
4,604	Tidewater, Inc.	207,180
5,171	World Fuel Services Corp.	226,800
		3,266,713
	Financials - 10.4%
10,245	American Financial Group, Inc.	249,876
9,503	Aspen Insurance Holdings Ltd. (Bermuda)	236,340
88,490	Fidelity National Financial, Inc., Class A	1,269,831
9,616	First American Corp. (The)	284,153
8,889	HCC Insurance Holdings, Inc.	223,114
8,830	IPC Holdings Ltd.	255,540
20,207	OneBeacon Insurance Group Ltd., Class A	228,339
7,074	StanCorp Financial Group, Inc.	243,487
72,095	Unum Group	1,353,223
		4,343,903
	Health Care - 12.0%
66,499	AmerisourceBergen Corp.	1,311,360
27,346	DaVita, Inc.*	1,359,096
52,070	Forest Laboratories, Inc.*	1,344,968
37,774	Health Management Associates, Inc., Class A*	227,777
5,419	MEDNAX, Inc.*	251,171
14,023	Sepracor, Inc.*	243,299
16,675	Warner Chilcott Ltd., Class A*	251,793
		4,989,464
	Industrials - 13.7%
8,253	Brink’s Co. (The)	224,069
52,965	Cintas Corp.	1,333,659
37,589	Cooper Industries Ltd., Class A	1,238,557
9,767	EMCOR Group, Inc.*	235,580
8,062	Equifax, Inc.	210,015
6,608	Hubbell, Inc., Class B	246,610
11,914	KBR, Inc.	252,458
53,914	Pitney Bowes, Inc.	1,113,324
4,779	SPX Corp.	252,427
6,677	Teledyne Technologies, Inc.*	218,538
7,154	Thomas & Betts Corp.*	190,583
8,210	WESCO International, Inc.*	202,705
		5,718,525
	Information Technology - 12.9%
9,538	Avnet, Inc.*	232,727
29,055	Computer Sciences Corp.*	1,399,579
23,724	Convergys Corp.*	254,084
5,729	DST Systems, Inc.*	253,967
11,394	Fidelity National Information Services, Inc.	266,848
39,694	Harris Corp.	1,242,819
13,283	Ingram Micro, Inc., Class A*	223,420
49,640	Western Digital Corp.*	1,501,610
		5,375,054
	Materials - 8.1%
5,514	Ball Corp.	266,657
8,747	Bemis Co., Inc.	230,221
9,338	Crown Holdings, Inc.*	234,384
5,295	Eastman Chemical Co.	262,950
43,090	Owens-Illinois, Inc.*	1,462,474
10,966	Sealed Air Corp.	201,665
9,574	Sensient Technologies Corp.	241,169
9,009	Sonoco Products Co.	238,558
9,603	Valspar Corp. (The)	243,148
		3,381,226
	Telecommunication Services - 3.6%
282,924	Qwest Communications International, Inc.	1,092,087
5,285	United States Cellular Corp.*	189,309
26,093	Windstream Corp.	228,835
		1,510,231
	Utilities - 5.7%
40,783	DTE Energy Co.	1,405,382
5,896	Energen Corp.	243,623
6,597	New Jersey Resources Corp.	254,644
7,297	NSTAR	234,234
9,103	UGI Corp.	240,683
		2,378,566
	Total Common Stocks and Other Equity Interests (Cost $40,386,406)	41,689,959

	Money Market Fund - 0.1%
38,300	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,300)	38,300

	Total Investments (Cost $40,424,706)(a)-100.1%	41,728,259
	Liabilities in excess of other assets-(0.1%)	(36,041)
	Net Assets-100.0%	$41,692,218

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $40,469,658. The net unrealized appreciation was $1,258,601 which consisted of aggregate gross unrealized appreciation of $3,645,185 and aggregate gross unrealized depreciation of $2,386,584.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 18.0%
3,924	American Public Education, Inc.*	$138,792
8,939	BJ’s Restaurants, Inc.*	143,739
2,793	Blue Nile, Inc.*	129,120
3,611	Buffalo Wild Wings, Inc.*	145,704
13,373	Capella Education Co.*	860,686
40,790	Cheesecake Factory, Inc. (The)*	790,102
4,973	Citi Trends, Inc.*	145,211
33,734	Coldwater Creek, Inc.*	247,607
18,551	Finish Line, Inc. (The), Class A	161,394
7,746	hhgregg, Inc.*	142,139
7,110	Hibbett Sports, Inc.*	130,895
9,756	Isle of Capri Casinos, Inc.*	115,999
36,942	Krispy Kreme Doughnuts, Inc.*	113,042
8,461	Lumber Liquidators, Inc.*	138,930
4,798	Monro Muffler, Inc.	127,579
11,264	Overstock.com, Inc.*	148,347
4,014	P.F. Chang’s China Bistro, Inc.*	136,115
8,768	PetMed Express, Inc.*	162,734
24,279	Smith & Wesson Holding Corp.*	147,131
14,785	Steak N Shake Co. (The)*	151,103
4,710	Steven Madden Ltd.*	151,003
60,010	Texas Roadhouse, Inc., Class A*	667,911
6,534	Universal Electronics, Inc.*	137,933
25,388	Vail Resorts, Inc.*	726,351
		5,959,567
	Energy - 1.7%
67,432	RPC, Inc.	554,291

	Financials - 8.6%
14,134	Bank Mutual Corp.	139,079
73,004	Beneficial Mutual Bancorp, Inc.*	651,926
3,810	First Financial Corp.	123,787
29,743	LaBranche & Co., Inc.*	112,726
12,151	MarketAxess Holdings, Inc.*	127,099
40,838	optionsXpress Holdings, Inc.	737,943
3,554	Piper Jaffray Cos.*	162,986
43,430	Riskmetrics Group, Inc.*	792,163
		2,847,709
	Health Care - 24.7%
58,996	Align Technology, Inc.*	643,646
18,578	Alliance Healthcare Services, Inc.*	91,589
46,007	American Medical Systems Holdings, Inc.*	703,447
106,879	Bruker Corp.*	1,075,203
9,419	Cantel Medical Corp.*	145,806
32,628	Catalyst Health Solutions, Inc.*	841,150
40,910	Cubist Pharmaceuticals, Inc.*	812,882
8,847	Cyberonics, Inc.*	146,949
76,359	ev3, Inc.*	936,925
4,408	Genoptix, Inc.*	138,014
19,855	HMS Holdings Corp.*	762,432
3,545	ICU Medical, Inc.*	138,007
5,148	IPC Hospitalist Co., Inc. (The)*	143,372
5,120	Kensey Nash Corp.*	146,227
5,556	LHC Group, Inc.*	163,069
18,080	Maxygen, Inc.*	144,459
9,364	Merit Medical Systems, Inc.*	171,268
11,549	Noven Pharmaceuticals, Inc.*	190,327
192,265	Tenet Healthcare Corp.*	759,447
		8,154,219
	Industrials - 19.4%
17,301	Allegiant Travel Co.*	749,306
2,050	American Science & Engineering, Inc.	142,987
6,187	Argon ST, Inc.*	118,234
8,841	Beacon Roofing Supply, Inc.*	148,264
18,294	Cubic Corp.	716,393
4,880	Exponent, Inc.*	125,953
42,713	Geo Group, Inc. (The)*	767,980
108,710	GT Solar International, Inc.*	674,002
39,927	Healthcare Services Group, Inc.	745,437
20,009	HEICO Corp.	738,932
6,010	Marten Transport Ltd.*	106,016
6,081	Orion Marine Group, Inc.*	135,971
3,263	Powell Industries, Inc.*	116,326
4,668	Raven Industries, Inc.	133,972
4,913	Stanley, Inc.*	151,026
42,817	Sykes Enterprises, Inc.*	852,058
		6,422,857
	Information Technology - 24.0%
16,541	Acme Packet, Inc.*	166,072
16,393	Applied Micro Circuits Corp.*	141,799
35,608	Art Technology Group, Inc.*	134,954
6,116	AsiaInfo Holdings, Inc.*	117,855
69,445	Cogent, Inc.*	791,673
6,557	EMS Technologies, Inc*	144,254
5,891	FEI Co.*	144,330
5,533	Forrester Research, Inc.*	124,880
19,048	Internet Brands, Inc., Class A*	143,051
31,297	j2 Global Communications, Inc.*	750,815
17,441	Micrel, Inc.	136,389
6,694	Multi-Fineline Electronix, Inc.*	152,556
5,095	NCI, Inc., Class A*	161,461
6,967	OSI Systems, Inc.*	138,016
4,830	Pegasystems, Inc.	136,689
14,584	RightNow Technologies, Inc.*	175,591
43,376	Semtech Corp.*	798,118
3,842	SPSS, Inc.*	190,102
16,351	Successfactors, Inc.*	172,503
5,234	Supertex, Inc.*	120,644
10,559	Synchronoss Technologies, Inc.*	125,441
60,531	TeleTech Holdings, Inc.*	1,012,078
25,485	Terremark Worldwide, Inc.*	158,772
5,448	Tessera Technologies, Inc.*	153,034
63,160	ValueClick, Inc.*	726,340
28,063	Wright Express Corp.*	793,622
11,569	Zoran Corp.*	133,275
		7,944,314
	Materials - 0.5%
5,315	Balchem Corp.	147,491

	Telecommunication Services - 3.1%
7,074	iPCS, Inc.*	127,403
24,066	Neutral Tandem, Inc.*	746,046
6,638	Shenandoah Telecommunications Co.	135,149
		1,008,598
	Total Investments (Cost $29,538,188)(a)-100.0%	33,039,046
	Liabilities in excess of other assets-(0.0%)	(336)
	Net Assets-100.0%	$33,038,710

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $29,575,085. The net unrealized appreciation was $3,463,961 which consisted of aggregate gross unrealized appreciation of $4,281,851 and aggregate gross unrealized depreciation of $817,890.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.0%
1,107	Ascent Media Corp., Class A*	$30,686
13,103	Cabela’s, Inc.*	212,400
3,336	Capella Education Co.*	214,705
1,664	Cato Corp. (The), Class A	33,080
996	CEC Entertainment, Inc.*	29,053
10,178	Cheesecake Factory, Inc. (The)*	197,148
1,242	Citi Trends, Inc.*	36,266
1,019	Cracker Barrel Old Country Store, Inc.	29,408
11,000	Dress Barn, Inc.*	171,490
4,634	Finish Line, Inc. (The), Class A	40,316
2,496	Fred’s, Inc., Class A	33,646
1,242	Genesco, Inc.*	26,976
1,935	hhgregg, Inc.*	35,507
10,756	Iconix Brand Group, Inc.*	188,445
2,437	Isle of Capri Casinos, Inc.*	28,976
846	Jos. A. Bank Clothiers, Inc.*	30,955
2,478	Maidenform Brands, Inc.*	34,271
5,345	Mediacom Communications Corp., Class A*	25,603
1,199	Monro Muffler, Inc.	31,881
2,337	NutriSystem, Inc.	33,256
1,003	P.F. Chang’s China Bistro, Inc.*	34,012
1,182	Papa John’s International, Inc.*	30,035
755	Pre-Paid Legal Services, Inc.*	36,821
9,933	Regis Corp.	135,685
5,181	Ruby Tuesday, Inc.*	38,754
6,065	Smith & Wesson Holding Corp.*	36,754
3,392	Spartan Motors, Inc.	23,744
1,176	Steven Madden Ltd.*	37,703
2,698	Sturm Ruger & Co., Inc.	33,671
15,787	Tempur-Pedic International, Inc.	234,121
938	UniFirst Corp.	36,507
1,632	Universal Electronics, Inc.*	34,452
6,335	Vail Resorts, Inc.*	181,244
25,608	Warner Music Group Corp.*	143,917
10,165	Wet Seal, Inc. (The), Class A*	33,544
		2,535,032
	Consumer Staples - 5.2%
6,726	Alliance One International, Inc.*	27,846
1,159	American Italian Pasta Co., Class A*	36,462
3,250	Central Garden & Pet Co., Class A*	36,692
657	Coca-Cola Bottling Co. Consolidated	37,134
9,816	Fresh Del Monte Produce, Inc.*	210,161
853	J & J Snack Foods Corp.	36,969
12,001	Nu Skin Enterprises, Inc., Class A	216,138
1,607	Pantry, Inc. (The)*	28,203
5,140	Prestige Brands Holdings, Inc.*	33,564
6,392	Revlon, Inc., Class A*	38,735
4,985	Weis Markets, Inc.	164,854
		866,758
	Energy - 2.5%
3,349	CVR Energy, Inc.*	28,600
1,154	Hornbeck Offshore Services, Inc.*	25,134
7,357	NuStar GP Holdings LLC	191,503
16,825	RPC, Inc.	138,302
1,655	Williams Pipeline Partners LP	30,899
		414,438
	Financials - 14.0%
7,116	Advance America Cash Advance Centers, Inc.	39,280
830	American Physicians Capital, Inc.	36,927
1,983	AMERISAFE, Inc.*	32,977
3,346	AmTrust Financial Services, Inc.	40,888
6,210	Argo Group International Holdings Ltd. (Bermuda)*	208,656
830	BancFirst Corp.	29,739
18,215	Beneficial Mutual Bancorp, Inc.*	162,660
2,578	Calamos Asset Management, Inc., Class A	35,473
11,479	CNA Surety Corp.*	180,450
1,163	Community Trust Bancorp, Inc.	31,575
9,146	Delphi Financial Group, Inc., Class A	217,949
3,566	First Financial Bankshares, Inc.	187,821
2,182	First Mercury Financial Corp.	31,530
5,328	GFI Group, Inc.	34,366
5,945	Harleysville Group, Inc.	184,414
870	Infinity Property & Casualty Corp.	36,140
2,015	Life Partners Holdings, Inc.	43,484
3,035	MarketAxess Holdings, Inc.*	31,746
4,332	Meadowbrook Insurance Group, Inc.	34,266
732	Navigators Group, Inc. (The)*	36,095
3,785	Nelnet, Inc., Class A*	54,088
2,566	Ocwen Financial Corp.*	36,566
10,189	optionsXpress Holdings, Inc.	184,115
3,240	Penson Worldwide, Inc.*	37,811
888	Piper Jaffray Cos.*	40,724
3,716	RLI Corp.	184,351
1,292	S.Y. Bancorp, Inc.	31,757
1,026	Safety Insurance Group, Inc.	33,099
1,397	Southside Bancshares, Inc.	31,628
2,498	SWS Group, Inc.	34,372
662	Tompkins Financial Corp.	29,446
3,905	TradeStation Group, Inc.*	29,248
		2,363,641
	Health Care - 19.1%
14,720	Align Technology, Inc.*	160,595
4,641	Alliance Healthcare Services, Inc.*	22,880
11,479	American Medical Systems Holdings, Inc.*	175,514
1,714	AmSurg Corp.*	35,343
26,667	Bruker Corp.*	268,270
2,353	Cantel Medical Corp.*	36,424
8,141	Catalyst Health Solutions, Inc.*	209,875
1,762	Centene Corp.*	34,024
4,551	Chemed Corp.	200,699
2,210	Cyberonics, Inc.*	36,708
2,148	Ensign Group, Inc. (The)	34,411
19,052	ev3, Inc.*	233,768
2,011	Gentiva Health Services, Inc.*	42,794
3,298	Healthspring, Inc.*	41,654
911	HMS Holdings Corp.*	34,982
1,886	Invacare Corp.	38,474
1,286	IPC Hospitalist Co., Inc. (The)*	35,815
1,279	Kensey Nash Corp.*	36,528
555	Landauer, Inc.	37,141
1,389	LHC Group, Inc.*	40,767
5,832	Magellan Health Services, Inc.*	188,724

4,517	Maxygen, Inc.*	$36,091
2,339	Merit Medical Systems, Inc.*	42,780
1,336	Molina Healthcare, Inc.*	30,127
834	National Healthcare Corp.	31,067
2,885	Noven Pharmaceuticals, Inc.*	47,545
3,260	Odyssey HealthCare, Inc.*	37,979
25,055	PDL BioPharma, Inc.	206,203
10,837	PSS World Medical, Inc.*	219,016
1,467	RehabCare Group, Inc.*	35,296
2,263	Res-Care, Inc.*	35,348
8,852	Sirona Dental Systems, Inc.*	230,063
3,455	Sun Healthcare Group, Inc.*	33,617
2,245	Triple-S Management Corp., Class B*	38,367
5,001	Varian, Inc.*	253,851
		3,222,740
	Industrials - 15.7%
1,540	AAON, Inc.	30,199
34,346	AirTran Holdings, Inc.*	248,665
4,316	Allegiant Travel Co.*	186,926
3,677	American Reprographics Co.*	31,806
5,668	APC Customer Services, Inc.*	28,227
2,599	Apogee Enterprises, Inc.	37,893
9,739	Armstrong World Industries, Inc.*	239,579
1,509	Chart Industries, Inc.*	29,063
840	Cubic Corp.	32,894
2,265	Deluxe Corp.	35,447
12,034	DynCorp International, Inc., Class A*	244,411
10,749	EnerSys*	212,723
1,219	Exponent, Inc.*	31,462
3,710	Force Protection, Inc.*	19,181
10,657	Geo Group, Inc. (The)*	191,613
6,087	Hawaiian Holdings, Inc.*	38,896
1,832	Healthcare Services Group, Inc.	34,203
2,251	Herman Miller, Inc.	37,389
2,398	Interline Brands, Inc.*	40,598
1,099	LB Foster Co., Class A*	32,970
1,501	Marten Transport Ltd.*	26,478
762	Michael Baker Corp.*	32,499
7,926	Mueller Industries, Inc.	188,322
1,519	Orion Marine Group, Inc.*	33,965
815	Powell Industries, Inc.*	29,055
3,124	SkyWest, Inc.	39,612
1,873	Sterling Construction Co., Inc.*	29,837
10,683	Sykes Enterprises, Inc.*	212,592
5,654	Toro Co. (The)	195,968
2,284	Tredegar Corp.	33,438
894	United Stationers, Inc.*	41,500
		2,647,411
	Information Technology - 15.2%
4,132	Acme Packet, Inc.*	41,485
2,996	Acxiom Corp.	28,912
8,895	Art Technology Group, Inc.*	33,712
2,325	CSG Systems International, Inc.*	38,781
4,085	EarthLink, Inc.*	34,518
10,911	Euronet Worldwide, Inc.*	229,568
9,906	Fair Isaac Corp.	190,096
4,588	Global Cash Access Holdings, Inc.*	41,292
5,719	infoGROUP, Inc.*	34,428
7,809	j2 Global Communications, Inc.*	187,338
2,148	JDA Software Group, Inc.*	44,270
33,105	Lawson Software, Inc.*	196,644
1,039	Loral Space & Communications, Inc.*	21,746
802	MAXIMUS, Inc.	34,181
1,672	Multi-Fineline Electronix, Inc.*	38,105
1,273	NCI, Inc., Class A*	40,341
1,206	Pegasystems, Inc.	34,130
7,767	Progress Software Corp.*	175,767
4,723	S1 Corp.*	33,486
1,294	ScanSource, Inc.*	36,918
10,822	Semtech Corp.*	199,125
6,265	SonicWALL, Inc.*	47,551
960	SPSS, Inc.*	47,501
1,236	SYNNEX Corp.*	35,127
15,103	TeleTech Holdings, Inc.*	252,522
1,361	Tessera Technologies, Inc.*	38,231
31,489	Vishay Intertechnology, Inc.*	223,887
7,002	Wright Express Corp.*	198,017
		2,557,679
	Materials - 4.3%
1,327	Balchem Corp.	36,824
3,124	Glatfelter	32,333
2,054	Innophos Holdings, Inc.	38,574
1,266	Koppers Holdings, Inc.	35,334
1,912	LSB Industries, Inc.*	33,957
819	Minerals Technologies, Inc.	35,602
3,170	Myers Industries, Inc.	31,193
2,400	NewMarket Corp.	181,560
6,571	OM Group, Inc.*	221,180
1,425	Schweitzer-Mauduit International, Inc.	46,598
762	Stepan Co.	34,122
		727,277
	Telecommunication Services - 3.0%
1,406	Atlantic Tele-Network, Inc.	58,954
1,767	iPCS, Inc.*	31,824
9,745	NTELOS Holdings Corp.	150,950
2,675	Premiere Global Services, Inc.*	25,653
11,648	Syniverse Holdings, Inc.*	204,189
2,864	USA Mobility, Inc.	38,664
		510,234
	Utilities - 6.0%
10,993	Avista Corp.	203,590
772	CH Energy Group, Inc.	38,206
4,103	Northwest Natural Gas Co.	183,158
8,126	NorthWestern Corp.	196,649
5,217	South Jersey Industries, Inc.	192,403
8,380	Southwest Gas Corp.	202,964
		1,016,970
	Total Common Stocks and Other Equity Interests (Cost $15,257,316)	16,862,180

	Money Market Fund - 0.2%
28,288	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,288)	28,288

	Total Investments (Cost $15,285,604)(a)-100.2%	16,890,468
	Liabilities in excess of other assets-(0.2%)	(34,740)
	Net Assets-100.0%	$16,855,728

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $15,313,448. The net unrealized appreciation was $1,577,020 which consisted of aggregate gross unrealized appreciation of $2,062,440 and aggregate gross unrealized depreciation of $485,420.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.9%
109,358	Cabela’s, Inc.*	$1,772,693
13,862	Cato Corp. (The), Class A	275,577
136,852	Cinemark Holdings, Inc.	1,517,689
8,489	Cracker Barrel Old Country Store, Inc.	244,992
91,811	Dress Barn, Inc.*	1,431,333
39,440	Gymboree Corp. (The)*	1,568,923
44,525	Mediacom Communications Corp., Class A*	213,275
85,042	Men’s Wearhouse, Inc. (The)	1,837,758
19,468	NutriSystem, Inc.	277,030
45,746	Polaris Industries, Inc.	1,732,401
82,834	Regis Corp.	1,131,512
7,810	UniFirst Corp.	303,965
213,730	Warner Music Group Corp.*	1,201,163
84,669	Wet Seal, Inc. (The), Class A*	279,408
		13,787,719
	Consumer Staples - 5.0%
56,030	Alliance One International, Inc.*	231,964
9,646	American Italian Pasta Co., Class A*	303,463
27,077	Central Garden & Pet Co., Class A*	305,699
81,926	Fresh Del Monte Produce, Inc.*	1,754,036
18,381	Nu Skin Enterprises, Inc., Class A	331,042
13,389	Pantry, Inc. (The)*	234,977
42,810	Prestige Brands Holdings, Inc.*	279,549
		3,440,730
	Energy - 3.0%
9,615	Hornbeck Offshore Services, Inc.*	209,415
61,401	NuStar GP Holdings LLC	1,598,268
13,783	Williams Pipeline Partners LP	257,328
		2,065,011
	Financials - 21.4%
59,269	Advance America Cash Advance Centers, Inc.	327,165
6,915	American Physicians Capital, Inc.	307,648
16,515	AMERISAFE, Inc.*	274,644
27,869	AmTrust Financial Services, Inc.	340,559
51,832	Argo Group International Holdings Ltd. (Bermuda)*	1,741,555
6,913	BancFirst Corp.	247,693
95,805	CNA Surety Corp.*	1,506,055
18,168	First Mercury Financial Corp.	262,528
8,969	FPIC Insurance Group, Inc.*	308,085
9,105	Harleysville Group, Inc.	282,437
7,245	Infinity Property & Casualty Corp.	300,957
69,873	Investment Technology Group, Inc.*	1,561,662
36,091	Meadowbrook Insurance Group, Inc.	285,480
6,097	Navigators Group, Inc. (The)*	300,643
31,526	Nelnet, Inc., Class A*	450,506
78,773	Northwest Bancorp, Inc.	1,614,059
21,371	Ocwen Financial Corp.*	304,537
26,994	Penson Worldwide, Inc.*	315,020
31,015	RLI Corp.	1,538,654
8,546	Safety Insurance Group, Inc.	275,694
11,637	Southside Bancshares, Inc.	263,462
20,820	SWS Group, Inc.	286,483
5,516	Tompkins Financial Corp.	245,352
55,763	W.P. Carey & Co. LLC	1,513,965
		14,854,843
	Health Care - 8.6%
14,278	AmSurg Corp.*	294,412
14,671	Centene Corp.*	283,297
16,742	Gentiva Health Services, Inc.*	356,270
27,467	Healthspring, Inc.*	346,908
15,707	Invacare Corp.	320,423
48,672	Magellan Health Services, Inc.*	1,575,026
11,140	Molina Healthcare, Inc.*	251,207
18,849	Res-Care, Inc.*	294,422
73,887	Sirona Dental Systems, Inc.*	1,920,323
18,703	Triple-S Management Corp., Class B*	319,634
		5,961,922
	Industrials - 10.6%
30,621	American Reprographics Co.*	264,872
21,648	Apogee Enterprises, Inc.	315,628
81,284	Armstrong World Industries, Inc.*	1,999,586
28,586	Comfort Systems USA, Inc.	336,743
18,862	Deluxe Corp.	295,190
16,464	EnerSys*	325,823
50,705	Hawaiian Holdings, Inc.*	324,005
18,743	Herman Miller, Inc.	311,321
19,978	Interline Brands, Inc.*	338,228
12,140	Mueller Industries, Inc.	288,446
26,020	SkyWest, Inc.	329,934
47,187	Toro Co. (The)	1,635,502
19,024	Tredegar Corp.	278,511
7,448	United Stationers, Inc.*	345,736
		7,389,525
	Information Technology - 11.3%
19,368	CSG Systems International, Inc.*	323,058
34,019	EarthLink, Inc.*	287,461
16,711	Euronet Worldwide, Inc.*	351,599
15,171	Fair Isaac Corp.	291,131
38,210	Global Cash Access Holdings, Inc.*	343,890
47,627	infoGROUP, Inc.*	286,715
17,900	JDA Software Group, Inc.*	368,919
276,305	Lawson Software, Inc.*	1,641,252
64,824	Progress Software Corp.*	1,466,967
10,780	ScanSource, Inc.*	307,553
10,305	SYNNEX Corp.*	292,868
262,814	Vishay Intertechnology, Inc.*	1,868,608
		7,830,021
	Materials - 5.1%
26,020	Glatfelter	269,307
17,107	Innophos Holdings, Inc.	321,269
10,546	Koppers Holdings, Inc.	294,339
15,923	LSB Industries, Inc.*	282,793
6,817	Minerals Technologies, Inc.	296,335
26,406	Myers Industries, Inc.	259,835
54,844	OM Group, Inc.*	1,846,049
		3,569,927
	Telecommunication Services - 5.3%
11,713	Atlantic Tele-Network, Inc.	491,126
81,330	NTELOS Holdings Corp.	1,259,802
22,282	Premiere Global Services, Inc.*	213,684

97,215	Syniverse Holdings, Inc.*	$1,704,179
		3,668,791
	Utilities - 9.8%
6,432	CH Energy Group, Inc.	318,319
34,245	Northwest Natural Gas Co.	1,528,697
67,819	NorthWestern Corp.	1,641,220
43,540	South Jersey Industries, Inc.	1,605,755
69,940	Southwest Gas Corp.	1,693,947
		6,787,938
	Total Common Stocks and Other Equity Interests (Cost $64,394,350)	69,356,427

	Money Market Fund - 0.1%
78,000	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $78,000)	78,000

	Total Investments (Cost $64,472,350)(a)-100.1%	69,434,427
	Liabilities in excess of other assets-(0.1%)	(58,284)
	Net Assets-100.0%	$69,376,143

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $64,581,706. The net unrealized appreciation was $4,852,721 which consisted of aggregate gross unrealized appreciation of $7,555,773 and aggregate gross unrealized depreciation of $2,703,052.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Consumer Discretionary - 11.4%
231	1-800-FLOWERS.COM, Inc., Class A*	$554
160	AFC Enterprises, Inc.*	1,189
145	Airmedia Group, Inc. ADR (China)*	864
160	Ambassadors Group, Inc.	2,478
99	America’s Car-Mart, Inc.*	2,165
112	Ascent Media Corp., Class A*	3,105
181	Audiovox Corp., Class A*	1,428
689	Ballard Power Systems, Inc. (Canada)*	1,282
104	Bidz.Com, Inc.*	448
223	BJ’s Restaurants, Inc.*	3,586
91	Blue Nile, Inc.*	4,207
112	Buffalo Wild Wings, Inc.*	4,519
202	California Pizza Kitchen, Inc.*	3,333
54	Cavco Industries, Inc.*	1,848
131	Charlotte Russe Holding, Inc.*	1,966
970	Charming Shoppes, Inc.*	4,685
78	Cherokee, Inc.	1,583
92	Citi Trends, Inc.*	2,686
571	Coldwater Creek, Inc.*	4,191
140	Conn’s, Inc.*	1,765
68	Core-Mark Holding Co., Inc.*	1,826
207	CROCS, Inc.*	708
129	Crown Media Holdings, Inc., Class A*	262
797	Denny’s Corp.*	1,841
632	drugstore.com, Inc.*	1,435
631	Exide Technologies*	3,073
249	Federal-Mogul Corp.*	3,518
140	FGX International Holdings Ltd.*	1,849
424	Finish Line, Inc. (The), Class A	3,689
57	Fisher Communications, Inc.	1,055
337	Fred’s, Inc., Class A	4,543
98	Fuel Systems Solutions, Inc.*	2,458
92	Fuqi International, Inc.*	2,227
126	Gaiam, Inc., Class A*	631
107	G-III Apparel Group Ltd.*	1,294
146	Global Sources Ltd. (Bermuda)*	934
114	Global Traffic Network, Inc.*	487
190	Helen of Troy Ltd.*	4,133
237	Hibbett Sports, Inc.*	4,363
198	Home Inns & Hotels Management, Inc. ADR (China)*	3,168
364	Hot Topic, Inc.*	2,814
471	HSN, Inc.*	4,771
454	Imax Corp. (Canada)*	4,086
471	Interval Leisure Group, Inc.*	4,969
43	iRobot Corp.*	482
128	Isle of Capri Casinos, Inc.*	1,522
152	Jos. A. Bank Clothiers, Inc.*	5,562
297	Knology, Inc.*	2,554
224	K-Swiss, Inc., Class A	2,428
160	Lakes Entertainment, Inc.*	603
108	Learning Tree International, Inc.*	1,159
64	Lincoln Educational Services Corp.*	1,303
334	Mediacom Communications Corp., Class A*	1,600
1,113	Melco Crown Entertainment Ltd. ADR (Macau)*	6,188
102	Monarch Casino & Resort, Inc.*	925
164	Monro Muffler, Inc.	4,361
250	Morgans Hotel Group Co.*	1,215
351	National CineMedia, Inc.	5,163
442	NET Servicos de Comunicacao SA ADR (Brazil)*	4,491
258	Nissan Motor Co. Ltd. ADR (Japan)	3,738
106	Outdoor Channel Holdings, Inc.*	804
142	Overstock.com, Inc.*	1,870
550	Pacific Sunwear of California, Inc.*	1,826
200	Palm Harbor Homes, Inc.*	454
108	Peet’s Coffee & Tea, Inc.*	2,967
148	PetMed Express, Inc.*	2,747
212	Princeton Review, Inc.*	1,149
144	RC2 Corp.*	2,199
316	RCN Corp.*	2,301
98	Red Robin Gourmet Burgers, Inc.*	1,835
45	RRsat Global Communications Network Ltd. (Israel)	510
83	Shoe Carnival, Inc.*	1,038
444	Shuffle Master, Inc.*	3,197
105	Shutterfly, Inc.*	1,686
444	Smith & Wesson Holding Corp.*	2,691
274	Spartan Motors, Inc.	1,918
100	Stamps.com, Inc.*	863
121	Steiner Leisure Ltd.*	3,837
149	Steven Madden Ltd.*	4,777
747	Stewart Enterprises, Inc., Class A	3,653
65	Syms Corp.*	456
408	Texas Roadhouse, Inc., Class A*	4,541
23	Thomson Reuters PLC ADR (United Kingdom)	4,415
486	Ticketmaster Entertainment, Inc.*	3,937
162	True Religion Apparel, Inc.*	3,622
116	Universal Electronics, Inc.*	2,449
201	VisionChina Media, Inc. ADR (China)*	1,321
152	Volcom, Inc.*	1,844
27	Wacoal Holdings Corp. ADR (Japan)	1,712
143	West Marine, Inc.*	1,271
267	Westport Innovations, Inc. (Canada)*	2,387
817	Wet Seal, Inc. (The), Class A*	2,696
95	Weyco Group, Inc.	2,259
172	Wonder Auto Technology, Inc.*	1,932
185	Zumiez, Inc.*	1,767
		230,241
	Consumer Staples - 3.1%
45	Alico, Inc.	1,424
151	Andersons, Inc. (The)	4,865
20	Arden Group, Inc., Class A	2,529
120	Calavo Growers, Inc.	2,436
133	Cal-Maine Foods, Inc.	3,914
177	Central Garden & Pet Co.*	2,170
407	Central Garden & Pet Co., Class A*	4,595
47	Coca-Cola Bottling Co. Consolidated	2,657
385	Cresud Sacif y A ADR (Argentina)	3,865
140	Diamond Foods, Inc.	3,948

70	Farmer Bros. Co.	$1,574
17	Griffin Land & Nurseries, Inc.	521
100	Imperial Sugar Co.	1,329
108	Inter Parfums, Inc.	1,104
116	J & J Snack Foods Corp.	5,027
42	Lifeway Foods, Inc.*	548
106	Nash Finch Co.	3,254
120	National Beverage Corp.*	1,280
246	PriceSmart, Inc.	4,012
524	Smart Balance, Inc.*	3,212
185	Spartan Stores, Inc.	2,385
629	Star Scientific, Inc.*	648
508	SunOpta, Inc. (Canada)*	1,148
74	Susser Holdings Corp.*	871
44	Village Super Market, Inc., Class A	1,282
171	Zhongpin, Inc.*	2,057
		62,655
	Energy - 3.2%
280	Acergy SA ADR (Luxembourg)	2,993
130	Approach Resources, Inc.*	911
283	ATP Oil & Gas Corp.*	2,193
662	Brigham Exploration Co.*	3,231
121	Bronco Drilling Co., Inc.*	508
51	Clayton Williams Energy, Inc.*	983
261	Clean Energy Fuels Corp.*	2,412
288	Crosstex Energy, Inc.	1,115
67	Dawson Geophysical Co.*	2,037
352	Fx Energy, Inc.*	1,405
102	Georesources, Inc.*	1,068
724	Global Industries Ltd.*	4,945
209	GMX Resources, Inc.*	2,431
118	Gulf Island Fabrication, Inc.	1,711
278	Gulfport Energy Corp.	1,938
1,675	Ivanhoe Energy, Inc. (Canada)*	2,261
230	James River Coal Co.*	4,271
142	Knightsbridge Tankers Ltd. (Bermuda)	2,234
219	Matrix Service Co.*	2,218
39	OYO Geospace Corp.*	931
347	Parallel Petroleum Corp.*	694
123	Petroleum Development Corp.*	2,071
104	PHI, Inc.*	2,271
248	Ram Energy Resources, Inc.*	184
218	Rex Energy Corp.*	1,291
432	Rosetta Resources, Inc.*	4,480
146	StealthGas, Inc. (Greece)	791
148	Superior Well Services, Inc.*	966
105	T-3 Energy Services, Inc.*	1,423
313	Tesco Corp. (Canada)*	3,139
127	Toreador Resources Corp.*	873
75	Torm A/S ADR (Denmark)	784
551	Transglobe Energy Corp. (Canada)*	1,714
96	Union Drilling, Inc.*	686
494	Warren Resources, Inc.*	1,161
		64,324
	Financials - 14.0%
151	1st Source Corp.	2,493
181	Abington Bancorp, Inc.	1,481
95	Advanta Corp., Class A	33
177	Advanta Corp., Class B	58
95	American Capital Agency Corp. REIT*	2,164
68	American Physicians Capital, Inc.	3,025
59	American Physicians Service Group, Inc.	1,320
118	Ameris Bancorp	765
156	AMERISAFE, Inc.*	2,594
87	Arrow Financial Corp.	2,439
134	Asset Acceptance Capital Corp.*	1,037
54	Avatar Holdings, Inc.*	1,158
79	Baldwin & Lyons, Inc., Class B	1,712
38	Bancorp Rhode Island, Inc.	840
148	BancTrust Financial Group, Inc.	410
105	Bank of the Ozarks, Inc.	2,654
185	BankFinancial Corp.	1,970
143	Banner Corp.	573
112	Berkshire Hills Bancorp, Inc.	2,560
308	BGC Partners, Inc., Class A	1,408
570	Boston Private Financial Holdings, Inc.	2,611
108	Capital City Bank Group, Inc.	1,724
24	Capital Southwest Corp.	1,970
238	Cardinal Financial Corp.	1,854
235	Cascade Bancorp	338
107	Center Financial Corp.	352
1,055	Citizens Republic Bancorp, Inc.*	601
137	City Bank	318
113	Clifton Savings Bancorp, Inc.	1,219
114	CNinsure, Inc. ADR (Cayman Islands)	2,009
151	CoBiz Financial, Inc.	681
152	Columbia Banking System, Inc.	1,845
126	Community Trust Bancorp, Inc.	3,421
201	CompuCredit Holdings Corp.*	601
76	Credit Acceptance Corp.*	2,013
149	Danvers Bancorp, Inc.	1,870
20	Diamond Hill Investment Group, Inc.*	1,133
284	Dime Community Bancshares, Inc.	3,419
203	Dollar Financial Corp.*	3,187
124	Donegal Group, Inc., Class A	1,953
64	eHealth, Inc.*	1,039
106	Elbit Imaging Ltd. (Israel)*	2,679
24	EMC Insurance Group, Inc.	581
193	Encore Capital Group, Inc.*	2,385
107	Enterprise Financial Services Corp.	1,155
89	Epoch Holding Corp.	860
377	EZCORP, Inc., Class A*	4,769
256	FBR Capital Markets Corp.*	1,311
234	FCStone Group, Inc.*	1,308
139	First BanCorp	2,531
300	First Busey Corp.	1,875
244	First Cash Financial Services, Inc.*	4,587
142	First Community Bancshares, Inc.	1,931
314	First Financial Bancorp	2,713
82	First Financial Corp.	2,664
97	First Financial Holdings, Inc.	1,389
174	First Financial Northwest, Inc.	1,350
185	First Merchants Corp.	1,463
86	First South Bancorp, Inc.	1,109
234	Firstservice Corp. (Canada)*	3,592
179	Flushing Financial Corp.	1,899
63	Fox Chase Bancorp, Inc.*	622
67	FPIC Insurance Group, Inc.*	2,301
394	Frontier Financial Corp.	355
88	Great Southern Bancorp, Inc.	1,848
110	Greene Bankshares, Inc.	654
249	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	4,564
360	Guaranty Bancorp*	644

175	Hallmark Financial Services, Inc.*	$1,148
201	Hanmi Financial Corp.	354
356	Harleysville National Corp.	1,951
217	Harris & Harris Group, Inc.*	1,406
136	Heartland Financial USA, Inc.	2,290
100	Heritage Commerce Corp.	407
75	Home Bancorp, Inc.*	932
125	Home BancShares, Inc.	2,720
75	Home Federal Bancorp, Inc.	854
171	IBERIABANK Corp.	8,010
177	Independent Bank Corp.	3,775
29	Kansas City Life Insurance Co.	912
49	K-Fed Bancorp	459
196	Lakeland Bancorp, Inc.	1,772
102	Lakeland Financial Corp.	1,997
74	Legacy Bancorp, Inc./Ma	985
62	Life Partners Holdings, Inc.	1,338
593	Maiden Holdings Ltd. (Bermuda)	4,513
168	MainSource Financial Group, Inc.	1,127
259	MarketAxess Holdings, Inc.*	2,709
153	Medallion Financial Corp.	1,201
101	Meridian Interstate Bancorp, Inc.*	931
185	Mission West Properties, Inc. REIT	1,286
219	Nara Bancorp, Inc.	1,292
26	NASB Financial, Inc.	698
50	National Interstate Corp.	901
408	NewStar Financial, Inc.*	1,098
374	Northfield Bancorp, Inc.	4,477
81	OceanFirst Financial Corp.	986
116	Old Second Bancorp, Inc.	587
135	Oritani Financial Corp.	1,844
104	Pacific Continental Corp.	1,106
157	Penson Worldwide, Inc.*	1,832
87	Peoples Bancorp, Inc.	1,593
142	Pico Holdings, Inc.*	4,307
278	Pinnacle Financial Partners, Inc.*	4,337
200	PMA Capital Corp., Class A*	1,160
197	Premierwest Bancorp	699
185	Presidential Life Corp.	1,654
411	Prospect Capital Corp.	4,110
337	Provident New York Bancorp	3,269
174	Renasant Corp.	2,591
153	Republic Bancorp, Inc., Class A	3,689
85	Rockville Financial, Inc.	1,057
259	Roma Financial Corp.	3,336
112	S.Y. Bancorp, Inc.	2,753
176	Sanders Morris Harris Group, Inc.	1,026
137	Sandy Spring Bancorp, Inc.	2,219
105	SCBT Financial Corp.	2,697
167	Seacoast Banking Corp. of Florida	361
70	Shore Bancshares, Inc.	1,368
60	Sierra Bancorp	832
117	Simmons First National Corp., Class A	3,508
1,217	South Financial Group, Inc. (The)	1,959
123	Southside Bancshares, Inc.	2,785
122	Southwest Bancorp, Inc.	1,229
188	StellarOne Corp.	2,771
437	Sterling Financial Corp.	1,219
66	Stratus Properties, Inc.*	355
79	Suffolk Bancorp	2,330
148	Sun Bancorp, Inc.*	662
47	Taylor Capital Group, Inc.*	321
300	Texas Capital Bancshares, Inc.*	4,983
216	Thomas Weisel Partners Group, Inc.*	918
346	Tower Group, Inc.	8,640
206	Townebank	2,732
181	TradeStation Group, Inc.*	1,356
131	TriCo Bancshares	2,179
113	Union Bankshares Corp.	1,754
306	United America Indemnity Ltd., Class A*	1,655
138	United Financial Bancorp, Inc.	1,833
78	United Security Bancshares	359
108	Univest Corp. of Pennsylvania	2,794
104	ViewPoint Financial Group	1,366
229	Virginia Commerce Bancorp*	733
133	Washington Trust Bancorp, Inc.	2,415
110	Waterstone Financial, Inc.*	572
222	WesBanco, Inc.	3,701
262	Westfield Financial, Inc.	2,547
184	Wilshire Bancorp, Inc.	1,354
135	World Acceptance Corp.*	3,202
52	WSFS Financial Corp.	1,397
		282,576
	Health Care - 21.1%
133	3SBio, Inc. ADR (Cayman Islands)*	1,291
181	Abaxis, Inc.*	4,845
306	Abiomed, Inc.*	2,310
232	Accelrys, Inc.*	1,392
466	Accuray, Inc.*	3,267
320	Acorda Therapeutics, Inc.*	8,083
302	Adolor Corp.*	538
159	Affymax, Inc.*	3,039
589	Affymetrix, Inc.*	5,207
102	Air Methods Corp.*	3,000
569	Akorn, Inc.*	768
200	Albany Molecular Research, Inc.*	1,906
558	Allos Therapeutics, Inc.*	4,503
67	Almost Family, Inc.*	2,125
260	Alphatec Holdings, Inc.*	972
142	AMAG Pharmaceuticals, Inc.*	6,448
56	American Dental Partners, Inc.*	733
143	Amicus Therapeutics, Inc.*	1,629
204	Angiodynamics, Inc.*	2,546
773	Arena Pharmaceuticals, Inc.*	3,942
730	Ariad Pharmaceuticals, Inc.*	1,409
382	Arqule, Inc.*	2,338
400	Array Biopharma, Inc.*	1,520
196	Aspenbio Pharma, Inc.*	568
16	Atrion Corp.	2,083
452	ATS Medical, Inc.*	1,573
132	BioMimetic Therapeutics, Inc.*	1,369
115	Bio-Reference Labs, Inc.*	3,687
38	Biospecifics Technologies Corp.*	980
258	BMP Sunstone Corp. (China)*	1,282
318	Cadence Pharmaceuticals, Inc.*	3,848
191	Cardiac Science Corp.*	760
531	Cardiome Pharma Corp. (Canada)*	2,156
196	CardioNet, Inc.*	1,392
132	Celldex Therapeutics, Inc.*	1,003
212	China Medical Technologies, Inc. ADR (Cayman Islands)	3,356
191	Clinical Data, Inc.*	2,829
449	Columbia Laboratories, Inc.*	534
47	Computer Programs & Systems, Inc.	1,831

252	Conceptus, Inc.*	$4,231
84	Corvel Corp.*	2,051
256	Cross Country Healthcare, Inc.*	2,138
115	Crucell NV ADR (Netherlands)*	2,849
56	Cutera, Inc.*	468
171	Cyberonics, Inc.*	2,840
85	Cynosure, Inc., Class A*	821
317	Cypress Bioscience, Inc.*	2,802
323	Cytokinetics, Inc.*	956
970	Dendreon Corp.*	23,484
1,009	Discovery Laboratories, Inc.*	484
687	Durect Corp.*	1,580
602	Dyax Corp.*	2,282
68	Ensign Group, Inc. (The)	1,089
373	Enzon Pharmaceuticals, Inc.*	3,033
424	eResearchTechnology, Inc.*	2,311
76	Eurand NV (Netherlands)*	1,032
79	Exactech, Inc.*	1,126
884	Exelixis, Inc.*	4,729
208	Flamel Technologies SA ADR (France)*	1,654
176	Genomic Health, Inc.*	2,967
143	Genoptix, Inc.*	4,477
242	Gentiva Health Services, Inc.*	5,150
748	Geron Corp.*	5,999
120	Given Imaging Ltd. (Israel)	1,416
120	Gtx, Inc.*	1,262
707	Halozyme Therapeutics, Inc.*	4,991
313	Hansen Medical, Inc.*	1,290
281	Healthways, Inc.*	4,142
63	Home Diagnostics, Inc.*	428
1,140	Human Genome Sciences, Inc.*	16,302
94	ICU Medical, Inc.*	3,659
188	Idenix Pharmaceuticals, Inc.*	714
192	Idera Pharmaceuticals, Inc.*	1,238
217	I-Flow Corp.*	1,651
486	Immunogen, Inc.*	4,223
630	Immunomedics, Inc.*	2,608
816	Incyte Corp. Ltd.*	4,243
474	Inspire Pharmaceuticals, Inc.*	2,304
231	Insulet Corp.*	1,548
388	InterMune, Inc.*	5,929
276	inVentiv Health, Inc.*	4,234
135	IPC Hospitalist Co., Inc. (The)*	3,760
155	IRIS International, Inc.*	1,581
123	Kendle International, Inc.*	1,437
98	Kensey Nash Corp.*	2,799
862	Lexicon Pharmaceuticals, Inc.*	1,146
115	LHC Group, Inc.*	3,375
950	Ligand Pharmaceuticals, Inc., Class B*	2,689
424	Mannkind Corp.*	3,396
68	MAP Pharmaceuticals, Inc.*	693
80	Matrixx Initiatives, Inc.*	451
234	Maxygen, Inc.*	1,870
122	MedCath Corp.*	1,471
135	Medical Action Industries, Inc.*	1,686
213	Medivation, Inc.*	5,272
233	Merit Medical Systems, Inc.*	4,262
98	Metabolix, Inc.*	908
132	Micrus Endovascular Corp.*	1,189
252	Momenta Pharmaceuticals, Inc.*	2,734
192	Monogram Biosciences, Inc.*	870
100	MWI Veterinary Supply, Inc.*	3,838
436	Nabi Biopharmaceuticals*	1,121
75	Nanosphere, Inc.*	530
232	Natus Medical, Inc.*	3,155
121	Neogen Corp.*	3,526
330	Neurocrine Biosciences, Inc.*	1,053
145	NovaMed, Inc.*	697
728	Novavax, Inc.*	3,160
208	Noven Pharmaceuticals, Inc.*	3,428
394	NPS Pharmaceuticals, Inc.*	1,533
293	Nxstage Medical, Inc.*	1,623
76	Obagi Medical Products, Inc.*	577
206	Odyssey HealthCare, Inc.*	2,400
259	Omnicell, Inc.*	3,232
279	Optimer Pharmaceuticals, Inc.*	3,931
386	Orasure Technologies, Inc.*	1,096
223	Orexigen Therapeutics, Inc.*	1,824
141	Orthofix International NV (Netherlands)*	3,928
636	Orthovita, Inc.*	4,140
53	Osiris Therapeutics, Inc.*	645
351	Pain Therapeutics, Inc.*	1,544
114	Palomar Medical Technologies, Inc.*	1,703
236	Pharmasset, Inc.*	3,632
218	Poniard Pharmaceuticals, Inc.*	1,572
250	Pozen, Inc.*	1,908
254	Progenics Pharmaceuticals, Inc.*	1,443
463	QLT, Inc. (Canada)*	1,597
544	Questcor Pharmaceuticals, Inc.*	3,188
251	Quidel Corp.*	3,747
300	Radnet, Inc.*	882
260	Repligen Corp.*	1,396
96	Repros Therapeutics, Inc.*	243
183	Res-Care, Inc.*	2,859
305	Rigel Pharmaceuticals, Inc.*	2,541
99	Rochester Medical Corp.*	1,278
418	RTI Biologics, Inc.*	1,852
93	Rxi Pharmaceuticals Corp.*	344
403	Salix Pharmaceuticals Ltd.*	4,909
350	Sangamo Biosciences, Inc.*	1,995
489	Santarus, Inc.*	1,535
512	Savient Pharmaceuticals, Inc.*	7,982
725	Seattle Genetics, Inc.*	8,736
102	Somanetics Corp.*	1,431
142	SonoSite, Inc.*	3,347
274	Spectranetics Corp.*	1,422
264	Stereotaxis, Inc.*	1,193
362	Sun Healthcare Group, Inc.*	3,522
502	Supergen, Inc.*	1,335
200	SXC Health Solutions Corp. (Canada)*	5,912
243	Syneron Medical Ltd. (Israel)*	2,002
104	Synovis Life Technologies, Inc.*	1,607
222	Synta Pharmaceuticals Corp.*	584
330	Theravance, Inc.*	4,983
421	TomoTherapy, Inc.*	1,330
129	TranS1, Inc.*	800
104	US Physical Therapy, Inc.*	1,700
132	Vascular Solutions, Inc.*	1,015
57	Virtual Radiologic Corp.*	666
126	Vital Images, Inc.*	1,681
578	Vivus, Inc.*	4,283
1,196	Xoma Ltd.*	1,076
49	Young Innovations, Inc.	1,241
176	Zoll Medical Corp.*	3,244

287	Zymogenetics, Inc.*	$1,607
		425,690
	Industrials - 14.1%
188	3d Systems Corp.*	1,355
108	AAON, Inc.	2,118
262	Acacia Research - Acacia Technologies*	2,059
474	Advanced Battery Technologies, Inc.*	2,033
131	Aerovironment, Inc.*	3,726
223	Altra Holdings, Inc.*	1,960
27	American Commercial Lines, Inc.*	422
115	American Ecology Corp.	1,878
93	American Railcar Industries, Inc.	771
77	American Science & Engineering, Inc.	5,371
365	American Superconductor Corp.*	11,742
88	American Woodmark Corp.	2,063
242	Apogee Enterprises, Inc.	3,528
131	A-Power Energy Generation Systems Ltd.*	1,433
107	Applied Signal Technology, Inc.	2,675
134	Argon ST, Inc.*	2,561
187	Astec Industries, Inc.*	5,060
170	ATC Technology Corp.*	3,556
175	Atlas Air Worldwide Holdings, Inc.*	4,368
68	Barrett Business Services, Inc.	679
380	Beacon Roofing Supply, Inc.*	6,373
225	Canadian Solar, Inc. (China)*	3,272
1,460	Capstone Turbine Corp.*	1,679
160	Casella Waste Systems, Inc., Class A*	442
191	Celadon Group, Inc.*	1,767
236	Chart Industries, Inc.*	4,545
185	China Architectural Engineering, Inc.*	366
363	China BAK Battery, Inc.*	1,202
69	China Fire & Security Group, Inc.*	1,086
239	China Sunergy Co. Ltd. ADR (China)*	1,212
110	Coleman Cable, Inc.*	363
158	Columbus McKinnon Corp.*	2,286
101	Courier Corp.	1,671
92	CRA International, Inc.*	2,478
213	Diamond Management & Technology Consultants, Inc.	1,142
2,171	DryShips, Inc. (Greece)	14,285
81	DXP Enterprises, Inc.*	821
83	Dynamex, Inc.*	1,292
105	Dynamic Materials Corp.	1,719
392	Eagle Bulk Shipping, Inc.	2,254
194	Encore Wire Corp.	4,208
383	Ener1, Inc.*	2,444
427	Energy Recovery, Inc.*	2,985
83	EnerNOC, Inc.*	2,546
198	Euroseas Ltd.	1,041
1,742	Evergreen Solar, Inc.*	3,658
114	Exponent, Inc.*	2,942
74	First Advantage Corp., Class A*	1,203
170	Flanders Corp.*	1,086
588	Force Protection, Inc.*	3,040
99	FreightCar America, Inc.	1,978
111	Frozen Food Express Industries	401
151	Fuel Tech, Inc.*	1,353
576	FuelCell Energy, Inc.*	2,310
180	Fushi Copperweld, Inc.*	1,589
153	GeoEye, Inc.*	3,794
187	Gibraltar Industries, Inc.	1,453
368	Great Lakes Dredge & Dock Corp.	2,131
116	H&E Equipment Services, Inc.*	1,234
79	Harbin Electric, Inc.*	1,250
433	Hawaiian Holdings, Inc.*	2,767
358	Healthcare Services Group, Inc.	6,684
137	Heidrick & Struggles International, Inc.	2,807
67	Heritage-Crystal Clean, Inc.*	816
114	Herley Industries, Inc.*	1,389
150	Houston Wire & Cable Co.	1,613
55	Hurco Cos, Inc.*	1,074
50	ICF International, Inc.*	1,295
254	Innerworkings, Inc.*	1,313
333	Insituform Technologies, Inc., Class A*	6,127
147	Insteel Industries, Inc.	1,498
125	Integrated Electrical Services, Inc.*	1,144
468	Interface, Inc., Class A	3,248
50	Jinpan International Ltd. (China)	1,815
213	Kaman Corp.	4,085
262	Kelly Services, Inc., Class A	3,081
46	Key Technology, Inc.*	500
325	Kforce, Inc.*	3,165
237	Kimball International, Inc., Class B	1,612
23	K-Tron International, Inc.*	2,024
131	Ladish Co., Inc.*	1,441
56	Lawson Products, Inc.	941
85	LB Foster Co., Class A*	2,550
221	LECG Corp.*	813
75	Lmi Aerospace, Inc.*	683
180	LSI Industries, Inc.	1,168
136	Marten Transport Ltd.*	2,399
8	Mitsui & Co. Ltd. ADR (Japan)	1,994
104	Multi-Color Corp.	1,624
76	Northwest Pipe Co.*	2,643
444	Odyssey Marine Exploration, Inc.*	835
27	Omega Flex, Inc.	442
298	On Assignment, Inc.*	1,261
192	Orion Energy Systems, Inc.*	666
219	Pacer International, Inc.	543
259	Paragon Shipping, Inc., Class A	1,083
13	Patriot Transportation Holding, Inc.*	1,041
820	Plug Power, Inc.*	648
114	PMFG, Inc.*	1,280
71	Powell Industries, Inc.*	2,531
735	Power-One, Inc.*	1,058
23	Preformed Line Products Co.	807
161	Prg-Schultz International, Inc.*	612
66	Protection One, Inc.*	225
150	Raven Industries, Inc.	4,305
182	RBC Bearings, Inc.*	4,313
215	Republic Airways Holdings, Inc.*	1,101
170	Rush Enterprises, Inc., Class A*	2,227
73	Rush Enterprises, Inc., Class B*	807
117	Saia, Inc.*	2,113
157	School Specialty, Inc.*	3,512
102	Smartheat, Inc.*	671
312	Solarfun Power Holdings Co. Ltd. ADR (China)*	2,246
72	Standard Parking Corp.*	1,216
342	Star Bulk Carriers Corp.	1,183
109	Sterling Construction Co., Inc.*	1,736
104	Sun Hydraulics Corp.	1,828
516	TASER International, Inc.*	2,704
157	Team, Inc.*	2,286

117	Tecumseh Products Co., Class A*	$957
33	Tecumseh Products Co., Class B*	337
113	Thermadyne Holdings Corp.*	539
111	Titan Machinery, Inc.*	1,380
146	Ultralife Corp.*	937
210	Ultrapetrol Bahamas Ltd.*	947
121	Universal Forest Products, Inc.	5,401
134	Universal Truckload Services, Inc.	2,161
68	USA Truck, Inc.*	980
776	Valence Technology, Inc.*	1,420
195	Vicor Corp.	1,539
118	Vitran Corp., Inc. (Canada)*	1,274
33	VSE Corp.	977
288	Waste Services, Inc.*	1,377
496	YRC Worldwide, Inc.*	694
		282,772
	Information Technology - 27.9%
243	Acme Packet, Inc.*	2,440
216	Actel Corp.*	2,406
378	Actuate Corp.*	1,977
1,015	Adaptec, Inc.*	2,700
360	Advanced Analogic Technologies, Inc.*	1,735
261	Advanced Energy Industries, Inc.*	3,140
215	Airvana, Inc.*	1,335
498	Alvarion Ltd. (Israel)*	1,962
189	American Software, Inc., Class A	1,212
1,142	Amkor Technology, Inc.*	7,149
531	Anadigics, Inc.*	2,198
122	Anaren, Inc.*	2,194
544	Applied Micro Circuits Corp.*	4,706
195	Arcsight, Inc.*	3,699
624	ARM Holdings PLC ADR (United Kingdom)	3,987
1,032	Art Technology Group, Inc.*	3,911
524	Aruba Networks, Inc.*	4,653
372	AsiaInfo Holdings, Inc.*	7,168
70	ASM International NV (Netherlands)*	1,173
269	ATMI, Inc.*	4,893
118	Bankrate, Inc.*	3,387
18	BEL Fuse, Inc., Class A	284
79	BEL Fuse, Inc., Class B	1,452
403	BigBand Networks, Inc.*	2,213
329	Blue Coat Systems, Inc.*	6,149
162	Bottomline Technologies, Inc.*	1,657
508	Brightpoint, Inc.*	3,018
531	Brooks Automation, Inc.*	3,149
58	Cass Information Systems, Inc.	2,009
669	CDC Corp., Class A (Hong Kong)*	2,040
309	Ceragon Networks Ltd. (Israel)*	2,302
164	CEVA, Inc.*	1,438
145	China Finance Online Co. Ltd. ADR (China)*	1,802
297	China Information Security Technology, Inc.*	1,117
545	Cirrus Logic, Inc.*	2,932
222	Cogo Group, Inc.*	1,452
195	Cohu, Inc.	2,365
183	comScore, Inc.*	2,785
184	Comverge, Inc.*	2,421
176	Constant Contact, Inc.*	3,979
72	CPI International, Inc.*	688
578	Cybersource Corp.*	10,023
338	Daktronics, Inc.	2,832
158	Deltek, Inc.*	981
174	Demandtec, Inc.*	1,550
199	DG FastChannel, Inc.*	4,177
213	Digi International, Inc.*	2,175
257	Diodes, Inc.*	4,744
81	DivX, Inc.*	472
184	Double-Take Software, Inc.*	1,601
224	DSP Group, Inc.*	1,951
147	DTS, Inc.*	4,038
63	Ebix, Inc.*	2,613
257	Echelon Corp.*	2,179
162	Electro Rent Corp.	1,542
227	Electro Scientific Industries, Inc.*	2,974
585	EMCORE Corp.*	737
128	EMS Technologies, Inc*	2,816
946	Entegris, Inc.*	3,529
502	Epicor Software Corp.*	3,052
305	EPIQ Systems, Inc.*	4,895
405	Exar Corp.*	2,847
73	ExlService Holdings, Inc.*	948
741	Extreme Networks, Inc.*	1,682
195	Ezchip Semiconductor Ltd. (Israel)*	2,496
304	FalconStor Software, Inc.*	1,626
138	FARO Technologies, Inc.*	2,443
3,966	Finisar Corp.*	2,534
145	Forrester Research, Inc.*	3,273
55	Fundtech Ltd. (Israel)*	539
337	GigaMedia Ltd. (Taiwan, Republic of China)*	1,645
345	Gilat Satellite Networks Ltd. (Israel)*	1,687
175	Globecomm Systems, Inc.*	1,390
312	GSI Commerce, Inc.*	5,691
331	Hackett Group, Inc. (The)*	1,006
794	Harmonic, Inc.*	5,502
495	Harris Stratex Networks, Inc., Class A*	3,435
829	Himax Technologies, Inc. ADR (Taiwan, Republic of China)	3,167
71	Hughes Communications, Inc.*	1,846
140	I2 Technologies, Inc.*	1,884
114	Icx Technologies, Inc.*	573
225	iGATE Corp.	1,631
197	Immersion Corp.*	831
355	infoGROUP, Inc.*	2,137
223	Information Services Group, Inc.*	778
288	Infospace, Inc.*	2,108
382	Insight Enterprises, Inc.*	3,935
144	Integral Systems, Inc.*	1,034
115	Interactive Intelligence, Inc.*	1,858
424	Internap Network Services Corp.*	1,289
257	Internet Brands, Inc., Class A*	1,930
321	Internet Capital Group, Inc.*	2,398
82	Internet Gold-Golden Lines Ltd. (Israel)*	645
187	Intevac, Inc.*	2,152
529	iPass, Inc.*	942
162	Isilon Systems, Inc.*	844
141	Ituran Location And Control Ltd. (Israel)	1,386
213	Ixia*	1,606
195	IXYS Corp.	1,507
258	JDA Software Group, Inc.*	5,317
189	Kenexa Corp.*	2,306
122	Keynote Systems, Inc.*	1,227
297	Knot, Inc. (The)*	2,596

568	Kopin Corp.*	$2,255
969	Lattice Semiconductor Corp.*	2,142
277	Limelight Networks, Inc.*	1,097
175	Liquidity Services, Inc.*	2,009
181	Littelfuse, Inc.*	4,235
58	LoopNet, Inc.*	464
169	Loral Space & Communications, Inc.*	3,537
150	Manhattan Associates, Inc.*	2,775
180	Marchex, Inc., Class B	788
417	Mattson Technology, Inc.*	630
221	Maxwell Technologies, Inc.*	3,129
248	Mellanox Technologies Ltd. (Israel)*	3,926
76	MicroStrategy, Inc., Class A*	4,640
445	Microtune, Inc.*	917
387	ModusLink Global Solutions, Inc.*	2,759
212	Monolithic Power Systems, Inc.*	4,704
217	Monotype Imaging Holdings, Inc.*	1,580
1,298	Move, Inc.*	3,466
379	MSC.Software Corp.*	2,771
86	Multi-Fineline Electronix, Inc.*	1,960
69	NCI, Inc., Class A*	2,187
256	Ness Technologies, Inc.*	1,362
136	Netlogic Microsystems, Inc.*	5,405
340	Netscout Systems, Inc.*	3,383
301	Newport Corp.*	2,224
393	NIC, Inc., Class A	2,983
85	Novatel Wireless, Inc.*	806
38	NVE Corp.*	2,042
320	O2micro International Ltd. ADR (Cayman Islands)*	1,658
430	OmniVision Technologies, Inc.*	5,689
252	Online Resources Corp.*	1,666
908	Opentv Corp., Class A*	1,253
173	Oplink Communications, Inc.*	2,201
135	OPNET Technologies, Inc.	1,283
575	Opnext, Inc.*	1,167
272	Orbcomm, Inc.*	609
290	Orbotech Ltd. (Israel)*	3,155
148	OSI Systems, Inc.*	2,932
1,159	Palm, Inc.*	18,231
138	Parkervision, Inc.*	421
70	PC Connection, Inc.*	402
152	PC-Tel, Inc.*	1,017
122	Pegasystems, Inc.	3,453
104	Perfect World Co. Ltd. ADR (Cayman Islands)*	3,721
272	Perficient, Inc.*	2,007
213	Pericom Semiconductor Corp.*	2,024
240	Phoenix Technologies Ltd.*	794
223	Power Integrations, Inc.	6,532
220	Presstek, Inc.*	374
109	Qad, Inc.	410
271	Radiant Systems, Inc.*	2,726
195	RadiSys Corp.*	1,544
154	RADVision Ltd. (Israel)*	1,304
153	Radware Ltd. (Israel)*	1,392
102	Renaissance Learning, Inc.	992
2,194	RF Micro Devices, Inc.*	11,409
112	RightNow Technologies, Inc.*	1,349
79	Rimage Corp.*	1,317
132	Rubicon Technology, Inc.*	1,560
200	Rudolph Technologies, Inc.*	1,634
444	S1 Corp.*	3,148
4,107	Sanmina-SCI Corp.*	2,505
254	Seachange International, Inc.*	2,324
213	Semitool, Inc.*	1,261
145	Shoretel, Inc.*	1,250
259	Sierra Wireless, Inc. (Canada)*	1,860
222	Sigma Designs, Inc.*	3,590
257	Silicon Graphics International Corp.*	1,290
622	Silicon Image, Inc.*	1,524
279	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China)*	1,049
800	Silicon Storage Technology, Inc.*	1,504
263	Smith Micro Software, Inc.*	3,006
447	SonicWALL, Inc.*	3,393
161	Sourcefire, Inc.*	2,840
114	SPSS, Inc.*	5,641
186	Standard Microsystems Corp.*	4,315
203	STEC, Inc.*	6,920
169	Stratasys, Inc.*	2,667
350	Successfactors, Inc.*	3,693
218	Super Micro Computer, Inc.*	1,731
108	Supertex, Inc.*	2,489
354	Support.Com, Inc.*	871
216	Switch & Data Facilities Co., Inc.*	3,000
373	Symmetricom, Inc.*	2,417
291	Symyx Technologies, Inc.*	2,017
82	Synchronoss Technologies, Inc.*	974
265	Taleo Corp., Class A*	4,638
106	Techtarget, Inc.*	594
54	Techwell, Inc.*	515
343	TeleCommunication Systems, Inc., Class A*	2,840
118	Telvent GIT SA (Spain)	2,820
494	Terremark Worldwide, Inc.*	3,078
107	The9 Ltd. ADR (China)	934
258	Thestreet.Com, Inc.	537
560	THQ, Inc.*	3,758
875	TiVo, Inc.*	8,969
55	Travelzoo, Inc.*	751
528	Trident Microsystems, Inc.*	887
1,243	TriQuint Semiconductor, Inc.*	8,925
355	TTM Technologies, Inc.*	3,504
207	Ultimate Software Group, Inc.*	5,299
197	Ultratech, Inc.*	2,346
300	Universal Display Corp.*	3,645
1,075	UTStarcom, Inc.*	1,838
232	VASCO Data Security International, Inc.*	1,740
208	Veeco Instruments, Inc.*	3,919
147	Virtusa Corp.*	1,370
118	Vocus, Inc.*	1,985
213	Volterra Semiconductor Corp.*	3,534
86	WebMD Health Corp., Class A*	2,873
110	Yucheng Technologies Ltd. (China)*	916
535	Zix Corp.*	883
429	Zoran Corp.*	4,942
141	Zygo Corp.*	891
		561,441
	Materials - 2.4%
219	A. Schulman, Inc.	4,667
42	Aep Industries, Inc.*	1,340
783	Altair Nanotechnologies, Inc.*	759
151	Balchem Corp.	4,190
465	Century Aluminum Co.*	3,897

65	China Natural Resources, Inc. (Hong Kong)*	$800
197	DRDGOLD Ltd. ADR (South Africa)	1,499
87	GenTek, Inc.*	2,065
99	Haynes International, Inc.*	2,280
304	Horsehead Holding Corp.*	3,250
238	ICO, Inc.*	983
133	Innophos Holdings, Inc.	2,498
197	Innospec, Inc.	2,352
181	KapStone Paper and Packaging Corp.*	912
220	Landec Corp.*	1,390
242	Lihir Gold Ltd. ADR (Australia)*	5,714
90	Olympic Steel, Inc.	2,296
98	Penford Corp.	643
199	Senomyx, Inc.*	557
344	Shengda Tech, Inc.*	1,785
307	U.S. Concrete, Inc.*	602
16	U.S. Lime & Minerals, Inc.*	627
287	Zoltek Cos., Inc.*	2,847
		47,953
	Telecommunication Services - 2.1%
361	Alaska Communications Systems Group, Inc.	2,675
66	America Movil SAB de CV, Series A ADR (Mexico)	2,853
95	Atlantic Tele-Network, Inc.	3,983
280	Cogent Communications Group, Inc.*	2,321
186	Consolidated Communications Holdings, Inc.	2,349
126	D&E Communications, Inc.	1,336
316	General Communication, Inc., Class A*	2,165
299	Ibasis, Inc.*	583
1,290	Ico Global Communications Holdings Ltd.*	580
143	iPCS, Inc.*	2,575
278	Neutral Tandem, Inc.*	8,618
830	PAETEC Holding Corp.*	2,440
93	Partner Communications Co. Ltd. ADR (Israel)	1,754
197	Shenandoah Telecommunications Co.	4,011
117	SureWest Communications*	1,499
46	Telefonos de Mexico SAB de CV, Series A ADR (Mexico)	694
193	USA Mobility, Inc.	2,606
		43,042
	Utilities - 0.3%
104	Cadiz, Inc.*	1,210
122	Consolidated Water Co., Inc. (Cayman Islands)	2,146
113	Middlesex Water Co.	1,728
211	Southwest Water Co.	1,032
		6,116
	Total Common Stocks and Other Equity Interests (Cost $2,255,988)	2,006,810

	Money Market Fund - 0.3%
5,837	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $5,837)	5,837

	Total Investments (Cost $2,261,825)(a)-99.9%	2,012,647
	Other assets less liabilities-0.1%	1,753
	Net Assets-100.0%	$2,014,400

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $2,274,566. The net unrealized depreciation was $261,919 which consisted of aggregate gross unrealized appreciation of $280,139 and aggregate gross unrealized depreciation of $542,058.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Consumer Discretionary - 16.8%
5,527	America’s Car-Mart, Inc.*	$120,875
11,043	Asbury Automotive Group, Inc.*	154,492
19,269	Audiovox Corp., Class A*	152,032
17,872	Benihana, Inc., Class A*	143,333
10,209	Big 5 Sporting Goods Corp.	132,717
6,700	BJ’s Restaurants, Inc.*	107,736
8,505	California Pizza Kitchen, Inc.*	140,333
22,289	Callaway Golf Co.	141,981
17,602	Caribou Coffee Co., Inc.*	102,268
6,475	Cato Corp. (The), Class A	128,723
30,380	Charming Shoppes, Inc.*	146,735
15,866	ChinaCast Education Corp.*	94,403
3,362	Churchill Downs, Inc.	126,075
4,377	Citi Trends, Inc.*	127,808
9,037	Conn’s, Inc.*	113,957
4,332	Core-Mark Holding Co., Inc.*	116,358
5,550	CSS Industries, Inc.	128,760
8,167	Dorman Products, Inc.*	133,694
11,471	DSW, Inc., Class A*	154,744
15,235	Finish Line, Inc. (The), Class A	132,545
8,969	Fred’s, Inc., Class A	120,902
18,841	Gander Mountain Co.*	110,973
8,889	Gaylord Entertainment Co.*	126,846
6,024	Genesco, Inc.*	130,841
9,827	G-III Apparel Group Ltd.*	118,808
4,355	Group 1 Automotive, Inc.	128,298
12,350	Haverty Furniture Cos., Inc.	132,639
6,746	Helen of Troy Ltd.*	146,726
15,461	Hot Topic, Inc.*	119,514
8,483	Isle of Capri Casinos, Inc.*	100,863
8,821	JAKKS Pacific, Inc.*	101,706
5,482	Jo-Ann Stores, Inc.*	127,731
3,272	Jos. A. Bank Clothiers, Inc.*	119,722
13,296	K-Swiss, Inc., Class A	144,129
13,139	Landry’s Restaurants, Inc.*	117,725
23,934	La-Z-Boy, Inc.	162,033
5,414	Lincoln Educational Services Corp.*	110,229
12,238	Lithia Motors, Inc., Class A	146,734
27,833	Luby’s, Inc.*	126,640
11,539	M/I Homes, Inc.*	151,507
10,751	Marcus Corp.	135,893
6,001	Meritage Homes Corp.*	128,421
4,399	Monro Muffler, Inc.	116,969
10,728	Movado Group, Inc.	153,196
1,489	National Presto Industries, Inc.	119,656
12,215	O’Charley’s, Inc.	126,914
4,489	Peet’s Coffee & Tea, Inc.*	123,313
11,133	Pep Boys - Manny Moe & Jack (The)	110,551
12,170	Pinnacle Entertainment, Inc.*	122,065
11,224	Rex Stores Corp.*	125,709
16,971	Ruby Tuesday, Inc.*	126,943
9,465	Shoe Carnival, Inc.*	118,312
8,100	Shutterfly, Inc.*	130,086
5,189	Skyline Corp.	125,937
9,961	Spartan Motors, Inc.	69,727
8,213	Speedway Motorsports, Inc.	131,079
10,187	Stage Stores, Inc.	127,134
13,658	Standard Motor Products, Inc.	152,560
12,936	Steak N Shake Co. (The)*	132,206
4,444	Steven Madden Ltd.*	142,475
23,438	Stewart Enterprises, Inc., Class A	114,612
9,082	Sturm Ruger & Co., Inc.	113,343
8,032	Superior Industries International, Inc.	126,745
33,536	Tuesday Morning Corp.*	155,607
11,156	Wonder Auto Technology, Inc.*	125,282
		8,298,870
	Consumer Staples - 4.4%
29,726	Alliance One International, Inc.*	123,066
3,880	American Italian Pasta Co., Class A*	122,065
10,277	Central Garden & Pet Co.*	125,996
11,471	Central Garden & Pet Co., Class A*	129,507
8,392	China Sky One Medical, Inc.*	129,153
20,036	Cott Corp. (Canada)*	110,999
4,061	Diamond Foods, Inc.	114,520
12,936	Elizabeth Arden, Inc.*	124,186
4,941	Farmer Bros. Co.	111,074
9,340	Imperial Sugar Co.	124,129
3,159	J & J Snack Foods Corp.	136,911
9,849	Medifast, Inc.*	147,242
4,174	Nash Finch Co.	128,142
6,813	Pantry, Inc. (The)*	119,568
3,385	Seneca Foods Corp., Class A*	86,690
16,588	Smart Balance, Inc.*	101,684
10,097	Susser Holdings Corp.*	118,842
10,908	Zhongpin, Inc.*	131,223
		2,184,997
	Energy - 3.9%
10,908	Alon USA Energy, Inc.	109,407
14,717	Breitburn Energy Partners LP	122,445
7,288	Calumet Specialty Products Partners LP	128,269
13,319	Delek US Holdings, Inc.	113,478
3,114	Enbridge Energy Management LLC*	136,487
6,001	EV Energy Partner LP	130,282
11,426	General Maritime Corp.	95,178
8,889	Genesis Energy LP	133,513
6,092	Global Partners LP	134,024
25,625	Harvest Natural Resources, Inc.*	165,794
5,769	K-Sea Transportation Partners LP	135,802
26,030	Parker Drilling Co.*	120,259
8,136	Targa Resources Partners LP	154,421
5,392	TransMontaigne Partners LP	139,653
21,230	USEC, Inc.*	82,160
		1,901,172
	Financials - 29.1%
6,542	1st Source Corp.	108,008
14,199	Abington Bancorp, Inc.	116,148
21,230	America First Tax Exempt Investors LP	118,676
4,918	American Capital Agency Corp. REIT	112,032
20,238	American Equity Investment Life Holding Co.	146,523
2,888	American Physicians Capital, Inc.	128,487
4,986	American Physicians Service Group, Inc.	111,537
8,302	American Safety Insurance Holdings Ltd. (Bermuda)*	136,402

7,265	AMERISAFE, Inc.*	$120,817
6,227	Avatar Holdings, Inc.*	133,569
5,730	Baldwin & Lyons, Inc., Class B	124,169
9,082	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	116,885
12,959	Bank Mutual Corp.	127,517
4,197	Bank of Marin Bancorp	133,884
5,234	Bank of the Ozarks, Inc.	132,316
5,437	Berkshire Hills Bancorp, Inc.	124,290
25,219	Boston Private Financial Holdings, Inc.	115,503
12,125	Brookline Bancorp, Inc.	141,256
3,317	Camden National Corp.	111,352
1,556	Capital Southwest Corp.	127,701
14,424	Cardinal Financial Corp.	112,363
4,828	Cash America International, Inc.	129,052
11,877	Cathay General Bancorp	108,318
30,133	Central Pacific Financial Corp.	65,389
5,685	Chemical Financial Corp.	123,535
19,607	China Housing & Land Development, Inc.*	118,818
5,504	Citizens & Northern Corp.	114,153
7,761	Community Bank System, Inc.	140,707
4,219	Community Trust Bancorp, Inc.	114,546
13,973	Compass Diversified Holdings	125,757
13,522	Cowen Group, Inc.*	99,522
18,053	DiamondRock Hospitality Co. REIT	122,038
7,445	Donegal Group, Inc., Class A	117,259
6,362	Duff & Phelps Corp., Class A	115,343
11,990	DuPont Fabros Technology, Inc. REIT	128,293
13,770	Dynex Capital, Inc. REIT	116,494
17,399	East West Bancorp, Inc.	153,807
5,437	EMC Insurance Group, Inc.	131,521
8,528	Encore Capital Group, Inc.*	105,406
8,279	ESSA Bancorp, Inc.	111,518
5,753	Evercore Partners, Inc., Class A	113,162
13,522	Extra Space Storage, Inc. REIT	118,723
24,047	FBR Capital Markets Corp.*	123,121
5,504	Financial Federal Corp.	111,621
7,220	First BanCorp	131,476
5,798	First Bancorp, Inc.	113,467
28,600	First BanCorp./Puerto Rico	88,660
15,032	First Financial Bancorp	129,876
3,587	First Financial Corp.	116,542
14,446	First Financial Northwest, Inc.	112,101
8,213	First Mercury Financial Corp.	118,678
4,896	First of Long Island Corp. (The)	125,436
11,584	First Potomac Realty Trust REIT	108,542
12,080	Flushing Financial Corp.	128,169
3,700	FPIC Insurance Group, Inc.*	127,095
8,731	Gladstone Commercial Corp. REIT*	120,051
5,504	Great Southern Bancorp, Inc.	115,584
6,542	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	119,915
13,703	Hampton Roads Bankshares, Inc.	70,570
13,522	Hercules Technology Growth Capital, Inc.	132,380
5,934	Home BancShares, Inc.	129,124
11,337	Horace Mann Educators Corp.	128,675
5,730	Independent Bank Corp.	122,221
3,091	Infinity Property & Casualty Corp.	128,400
14,695	JMP Group, Inc.	130,345
26,279	LaBranche & Co., Inc.*	99,597
17,218	Maiden Holdings Ltd. (Bermuda)	131,029
8,258	Main Street Capital Corp.	107,602
11,854	MarketAxess Holdings, Inc.*	123,993
11,088	MB Financial, Inc.	152,460
17,308	Meadowbrook Insurance Group, Inc.	136,906
14,761	Medallion Financial Corp.	115,874
18,615	Medical Properties Trust, Inc. REIT	130,305
7,107	Mercer Insurance Group, Inc.	129,703
3,948	NASB Financial, Inc.	106,043
970	National Western Life Insurance Co., Class A	129,126
8,324	Nelnet, Inc., Class A*	118,950
9,714	Northfield Bancorp, Inc.	116,277
39,913	NorthStar Realty Finance Corp. REIT	142,889
8,145	NYMAGIC, Inc.	140,827
8,595	PacWest Bancorp	138,208
15,911	PennantPark Investment Corp.	131,743
12,621	Penson Worldwide, Inc.*	147,287
5,956	Peoples Financial Corp.	122,217
3,948	Pico Holdings, Inc.*	119,743
8,483	Pinnacle Financial Partners, Inc.*	132,335
13,905	Provident New York Bancorp	134,879
41,536	Radian Group, Inc.	138,315
7,535	Renasant Corp.	112,196
5,009	Republic Bancorp, Inc., Class A	120,767
9,961	Rewards Network, Inc.*	134,374
3,700	Safety Insurance Group, Inc.	119,362
20,532	Sanders Morris Harris Group, Inc.	119,702
4,783	SCBT Financial Corp.	122,875
4,242	Simmons First National Corp., Class A	127,175
4,941	Southside Bancshares, Inc.	111,864
8,731	StellarOne Corp.	128,695
17,849	Sterling Bancshares, Inc.	144,041
38,832	Sterling Financial Corp.	108,341
7,942	Stewart Information Services Corp.	109,361
21,816	Sun Bancorp, Inc.*	97,518
8,100	SWS Group, Inc.	111,456
7,309	Texas Capital Bancshares, Inc.*	121,402
18,773	Thomas Weisel Partners Group, Inc.*	79,785
2,369	Tompkins Financial Corp.	105,373
8,077	Townebank	107,101
9,353	Transcontinental Realty Investors, Inc.*	128,604
10,345	Triangle Capital Corp.	113,381
7,288	TriCo Bancshares	121,199
14,559	Umpqua Holdings Corp.	141,222
7,558	Union Bankshares Corp.	117,300
18,864	United Community Banks, Inc.*	126,955
8,190	United Financial Bancorp, Inc.	108,763
22,514	Universal Insurance Holdings, Inc.	112,570
7,783	WesBanco, Inc.	129,743
16,520	Western Alliance Bancorp*	114,484
12,463	Westfield Financial, Inc.	121,140
7,039	Wintrust Financial Corp.	184,070
		14,351,972
	Health Care - 12.6%
13,477	Albany Molecular Research, Inc.*	128,436
52,061	Allied Healthcare International, Inc.*	129,632
18,999	Allion Healthcare, Inc.*	140,593
4,332	Almost Family, Inc.*	137,411
8,528	Angiodynamics, Inc.*	106,429
19,111	Aspect Medical Systems, Inc.*	119,635
19,089	BioScrip, Inc.*	112,816
11,314	Cadence Pharmaceuticals, Inc.*	136,899
6,971	Cantel Medical Corp.*	107,911

7,288	CONMED Corp.*	$128,123
13,117	Cutera, Inc.*	109,527
11,990	Cypress Bioscience, Inc.*	105,992
7,896	Emergent Biosolutions, Inc.*	113,387
7,942	Ensign Group, Inc. (The)	127,231
6,881	Gentiva Health Services, Inc.*	146,428
14,739	Geron Corp.*	118,207
5,009	Greatbatch, Inc.*	110,398
8,324	Hanger Orthopedic Group, Inc.*	114,205
10,412	Healthspring, Inc.*	131,503
12,689	Hi-Tech Pharmacal Co., Inc.*	198,583
2,752	ICU Medical, Inc.*	107,135
112,979	Insmed, Inc.*	111,849
6,407	Invacare Corp.	130,703
9,127	Kindred Healthcare, Inc.*	128,143
5,099	LHC Group, Inc.*	149,656
16,813	Maxygen, Inc.*	134,336
9,601	MedCath Corp.*	115,788
6,949	Merit Medical Systems, Inc.*	127,097
28,600	NovaMed, Inc.*	137,566
10,998	Odyssey HealthCare, Inc.*	128,127
10,502	Omnicell, Inc.*	131,065
5,167	OncoGenex Pharmaceutical, Inc.*	150,773
7,558	Optimer Pharmaceuticals, Inc.*	106,492
21,929	Orthovita, Inc.*	142,758
7,716	Palomar Medical Technologies, Inc.*	115,277
7,467	Par Pharmaceutical Cos., Inc.*	121,040
5,753	PharMerica Corp.*	120,583
53,301	QLT, Inc. (Canada)*	183,888
4,715	RehabCare Group, Inc.*	113,443
7,919	Res-Care, Inc.*	123,695
11,449	Salix Pharmaceuticals Ltd.*	139,449
15,055	Skilled Healthcare Group, Inc., Class A*	124,354
6,858	Somanetics Corp.*	96,218
13,387	Sun Healthcare Group, Inc.*	130,255
4,444	SXC Health Solutions Corp. (Canada)*	131,365
5,437	Synovis Life Technologies, Inc.*	84,002
7,265	Triple-S Management Corp., Class B*	124,159
19,044	ViroPharma, Inc.*	140,354
10,047	Vital Images, Inc.*	134,027
		6,206,943
	Industrials - 13.8%
7,039	AAR Corp.*	134,656
15,370	Aircastle Ltd. (Bermuda)	111,586
13,680	American Railcar Industries, Inc.	113,407
4,715	American Woodmark Corp.	110,520
4,444	Applied Signal Technology, Inc.	111,100
5,504	Argon ST, Inc.*	105,181
4,287	Arkansas Best Corp.	122,094
3,294	AZZ, Inc.*	127,643
7,829	Beacon Roofing Supply, Inc.*	131,292
15,753	China Yuchai International Ltd. (Bermuda)	132,640
11,021	Comfort Systems USA, Inc.	129,827
6,971	Cornell Cos., Inc.*	119,413
4,084	CRA International, Inc.*	109,982
8,100	Dollar Thrifty Automotive Group, Inc.*	134,055
6,024	Ducommun, Inc.	104,095
10,209	Dycom Industries, Inc.*	129,961
5,302	Encore Wire Corp.	115,000
9,060	Ennis, Inc.	133,454
12,779	Force Protection, Inc.*	66,067
5,347	G&K Services, Inc., Class A	121,484
4,805	GeoEye, Inc.*	119,164
16,452	Gibraltar Industries, Inc.	127,832
23,641	Great Lakes Dredge & Dock Corp.	136,881
13,590	Griffon Corp.*	131,008
12,080	H&E Equipment Services, Inc.*	128,531
6,205	Heidrick & Struggles International, Inc.	127,140
10,300	Herley Industries, Inc.*	125,454
4,106	ICF International, Inc.*	106,345
6,655	Insituform Technologies, Inc., Class A*	122,452
4,197	International Shipholding Corp.	121,755
10,322	Kelly Services, Inc., Class A	121,387
13,658	Kforce, Inc.*	133,029
18,098	Kimball International, Inc., Class B	123,066
10,615	Korn/Ferry International*	147,655
3,768	LB Foster Co., Class A*	113,040
5,663	M & F Worldwide Corp.*	112,637
5,437	Marten Transport Ltd.*	95,909
2,662	Michael Baker Corp.*	113,534
7,716	Mobile Mini, Inc.*	124,845
3,249	Northwest Pipe Co.*	113,000
19,337	Ocean Power Technologies, Inc.*	91,657
10,074	Quanex Building Products Corp.	119,780
17,308	Republic Airways Holdings, Inc.*	88,617
9,691	Rush Enterprises, Inc., Class A*	126,952
6,272	Saia, Inc.*	113,272
5,595	School Specialty, Inc.*	125,160
27,428	Spherion Corp.*	150,854
7,422	Sterling Construction Co., Inc.*	118,233
8,483	Tredegar Corp.	124,191
8,460	Trex Co., Inc.*	138,321
3,429	Universal Forest Products, Inc.	153,071
8,370	USA Truck, Inc.*	120,612
6,565	Viad Corp.	116,332
18,030	Volt Information Sciences, Inc.*	143,519
21,816	Waste Services, Inc.*	104,281
29,884	WCA Waste Corp.*	130,892
		6,773,865
	Information Technology - 14.3%
10,525	Actel Corp.*	117,248
42,641	Adaptec, Inc.*	113,425
6,407	Anaren, Inc.*	115,198
8,437	Avid Technology, Inc.*	103,353
3,385	Black Box Corp.	92,986
3,993	Cabot Microelectronics Corp.*	135,443
13,026	CEVA, Inc.*	114,238
36,443	Ciber, Inc.*	120,626
17,129	Clicksoftware Technologies Ltd. (Israel)*	132,236
5,459	Coherent, Inc.*	107,106
12,576	Cohu, Inc.	152,547
13,004	CPI International, Inc.*	124,188
17,241	CTS Corp.	145,342
6,182	DG FastChannel, Inc.*	129,760
11,584	Digi International, Inc.*	118,273
11,292	Dynamics Research Corp.*	139,117
10,592	Electronics for Imaging, Inc.*	120,749
5,414	EMS Technologies, Inc*	119,108
21,320	Epicor Software Corp.*	129,626
7,377	EPIQ Systems, Inc.*	118,401
15,708	Exar Corp.*	110,427
35,992	EXFO Electro Optical Engineering, Inc. (Canada)*	112,655
17,444	Harris Stratex Networks, Inc., Class A*	121,061

14,852	Imation Corp.	$134,856
17,038	Infospace, Inc.*	124,718
11,697	Insight Enterprises, Inc.*	120,479
32,363	Internap Network Services Corp.*	98,384
16,137	Internet Brands, Inc., Class A*	121,189
11,156	IXYS Corp.	86,236
7,558	JDA Software Group, Inc.*	155,770
30,786	Kopin Corp.*	122,220
25,670	Limelight Networks, Inc.*	101,653
4,399	Loral Space & Communications, Inc.*	92,071
12,215	Mercury Computer Systems, Inc.*	140,473
16,092	Methode Electronics, Inc.	121,977
16,971	MSC.Software Corp.*	124,058
5,280	Multi-Fineline Electronix, Inc.*	120,331
12,531	Novatel Wireless, Inc.*	118,794
10,885	OmniVision Technologies, Inc.*	144,009
9,916	Oplink Communications, Inc.*	126,132
5,414	OSI Systems, Inc.*	107,251
27,901	Photronics, Inc.*	142,574
38,696	Qiao Xing Mobile Communication Co. Ltd. (China)*	125,375
12,531	RadiSys Corp.*	99,246
14,424	RADVision Ltd. (Israel)*	122,171
14,650	Radware Ltd. (Israel)*	133,315
16,384	S1 Corp.*	116,163
14,063	Seachange International, Inc.*	128,676
7,062	Sigma Designs, Inc.*	114,193
11,516	Smith Micro Software, Inc.*	131,628
20,621	SonicWALL, Inc.*	156,513
14,086	StarTek, Inc.*	133,113
14,739	Super Micro Computer, Inc.*	117,028
4,512	Supertex, Inc.*	104,002
19,584	Symmetricom, Inc.*	126,904
15,889	TeleCommunication Systems, Inc., Class A*	131,561
9,173	Ultratech, Inc.*	109,250
10,368	Zoran Corp.*	119,439
		7,064,865
	Materials - 2.7%
7,490	A. Schulman, Inc.	159,612
25,174	Buckeye Technologies, Inc.*	159,855
6,452	Bway Holding Co.*	102,909
5,009	Hawkins, Inc.	93,969
24,092	KapStone Paper and Packaging Corp.*	121,424
13,590	Myers Industries, Inc.	133,725
4,151	Schweitzer-Mauduit International, Inc.	135,738
12,306	Spartech Corp.	153,825
2,572	Stepan Co.	115,174
42,798	US Gold Corp.*	126,682
		1,302,913
	Telecommunication Services - 1.2%
11,043	D&E Communications, Inc.	117,056
16,294	General Communication, Inc., Class A*	111,614
5,572	Shenandoah Telecommunications Co.	113,446
10,796	SureWest Communications*	138,296
8,866	USA Mobility, Inc.	119,691
		600,103
	Utilities - 1.4%
9,173	Brookfield Infrastructure Partners LP (Bermuda)	122,001
6,250	Central Vermont Public Service Corp.	115,250
3,474	Chesapeake Utilities Corp.	115,163
6,836	Empire District Electric Co. (The)	125,441
31,643	Star Gas Partners LP	111,067
5,482	Unitil Corp.	113,148
		702,070
	Total Investments (Cost $47,134,140)(a)-100.2%	49,387,770
	Liabilities in excess of other assets-(0.2%)	(81,424)
	Net Assets-100.0%	$49,306,346

REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $47,315,003. The net unrealized appreciation was $2,072,767 which consisted of aggregate gross unrealized appreciation of $5,852,987 and aggregate gross unrealized depreciation of $3,780,220.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Consumer Discretionary - 11.7%
4,629	America’s Car-Mart, Inc.*	$101,236
13,284	Amerigon, Inc.*	111,718
11,675	Brown Shoe Co., Inc.	90,481
3,888	Cato Corp. (The), Class A	77,293
3,042	Citi Trends, Inc.*	88,826
3,918	Core-Mark Holding Co., Inc.*	105,238
1,330	Deckers Outdoor Corp.*	89,921
2,329	DineEquity, Inc.	57,550
6,319	Grand Canyon Education, Inc.*	110,646
3,528	Group 1 Automotive, Inc.	103,935
5,206	Hawk Corp., Class A*	74,186
9,379	Interval Leisure Group, Inc.*	98,948
6,515	iRobot Corp.*	73,033
4,105	Jo-Ann Stores, Inc.*	95,647
13,949	Luby’s, Inc.*	63,468
5,859	Maidenform Brands, Inc.*	81,030
4,013	Men’s Wearhouse, Inc. (The)	86,721
7,468	Midas, Inc.*	73,709
7,308	Monarch Casino & Resort, Inc.*	66,284
11,621	Orient-Express Hotels Ltd., Class A	102,846
5,547	Overstock.com, Inc.*	73,054
5,868	Shutterfly, Inc.*	94,240
6,389	Skechers U.S.A., Inc., Class A*	88,360
10,420	Smith & Wesson Holding Corp.*	63,145
9,253	Spartan Motors, Inc.	64,771
7,988	Stamps.com, Inc.*	68,936
6,462	Steak N Shake Co. (The)*	66,042
5,569	Steinway Musical Instruments*	63,709
6,066	Sturm Ruger & Co., Inc.	75,704
2,026	UniFirst Corp.	78,852
		2,489,529
	Consumer Staples - 2.6%
2,376	American Italian Pasta Co., Class A*	74,749
5,289	Calavo Growers, Inc.	107,367
8,008	HQ Sustainable Maritime Industries, Inc.*	68,628
1,940	J & J Snack Foods Corp.	84,080
3,164	Pantry, Inc. (The)*	55,528
5,174	Susser Holdings Corp.*	60,898
6,550	Winn-Dixie Stores, Inc.*	92,813
		544,063
	Energy - 8.3%
5,884	Alon USA Energy, Inc.	59,017
6,216	Calumet Specialty Products Partners LP	109,402
8,393	Capital Product Partners LP (Marshall Islands)	88,462
2,484	Clayton Williams Energy, Inc.*	47,892
3,821	Dawson Geophysical Co.*	116,197
7,274	Delek US Holdings, Inc.	61,974
2,781	Gulfmark Offshore, Inc.*	88,964
2,087	Inergy Holdings LP	91,202
3,875	Martin Midstream Partners LP	105,477
7,533	Natural Gas Services Group, Inc.*	103,880
8,415	OSG America LP	71,023
2,615	Overseas Shipholding Group, Inc.	89,825
11,922	Patriot Coal Corp.*	99,787
5,496	Quicksilver Gas Services LP	76,999
5,728	Regency Energy Partners LP	101,386
6,984	RPC, Inc.	57,408
6,983	Superior Well Services, Inc.*	45,599
13,135	TETRA Technologies, Inc.*	101,271
4,771	Tsakos Energy Navigation Ltd. (Bermuda)	84,876
12,065	USEC, Inc.*	46,692
5,928	Western Refining, Inc.*	38,591
1,963	World Fuel Services Corp.	86,097
		1,772,021
	Financials - 16.0%
1,812	American Physicians Capital, Inc.	80,616
4,889	AMERISAFE, Inc.*	81,304
8,222	AmTrust Financial Services, Inc.	100,473
6,115	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	78,700
7,274	Bank Mutual Corp.	71,576
3,311	Berkshire Hills Bancorp, Inc.	75,689
9,517	Cardinal Financial Corp.	74,137
3,884	CNA Surety Corp.*	61,056
3,895	eHealth, Inc.*	63,255
3,299	EMC Insurance Group, Inc.	79,803
6,027	EZCORP, Inc., Class A*	76,242
9,542	First Busey Corp.	59,637
5,806	Forestar Group, Inc.*	75,594
8,786	Greene Bankshares, Inc.	52,277
12,503	Hercules Technology Growth Capital, Inc.	122,404
9,246	Heritage Commerce Corp.	37,631
8,558	Horace Mann Educators Corp.	97,133
2,137	Infinity Property & Casualty Corp.	88,771
4,086	Life Partners Holdings, Inc.	88,176
7,795	MarketAxess Holdings, Inc.*	81,536
12,634	Meadowbrook Insurance Group, Inc.	99,935
10,136	Medallion Financial Corp.	79,568
1,662	Navigators Group, Inc. (The)*	81,953
12,461	Nelnet, Inc., Class A*	178,068
8,087	Oriental Financial Group, Inc.	114,108
1,126	Park National Corp.	71,782
7,369	Penson Worldwide, Inc.*	85,996
4,514	Peoples Bancorp, Inc.	82,651
5,300	Renasant Corp.	78,917
4,597	Sandy Spring Bancorp, Inc.	74,471
8,051	SeaBright Insurance Holdings, Inc.*	78,256
6,220	Sierra Bancorp	86,271
3,531	Southside Bancshares, Inc.	79,942
5,889	SWS Group, Inc.	81,033
35	Teton Advisors, Inc.*	—
4,671	TriCo Bancshares	77,679
5,628	United Financial Bancorp, Inc.	74,740
4,393	Unitrin, Inc.	57,944
4,797	ViewPoint Financial Group	62,985
3,530	W.P. Carey & Co. LLC	95,840
7,995	Westfield Financial, Inc.	77,711
5,562	Wilmington Trust Corp.	63,907
2,516	World Acceptance Corp.*	59,680
		3,389,447
	Health Care - 11.6%
7,658	Albany Molecular Research, Inc.*	72,981
6,021	Align Technology, Inc.*	65,689

9,810	Alkermes, Inc.*	$101,239
3,042	Almost Family, Inc.*	96,492
8,656	American Caresource Holdings, Inc.*	35,490
5,289	Cantel Medical Corp.*	81,874
9,230	Celera Corp.*	55,380
11,968	Cutera, Inc.*	99,933
5,672	Cyberonics, Inc.*	94,212
13,073	Enzon Pharmaceuticals, Inc.*	106,284
2,566	Genoptix, Inc.*	80,341
9,550	Given Imaging Ltd. (Israel)	112,690
1,997	ICU Medical, Inc.*	77,743
12,508	Idera Pharmaceuticals, Inc.*	80,677
16,760	Infinity Pharmaceuticals, Inc.*	135,421
4,103	Martek Biosciences Corp.*	95,436
4,361	Matrixx Initiatives, Inc.*	24,596
12,842	Maxygen, Inc.*	102,608
8,536	Omnicell, Inc.*	106,529
10,493	PDL BioPharma, Inc.	86,357
4,096	PharMerica Corp.*	85,852
9,748	Pozen, Inc.*	74,377
4,493	RehabCare Group, Inc.*	108,102
4,610	Somanetics Corp.*	64,678
3,458	SurModics, Inc.*	77,321
10,292	Symmetry Medical, Inc.*	88,100
11,128	Vascular Solutions, Inc.*	85,574
5,697	Volcano Corp.*	86,537
4,647	Zoll Medical Corp.*	85,644
		2,468,157
	Industrials - 21.1%
3,857	AAON, Inc.	75,636
4,266	ABM Industries, Inc.	89,885
11,368	Aircastle Ltd. (Bermuda)	82,532
8,088	Albany International Corp., Class A	111,129
1,448	Allegiant Travel Co.*	62,713
13,737	Altra Holdings, Inc.*	120,748
3,610	American Woodmark Corp.	84,618
1,273	Ameron International Corp.	94,864
5,575	Apogee Enterprises, Inc.	81,283
4,137	Armstrong World Industries, Inc.*	101,770
4,699	Beacon Roofing Supply, Inc.*	78,802
9,504	CBIZ, Inc.*	62,156
6,827	China Fire & Security Group, Inc.*	107,457
6,922	Comfort Systems USA, Inc.	81,541
4,112	Cornell Cos., Inc.*	70,439
2,020	CoStar Group, Inc.*	74,195
4,925	DynCorp International, Inc., Class A*	100,027
10,565	Excel Maritime Carriers Ltd. (Liberia)	95,296
2,681	Exponent, Inc.*	69,197
9,678	Federal Signal Corp.	85,747
9,806	Force Protection, Inc.*	50,697
3,884	FreightCar America, Inc.	77,602
2,490	Genesee & Wyoming, Inc., Class A*	67,952
8,664	Griffon Corp.*	83,521
7,250	Herley Industries, Inc.*	88,305
2,718	ICF International, Inc.*	70,396
4,894	Insituform Technologies, Inc., Class A*	90,050
6,055	Kadant, Inc.*	67,271
8,615	KHD Humboldt Wedag International Ltd. (Canada)*	82,015
13,615	Kimball International, Inc., Class B	92,582
10,605	Knoll, Inc.	103,823
3,451	Layne Christensen Co.*	81,892
2,280	LB Foster Co., Class A*	68,400
3,603	Marten Transport Ltd.*	63,557
1,968	Northwest Pipe Co.*	68,447
5,014	Orion Marine Group, Inc.*	112,113
12,473	PMFG, Inc.*	140,072
9,955	Polypore International, Inc.*	122,944
2,075	Powell Industries, Inc.*	73,974
3,144	Raven Industries, Inc.	90,233
11,386	Seaspan Corp. (Hong Kong)	81,865
4,923	Standard Parking Corp.*	83,149
3,982	Sterling Construction Co., Inc.*	63,433
9,421	TBS International Ltd., Class A (Bermuda)*	76,027
5,054	Tennant Co.	110,885
12,406	Titan International, Inc.	92,301
6,866	Trex Co., Inc.*	112,259
1,806	Triumph Group, Inc.	72,132
4,340	Tutor Perini Corp.*	80,073
2,301	United Stationers, Inc.*	106,812
2,239	Universal Forest Products, Inc.	99,949
3,915	Viad Corp.	69,374
		4,474,140
	Information Technology - 17.9%
7,740	Acxiom Corp.	74,691
4,969	Arcsight, Inc.*	94,262
7,776	Ariba, Inc.*	81,726
5,174	Avocent Corp.*	80,249
12,747	BigBand Networks, Inc.*	69,981
9,103	CEVA, Inc.*	79,833
4,718	Constant Contact, Inc.*	106,674
4,945	DealerTrack Holdings, Inc.*	98,059
3,202	DG FastChannel, Inc.*	67,210
14,560	DivX, Inc.*	84,885
11,935	DSP Group, Inc.*	103,954
9,437	Echelon Corp.*	80,026
12,221	Exar Corp.*	85,914
4,443	Fair Isaac Corp.	85,261
3,901	Hughes Communications, Inc.*	101,426
11,324	Infospace, Inc.*	82,892
11,331	Integral Systems, Inc.*	81,357
6,823	Interactive Intelligence, Inc.*	110,260
7,834	IXYS Corp.	60,557
9,747	Keynote Systems, Inc.*	98,055
11,068	Measurement Specialties, Inc.*	89,097
7,360	Mellanox Technologies Ltd. (Israel)*	116,509
9,960	Micrel, Inc.	77,887
4,042	Monolithic Power Systems, Inc.*	89,692
3,745	Multi-Fineline Electronix, Inc.*	85,349
8,358	Netscout Systems, Inc.*	83,162
6,770	Oplink Communications, Inc.*	86,114
8,686	OPNET Technologies, Inc.	82,517
4,308	Pegasystems, Inc.	121,916
5,079	Rimage Corp.*	84,667
14,630	Sapient Corp*	97,728
11,969	Seachange International, Inc.*	109,516
13,829	SonicWALL, Inc.*	104,962
6,937	Sourcefire, Inc.*	122,369
13,218	Srs Labs, Inc.*	98,342
4,843	Tekelec*	89,063
7,616	TeleCommunication Systems, Inc., Class A*	63,060
10,010	TiVo, Inc.*	102,602
4,458	TNS, Inc.*	102,222
4,532	Tyler Technologies, Inc.*	69,793

10,796	VASCO Data Security International, Inc.*	$80,970
11,764	Virtusa Corp.*	109,640
		3,794,449
	Materials - 6.8%
7,708	A.M. Castle & Co.	81,319
3,110	Arch Chemicals, Inc.	82,570
4,444	Brush Engineered Materials, Inc.*	94,791
4,403	Calgon Carbon Corp.*	55,786
8,467	Glatfelter	87,633
5,065	Innophos Holdings, Inc.	95,121
2,529	Kaiser Aluminum Corp.	83,609
3,962	Koppers Holdings, Inc.	110,579
6,266	LSB Industries, Inc.*	111,284
3,278	Schweitzer-Mauduit International, Inc.	107,191
6,294	Temple-Inland, Inc.	98,564
2,352	Texas Industries, Inc.	107,016
5,605	Universal Stainless & Alloy Products, Inc.*	98,704
8,604	Wausau Paper Corp.	80,878
5,012	Worthington Industries, Inc.	66,259
5,524	Zep, Inc.	88,826
		1,450,130
	Telecommunication Services - 0.4%
5,168	iPCS, Inc.*	93,076

	Utilities - 3.4%
5,470	Brookfield Infrastructure Partners LP (Bermuda)	72,751
2,551	Chesapeake Utilities Corp.	84,566
5,449	El Paso Electric Co.*	82,334
5,018	Empire District Electric Co. (The)	92,080
2,168	Laclede Group, Inc. (The)	72,780
3,596	NorthWestern Corp.	87,023
3,259	UIL Holdings Corp.	79,520
2,857	Unisource Energy Corp.	78,853
3,646	Unitil Corp.	75,253
		725,160
	Total Common Stocks and Other Equity Interests (Cost $21,753,021)	21,200,172

	Money Market Fund - 0.1%
28,881	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,881)	28,881

	Total Investments (Cost $21,781,902)(a)-99.9%	21,229,053
	Other assets less liabilities-0.1%	16,605
	Net Assets-100.0%	$21,245,658

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $21,838,895. The net unrealized depreciation was $609,842 which consisted of aggregate gross unrealized appreciation of $2,507,474 and aggregate gross unrealized depreciation of $3,117,316.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 53.8%
25,482	AAR Corp.*	$487,471
14,139	Aerovironment, Inc.*	402,113
21,639	Alliant Techsystems, Inc.*	1,703,422
14,279	Argon ST, Inc.*	272,872
217,075	Boeing Co. (The)	9,314,688
17,613	Cubic Corp.	689,725
6,881	Ducommun, Inc.	118,904
27,768	Elbit Systems Ltd. (Israel)	1,825,468
19,568	Esterline Technologies Corp.*	556,318
134,786	General Dynamics Corp.	7,465,797
81,650	Goodrich Corp.	4,193,544
8,954	Herley Industries, Inc.*	109,060
70,671	L-3 Communications Holdings, Inc.	5,335,660
113,785	Lockheed Martin Corp.	8,506,567
28,024	Moog, Inc., Class A*	755,527
119,145	Northrop Grumman Corp.	5,311,484
37,151	Orbital Sciences Corp.*	503,024
137,952	Raytheon Co.	6,476,846
104,448	Rockwell Collins, Inc.	4,407,706
23,725	Teledyne Technologies, Inc.*	776,519
10,976	Triumph Group, Inc.	438,381
177,444	United Technologies Corp.	9,665,375
		69,316,471
	Auto Manufacturers - 1.2%
44,587	Force Protection, Inc.*	230,515
49,047	Oshkosh Corp.	1,346,340
		1,576,855
	Commercial Services - 4.3%
37,062	DynCorp International, Inc., Class A*	752,729
261,552	SAIC, Inc.*	4,731,476
		5,484,205
	Computers - 5.4%
19,739	CACI International, Inc., Class A*	911,942
99,907	Computer Sciences Corp.*	4,812,520
11,392	Integral Systems, Inc.*	81,794
14,916	Mercury Computer Systems, Inc.*	171,534
8,849	NCI, Inc., Class A*	280,425
37,037	SRA International, Inc., Class A*	729,629
		6,987,844
	Electronics - 7.8%
5,871	American Science & Engineering, Inc.	409,502
7,649	Axsys Technologies, Inc.*	410,522
59,054	Cogent, Inc.*	673,216
98,988	FLIR Systems, Inc.*	2,127,252
132,054	Garmin Ltd.	3,652,614
58,347	L-1 Identity Solutions, Inc.*	459,191
11,453	OSI Systems, Inc.*	226,884
39,416	TASER International, Inc.*	206,540
78,757	Trimble Navigation Ltd.*	1,867,328
		10,033,049
	Engineering & Construction - 2.6%
15,746	Stanley, Inc.*	484,032
54,850	URS Corp.*	2,775,410
3,378	VSE Corp.	100,023
		3,359,465
	Metal Fabricate/Hardware - 4.2%
10,471	Ladish Co., Inc.*	115,181
66,332	Precision Castparts Corp.	5,293,957
		5,409,138
	Miscellaneous Manufacturing - 13.4%
16,985	Ceradyne, Inc.*	306,579
260,393	Honeywell International, Inc.	9,035,637
111,237	ITT Corp.	5,495,108
176,920	Textron, Inc.	2,377,805
		17,215,129
	Packaging & Containers - 2.3%
61,970	Ball Corp.	2,996,869

	Software - 1.0%
23,454	ManTech International Corp., Class A*	1,250,098

	Telecommunications - 4.0%
8,609	Applied Signal Technology, Inc.	215,225
18,538	Comtech Telecommunications Corp.*	590,806
29,563	DigitalGlobe, Inc.*	538,046
10,015	EMS Technologies, Inc*	220,330
12,220	GeoEye, Inc.*	303,056
87,231	Harris Corp.	2,731,203
20,478	ViaSat, Inc.*	552,906
		5,151,572
	Total Investments (Cost $198,571,510)(a)-100.0%	128,780,695
	Liabilities in excess of other assets-(0.0%)	(44,390)
	Net Assets-100.0%	$128,736,305

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $199,396,306. The net unrealized depreciation was $70,615,611 which consisted of aggregate gross unrealized appreciation of $840,878 and aggregate gross unrealized depreciation of $71,456,489.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Cleantech™ Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Parts & Equipment - 0.9%
33,063	Fuel Systems Solutions, Inc.*	$829,220
45,212	Westport Innovations, Inc. (Canada)*	405,658
		1,234,878
	Biotechnology - 3.4%
47,324	Martek Biosciences Corp.*	1,100,756
37,231	Novozymes A/S, Class B (Denmark)	3,328,343
		4,429,099
	Building Materials - 1.6%
214,434	Kingspan Group PLC (Ireland)	1,434,945
30,406	WaterFurnace Renewable Energy, Inc. (Canada)	718,877
		2,153,822
	Chemicals - 1.6%
1,187	Gurit Holding AG (Switzerland)	556,966
88,529	Landec Corp.*	559,503
59,325	Plant Health Care PLC (United Kingdom)*	199,655
71,425	Zoltek Cos., Inc.*	708,536
		2,024,660
	Computers - 0.8%
45,193	Telvent GIT SA (Spain)	1,080,113

	Electric - 2.8%
15,564,000	Energy Development Corp. (Philippines)	1,456,697
21,332	EnerNOC, Inc.*	654,466
39,450	Ormat Technologies, Inc.	1,561,825
		3,672,988
	Electrical Components & Equipment - 17.8%
35,897	American Superconductor Corp.*	1,154,807
785,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	1,967,283
368,801	Chloride Group PLC (United Kingdom)	869,740
67,006	Energy Conversion Devices, Inc.*	954,165
61,234	EnerSys*	1,211,821
156,989	Gamesa Corporacion Tecnologica SA (Spain)	3,378,630
26,619	Saft Groupe SA (France)	1,032,919
45,136	Schneider Electric SA (France)	4,078,822
85,533	SunPower Corp., Class A*	2,754,163
142,114	Suntech Power Holdings Co. Ltd. ADR (China)*	2,613,476
46,480	Vestas Wind Systems A/S (Denmark)*	3,256,879
		23,272,705
	Electronics - 9.0%
21,291	Badger Meter, Inc.	784,573
26,784	Dionex Corp.*	1,765,333
54,100	Horiba Ltd. (Japan)	1,270,166
42,034	Itron, Inc.*	2,192,914
24,820	Roth & Rau AG (Germany)*	833,617
113,428	Trimble Navigation Ltd.*	2,689,378
15,661	Vaisala Oyj, Class A (Finland)	557,305
82,781	Woodward Governor Co.	1,625,819
		11,719,105
	Energy-Alternate Sources - 8.6%
21,111	First Solar, Inc.*	3,259,327
198,927	GT Solar International, Inc.*	1,233,347
751,937	Iberdrola Renovables SA (Spain)	3,454,030
314,200	Renewable Energy Corp. A/S (Norway)*	2,484,140
22,103	Solar Millennium AG (Germany)*	767,745
		11,198,589
	Engineering & Construction - 5.9%
251,997	ABB Ltd. (Switzerland)	4,570,482
70,581	Arcadis NV (Netherlands)	1,324,876
34,436	Grontmij NV CVA (Netherlands)	850,473
52,302	Insituform Technologies, Inc., Class A*	962,357
		7,708,188
	Environmental Control - 10.1%
459,599	Accsys Technologies PLC (United Kingdom)*	410,506
51,174	Asahi Holdings, Inc. (Japan)*	948,274
31,131	BWT AG (Austria)	636,441
105,751	Energy Recovery, Inc.*	739,199
62,696	Fuel Tech, Inc.*	561,756
575,000	Hyflux Ltd. (Singapore)	1,052,668
95,500	Kurita Water Industries Ltd. (Japan)	3,150,060
138,140	Nalco Holding Co.	2,443,697
77,835	Tetra Tech, Inc.*	2,344,390
257,800	Tomra Systems ASA (Norway)	975,770
		13,262,761
	Hand/Machine Tools - 2.0%
70,425	Baldor Electric Co.	1,814,148
5,252	Meyer Burger Technology AG (Switzerland)*	858,864
		2,673,012
	Healthcare-Services - 0.6%
14,880	Eurofins Scientific (France)	839,520

	Machinery-Diversified - 3.5%
43,815	Kadant, Inc.*	486,785
23,848	Lindsay Corp.	845,888
67,418	Roper Industries, Inc.	3,223,929
		4,556,602
	Miscellaneous Manufacturing - 14.6%
55,526	CLARCOR, Inc.	1,838,466
76,140	Donaldson Co., Inc.	2,894,081
36,236	ESCO Technologies, Inc.*	1,488,937
359,596	Hansen Transmissions International NV (Belgium)*	804,811
131,777	Hexcel Corp.*	1,345,443
97,378	Pall Corp.	2,929,130
70,571	Polypore International, Inc.*	871,552
55,236	Siemens AG (Germany)	4,385,407
47,802	SPX Corp.	2,524,902
		19,082,729
	Office Furnishings - 0.7%
125,875	Interface, Inc., Class A	873,572

	Semiconductors - 5.9%
25,579	Centrotherm Photovoltaics AG (Germany)*	1,317,131
76,620	Cree, Inc.*	2,456,437
161,323	MEMC Electronic Materials, Inc.*	2,842,512

36,011	Power Integrations, Inc.	$1,054,762
		7,670,842
	Software - 4.4%
81,265	ANSYS, Inc.*	2,540,344
147,023	Autodesk, Inc.*	3,206,571
		5,746,915
	Telecommunications - 5.8%
234,731	Corning, Inc.	3,990,427
30,509	RuggedCom, Inc. (Canada)*	649,068
137,500	Tandberg ASA (Norway)	2,903,495
		7,542,990
	Total Investments (Cost $149,433,551)(a)-100.0%	130,743,090
	Other assets less liabilities-0.0%	50,709
	Net Assets-100.0%	$130,793,799

ADR	American Depositary Receipt
CVA	Dutch Certificate

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $159,152,557. The net unrealized depreciation was $28,409,467 which consisted of aggregate gross unrealized appreciation of $6,223,575 and aggregate gross unrealized depreciation of $34,633,042.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Technical Leaders™ Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.4%
46,435	AutoNation, Inc.*	$960,276
6,803	Chipotle Mexican Grill, Inc., Class A*	638,326
138,081	Ford Motor Co.*	1,104,648
129,130	HSN, Inc.*	1,308,087
68,917	Jones Apparel Group, Inc.	948,298
77,106	Liberty Media Corp. - Capital, Series A*	1,124,206
23,535	NIKE, Inc., Class B	1,333,022
68,648	O’Reilly Automotive, Inc.*	2,791,228
38,805	Penske Automotive Group, Inc.	802,487
25,609	Polo Ralph Lauren Corp.	1,614,648
15,594	Priceline.com, Inc.*	2,021,294
15,379	Ross Stores, Inc.	678,060
16,475	Stanley Works (The)	661,471
45,554	Staples, Inc.	957,545
15,615	Target Corp.	681,126
60,954	Wyndham Worldwide Corp.	850,308
57,891	Yum! Brands, Inc.	2,052,815
		20,527,845
	Energy - 5.5%
11,918	Anadarko Petroleum Corp.	574,448
41,556	Atwood Oceanics, Inc.*	1,198,475
20,343	Foundation Coal Holdings, Inc.	730,924
34,528	Noble Energy, Inc.	2,110,351
10,940	SEACOR Holdings, Inc.*	869,511
22,783	Southwestern Energy Co.*	943,900
		6,427,609
	Financials - 11.1%
25,641	American Financial Group, Inc.	625,384
45,468	AmeriCredit Corp.*	713,393
72,002	CB Richard Ellis Group, Inc., Class A*	784,822
30,918	Charles Schwab Corp. (The)	552,505
181,691	Genworth Financial, Inc., Class A	1,253,668
54,592	HCC Insurance Holdings, Inc.	1,370,259
30,875	Macerich Co. (The) REIT	607,311
106,799	MF Global Ltd.*	681,378
20,483	Morgan Stanley	583,765
26,737	Rayonier, Inc. REIT	1,042,476
12,735	State Street Corp.	640,570
92,183	Ventas, Inc. REIT	3,254,060
71,948	XL Capital Ltd., Class A	1,013,028
		13,122,619
	Health Care - 4.8%
8,662	Cerner Corp.*	563,723
10,456	Express Scripts, Inc.*	732,338
49,412	Henry Schein, Inc.*	2,538,788
7,544	Mettler-Toledo International, Inc.*	634,149
7,791	Millipore Corp.*	542,254
12,574	Waters Corp.*	631,843
		5,643,095
	Industrials - 28.2%
20,966	Alliant Techsystems, Inc.*	1,650,443
61,244	AMETEK, Inc.	1,981,856
403,015	Avis Budget Group, Inc.*	3,445,778
52,196	C.H. Robinson Worldwide, Inc.	2,846,248
35,302	CSX Corp.	1,416,316
17,334	Danaher Corp.	1,061,534
22,084	Deere & Co.	965,954
34,281	Donaldson Co., Inc.	1,303,021
24,459	Flowserve Corp.	1,975,553
28,543	Gardner Denver, Inc.*	833,170
22,911	General Cable Corp.*	888,259
15,571	Goodrich Corp.	799,727
124,305	Hertz Global Holdings, Inc.*	1,173,439
30,853	IDEX Corp.	841,670
37,527	Iron Mountain, Inc.*	1,096,164
92,108	J.B. Hunt Transport Services, Inc.	2,574,419
39,482	Kirby Corp.*	1,461,229
29,220	McDermott International, Inc.*	570,959
24,093	Precision Castparts Corp.	1,922,862
31,466	Roper Industries, Inc.	1,504,704
18,850	Union Pacific Corp.	1,084,252
13,497	United Technologies Corp.	735,182
12,789	W.W. Grainger, Inc.	1,149,859
		33,282,598
	Information Technology - 17.2%
34,711	Amphenol Corp., Class A	1,157,612
55,484	ANSYS, Inc.*	1,734,430
21,654	Apple, Inc.*	3,538,047
18,806	BMC Software, Inc.*	639,968
72,496	Brocade Communications Systems, Inc.*	569,819
21,364	CommScope, Inc.*	546,918
286,985	Cypress Semiconductor Corp.*	3,047,781
19,473	Dolby Laboratories, Inc., Class A*	810,661
17,119	F5 Networks, Inc.*	635,457
19,494	FactSet Research Systems, Inc.	1,105,310
18,474	Fiserv, Inc.*	875,852
15,078	Hewlett-Packard Co.	652,877
23,191	Juniper Networks, Inc.*	605,981
14,540	McAfee, Inc.*	648,193
112,806	Micron Technology, Inc.*	720,830
32,873	Oracle Corp.	727,480
26,372	Salesforce.com, Inc.*	1,142,962
35,635	Western Digital Corp.*	1,077,959
		20,238,137
	Materials - 11.9%
12,713	Air Products & Chemicals, Inc.	948,390
66,822	Airgas, Inc.	2,978,925
29,607	AK Steel Holding Corp.	582,370
29,897	Ashland, Inc.	990,787
22,739	Celanese Corp., Series A	584,392
37,506	International Paper Co.	705,488
16,883	Lubrizol Corp. (The)	978,032
19,644	Praxair, Inc.	1,535,768
11,928	Schnitzer Steel Industries, Inc., Class A	641,369
30,843	Sigma-Aldrich Corp.	1,565,282
58,031	Temple-Inland, Inc.	908,765
32,476	Valspar Corp. (The)	822,292
16,625	Walter Energy, Inc.	820,610
		14,062,470
	Utilities - 3.9%
45,049	Energen Corp.	1,861,425

17,538	FPL Group, Inc.	$993,879
18,129	Public Service Enterprise Group, Inc.	588,286
20,880	Sempra Energy	1,094,738
		4,538,328
	Total Common Stocks and Other Equity Interests (Cost $103,511,507)	117,842,701

	Money Market Fund - 0.1%
79,669	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $79,669)	79,669

	Total Investments (Cost $103,591,176)(a)-100.1%	117,922,370
	Liabilities in excess of other assets-(0.1%)	(102,977)
	Net Assets-100.0%	$117,819,393

REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $104,406,250. The net unrealized appreciation was $13,516,120 which consisted of aggregate gross unrealized appreciation of $17,492,214 and aggregate gross unrealized depreciation of $3,976,094.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Bermuda - 0.4%
110,818	China Yuchai International Ltd.	$933,088
132,446	Global Sources Ltd.*	847,654
		1,780,742
	British Virgin Islands - 0.5%
130,668	Hollysys Automation Technologies Ltd.*	859,795
67,431	Origin Agritech Ltd.*	294,674
201,326	Renesola Ltd. ADR*	1,097,227
		2,251,696
	Canada - 0.4%
478,577	Silvercorp Metals, Inc.	1,756,377

	Cayman Islands - 8.7%
63,963	3SBio, Inc. ADR*	621,081
244,626	Actions Semiconductor Co. Ltd. ADR*	555,301
169,791	China Digital TV Holding Co. Ltd. ADR	1,487,369
105,485	China Distance Education Holdings Ltd. ADR*	849,154
95,442	China Medical Technologies, Inc. ADR*	1,510,847
309,098	China Nepstar Chain Drugstore Ltd. ADR	1,829,860
124,836	China Techfaith Wireless Communication Technology Ltd. ADR*	309,593
135,910	CNinsure, Inc. ADR	2,394,734
236,310	E-House China Holdings Ltd. ADR*	4,201,592
151,566	Longtop Financial Technologies Ltd. ADR*	4,233,238
112,818	New Oriental Education & Technology Group ADR*	8,292,123
112,559	Noah Education Holdings Ltd. ADR	543,660
30,361	Perfect World Co. Ltd. ADR*	1,086,317
1,321,261	Semiconductor Manufacturing International Corp. ADR*	3,501,342
129,576	Spreadtrum Communications, Inc. ADR*	409,460
87,994	Trina Solar Ltd. ADR*	2,486,710
116,211	Vanceinfo Technologies, Inc. ADR*	1,760,597
194,775	WuXi PharmaTech Cayman, Inc. ADR*	2,084,093
		38,157,071
	China - 69.3%
83,738	51job, Inc. ADR*	940,378
88,961	Acorn International, Inc. ADR*	413,669
113,868	AgFeed Industries, Inc.*	693,456
181,430	Agria Corp. ADR*	382,817
199,482	Airmedia Group, Inc. ADR*	1,188,913
724,401	Aluminum Corp. of China Ltd. ADR	20,920,701
232,361	American Oriental Bioengineering, Inc.*	1,412,755
64,496	ATA, Inc. ADR*	551,441
61,059	Baidu, Inc. ADR*	21,257,080
123,581	BMP Sunstone Corp.*	614,198
105,740	Canadian Solar, Inc.*	1,537,460
145,070	China Eastern Airlines Corp. Ltd. ADR*	4,668,353
65,424	China Finance Online Co. Ltd. ADR*	813,220
322,277	China Life Insurance Co. Ltd. ADR	21,450,757
245,823	China Petroleum and Chemical Corp. ADR	21,966,743
149,846	China Security & Surveillance Technology, Inc.*	1,321,642
389,715	China Southern Airlines Co. Ltd. ADR*	6,929,133
132,701	China Sunergy Co. Ltd. ADR*	672,794
365,504	China Telecom Corp. Ltd. ADR	19,002,553
57,919	ChinaEdu Corp. ADR*	403,695
198,710	Ctrip.com International Ltd. ADR*	10,183,888
37,610	eLong, Inc. ADR*	275,305
384,345	Focus Media Holding Ltd. ADR*	3,363,019
114,860	General Steel Holdings, Inc.*	545,585
670,061	Giant Interactive Group, Inc. ADR	5,447,596
420,567	Guangshen Railway Co. Ltd. ADR	10,240,806
241,044	Gushan Environmental Energy Ltd. ADR	597,789
105,774	Home Inns & Hotels Management, Inc. ADR*	1,692,384
625,637	Huaneng Power International, Inc. ADR	19,557,413
64,515	Hurray! Holding Co. Ltd. ADR*	243,222
498,278	JA Solar Holdings Co. Ltd. ADR*	2,396,717
24,364	Jinpan International Ltd.	884,413
106,091	KongZhong Corp. ADR*	1,317,650
335,947	LDK Solar Co. Ltd. ADR*	3,675,260
121,080	Linktone Ltd. ADR*	274,852
320,466	Mindray Medical International Ltd. ADR	9,524,250
360,556	NetEase.com, Inc. ADR*	15,886,097
161,519	PetroChina Co. Ltd. ADR	19,018,862
141,072	Qiao Xing Mobile Communication Co. Ltd.*	457,073
83,031	Qiao Xing Universal Telephone, Inc.*	185,159
206,024	Shanda Interactive Entertainment Ltd. ADR*	10,214,670
184,069	Simcere Pharmaceutical Group ADR*	1,744,974
164,881	SINA Corp.*	5,470,752
213,787	Sinopec Shanghai Petrochemical Co. Ltd. ADR*	9,780,755
126,508	Sinovac Biotech Ltd.*	592,057
186,481	Solarfun Power Holdings Co. Ltd. ADR*	1,342,663
522,251	Suntech Power Holdings Co. Ltd. ADR*	9,604,196
79,742	The9 Ltd. ADR	696,148
100,119	Tongjitang Chinese Medicines Co. ADR*	300,357
98,429	Vimicro International Corp. ADR*	248,041
212,823	VisionChina Media, Inc. ADR*	1,398,247
305,377	WSP Holdings Ltd. ADR	1,911,660
216,186	Xinhua Sports & Entertainment Ltd. ADR*	287,527
213,615	Xinyuan Real Estate Co. Ltd. ADR*	1,452,582
1,333,866	Yanzhou Coal Mining Co. Ltd. ADR	20,661,584
423,445	Yingli Green Energy Holding Co. Ltd. ADR*	5,619,115
52,263	Yucheng Technologies Ltd.*	435,351
		304,669,777
	Hong Kong - 13.4%
307,984	CDC Corp., Class A*	939,351
356,857	China Mobile Ltd. ADR	18,724,287
51,515	China Natural Resources, Inc.*	633,635
1,317,290	China Unicom Ltd. ADR	18,942,630
141,862	CNOOC Ltd. ADR	18,914,460
132,226	Nam Tai Electronics, Inc.	605,595
		58,759,958
	United States - 7.3%
171,438	Advanced Battery Technologies, Inc.*	735,469
51,283	American Dairy, Inc.*	1,368,230

97,256	A-Power Energy Generation Systems Ltd.*	$1,063,981
130,388	AsiaInfo Holdings, Inc.*	2,512,577
152,365	China Architectural Engineering, Inc.*	301,683
80,237	China Automotive Systems, Inc.*	568,880
169,541	China BAK Battery, Inc.*	561,181
81,944	China Fire & Security Group, Inc.*	1,289,798
55,290	China Green Agriculture, Inc.*	643,576
91,866	China Housing & Land Development, Inc.*	556,708
143,100	China Information Security Technology, Inc.*	538,056
229,619	China Infrastructure Investment Corp.*	270,950
112,922	China INSOnline Corp.*	175,029
134,459	China Precision Steel, Inc.*	407,411
50,090	China Sky One Medical, Inc.*	770,885
66,030	China TransInfo Technology Corp.*	373,730
50,790	China-Biotics, Inc.*	507,900
106,005	ChinaCast Education Corp.*	630,730
43,454	Chindex International, Inc.*	566,206
117,696	Cogo Group, Inc.*	769,732
65,557	Fuqi International, Inc.*	1,587,135
82,959	Fushi Copperweld, Inc.*	732,528
65,681	Harbin Electric, Inc.*	1,039,073
39,900	HQ Sustainable Maritime Industries, Inc.*	341,943
160,171	Shengda Tech, Inc.*	831,287
113,523	Sohu.com, Inc.*	6,944,202
54,351	SORL Auto Parts, Inc.*	219,034
112,366	Sutor Technology Group Ltd.*	459,577
160,267	Synutra International, Inc.*	2,117,127
208,116	Tiens Biotech Group USA, Inc.*	609,780
374,372	UTStarcom, Inc.*	640,176
80,169	Wonder Auto Technology, Inc.*	900,298
82,101	Zhongpin, Inc.*	987,675
		32,022,547
	Total Investments (Cost $491,525,331)(a)-100.0%	439,398,168
	Other assets less liabilities-0.0%	102,038
	Net Assets-100.0%	$439,500,206

ADR	American Depositary Receipt

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $505,280,208. The net unrealized depreciation was $65,882,040 which consisted of aggregate gross unrealized appreciation of $36,676,364 and aggregate gross unrealized depreciation of $102,558,404.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Listed Private Equity Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 96.2%
	Banks - 4.7%
141,086	SVB Financial Group*	$4,973,282

	Commercial Services - 1.5%
409,180	Macquarie Infrastructure Co. LLC	1,591,710

	Diversified Financial Services - 11.0%
69,516	Affiliated Managers Group, Inc.*	4,589,446
125,667	Evercore Partners, Inc., Class A	2,471,870
60,606	Greenhill & Co., Inc.	4,564,844
		11,626,160
	Electric - 4.2%
190,600	Otter Tail Corp.	4,442,886

	Holding Companies-Diversified - 12.7%
305,365	Compass Diversified Holdings	2,748,285
437,537	Leucadia National Corp.*	10,719,656
		13,467,941
	Internet - 4.6%
357,435	Internet Capital Group, Inc.*	2,670,039
1,198,607	Safeguard Scientifics, Inc.*	2,169,479
		4,839,518
	Investment Companies - 53.6%
1,087,753	Allied Capital Corp.	4,340,134
1,224,148	American Capital Ltd.	4,419,174
727,421	Apollo Investment Corp.	5,179,238
490,146	Ares Capital Corp.	4,426,018
359,188	BlackRock Kelso Capital Corp.	3,031,547
33,341	Capital Southwest Corp.	2,736,296
230,464	Fifth Street Finance Corp.	2,385,302
300,000	Financial Select Sector SPDR Fund	3,903,000
200,079	Gladstone Capital Corp.	2,004,792
232,677	Gladstone Investment Corp.	1,249,475
243,741	Harris & Harris Group, Inc.*	1,579,442
282,507	Hercules Technology Growth Capital, Inc.	2,765,744
102,975	Kayne Anderson Energy Development Co.	1,398,401
30,358	KKR Financial Holdings LLC	61,930
178,085	Kohlberg Capital Corp.	1,059,606
609,504	MCG Capital Corp.*	2,090,599
254,245	MVC Capital, Inc.	2,341,596
263,253	NGP Capital Resources Co.	1,666,392
205,319	PennantPark Investment Corp.	1,700,041
200,000	PowerShares Dividend Achievers Portfolio(=)	2,266,000
322,595	Prospect Capital Corp.	3,225,950
55,000	SPDR KBW Capital Markets ETF	1,962,950
218,890	TICC Capital Corp.	1,048,483
		56,842,110
	Water - 3.9%
137,716	Pico Holdings, Inc.*	4,176,926

	Total Investments (Cost $88,336,416)(a)-96.2%	101,960,533
	Other assets less liabilities-3.8%	4,031,929
	Net Assets-100.0%	$105,992,462

ETF	Exchanged Traded Fund

* Non-income producing security.

(=) The PowerShares Dividend Achievers Portfolio and the PowerShares Listed Private Equity Portfolio have the same adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings for the investment in the PowerShares Listed Private Equity Portfolio for the three months ended July 31, 2009.

	Value			Change in Unrealized	Realized	Value
	April 30, 2009	Purchase at Cost	Proceeds from Sales	Appreciation	Gain/Loss	July 31, 2009	Dividend Income
PowerShares Dividend Achievers Portfolio	$—	$2,237,320	$—	$28,680	$—	$2,266,000	$—

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $147,840,920. The net unrealized depreciation was $45,880,387 which consisted of aggregate gross unrealized appreciation of $14,885,091 and aggregate gross unrealized depreciation of $60,765,478.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Auto Manufacturers - 3.0%
18,501	Toyota Motor Corp. ADR (Japan)	$1,557,414

	Biotechnology - 6.7%
504,079	Nanosphere, Inc.*	3,558,798

	Chemicals - 17.7%
22,276	Air Products & Chemicals, Inc.	1,661,790
57,170	E.I. du Pont de Nemours & Co.	1,768,268
622,312	Shengda Tech, Inc.*	3,229,799
391,793	Symyx Technologies, Inc.*	2,715,125
		9,374,982
	Commercial Services - 4.7%
2,579,435	Altair Nanotechnologies, Inc. (Canada)*	2,501,536

	Computers - 6.1%
38,021	Hewlett-Packard Co.	1,646,309
13,551	International Business Machines Corp.	1,598,070
		3,244,379
	Electrical Components & Equipment - 5.0%
410,490	Ener1, Inc.*	2,618,926

	Electronics - 10.4%
108,558	FEI Co.*	2,659,671
52,977	NVE Corp.*	2,846,454
		5,506,125
	Energy-Alternate Sources - 4.3%
731,325	Headwaters, Inc.*	2,245,168

	Investment Companies - 4.9%
399,528	Harris & Harris Group, Inc.*	2,588,941

	Miscellaneous Manufacturing - 6.4%
24,480	3M Co.	1,726,330
122,463	General Electric Co.	1,641,004
		3,367,334
	Pharmaceuticals - 14.8%
381,245	BioDelivery Sciences International, Inc.*	2,142,597
339,756	Elan Corp. PLC ADR (Ireland)*	2,677,277
378,901	Flamel Technologies SA ADR (France)*	3,012,263
		7,832,137
	Semiconductors - 10.8%
88,790	Intel Corp.	1,709,208
213,217	Veeco Instruments, Inc.*	4,017,008
		5,726,216
	Software - 4.9%
433,968	Accelrys, Inc.*	2,603,808

	Total Common Stocks and Other Equity Interests (Cost $59,953,265)	52,725,764

	Money Market Fund - 0.4%
242,396	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $242,396)	242,396

	Total Investments (Cost $60,195,661)(a)-100.1%	52,968,160
	Liabilities in excess of other assets-(0.1%)	(67,141)
	Net Assets-100.0%	$52,901,019

ADR	American Depositary Receipt

*Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $70,147,484. The net unrealized depreciation was $17,179,324 which consisted of aggregate gross unrealized appreciation of $5,016,553 and aggregate gross unrealized depreciation of $22,195,877.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ-100 BuyWrite

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (<) - 105.8%
	Airlines - 0.2%
527	Ryanair Holdings PLC ADR (Ireland)*	$14,919

	Auto Manufacturers - 1.0%
1,857	PACCAR, Inc.	64,345

	Beverages - 0.2%
406	Hansen Natural Corp.*	12,590

	Biotechnology - 11.0%
2,152	Amgen, Inc.*	134,091
1,431	Biogen Idec, Inc.*	68,044
2,081	Celgene Corp.*	118,534
1,542	Genzyme Corp.*	80,015
4,071	Gilead Sciences, Inc.*	199,194
551	Illumina, Inc.*	19,913
806	Life Technologies Corp.*	36,697
826	Vertex Pharmaceuticals, Inc.*	29,744
		686,232
	Chemicals - 0.4%
535	Sigma-Aldrich Corp.	27,151

	Commercial Services - 2.6%
742	Apollo Group, Inc., Class A*	51,228
1,617	Automatic Data Processing, Inc.	60,233
1,561	Paychex, Inc.	41,367
520	Pharmaceutical Product Development, Inc.	10,800
		163,628
	Computers - 21.0%
5,675	Apple, Inc.*	927,238
1,298	Cognizant Technology Solutions Corp., Class A*	38,408
3,273	Dell, Inc.*	43,793
512	Infosys Technologies Ltd. ADR (India)*	22,031
790	Logitech International SA (Switzerland)*	13,225
1,577	NetApp, Inc.*	35,420
2,584	Research In Motion Ltd. (Canada)*	196,384
2,235	Seagate Technology (Cayman Islands)	26,909
		1,303,408
	Distribution/Wholesale - 0.4%
648	Fastenal Co.	23,049

	Electronics - 1.0%
4,009	Flextronics International Ltd. (Singapore)*	21,328
717	FLIR Systems, Inc.*	15,408
847	Garmin Ltd.	23,428
		60,164
	Energy-Alternate Sources - 0.8%
337	First Solar, Inc.*	52,029

	Engineering & Construction - 0.2%
598	Foster Wheeler AG (Switzerland)*	13,814

	Environmental Control - 0.3%
407	Stericycle, Inc.*	20,838

	Healthcare-Products - 1.8%
650	DENTSPLY International, Inc.	21,677
410	Henry Schein, Inc.*	21,066
1,230	Hologic, Inc.*	18,069
172	Intuitive Surgical, Inc.*	39,099
530	Patterson Cos., Inc.*	13,441
		113,352
	Internet - 11.8%
750	Akamai Technologies, Inc.*	12,330
1,301	Amazon.com, Inc.*	111,574
120	Baidu, Inc. ADR (China)*	41,777
4,376	eBay, Inc.*	92,990
1,293	Expedia, Inc.*	26,778
669	Google, Inc., Class A*	296,400
714	IAC/InterActiveCorp.*	13,145
2,476	Liberty Media Corp. - Interactive, Class A*	16,490
3,915	Symantec Corp.*	58,451
824	VeriSign, Inc.*	16,843
3,060	Yahoo!, Inc.*	43,819
		730,597
	Iron/Steel - 0.3%
1,008	Steel Dynamics, Inc.	16,491

	Lodging - 0.5%
612	Wynn Resorts Ltd.*	31,316

	Machinery-Construction & Mining - 0.3%
458	Joy Global, Inc.	17,028

	Media - 4.5%
6,591	Comcast Corp., Class A	97,942
3,347	DIRECTV Group, Inc. (The)*	86,687
981	DISH Network Corp., Class A*	16,628
649	Liberty Global, Inc., Class A*	13,597
6,472	News Corp., Class A	66,856
		281,710
	Pharmaceuticals - 4.7%
328	Cephalon, Inc.*	19,237
1,104	Express Scripts, Inc.*	77,324
3,283	Teva Pharmaceutical Industries Ltd. ADR (Israel)	175,116
1,142	Warner Chilcott Ltd., Class A*	17,244
		288,921
	Retail - 5.5%
1,600	Bed Bath & Beyond, Inc.*	55,600
1,043	Costco Wholesale Corp.	51,629
617	O’Reilly Automotive, Inc.*	25,087
585	Ross Stores, Inc.	25,793
572	Sears Holdings Corp.*	37,946
2,191	Staples, Inc.	46,055
4,666	Starbucks Corp.*	82,588
758	Urban Outfitters, Inc.*	18,222
		342,920
	Semiconductors - 8.5%
1,882	Altera Corp.	35,175
3,135	Applied Materials, Inc.	43,263
1,788	Broadcom Corp., Class A*	50,475
8,919	Intel Corp.	171,691
939	KLA-Tencor Corp.	29,935
595	Lam Research Corp.*	17,886
1,355	Linear Technology Corp.	36,409
2,694	Marvell Technology Group Ltd. (Bermuda)*	35,938
1,368	Maxim Integrated Products, Inc.	24,241

693	Microchip Technology, Inc.	$18,662
2,446	NVIDIA Corp.*	31,627
1,658	Xilinx, Inc.	35,962
		531,264
	Software - 15.4%
5,240	Activision Blizzard, Inc.*	59,998
2,341	Adobe Systems, Inc.*	75,895
1,084	Autodesk, Inc.*	23,642
2,273	CA, Inc.	48,051
366	Cerner Corp.*	23,819
946	Check Point Software Technologies (Israel)*	25,249
981	Citrix Systems, Inc.*	34,924
1,485	Electronic Arts, Inc.*	31,883
888	Fiserv, Inc.*	42,100
1,856	Intuit, Inc.*	55,123
13,969	Microsoft Corp.	328,551
9,476	Oracle Corp.	209,704
		958,939
	Telecommunications - 11.6%
9,398	Cisco Systems, Inc.*	206,850
1,568	Juniper Networks, Inc.*	40,972
479	Millicom International Cellular SA (Luxembourg)*	35,518
735	NII Holdings, Inc.*	16,920
9,103	QUALCOMM, Inc.	420,649
		720,909
	Textiles - 0.3%
836	Cintas Corp.	21,051

	Transportation - 1.5%
764	C.H. Robinson Worldwide, Inc.	41,661
951	Expeditors International of Washington, Inc.	32,268
575	J.B. Hunt Transport Services, Inc.	16,071
		90,000
	Total Common Stocks and Other Equity Interests (Cost $5,520,779)	6,586,665

	Money Market Fund - 0.0%
1,899	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $1,899)	1,899

	Total Investments (Cost $5,522,678)(a)-105.8%	6,588,564
	Liabilities in excess of other assets-(5.8%)	(365,551)
	Net Assets-100.0%	$6,223,013

ADR	American Depositary Receipt

* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $5,522,678. The net unrealized appreciation was $1,065,886 which consisted of aggregate gross unrealized appreciation of $1,122,079 and aggregate gross unrealized depreciation of $56,193.

The following written option contracts were open at July 31, 2009:

	Contract	Strike	No. of	Premiums		Unrealized
	Month	Price	Contracts	Received	Value	Depreciation
Call Option Mini-NASDAQ-100 Index	Aug-09	$153	6	$2,291	$(5,340)	$(3,049)

Call Option NASDAQ-100 Index	Aug-09	1,525	40	153,350	(357,400)	(204,050)

				$155,641	$(362,740)	$(207,099)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) - 105.6%
	Consumer Discretionary - 9.6%
1,116	Abercrombie & Fitch Co., Class A	$31,906
4,128	Amazon.com, Inc.*	354,017
1,382	Apollo Group, Inc., Class A*	95,413
1,372	AutoNation, Inc.*	28,373
463	AutoZone, Inc.*	71,103
3,328	Bed Bath & Beyond, Inc.*	115,648
4,374	Best Buy Co., Inc.	163,456
1,049	Big Lots, Inc.*	24,169
763	Black & Decker Corp. (The)	28,689
5,614	Carnival Corp.	157,136
8,706	CBS Corp., Class B	71,302
1,581	Centex Corp.*	17,249
4,069	Coach, Inc.	120,402
36,945	Comcast Corp., Class A	549,003
3,499	D.R. Horton, Inc.	40,553
1,758	Darden Restaurants, Inc.	56,942
782	DeVry, Inc.	38,897
6,715	DIRECTV Group, Inc. (The)*	173,918
3,405	Eastman Kodak Co.	10,113
2,671	Expedia, Inc.*	55,316
1,780	Family Dollar Stores, Inc.	55,928
41,235	Ford Motor Co.*	329,880
1,925	Fortune Brands, Inc.	76,172
2,090	GameStop Corp., Class A*	45,750
2,950	Gannett Co., Inc.	20,650
5,893	Gap, Inc. (The)	96,174
2,043	Genuine Parts Co.	72,363
3,069	Goodyear Tire & Rubber Co. (The)*	52,234
4,353	H&R Block, Inc.	72,652
3,005	Harley-Davidson, Inc.	67,913
873	Harman International Industries, Inc.	21,546
1,580	Hasbro, Inc.	41,870
21,734	Home Depot, Inc. (The)	563,780
3,796	International Game Technology	74,971
6,071	Interpublic Group of Cos., Inc.*	31,630
3,022	J.C. Penney Co., Inc.	91,113
7,615	Johnson Controls, Inc.	197,076
940	KB Home	15,689
3,912	Kohl’s Corp.*	189,928
1,990	Leggett & Platt, Inc.	34,526
1,791	Lennar Corp., Class A	21,205
3,428	Limited Brands, Inc.	44,358
18,919	Lowe’s Cos., Inc.	424,921
5,389	Macy’s, Inc.	74,961
3,803	Marriott International, Inc., Class A	81,917
4,594	Mattel, Inc.	80,763
14,137	McDonald’s Corp.	778,383
4,031	McGraw-Hill Cos., Inc. (The)	126,372
457	Meredith Corp.	12,097
1,481	New York Times Co. (The), Class A	11,655
3,524	Newell Rubbermaid, Inc.	45,354
29,473	News Corp., Class A	304,456
4,965	NIKE, Inc., Class B	281,218
2,032	Nordstrom, Inc.	53,726
3,486	Office Depot, Inc.*	15,861
3,983	Omnicom Group, Inc.	135,422
1,738	O’Reilly Automotive, Inc.*	70,667
716	Polo Ralph Lauren Corp.	45,144
2,724	Pulte Homes, Inc.	30,972
1,589	RadioShack Corp.	24,645
1,147	Scripps Networks Interactive, Inc., Class A	37,025
686	Sears Holdings Corp.*	45,509
1,260	Sherwin-Williams Co. (The)	72,765
731	Snap-On, Inc.	26,046
1,005	Stanley Works (The)	40,351
9,166	Staples, Inc.	192,669
9,428	Starbucks Corp.*	166,876
2,369	Starwood Hotels & Resorts Worldwide, Inc.	55,932
9,638	Target Corp.	420,410
1,574	Tiffany & Co.	46,952
4,515	Time Warner Cable, Inc.	149,266
15,331	Time Warner, Inc.	408,724
5,299	TJX Cos., Inc. (The)	191,983
1,134	VF Corp.	73,358
7,771	Viacom, Inc., Class B*	179,976
23,790	Walt Disney Co. (The)	597,605
75	Washington Post Co. (The), Class B	33,863
938	Whirlpool Corp.	53,550
2,260	Wyndham Worldwide Corp.	31,527
859	Wynn Resorts Ltd.*	43,955
5,913	Yum! Brands, Inc.	209,675
		10,097,564
	Consumer Staples - 12.5%
26,492	Altria Group, Inc.	464,405
8,226	Archer-Daniels-Midland Co.	247,767
5,470	Avon Products, Inc.	177,119
1,251	Brown-Forman Corp., Class B	54,981
2,558	Campbell Soup Co.	79,375
1,782	Clorox Co. (The)	108,720
25,474	Coca-Cola Co. (The)	1,269,624
4,063	Coca-Cola Enterprises, Inc.	76,344
6,400	Colgate-Palmolive Co.	463,616
5,730	ConAgra Foods, Inc.	112,480
2,497	Constellation Brands, Inc., Class A*	34,109
5,561	Costco Wholesale Corp.	275,269
18,654	CVS Caremark Corp.	624,536
2,246	Dean Foods Co.*	47,593
3,252	Dr Pepper Snapple Group, Inc.*	80,032
1,474	Estee Lauder Cos., Inc. (The), Class A	53,713
4,215	General Mills, Inc.	248,306
4,032	H.J. Heinz Co.	155,071
2,123	Hershey Co. (The)	84,814
887	Hormel Foods Corp.	31,852
1,517	J.M. Smucker Co. (The)	75,896
3,235	Kellogg Co.	153,662
5,307	Kimberly-Clark Corp.	310,194
18,870	Kraft Foods, Inc., Class A	534,776
8,359	Kroger Co. (The)	178,715
2,155	Lorillard, Inc.	158,867
1,655	McCormick & Co., Inc.	53,324
1,909	Molson Coors Brewing Co., Class B	86,306
1,750	Pepsi Bottling Group, Inc. (The)	59,412
19,920	PepsiCo, Inc.	1,130,460
25,099	Philip Morris International, Inc.	1,169,613

37,295	Procter & Gamble Co. (The)	$2,070,245
2,165	Reynolds American, Inc.	94,199
5,457	Safeway, Inc.	103,301
8,913	Sara Lee Corp.	94,834
2,686	SUPERVALU, Inc.	39,833
7,559	Sysco Corp.	179,602
3,835	Tyson Foods, Inc., Class A	43,834
12,707	Walgreen Co.	394,552
28,554	Wal-Mart Stores, Inc.	1,424,274
1,782	Whole Foods Market, Inc.*	43,107
		13,088,732
	Energy - 12.7%
6,395	Anadarko Petroleum Corp.	308,239
4,294	Apache Corp.	360,481
3,969	Baker Hughes, Inc.	160,744
3,742	BJ Services Co.	53,062
1,316	Cabot Oil & Gas Corp.	46,231
2,779	Cameron International Corp.*	86,788
7,222	Chesapeake Energy Corp.	154,840
25,650	Chevron Corp.	1,781,905
18,983	ConocoPhillips	829,747
2,315	CONSOL Energy, Inc.	82,252
3,158	Denbury Resources, Inc.*	52,423
5,687	Devon Energy Corp.	330,358
890	Diamond Offshore Drilling, Inc.	79,984
8,982	El Paso Corp.	90,359
1,818	ENSCO International, Inc.	68,884
3,206	EOG Resources, Inc.	237,340
62,438	Exxon Mobil Corp.	4,395,011
1,583	FMC Technologies, Inc.*	68,860
11,495	Halliburton Co.	253,925
3,645	Hess Corp.	201,204
9,069	Marathon Oil Corp.	292,475
1,084	Massey Energy Co.	28,834
2,444	Murphy Oil Corp.	142,241
3,626	Nabors Industries Ltd. (Bermuda)*	61,715
5,357	National Oilwell Varco, Inc.*	192,531
2,221	Noble Energy, Inc.	135,748
10,386	Occidental Petroleum Corp.	740,937
3,425	Peabody Energy Corp.	113,402
1,447	Pioneer Natural Resources Co.	41,312
2,006	Range Resources Corp.	93,098
1,435	Rowan Cos., Inc.	30,609
15,330	Schlumberger Ltd.	820,155
2,810	Smith International, Inc.	70,615
4,402	Southwestern Energy Co.*	182,375
8,264	Spectra Energy Corp.	151,727
1,484	Sunoco, Inc.	36,640
1,756	Tesoro Corp.	22,986
7,128	Valero Energy Corp.	128,304
7,434	Williams Cos., Inc. (The)	124,073
7,427	XTO Energy, Inc.	298,788
		13,351,202
	Financials - 14.6%
5,990	Aflac, Inc.	226,781
6,872	Allstate Corp. (The)	184,926
15,215	American Express Co.	431,041
1,707	American International Group, Inc.	22,430
3,264	Ameriprise Financial, Inc.	90,739
3,547	Aon Corp.	139,929
1,486	Apartment Investment & Management Co., Class A REIT	13,939
1,495	Assurant, Inc.	38,152
1,015	AvalonBay Communities, Inc. REIT	59,073
110,559	Bank of America Corp.	1,635,168
15,316	Bank of New York Mellon Corp. (The)	418,739
8,288	BB&T Corp.	189,629
1,775	Boston Properties, Inc. REIT	93,898
5,789	Capital One Financial Corp.	177,722
3,003	CB Richard Ellis Group, Inc., Class A*	32,733
12,033	Charles Schwab Corp. (The)	215,030
4,511	Chubb Corp. (The)	208,318
2,064	Cincinnati Financial Corp.	49,846
70,636	Citigroup, Inc.	223,916
851	CME Group, Inc.	237,284
1,918	Comerica, Inc.	45,725
6,863	Discover Financial Services	81,532
14,272	E*TRADE Financial Corp.*	21,408
3,509	Equity Residential REIT	84,216
1,136	Federated Investors, Inc., Class B	29,456
10,188	Fifth Third Bancorp	96,786
2,728	First Horizon National Corp.*	34,973
1,931	Franklin Resources, Inc.	171,241
5,499	Genworth Financial, Inc., Class A	37,943
6,450	Goldman Sachs Group, Inc. (The)	1,053,285
4,130	Hartford Financial Services Group, Inc. (The)	68,104
3,492	HCP, Inc. REIT	89,954
1,410	Health Care, Inc. REIT	56,485
7,704	Host Hotels & Resorts, Inc. REIT	69,952
6,683	Hudson City Bancorp, Inc.	93,963
6,900	Huntington Bancshares, Inc.	28,221
933	IntercontinentalExchange, Inc.*	87,758
5,271	Invesco Ltd.(-)	104,102
2,300	Janus Capital Group, Inc.	31,418
49,917	JPMorgan Chase & Co.	1,929,292
10,039	KeyCorp	58,025
4,109	Kimco Realty Corp. REIT	40,433
1,817	Legg Mason, Inc.	51,130
2,300	Leucadia National Corp.*	56,350
3,793	Lincoln National Corp.	80,374
4,629	Loews Corp.	138,963
1,047	M&T Bank Corp.	61,061
6,695	Marsh & McLennan Cos., Inc.	136,712
4,472	Marshall & Ilsley Corp.	27,011
2,162	MBIA, Inc.*	9,059
10,487	MetLife, Inc.	356,034
2,446	Moody’s Corp.	58,068
17,318	Morgan Stanley	493,563
1,745	NASDAQ OMX Group, Inc. (The)*	36,872
3,087	Northern Trust Corp.	184,633
3,332	NYSE Euronext	89,797
4,463	People’s United Financial, Inc.	72,524
2,087	Plum Creek Timber Co., Inc. REIT	65,281
5,897	PNC Financial Services Group, Inc.	216,184
3,981	Principal Financial Group, Inc.	94,350
8,725	Progressive Corp. (The)*	135,935
5,618	ProLogis REIT	49,382
5,931	Prudential Financial, Inc.	262,565
1,608	Public Storage REIT	116,693
14,800	Regions Financial Corp.	65,416
3,559	Simon Property Group, Inc. REIT	198,307
5,990	SLM Corp.*	53,251
6,326	State Street Corp.	318,198

6,388	SunTrust Banks, Inc.	$124,566
3,274	T. Rowe Price Group, Inc.	152,929
1,051	Torchmark Corp.	41,052
7,502	Travelers Cos., Inc. (The)	323,111
24,316	U.S. Bancorp	496,290
4,246	Unum Group	79,697
2,005	Ventas, Inc. REIT	70,777
2,035	Vornado Realty Trust REIT	103,826
59,576	Wells Fargo & Co.	1,457,229
4,383	XL Capital Ltd., Class A	61,713
1,463	Zions Bancorp	19,868
		15,362,336
	Health Care - 14.5%
19,801	Abbott Laboratories	890,847
5,726	Aetna, Inc.	154,430
3,940	Allergan, Inc.	210,514
3,870	AmerisourceBergen Corp.	76,316
12,971	Amgen, Inc.*	808,223
7,751	Baxter International, Inc.	436,924
3,070	Becton, Dickinson and Co.	200,010
3,696	Biogen Idec, Inc.*	175,745
19,301	Boston Scientific Corp.*	207,293
25,382	Bristol-Myers Squibb Co.	551,805
1,273	C.R. Bard, Inc.	93,655
4,613	Cardinal Health, Inc.	153,613
5,897	Celgene Corp.*	335,893
938	Cephalon, Inc.*	55,014
3,496	CIGNA Corp.	99,286
1,884	Coventry Health Care, Inc.*	43,332
1,326	DaVita, Inc.*	65,902
1,903	DENTSPLY International, Inc.	63,465
12,956	Eli Lilly & Co.	452,035
3,474	Express Scripts, Inc.*	243,319
3,866	Forest Laboratories, Inc.*	99,859
3,457	Genzyme Corp.*	179,384
11,614	Gilead Sciences, Inc.*	568,273
2,056	Hospira, Inc.*	79,012
2,173	Humana, Inc.*	71,383
2,307	IMS Health, Inc.	27,684
485	Intuitive Surgical, Inc.*	110,250
35,258	Johnson & Johnson	2,146,860
3,148	King Pharmaceuticals, Inc.*	28,552
1,388	Laboratory Corp. of America Holdings*	93,260
2,237	Life Technologies Corp.*	101,851
3,477	McKesson Corp.	177,849
6,180	Medco Health Solutions, Inc.*	326,675
14,328	Medtronic, Inc.	507,498
27,019	Merck & Co., Inc.	810,840
703	Millipore Corp.*	48,929
3,871	Mylan, Inc.*	51,058
1,161	Patterson Cos., Inc.*	29,443
1,480	PerkinElmer, Inc.	26,092
86,344	Pfizer, Inc.	1,375,460
1,925	Quest Diagnostics, Inc.	105,143
20,864	Schering-Plough Corp.	553,105
4,438	St. Jude Medical, Inc.*	167,357
3,054	Stryker Corp.	118,739
5,300	Tenet Healthcare Corp.*	20,935
5,359	Thermo Fisher Scientific, Inc.*	242,655
15,241	UnitedHealth Group, Inc.	427,662
1,607	Varian Medical Systems, Inc.*	56,679
1,236	Waters Corp.*	62,109
1,338	Watson Pharmaceuticals, Inc.*	46,469
6,210	WellPoint, Inc.*	326,894
17,087	Wyeth	795,400
2,756	Zimmer Holdings, Inc.*	128,430
		15,229,410
	Industrials - 10.5%
8,898	3M Co.	627,487
1,431	Avery Dennison Corp.	38,251
9,304	Boeing Co. (The)	399,235
3,568	Burlington Northern Santa Fe Corp.	280,409
2,172	C.H. Robinson Worldwide, Inc.	118,439
7,710	Caterpillar, Inc.	339,703
1,668	Cintas Corp.	42,000
2,132	Cooper Industries Ltd., Class A	70,249
5,016	CSX Corp.	201,242
2,586	Cummins, Inc.	111,224
3,266	Danaher Corp.	200,010
5,416	Deere & Co.	236,896
2,383	Dover Corp.	81,046
682	Dun & Bradstreet Corp. (The)	49,097
2,121	Eaton Corp.	110,122
9,628	Emerson Electric Co.	350,267
1,603	Equifax, Inc.	41,758
2,720	Expeditors International of Washington, Inc.	92,290
1,641	Fastenal Co.	58,370
3,990	FedEx Corp.	270,682
710	Flowserve Corp.	57,347
2,305	Fluor Corp.	121,704
4,933	General Dynamics Corp.	273,239
135,499	General Electric Co.	1,815,687
1,586	Goodrich Corp.	81,457
9,530	Honeywell International, Inc.	330,691
4,926	Illinois Tool Works, Inc.	199,749
2,308	Iron Mountain, Inc.*	67,417
2,332	ITT Corp.	115,201
1,581	Jacobs Engineering Group, Inc.*	64,789
1,494	L-3 Communications Holdings, Inc.	112,797
4,185	Lockheed Martin Corp.	312,871
1,655	Manitowoc Co., Inc. (The)	10,228
4,560	Masco Corp.	63,521
1,601	Monster Worldwide, Inc.*	20,861
4,703	Norfolk Southern Corp.	203,405
4,145	Northrop Grumman Corp.	184,784
4,653	PACCAR, Inc.	161,226
1,497	Pall Corp.	45,030
2,057	Parker Hannifin Corp.	91,084
2,645	Pitney Bowes, Inc.	54,619
1,794	Precision Castparts Corp.	143,179
2,498	Quanta Services, Inc.*	58,228
2,606	R.R. Donnelley & Sons Co.	36,223
5,048	Raytheon Co.	237,004
4,125	Republic Services, Inc.	109,725
1,939	Robert Half International, Inc.	48,068
1,818	Rockwell Automation, Inc.	75,283
2,030	Rockwell Collins, Inc.	85,666
709	Ryder System, Inc.	24,907
9,493	Southwest Airlines Co.	74,520
1,088	Stericycle, Inc.*	55,706
3,412	Textron, Inc.	45,857
6,460	Union Pacific Corp.	371,579
12,750	United Parcel Service, Inc., Class B	685,057
12,070	United Technologies Corp.	657,453

798	W.W. Grainger, Inc.	$71,748
6,305	Waste Management, Inc.	177,233
		11,063,920
	Information Technology - 19.8%
6,710	Adobe Systems, Inc.*	217,538
7,115	Advanced Micro Devices, Inc.*	26,041
1,239	Affiliated Computer Services, Inc., Class A*	58,741
4,399	Agilent Technologies, Inc.*	102,145
2,193	Akamai Technologies, Inc.*	36,053
3,761	Altera Corp.	70,293
2,196	Amphenol Corp., Class A	73,237
3,732	Analog Devices, Inc.	102,145
11,416	Apple, Inc.*	1,865,260
17,080	Applied Materials, Inc.	235,704
2,926	Autodesk, Inc.*	63,816
6,428	Automatic Data Processing, Inc.	239,443
2,370	BMC Software, Inc.*	80,651
5,476	Broadcom Corp., Class A*	154,587
5,051	CA, Inc.	106,778
1,157	Ciena Corp.*	12,912
73,804	Cisco Systems, Inc.*	1,624,426
2,319	Citrix Systems, Inc.*	82,556
3,742	Cognizant Technology Solutions Corp., Class A*	110,726
1,941	Computer Sciences Corp.*	93,498
3,071	Compuware Corp.*	22,510
1,557	Convergys Corp.*	16,675
19,909	Corning, Inc.	338,453
22,282	Dell, Inc.*	298,133
13,847	eBay, Inc.*	294,249
4,139	Electronic Arts, Inc.*	88,864
25,792	EMC Corp.*	388,428
2,427	Fidelity National Information Services, Inc.	56,840
1,994	Fiserv, Inc.*	94,536
1,908	FLIR Systems, Inc.*	41,003
3,073	Google, Inc., Class A*	1,361,493
1,680	Harris Corp.	52,601
30,534	Hewlett-Packard Co.	1,322,122
71,462	Intel Corp.	1,375,643
16,907	International Business Machines Corp.	1,993,843
4,140	Intuit, Inc.*	122,958
2,714	Jabil Circuit, Inc.	24,860
2,798	JDS Uniphase Corp.*	16,396
6,703	Juniper Networks, Inc.*	175,149
2,176	KLA-Tencor Corp.	69,371
992	Lexmark International, Inc., Class A*	14,364
2,848	Linear Technology Corp.	76,526
8,236	LSI Corp.*	42,662
928	Mastercard, Inc., Class A	180,060
1,991	McAfee, Inc.*	88,759
2,864	MEMC Electronic Materials, Inc.*	50,464
2,342	Microchip Technology, Inc.	63,070
10,850	Micron Technology, Inc.*	69,332
97,934	Microsoft Corp.	2,303,408
1,759	Molex, Inc.	31,240
29,374	Motorola, Inc.	210,318
2,477	National Semiconductor Corp.	37,304
4,237	NetApp, Inc.*	95,163
4,382	Novell, Inc.*	20,070
1,239	Novellus Systems, Inc.*	24,247
6,999	NVIDIA Corp.*	90,497
48,528	Oracle Corp.	1,073,925
4,114	Paychex, Inc.	109,021
1,508	QLogic Corp.*	19,679
21,205	QUALCOMM, Inc.	979,883
2,418	Red Hat, Inc.*	55,203
1,361	Salesforce.com, Inc.*	58,986
2,880	SanDisk Corp.*	51,322
9,562	Sun Microsystems, Inc.*	87,684
10,479	Symantec Corp.*	156,451
5,024	Tellabs, Inc.*	29,139
2,213	Teradata Corp.*	54,373
2,198	Teradyne, Inc.*	17,320
16,317	Texas Instruments, Inc.	392,424
2,503	Total System Services, Inc.	36,744
2,448	VeriSign, Inc.*	50,037
2,853	Western Digital Corp.*	86,303
8,985	Western Union Co. (The)	157,058
11,080	Xerox Corp.	90,745
3,530	Xilinx, Inc.	76,566
17,873	Yahoo!, Inc.*	255,941
		20,746,965
	Materials - 3.6%
2,689	Air Products & Chemicals, Inc.	200,599
1,388	AK Steel Holding Corp.	27,302
12,483	Alcoa, Inc.	146,800
1,244	Allegheny Technologies, Inc.	33,688
1,204	Ball Corp.	58,225
1,378	Bemis Co., Inc.	36,269
617	CF Industries Holdings, Inc.(>)	48,706
13,786	Dow Chemical Co. (The)	291,850
11,577	E.I. du Pont de Nemours & Co.	358,077
922	Eastman Chemical Co.	45,786
2,152	Ecolab, Inc.	89,330
5,277	Freeport-McMoRan Copper & Gold, Inc.	318,203
999	International Flavors & Fragrances, Inc.	35,225
5,537	International Paper Co.	104,151
2,172	MeadWestvaco Corp.	42,332
6,992	Monsanto Co.	587,328
6,271	Newmont Mining Corp.	259,306
4,028	Nucor Corp.	179,125
2,156	Owens-Illinois, Inc.*	73,175
1,674	Pactiv Corp.*	42,151
2,108	PPG Industries, Inc.	115,940
3,940	Praxair, Inc.	308,029
2,014	Sealed Air Corp.	37,037
1,564	Sigma-Aldrich Corp.	79,373
1,080	Titanium Metals Corp.	9,040
1,837	United States Steel Corp.	73,021
1,562	Vulcan Materials Co.	74,164
2,708	Weyerhaeuser Co.	94,888
		3,769,120
	Telecommunication Services - 3.6%
5,095	American Tower Corp., Class A*	173,689
75,494	AT&T, Inc.	1,980,208
3,796	CenturyTel, Inc.	119,156
3,964	Frontier Communications Corp.	27,748
3,220	MetroPCS Communications, Inc.*	38,157
18,956	Qwest Communications International, Inc.	73,170
36,790	Sprint Nextel Corp.*	147,160
36,348	Verizon Communications, Inc.	1,165,680
5,544	Windstream Corp.	48,621
		3,773,589

	Utilities - 4.2%
8,542	AES Corp. (The)*	$109,252
2,150	Allegheny Energy, Inc.	54,202
2,737	Ameren Corp.	69,602
6,109	American Electric Power Co., Inc.	189,135
4,433	CenterPoint Energy, Inc.	53,418
2,879	CMS Energy Corp.	37,254
3,516	Consolidated Edison, Inc.	138,390
2,552	Constellation Energy Group, Inc.	73,242
7,559	Dominion Resources, Inc.	255,494
2,100	DTE Energy Co.	72,366
16,492	Duke Energy Corp.	255,296
6,429	Dynegy, Inc., Class A*	12,922
4,174	Edison International	134,904
2,512	Entergy Corp.	201,789
1,677	EQT Corp.	64,363
8,440	Exelon Corp.	429,258
3,905	FirstEnergy Corp.	160,886
5,263	FPL Group, Inc.	298,254
970	Integrys Energy Group, Inc.	32,767
575	Nicor, Inc.	20,953
3,485	NiSource, Inc.	44,922
2,224	Northeast Utilities	51,174
2,791	Pepco Holdings, Inc.	40,135
4,719	PG&E Corp.	190,506
1,283	Pinnacle West Capital Corp.	41,005
4,818	PPL Corp.	162,800
3,575	Progress Energy, Inc.	140,998
6,483	Public Service Enterprise Group, Inc.	210,373
2,230	Questar Corp.	73,746
1,547	SCANA Corp.	54,686
3,130	Sempra Energy	164,106
10,026	Southern Co. (The)	314,816
2,701	TECO Energy, Inc.	36,437
1,499	Wisconsin Energy Corp.	64,412
5,838	Xcel Energy, Inc.	116,410
		4,370,273
	Total Investments (Cost $106,323,203)(a)-105.6%	110,853,111
	Liabilities in excess of other assets-(5.6%)	(5,867,217)
	Net Assets-100.0%	$104,985,894

REIT                               Real Estate Investment Trust

* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written.

(>) Security not subject to call options written.

(-) Affiliated company.  The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings for the investment in Invesco Ltd. for the three months ended July 31, 2009.

	Value			Change in Unrealized	Realized	Value
	April 30, 2009	Purchase at Cost	Proceeds from Sales	Appreciation	Loss	July 31, 2009	Dividend Income
Invesco Ltd.	$63,782	$15,076	$(70)	$25,344	$(30)	$104,102	$453

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $106,323,203. The net unrealized appreciation was $4,529,908 which consisted of aggregate gross unrealized appreciation of $8,474,669 and aggregate gross unrealized depreciation of $3,944,761.

The following written option contract were open at July 31, 2009:

	Contract	Strike	No. of	Premium		Unrealized
	Month	Price	Contract	Received	Value	Depreciation

Call Option S&P 500 Index	Aug-09	$940	1,121	$2,700,607	$(5,879,645)	$(3,179,038)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Aerospace/Defense - 2.6%
3,913	Alliant Techsystems, Inc.*	$308,031
5,832	Elbit Systems Ltd. (Israel)	383,396
		691,427
	Agriculture - 1.5%
6,223	British American Tobacco PLC ADR (United Kingdom)	387,008

	Airlines - 1.6%
60,296	AirTran Holdings, Inc.*	436,543

	Beverages - 3.9%
62,505	Cott Corp. (Canada)*	346,278
6,189	Green Mountain Coffee Roasters, Inc.*	435,953
8,462	Hansen Natural Corp.*	262,407
		1,044,638
	Biotechnology - 2.3%
6,678	Biogen Idec, Inc.*	317,539
10,500	Myriad Genetics, Inc.*	287,910
		605,449
	Coal - 1.3%
9,592	Alliance Resource Partners LP	340,708

	Commercial Services - 7.5%
10,896	Aaron’s, Inc.	299,313
20,244	Corinthian Colleges, Inc.*	312,568
6,503	FTI Consulting, Inc.*	353,958
14,286	Interactive Data Corp.	325,007
3,381	ITT Educational Services, Inc.*	329,140
19,667	Rollins, Inc.	360,496
		1,980,482
	Computers - 0.9%
9,406	Synaptics, Inc.*	225,462

	Distribution/Wholesale - 1.5%
4,344	W.W. Grainger, Inc.	390,569

	Diversified Financial Services - 2.8%
19,523	Knight Capital Group, Inc., Class A*	362,542
7,713	Stifel Financial Corp.*	385,110
		747,652
	Electric - 4.2%
6,220	FPL Group, Inc.	352,487
7,990	ITC Holdings Corp.	381,123
19,454	Xcel Energy, Inc.	387,913
		1,121,523
	Engineering & Construction - 2.6%
9,777	Granite Construction, Inc.	331,245
6,890	URS Corp.*	348,634
		679,879
	Environmental Control - 1.3%
6,662	Stericycle, Inc.*	341,094

	Food - 4.3%
7,498	Lancaster Colony Corp.	341,459
12,679	TreeHouse Foods, Inc.*	411,433
14,395	United Natural Foods, Inc.*	389,097
		1,141,989
	Gas - 2.8%
10,174	South Jersey Industries, Inc.	375,217
14,206	UGI Corp.	375,607
		750,824
	Healthcare-Products - 1.4%
9,252	ResMed, Inc.*	379,332

	Healthcare-Services - 1.4%
6,597	Quest Diagnostics, Inc.	360,328

	Household Products/Wares - 2.8%
30,726	Central Garden & Pet Co.*	376,701
17,182	Helen of Troy Ltd.*	373,708
		750,409
	Insurance - 1.4%
5,212	PartnerRe Ltd.	357,491

	Internet - 8.3%
15,853	Akamai Technologies, Inc.*	260,623
4,346	Amazon.com, Inc.*	372,713
4,769	Equinix, Inc.*	389,771
11,261	F5 Networks, Inc.*	418,008
8,620	McAfee, Inc.*	384,280
8,498	Netflix, Inc.*	373,402
		2,198,797
	Investment Companies - 5.4%
5,323	ASA Ltd.	347,592
62,647	Aberdeen Asia-Pacific Income Fund, Inc.	365,858
61,247	MFS Multimarket Income Trust	361,970
27,642	Taiwan Fund, Inc. (The)	355,200
		1,430,620
	Media - 4.0%
24,776	Comcast Corp., Class A	346,616
14,014	DIRECTV Group, Inc. (The)*	362,963
6,210	FactSet Research Systems, Inc.	352,107
		1,061,686
	Oil & Gas - 1.0%
20,443	Tesoro Corp.	267,599

	Packaging and Containers - 1.3%
13,808	Crown Holdings, Inc.*	346,581

	Pharmaceuticals - 4.3%
7,488	Medco Health Solutions, Inc.*	395,816
13,835	VCA Antech, Inc.*	353,899
11,330	Watson Pharmaceuticals, Inc.*	393,491
		1,143,206
	Pipelines - 1.5%
8,424	Energy Transfer Partners LP	388,599

	Retail - 15.0%
7,564	Advance Auto Parts, Inc.	349,684
2,097	AutoZone, Inc.*	322,036
9,483	Buckle, Inc. (The)	293,404
13,308	Casey’s General Stores, Inc.	365,038
4,314	Chipotle Mexican Grill, Inc., Class A*	404,783
11,402	CVS Caremark Corp.	381,739
7,672	Dollar Tree, Inc.*	353,833
14,313	Home Depot, Inc. (The)	371,279

8,229	Suburban Propane Partners LP	$369,400
29,406	Texas Roadhouse, Inc., Class A*	327,289
8,913	Tractor Supply Co.*	427,556
		3,966,041
	Semiconductors - 1.5%
12,308	Cree, Inc.*	394,595

	Software - 4.2%
5,750	Cerner Corp.*	374,210
9,518	Computer Programs & Systems, Inc.	370,726
10,279	Sybase, Inc.*	367,988
		1,112,924
	Telecommunications - 2.9%
126,103	Cincinnati Bell, Inc.*	394,702
14,170	ViaSat, Inc.*	382,590
		777,292
	Water - 2.7%
20,035	Aqua America, Inc.	361,832
9,683	California Water Service Group	366,695
		728,527
	Total Common Stocks and Other Equity Interests (Cost $24,551,687)	26,549,274

	Money Market Fund - 0.0%
1,071	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $1,071)	1,071

	Total Investments (Cost $24,552,758)(a)-100.2%	26,550,345
	Liabilities in excess of other assets-(0.2%)	(43,238)
	Net Assets-100.0%	$26,507,107

ADR       American Depositary Receipt

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $24,556,127. The net unrealized appreciation was $1,994,218 which consisted of aggregate gross unrealized appreciation of $3,034,803 and aggregate gross unrealized depreciation of $1,040,585.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Value Line Timeliness™ Select Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 33.6%
43,757	Aaron’s, Inc.	$1,202,005
29,771	Advance Auto Parts, Inc.	1,376,313
16,851	Amazon.com, Inc.*	1,445,142
17,153	Chipotle Mexican Grill, Inc., Class A*	1,609,466
38,760	Darden Restaurants, Inc.	1,255,436
30,001	Dollar Tree, Inc.*	1,383,646
55,621	Interactive Data Corp.	1,265,378
34,990	Jos. A. Bank Clothiers, Inc.*	1,280,284
22,482	McDonald’s Corp.	1,237,859
33,014	Netflix, Inc.*	1,450,635
35,586	O’Reilly Automotive, Inc.*	1,446,927
25,792	Panera Bread Co., Class A*	1,417,528
12,612	Priceline.com, Inc.*	1,634,768
32,848	Ross Stores, Inc.	1,448,268
45,242	TJX Cos., Inc. (The)	1,639,118
41,850	WMS Industries, Inc.*	1,513,296
37,831	Yum! Brands, Inc.	1,341,487
		23,947,556
	Consumer Staples - 9.9%
122,332	Central Garden & Pet Co.*	1,499,790
25,280	Church & Dwight Co., Inc.	1,491,015
24,064	Green Mountain Coffee Roasters, Inc.*	1,695,068
32,621	Hansen Natural Corp.*	1,011,577
29,485	Lancaster Colony Corp.	1,342,747
		7,040,197
	Energy - 2.1%
32,118	Energy Transfer Partners LP	1,481,603

	Health Care - 20.3%
29,261	Allergan, Inc.	1,563,415
69,881	AmerisourceBergen Corp.	1,378,053
20,345	Edwards Lifesciences Corp.*	1,330,767
30,243	Gilead Sciences, Inc.*	1,479,790
21,439	Laboratory Corp. of America Holdings*	1,440,486
28,987	Medco Health Solutions, Inc.*	1,532,253
20,261	Millipore Corp.*	1,410,166
25,503	Quest Diagnostics, Inc.	1,392,974
34,353	ResMed, Inc.*	1,408,473
28,102	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,498,961
		14,435,338
	Industrials - 7.9%
35,769	Cubic Corp.	1,400,714
34,078	ESCO Technologies, Inc.*	1,400,265
77,113	Rollins, Inc.	1,413,481
27,825	URS Corp.*	1,407,945
		5,622,405
	Information Technology - 22.3%
61,452	Akamai Technologies, Inc.*	1,010,271
10,414	Apple, Inc.*	1,701,543
54,257	Check Point Software Technologies (Israel)*	1,448,119
51,624	Cognizant Technology Solutions Corp., Class A*	1,527,554
23,720	FactSet Research Systems, Inc.	1,344,924
12,533	International Business Machines Corp.	1,478,017
48,044	Intuit, Inc.*	1,426,907
33,511	McAfee, Inc.*	1,493,920
40,611	Open Text Corp. (Canada)*	1,530,223
68,684	Oracle Corp.	1,519,977
75,235	SAIC, Inc.*	1,361,001
		15,842,456
	Materials - 1.9%
18,066	NewMarket Corp.	1,366,693

	Utilities - 2.0%
55,067	UGI Corp.	1,455,972

	Total Common Stocks and Other Equity Interests (Cost $63,723,241)	71,192,220

	Money Market Fund - 0.1%
50,715	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $50,715)	50,715

	Total Investments (Cost $63,773,956)(a)-100.1%	71,242,935
	Liabilities in excess of other assets-(0.1%)	(69,995)
	Net Assets-100.0%	$71,172,940

ADR       American Depositary Receipt

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $63,780,128. The net unrealized appreciation was $7,462,807 which consisted of aggregate gross unrealized appreciation of $8,391,932 and aggregate gross unrealized depreciation of $929,125.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Electronics - 11.6%
1,333,287	Badger Meter, Inc.(~)	$49,131,626
1,035,445	Itron, Inc.*	54,019,166
1,936,435	Watts Water Technologies, Inc., Class A(~)	51,005,698
		154,156,490
	Engineering & Construction - 16.3%
2,111,388	Aecom Technology Corp.*	68,408,971
2,372,003	Insituform Technologies, Inc., Class A*(~)	43,644,856
1,754,703	Layne Christensen Co.*(~)	41,639,102
1,253,573	URS Corp.*	63,430,794
		217,123,723
	Environmental Control - 10.6%
2,834,418	Calgon Carbon Corp.*(~)	35,912,076
2,356,393	Nalco Holding Co.	41,684,592
2,138,857	Tetra Tech, Inc.*	64,422,373
		142,019,041
	Hand/Machine Tools - 4.0%
1,650,073	Franklin Electric Co., Inc.(~)	53,462,365

	Machinery-Diversified - 17.3%
715,006	Flowserve Corp.	57,751,034
1,502,224	Gorman-Rupp Co. (The)(~)	33,544,662
1,617,937	IDEX Corp.	44,137,321
1,105,793	Lindsay Corp.(~)	39,222,478
1,172,796	Roper Industries, Inc.	56,083,105
		230,738,600
	Metal Fabricate/Hardware - 9.9%
10,387,309	Mueller Water Products, Inc., Class A(~)	40,095,013
830,242	Northwest Pipe Co.*(~)	28,875,817
878,524	Valmont Industries, Inc.	63,095,593
		132,066,423
	Miscellaneous Manufacturing - 18.4%
830,802	Ameron International Corp.(~)	61,911,365
901,411	Danaher Corp.	55,202,410
872,892	ITT Corp.	43,120,865
1,439,869	Pall Corp.	43,311,259
1,521,559	Pentair, Inc.	41,568,992
		245,114,891
	Water - 11.9%
473,939	American States Water Co.	17,227,683
820,377	American Water Works Co., Inc.	16,169,631
916,520	Aqua America, Inc.	16,552,351
544,083	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)*	18,341,038
1,032,319	Consolidated Water Co., Inc. (Cayman Islands)(~)	18,158,491
2,100,677	Veolia Environnement ADR (France)*	72,284,295
		158,733,489
	Total Common Stocks and Other Equity Interests (Cost $1,498,567,568)	1,333,415,022

	Money Market Fund - 0.0%
739,937	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $739,937)	739,937

	Total Investments (Cost $1,499,307,505)(a)-100.0%	1,334,154,959
	Liabilities in excess of other assets-(0.0%)	(525,501)
	Net Assets-100.0%	$1,333,629,458

ADR       American Depositary Receipt

* Non-income producing security.

(~) Affiliated Investment.  The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities.  The following is a summary of the transactions with affiliates for the three months ended July 31, 2009.

	Value April 30, 2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (loss)	Value July 31, 2009	Dividend Income
Ameron International Corp.	46,503,537	$4,552,257	$(1,356,200)	$12,473,609	$(261,838)	$61,911,365	$247,772
Badger Meter, Inc.	51,853,188	548,889	(430,542)	(2,859,730)	19,821	49,131,626	146,223
Calgon Carbon Corp.	37,060,616	10,201,949	(928,070)	(10,691,092)	268,673	35,912,076	—
Consolidated Water Co., Inc. (Cayman Islands)	17,514,975	43,945	(4,224,345)	7,019,348	(2,195,432)	18,158,491	84,592
Franklin Electric Co., Inc.	36,000,603	4,650,573	(1,131,907)	14,181,182	(238,086)	53,462,365	189,151
Gorman-Rupp Co. (The)	31,992,579	222,480	(222,215)	1,685,541	(133,723)	33,544,662	150,200
Insituform Technologies, Inc., Class A	34,595,947	3,179,727	(1,043,539)	6,997,751	(85,030)	43,644,856	—
Layne Christensen Co.	36,214,914	2,702,103	(1,030,204)	4,049,041	(296,752)	41,639,102	—
Lindsay Corp.	43,045,121	324,417	(337,198)	(3,402,720)	(407,142)	39,222,478	82,971
Mueller Water Products, Inc., Class A	43,547,026	471,678	(444,771)	(2,436,009)	(1,042,911)	40,095,013	181,879
Northwest Pipe Co.	31,492,824	244,606	(252,928)	(2,608,685)	(40,753)	28,875,817	—
Watts Water Technologies, Inc., Class A	39,229,355	4,964,441	(1,142,015)	7,953,917	(102,779)	51,005,698	191,031
Total Investments in Affiliates	$449,050,685	$32,107,065	$(12,543,934)	$32,362,153	$(4,515,952)	$496,603,549	$1,273,819

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $1,533,934,070. The net unrealized depreciation was $199,779,111 which consisted of aggregate gross unrealized appreciation of $62,080,640 and aggregate gross unrealized depreciation of $261,859,751.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Parts & Equipment - 2.9%
636,422	Amerigon, Inc.*	$5,352,309
700,015	Fuel Systems Solutions, Inc.*	17,556,376
		22,908,685
	Building Materials - 3.3%
2,483,639	Broadwind Energy, Inc.*	26,326,573

	Chemicals - 9.8%
260,130	Air Products & Chemicals, Inc.	19,405,698
613,083	OM Group, Inc.*	20,636,374
472,683	Sociedad Quimica y Minera de Chile SA ADR (Chile)	16,917,325
2,060,895	Zoltek Cos., Inc.*(~)	20,444,078
		77,403,475
	Commercial Services - 2.4%
805,957	Quanta Services, Inc.*	18,786,858

	Computers - 4.7%
2,371,157	Echelon Corp.*(~)	20,107,411
1,206,281	Maxwell Technologies, Inc.*(~)	17,080,939
		37,188,350
	Electric - 10.1%
1,180,429	Calpine Corp.*	15,203,926
266,565	CPFL Energia SA ADR (Brazil)	14,018,653
507,766	IDACORP, Inc.	14,075,274
494,531	Ormat Technologies, Inc.	19,578,482
675,822	Portland General Electric Co.	12,860,893
2,520,318	U.S. Geothermal, Inc.*	4,108,118
		79,845,346
	Electrical Components & Equipment - 29.6%
4,224,180	Advanced Battery Technologies, Inc.*(~)	18,121,732
727,737	American Superconductor Corp.*	23,411,299
4,004,971	Beacon Power Corp.*	3,043,778
1,244,549	China BAK Battery, Inc.*	4,119,457
2,797,252	Ener1, Inc.*	17,846,468
1,366,086	Energy Conversion Devices, Inc.*	19,453,065
9,531,604	Evergreen Solar, Inc.*	20,016,368
4,266,036	JA Solar Holdings Co. Ltd. ADR (China)*	20,519,633
775,581	SunPower Corp., Class A*	24,973,708
1,115,138	Suntech Power Holdings Co. Ltd. ADR (China)*	20,507,388
542,258	Ultralife Corp.*	3,481,296
1,840,851	Universal Display Corp.*(~)	22,366,340
8,543,661	Valence Technology, Inc.*(~)	15,634,900
1,545,774	Yingli Green Energy Holding Co. Ltd. ADR (China)*	20,512,421
		234,007,853
	Electronics - 2.3%
344,277	Itron, Inc.*	17,960,931

	Energy-Alternate Sources - 15.6%
519,030	Ascent Solar Technologies, Inc.*	3,939,438
2,275,990	Ballard Power Systems, Inc. (Canada)*	4,233,341
1,639,531	Comverge, Inc.*(~)	21,576,228
128,276	First Solar, Inc.*	19,804,532
3,700,702	FuelCell Energy, Inc.*(~)	14,839,815
3,300,895	GT Solar International, Inc.*	20,465,549
1,748,387	Gushan Environmental Energy Ltd. ADR (China)	4,336,000
619,827	Ocean Power Technologies, Inc.*(~)	2,937,980
4,632,975	Plug Power, Inc.*	3,660,050
5,213,260	Quantum Fuel Systems Technologies Worldwide, Inc.*(~)	3,545,538
854,532	Trina Solar Ltd. ADR (Cayman Islands)*	24,149,074
		123,487,545
	Food - 2.3%
2,703,098	Cosan Ltd., Class A (Brazil)*	18,164,819

	Machinery-Diversified - 1.4%
5,037,098	Raser Technologies, Inc.*(~)	11,283,099

	Miscellaneous Manufacturing - 0.5%
662,132	Spire Corp.*(~)	3,615,241

	Semiconductors - 15.1%
1,685,324	Applied Materials, Inc.	23,257,471
627,744	Cree, Inc.*	20,125,473
2,929,357	EMCORE Corp.*	3,690,990
1,265,689	International Rectifier Corp.*	20,959,810
1,009,281	MEMC Electronic Materials, Inc.*	17,783,531
3,203,339	Renesola Ltd. ADR (British Virgin Islands)*	17,458,198
1,341,397	Rubicon Technology, Inc.*(~)	15,855,312
		119,130,785
	Total Common Stocks and Other Equity Interests (Cost $1,018,619,586)	790,109,560

	Money Market Fund - 0.2%
1,661,435	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,661,435)	1,661,435

	Total Investments (Cost $1,020,281,021)(a)-100.2%	791,770,995
	Liabilities in excess of other assets-(0.2%)	(1,793,780)
	Net Assets-100.0%	$789,977,215

ADR	American Depositary Receipt

* Non-income producing security.

(~) Affiliated Investment.  The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities.  The following is a summary of the transactions with affiliates for the three months ended July 31, 2009.

	Value			Change in Unrealized	Realized	Value
	April 30, 2009	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain (Loss)	July 31, 2009	Dividend Income
Advanced Battery Technologies, Inc.	3,551,765	$12,381,534	$(557,500)	$2,535,761	$210,172	$18,121,732	$—
Comverge, Inc.	3,126,024	16,315,261	(561,382)	2,605,239	91,086	21,576,228	—
Echelon Corp.	17,369,086	2,249,571	(722,193)	1,255,930	(44,983)	20,107,411	—
FuelCell Energy, Inc.	3,306,058	11,207,093	(467,360)	794,024	17,043	14,839,815	—
Maxwell Technologies, Inc.	4,002,836	11,773,222	(520,929)	1,825,810	164,976	17,080,939	—
Ocean Power Technologies, Inc.	2,786,603	1,374,024	(156,547)	(1,039,967)	(26,133)	2,937,980	—
Quantum Fuel Systems Technologies Worldwide, Inc.	2,604,831	1,443,267	(171,586)	(165,153)	(165,821)	3,545,538	—
Raser Technologies, Inc.	15,308,233	4,938,834	(416,338)	(8,295,608)	(252,022)	11,283,099	—
Rubicon Technology, Inc.	4,367,387	13,497,041	(459,486)	(1,625,257)	75,627	15,855,312	—
Spire Corp.	4,962,089	298,347	(529,083)	(394,598)	(721,514)	3,615,241	—
Universal Display Corp.	21,459,298	1,198,257	(1,806,055)	2,053,918	(539,078)	22,366,340	—
Valence Technology, Inc.	19,634,104	1,075,623	(1,375,908)	(2,311,064)	(1,387,855)	15,634,900	—
Zoltek Cos., Inc.	15,666,510	1,534,404	(811,275)	4,054,439	(288,594)	20,444,078	—
Total Investments in Affiliates	$118,144,824	$79,286,478	$(8,555,642)	$1,293,474	$(2,867,096)	$187,408,613	$—

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $1,080,441,778. The net unrealized depreciation was $288,670,783 which consisted of aggregate gross unrealized appreciation of $49,155,808 and aggregate gross unrealized depreciation of $337,826,591.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Progresive Energy Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Aerospace/Defense - 2.4%
21,737	United Technologies Corp.	$1,184,014

	Auto Parts & Equipment - 7.6%
66,451	Exide Technologies*	323,616
53,173	Johnson Controls, Inc.	1,376,117
107,905	Tenneco, Inc.*	1,744,824
25,790	Westport Innovations, Inc. (Canada)*	230,563
		3,675,120
	Building Materials - 3.3%
87,268	Owens Corning*	1,603,986

	Chemicals - 7.1%
113,792	Methanex Corp. (Canada)	1,869,603
20,234	Praxair, Inc.	1,581,894
		3,451,497
	Electric - 10.5%
65,711	Cia Energetica de Minas Gerais ADR (Brazil)	938,353
43,825	EnerNOC, Inc.*	1,344,551
49,283	Enersis SA ADR (Chile)	945,741
15,393	FPL Group, Inc.	872,321
21,403	National Grid PLC ADR (United Kingdom)	1,002,089
		5,103,055
	Electrical Components & Equipment - 14.3%
26,280	A-Power Energy Generation Systems Ltd.*	287,503
253,880	Capstone Turbine Corp.*	291,962
29,101	Emerson Electric Co.	1,058,694
23,603	Energizer Holdings, Inc.*	1,512,008
68,236	EnerSys*	1,350,391
26,459	General Cable Corp.*	1,025,815
100,801	GrafTech International Ltd.*	1,383,998
		6,910,371
	Electronics - 6.2%
23,083	Badger Meter, Inc.	850,608
53,242	Koninklijke Philips Electronics NV (Netherlands)	1,211,788
48,625	Woodward Governor Co.	954,995
		3,017,391
	Energy-Alternate Sources - 5.6%
137,687	Clean Energy Fuels Corp.*	1,272,228
74,291	Covanta Holding Corp.*	1,254,775
66,054	Headwaters, Inc.*	202,786
		2,729,789
	Engineering & Construction - 4.4%
45,938	Foster Wheeler AG (Switzerland)*	1,061,168
54,690	McDermott International, Inc.*	1,068,642
		2,129,810
	Environmental Control - 3.3%
142,598	EnergySolutions, Inc.	1,227,769
22,557	Fuel Tech, Inc.*	202,111
388,215	Rentech, Inc.*	186,343
		1,616,223
	Hand/Machine Tools - 2.2%
41,367	Baldor Electric Co.	1,065,614

	Mining - 5.3%
55,849	Cameco Corp. (Canada)	1,544,225
265,320	USEC, Inc.*	1,026,788
		2,571,013
	Miscellaneous Manufacturing - 10.8%
25,571	Eaton Corp.	1,327,646
21,285	ESCO Technologies, Inc.*	874,601
118,554	Hexcel Corp.*	1,210,436
13,917	LSB Industries, Inc.*	247,166
25,174	PMFG, Inc.*	282,704
16,374	Siemens AG ADR (Germany)	1,301,406
		5,243,959
	Oil & Gas - 14.9%
73,193	Chesapeake Energy Corp.	1,569,258
45,188	Questar Corp.	1,494,367
34,255	Range Resources Corp.	1,589,775
30,443	Sasol Ltd. ADR (South Africa)	1,087,424
36,257	Southwestern Energy Co.*	1,502,127
		7,242,951
	Telecommunications - 2.3%
64,020	Corning, Inc.	1,088,340

	Total Investments (Cost $53,006,840)(a)-100.2%	48,633,133
	Liabilities in excess of other assets-(0.2%)	(109,707)
	Net Assets-100.0%	$48,523,426

ADR	American Depositary Receipt

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $53,663,980. The net unrealized depreciation was $5,030,847 which consisted of aggregate gross unrealized appreciation of $3,418,854 and aggregate gross unrealized depreciation of $8,449,701.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback Achievers™ Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 25.8%
2,207	Advance Auto Parts, Inc.	$102,030
587	AFC Enterprises, Inc.*	4,361
898	American Greetings Corp., Class A	14,161
1,333	AnnTaylor Stores Corp.*	16,089
614	Arbitron, Inc.	9,996
1,902	Autoliv, Inc.	68,111
1,255	AutoZone, Inc.*	192,730
1,319	Barnes & Noble, Inc.	30,377
1,918	Big Lots, Inc.*	44,191
337	Blue Nile, Inc.*	15,580
713	Bob Evans Farms, Inc.	20,691
460	Build-A-Bear Workshop, Inc.*	2,185
558	California Pizza Kitchen, Inc.*	9,207
683	Cato Corp. (The), Class A	13,578
608	CEC Entertainment, Inc.*	17,735
488	Charlotte Russe Holding, Inc.*	7,325
1,389	Cheesecake Factory, Inc. (The)*	26,905
7,249	Coach, Inc.	214,498
788	Columbia Sportswear Co.	27,903
66,985	Comcast Corp., Class A	995,397
522	Conn’s, Inc.*	6,582
1,306	Cooper Tire & Rubber Co.	19,277
520	Cracker Barrel Old Country Store, Inc.	15,007
223	CSS Industries, Inc.	5,174
23,318	DIRECTV Group, Inc. (The)*	603,936
1,328	Domino’s Pizza, Inc.*	10,916
1,993	DreamWorks Animation SKG, Inc., Class A*	62,799
6,031	Eastman Kodak Co.	17,912
16,164	Gap, Inc. (The)	263,796
512	Genesco, Inc.*	11,121
3,705	Genuine Parts Co.	131,231
1,481	Harte-Hanks, Inc.	16,024
3,161	Hasbro, Inc.	83,767
664	Hibbett Sports, Inc.*	12,224
251	Hooker Furniture Corp.	3,446
6,805	International Game Technology	134,399
1,132	International Speedway Corp., Class A	28,945
763	Isle of Capri Casinos, Inc.*	9,072
1,321	Jack in the Box, Inc.*	27,873
416	Kenneth Cole Productions, Inc., Class A	3,340
3,548	Leggett & Platt, Inc.	61,558
6,302	Liberty Global, Inc., Class A*	132,027
8,110	Marriott International, Inc., Class A	174,689
25,699	McDonald’s Corp.	1,414,987
1,524	Mediacom Communications Corp., Class A*	7,300
375	Monarch Casino & Resort, Inc.*	3,401
449	Monro Muffler, Inc.	11,939
683	Morgans Hotel Group Co.*	3,319
567	Movado Group, Inc.	8,097
1,304	Netflix, Inc.*	57,298
60,506	News Corp., Class A	625,027
4,882	Nordstrom, Inc.	129,080
716	NutriSystem, Inc.	10,189
550	P.F. Chang’s China Bistro, Inc.*	18,651
1,426	Pacific Sunwear of California, Inc.*	4,734
1,820	Penn National Gaming, Inc.*	57,712
1,196	Phillips-Van Heusen Corp.	42,315
757	Polaris Industries, Inc.	28,668
255	Pre-Paid Legal Services, Inc.*	12,436
401	RC2 Corp.*	6,123
360	Red Robin Gourmet Burgers, Inc.*	6,739
2,827	Sears Holdings Corp.*	187,543
5,690	Service Corp. International	35,961
2,720	Sherwin-Williams Co. (The)	157,080
1,678	Sinclair Broadcast Group, Inc., Class A	3,138
882	Sonic Automotive, Inc., Class A	10,849
885	Stage Stores, Inc.	11,045
387	Stamps.com, Inc.*	3,340
4,239	Starwood Hotels & Resorts Worldwide, Inc.	100,083
416	Steven Madden Ltd.*	13,337
2,154	Stewart Enterprises, Inc., Class A	10,533
442	Sturm Ruger & Co., Inc.	5,516
17,230	Target Corp.	751,573
2,879	Tiffany & Co.	85,881
1,277	Timberland Co. (The), Class A*	17,418
836	Tractor Supply Co.*	40,103
567	Universal Technical Institute, Inc.*	8,998
14,251	Viacom, Inc., Class B*	330,053
2,859	Wynn Resorts Ltd.*	146,295
10,663	Yum! Brands, Inc.	378,110
701	Zale Corp.*	4,150
		8,417,186
	Consumer Staples - 5.4%
2,032	Alliance One International, Inc.*	8,412
1,271	BJ’s Wholesale Club, Inc.*	42,388
8,095	Campbell Soup Co.	251,188
10,206	ConAgra Foods, Inc.	200,344
34,046	Kraft Foods, Inc., Class A	964,863
650	Lancaster Colony Corp.	29,601
297	Nash Finch Co.	9,118
1,431	NBTY, Inc.*	51,802
4,961	Pepsi Bottling Group, Inc. (The)	168,426
581	Universal Corp.	22,119
		1,748,261
	Energy - 10.7%
34,227	ConocoPhillips	1,496,062
22,953	Exxon Mobil Corp.	1,615,662
764	Harvest Natural Resources, Inc.*	4,943
1,163	Holly Corp.	24,737
624	Overseas Shipholding Group, Inc.	21,435
465	SEACOR Holdings, Inc.*	36,958
1,197	Tidewater, Inc.	53,865
12,861	Valero Energy Corp.	231,498
		3,485,160
	Financials - 11.3%
12,299	Allstate Corp. (The)	330,966
1,240	American Equity Investment Life Holding Co.	8,978
202	American Physicians Capital, Inc.	8,987
5,890	Ameriprise Financial, Inc.	163,742
6,405	Aon Corp.	252,677
2,651	Apartment Investment & Management Co., Class A REIT	24,866

2,141	Ashford Hospitality Trust, Inc. REIT	$6,402
1,089	Bank Mutual Corp.	10,716
2,205	Calamos Asset Management, Inc., Class A	30,341
10,305	Capital One Financial Corp.	316,363
5,885	CB Richard Ellis Group, Inc., Class A*	64,146
8,003	Chubb Corp. (The)	369,579
1,161	Delphi Financial Group, Inc., Class A	27,667
178	FPIC Insurance Group, Inc.*	6,114
655	Harleysville Group, Inc.	20,318
910	Horace Mann Educators Corp.	10,328
323	Infinity Property & Casualty Corp.	13,417
4,224	Janus Capital Group, Inc.	57,700
954	Jones Lang LaSalle, Inc.	36,214
2,075	Knight Capital Group, Inc., Class A*	38,533
10,010	Loews Corp.	300,500
5,465	Moody’s Corp.	129,739
1,344	Odyssey Re Holdings Corp.	62,093
10,662	Prudential Financial, Inc.	472,007
503	RLI Corp.	24,954
1,771	Sunstone Hotel Investors, Inc. REIT	9,847
1,964	Torchmark Corp.	76,714
13,221	Travelers Cos., Inc. (The)	569,428
7,694	Unum Group	144,416
3,716	W.R. Berkley Corp.	86,323
1,566	Whitney Holding Corp.	13,718
		3,687,793
	Health Care - 10.7%
10,437	Aetna, Inc.	281,486
2,285	Alkermes, Inc.*	23,581
6,976	AmerisourceBergen Corp.	137,567
245	Assisted Living Concepts, Inc., Class A*	3,528
523	Chemed Corp.	23,064
2,413	Health Net, Inc.*	32,648
782	Healthways, Inc.*	11,527
4,219	IMS Health, Inc.	50,628
2,517	Laboratory Corp. of America Holdings*	169,117
1,311	LifePoint Hospitals, Inc.*	36,262
1,553	Lincare Holdings, Inc.*	40,658
222	Matrixx Initiatives, Inc.*	1,252
6,163	McKesson Corp.	315,237
456	MedCath Corp.*	5,499
11,188	Medco Health Solutions, Inc.*	591,398
1,021	MEDNAX, Inc.*	47,323
781	Mettler-Toledo International, Inc.*	65,651
621	Molina Healthcare, Inc.*	14,004
1,206	Nabi Biopharmaceuticals*	3,099
575	Nighthawk Radiology Holdings, Inc.*	2,777
734	Omnicell, Inc.*	9,160
2,762	Patterson Cos., Inc.*	70,044
1,407	PSS World Medical, Inc.*	28,436
1,501	Questcor Pharmaceuticals, Inc.*	8,796
283	Somanetics Corp.*	3,971
1,428	STERIS Corp.	40,098
27,491	UnitedHealth Group, Inc.	771,398
1,718	Universal American Corp.*	15,634
1,140	Universal Health Services, Inc., Class B	63,395
1,910	Valeant Pharmaceuticals International*	49,278
338	Vital Images, Inc.*	4,509
10,917	WellPoint, Inc.*	574,671
		3,495,696
	Industrials - 13.9%
399	AAON, Inc.	7,824
584	Administaff, Inc.	14,635
360	Advisory Board Co. (The)*	9,209
844	Alaska Air Group, Inc.*	19,463
212	American Science & Engineering, Inc.	14,787
459	ATC Technology Corp.*	9,602
16,843	Boeing Co. (The)	722,733
1,048	Brink’s Co. (The)	28,453
252	Cascade Corp.	6,161
13,668	Caterpillar, Inc.	602,212
439	CDI Corp.	5,575
539	Celadon Group, Inc.*	4,986
259	Consolidated Graphics, Inc.*	4,740
1,935	Copart, Inc.*	68,325
9,081	CSX Corp.	364,330
4,236	Dover Corp.	144,066
1,413	Dun & Bradstreet Corp. (The)	101,722
460	EnPro Industries, Inc.*	8,197
315	Exponent, Inc.*	8,130
430	G&K Services, Inc., Class A	9,770
1,392	Graco, Inc.	34,438
888	Granite Construction, Inc.	30,085
807	H&E Equipment Services, Inc.*	8,587
394	Heidrick & Struggles International, Inc.	8,073
1,250	Herman Miller, Inc.	20,763
701	Horizon Lines, Inc., Class A	3,512
410	Houston Wire & Cable Co.	4,408
11,498	Illinois Tool Works, Inc.	466,244
285	Kadant, Inc.*	3,166
1,782	Kennametal, Inc.	37,992
888	Kforce, Inc.*	8,649
1,092	Knoll, Inc.	10,691
2,680	L-3 Communications Holdings, Inc.	202,340
1,281	Lennox International, Inc.	44,643
449	M&F Worldwide Corp.*	8,931
551	McGrath Rentcorp	10,590
2,150	MPS Group, Inc.*	18,598
1,447	MSC Industrial Direct Co., Class A	56,780
800	Republic Airways Holdings, Inc.*	4,096
436	School Specialty, Inc.*	9,753
1,263	SkyWest, Inc.	16,015
1,199	Spherion Corp.*	6,595
387	Standard Parking Corp.*	6,536
3,026	Steelcase, Inc., Class A	22,150
2,443	Terex Corp.*	37,085
829	Toro Co. (The)	28,733
788	Tredegar Corp.	11,536
22,828	United Parcel Service, Inc., Class B	1,226,548
1,284	United Rentals, Inc.*	9,592
470	United Stationers, Inc.*	21,817
853	Watts Water Technologies, Inc., Class A	22,468
		4,556,334
	Information Technology - 17.1%
1,343	Acme Packet, Inc.*	13,484
2,244	ADC Telecommunications, Inc.*	16,336
11,992	Adobe Systems, Inc.*	388,781
1,443	ADTRAN, Inc.	34,863
973	Advanced Energy Industries, Inc.*	11,705
1,369	Alliance Data Systems Corp.*	69,819
6,718	Altera Corp.	125,559
816	Anixter International, Inc.*	27,924
864	Avid Technology, Inc.*	10,584
1,064	Avocent Corp.*	16,503

1,516	Benchmark Electronics, Inc.*	$23,953
11,315	Broadcom Corp., Class A*	319,422
1,460	Brooks Automation, Inc.*	8,658
1,483	Cirrus Logic, Inc.*	7,979
2,081	Cogent, Inc.*	23,723
921	Cognex Corp.	15,196
919	Cogo Group, Inc.*	6,010
566	Coherent, Inc.*	11,105
3,520	Computer Sciences Corp.*	169,558
5,535	Compuware Corp.*	40,572
2,743	Convergys Corp.*	29,378
3,380	Cypress Semiconductor Corp.*	35,896
936	DealerTrack Holdings, Inc.*	18,561
45,430	Dell, Inc.*	607,853
887	Digital River, Inc.*	31,355
710	DivX, Inc.*	4,139
528	DSP Group, Inc.*	4,599
1,156	DST Systems, Inc.*	51,245
2,400	EarthLink, Inc.	20,280
30,022	eBay, Inc.*	637,968
1,120	Electronics for Imaging, Inc.*	12,768
1,044	Exar Corp.*	7,339
1,860	Extreme Networks, Inc.*	4,222
1,814	F5 Networks, Inc.*	67,336
1,040	FalconStor Software, Inc.*	5,564
2,192	Gartner, Inc.*	37,483
833	Hackett Group, Inc. (The)*	2,532
2,182	Hewitt Associates, Inc., Class A*	65,307
470	Hutchinson Technology, Inc.*	1,537
666	Immersion Corp.*	2,811
1,060	Insight Enterprises, Inc.*	10,918
408	Integral Systems, Inc.*	2,929
3,844	Integrated Device Technology, Inc.*	26,024
1,012	InterDigital, Inc.*	29,965
2,827	Intersil Corp., Class A	40,624
1,475	Ixia*	11,121
1,021	j2 Global Communications, Inc.*	24,494
1,951	Jack Henry & Associates, Inc.	41,888
523	Kenexa Corp.*	6,381
3,837	KLA-Tencor Corp.	122,324
3,735	Lawson Software, Inc.*	22,186
1,807	Lexmark International, Inc., Class A*	26,165
802	LoopNet, Inc.*	6,416
14,909	LSI Corp.*	77,229
536	Manhattan Associates, Inc.*	9,916
737	Marchex, Inc., Class B	3,228
1,519	Micrel, Inc.	11,879
4,232	Microchip Technology, Inc.	113,968
276	MicroStrategy, Inc., Class A*	16,850
1,151	MKS Instruments, Inc.*	22,295
1,062	ModusLink Global Solutions, Inc.*	7,572
5,235	National Semiconductor Corp.	78,839
3,685	NCR Corp.*	47,684
706	Novatel Wireless, Inc.*	6,693
2,262	Novellus Systems, Inc.*	44,267
1,162	OmniVision Technologies, Inc.*	15,373
426	PC-Tel, Inc.*	2,850
915	Plexus Corp.*	23,506
1,941	Polycom, Inc.*	46,099
927	Progress Software Corp.*	20,978
2,747	QLogic Corp.*	35,848
3,122	RealNetworks, Inc.*	9,054
672	Rofin-Sinar Technologies, Inc.*	14,589
1,228	S1 Corp.*	8,707
618	Sigma Designs, Inc.*	9,993
1,625	Silicon Image, Inc.*	3,981
1,039	Silicon Laboratories, Inc.*	44,500
2,182	Silicon Storage Technology, Inc.*	4,102
1,249	SonicWALL, Inc.*	9,480
17,302	Sun Microsystems, Inc.*	158,659
308	Supertex, Inc.*	7,099
1,915	Sybase, Inc.*	68,557
1,093	Synaptics, Inc.*	26,199
820	Synchronoss Technologies, Inc.*	9,742
1,164	Tech Data Corp.*	40,659
1,419	TeleTech Holdings, Inc.*	23,726
9,137	Tellabs, Inc.*	52,995
27,487	Texas Instruments, Inc.	661,062
3,948	TIBCO Software, Inc.*	34,466
820	Tyler Technologies, Inc.*	12,628
2,015	ValueClick, Inc.*	23,172
4,469	VeriSign, Inc.*	91,346
19,967	Xerox Corp.	163,530
6,269	Xilinx, Inc.	135,975
1,379	Zebra Technologies Corp., Class A*	33,703
381	Zygo Corp.*	2,408
		5,596,748
	Materials - 2.5%
605	A. Schulman, Inc.	12,893
21,954	Alcoa, Inc.	258,179
2,277	Allegheny Technologies, Inc.	61,661
2,178	Ball Corp.	105,328
1,024	Carpenter Technology Corp.	19,139
3,277	Celanese Corp., Series A	84,219
1,686	Eastman Chemical Co.	83,727
1,128	H.B. Fuller Co.	22,740
3,969	MeadWestvaco Corp.	77,356
354	NewMarket Corp.	26,780
4,739	Steel Dynamics, Inc.	77,530
816	U.S. Concrete, Inc.*	1,599
		831,151
	Telecommunication Services - 1.6%
6,936	CenturyTel, Inc.	217,721
4,939	Cincinnati Bell, Inc.*	15,459
1,030	Cogent Communications Group, Inc.*	8,539
7,233	Frontier Communications Corp.	50,631
40,403	Qwest Communications International, Inc.	155,956
9,981	Windstream Corp.	87,533
		535,839
	Utilities - 1.1%
3,330	Mirant Corp.*	60,140
5,656	Sempra Energy	296,544
		356,684
	Total Common Stocks and Other Equity Interests (Cost $31,877,092)	32,710,852

	Money Market Fund - 0.1%
39,642	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $39,642)	39,642

	Total Investments (Cost $31,916,734)(a)-100.2%	32,750,494
	Liabilities in excess of other assets-(0.2%)	(64,921)
	Net Assets-100.0%	$32,685,573

REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $31,920,741. The net unrealized appreciation was $829,753 which consisted of aggregate gross unrealized appreciation of $4,134,904 and aggregate gross unrealized depreciation of $3,305,151.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend Achievers™ Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 7.3%
838	Cato Corp. (The), Class A	$16,660
1,574	Cedar Fair LP	18,510
3,925	Family Dollar Stores, Inc.	123,324
4,204	Fortune Brands, Inc.	166,352
6,122	Gannett Co., Inc.	42,854
4,470	Genuine Parts Co.	158,327
9,317	H&R Block, Inc.	155,501
6,422	Harley-Davidson, Inc.	145,137
1,813	Harte-Hanks, Inc.	19,617
1,656	John Wiley & Sons, Inc., Class A	52,810
16,009	Johnson Controls, Inc.	414,313
4,285	Leggett & Platt, Inc.	74,345
40,604	Lowe’s Cos., Inc.	911,966
877	Matthews International Corp., Class A	27,415
30,853	McDonald’s Corp.	1,698,766
8,819	McGraw-Hill Cos., Inc. (The)	276,476
1,282	Meredith Corp.	33,935
5,888	Nordstrom, Inc.	155,679
921	Polaris Industries, Inc.	34,878
3,538	Ross Stores, Inc.	155,990
3,252	Sherwin-Williams Co. (The)	187,803
2,241	Stanley Works (The)	89,976
20,761	Target Corp.	905,595
11,493	TJX Cos., Inc. (The)	416,391
3,112	VF Corp.	201,315
322	Weyco Group, Inc.	7,657
1,403	Wolverine World Wide, Inc.	33,812
		6,525,404
	Consumer Staples - 22.0%
17,792	Archer-Daniels-Midland Co.	535,895
11,813	Avon Products, Inc.	382,505
4,150	Brown-Forman Corp., Class B	182,392
1,911	Church & Dwight Co., Inc.	112,711
3,809	Clorox Co. (The)	232,387
63,705	Coca-Cola Co. (The)	3,175,057
13,728	Colgate-Palmolive Co.	994,456
6,336	Hershey Co. (The)	253,123
3,755	Hormel Foods Corp.	134,842
3,298	J.M. Smucker Co. (The)	164,999
11,571	Kimberly-Clark Corp.	676,325
817	Lancaster Colony Corp.	37,206
3,642	McCormick & Co., Inc.	117,345
42,876	PepsiCo, Inc.	2,433,213
78,423	Procter & Gamble Co. (The)	4,353,261
6,318	SUPERVALU, Inc.	93,696
16,301	Sysco Corp.	387,312
1,524	Tootsie Roll Industries, Inc.	36,805
710	Universal Corp.	27,030
1,888	Vector Group Ltd.	28,056
27,543	Walgreen Co.	855,210
89,406	Wal-Mart Stores, Inc.	4,459,571
		19,673,397
	Energy - 10.6%
1,453	Buckeye Partners LP	66,649
55,117	Chevron Corp.	3,828,978
4,618	Energy Transfer Partners LP	213,028
12,625	Enterprise Products Partners LP	354,762
61,845	Exxon Mobil Corp.	4,353,270
2,923	Helmerich & Payne, Inc.	100,434
1,425	Holly Corp.	30,310
7,560	Kinder Morgan Energy Partners LP	401,285
2,877	TEPPCO Partners LP	98,365
		9,447,081
	Financials - 14.3%
684	1st Source Corp.	11,293
13,088	Aflac, Inc.	495,512
1,051	Alexandria Real Estate Equities, Inc. REIT	40,054
14,819	Allstate Corp. (The)	398,779
299	Arrow Financial Corp.	8,381
2,833	Arthur J. Gallagher & Co.	64,876
3,477	Associated Banc-Corp.	37,691
433	BancFirst Corp.	15,514
2,356	BancorpSouth, Inc.	53,010
1,290	Bank of Hawaii Corp.	49,497
502	Bank of the Ozarks, Inc.	12,691
17,952	BB&T Corp.	410,742
4,020	Brown & Brown, Inc.	77,104
484	Capital City Bank Group, Inc.	7,725
3,764	CBL & Associates Properties, Inc. REIT	22,358
680	Chemical Financial Corp.	14,776
9,619	Chubb Corp. (The)	444,205
4,581	Cincinnati Financial Corp.	110,631
1,452	City National Corp.	57,267
4,169	Comerica, Inc.	99,389
2,151	Commerce Bancshares, Inc.	78,856
926	Community Bank System, Inc.	16,788
429	Community Trust Bancorp, Inc.	11,647
1,588	Corporate Office Properties Trust REIT	53,849
1,680	Cullen/Frost Bankers, Inc.	80,690
6,209	Duke Realty Corp. REIT	58,923
711	EastGroup Properties, Inc. REIT	24,686
3,150	Eaton Vance Corp.	90,153
987	Entertainment Properties Trust REIT	26,955
1,576	Erie Indemnity Co., Class A	59,021
781	Essex Property Trust, Inc. REIT	50,773
3,085	F.N.B. Corp.	23,940
1,645	Federal Realty Investment Trust REIT	93,847
2,911	Federated Investors, Inc., Class B	75,482
1,007	First Busey Corp.	6,294
437	First Community Bancshares, Inc.	5,943
518	First Financial Bankshares, Inc.	27,283
371	First Financial Corp.	12,054
331	First Financial Holdings, Inc.	4,740
1,368	First Midwest Bancorp, Inc.	11,436
4,259	First Niagara Financial Group, Inc.	56,006
612	Flushing Financial Corp.	6,493
4,378	Forest City Enterprises, Inc., Class A	31,259
6,439	Franklin Resources, Inc.	571,011
4,834	Fulton Financial Corp.	32,678
702	Getty Realty Corp. REIT	15,718
1,741	Glacier Bancorp, Inc.	27,107
799	Harleysville Group, Inc.	24,785
9,449	Hartford Financial Services Group, Inc. (The)	155,814

3,117	HCC Insurance Holdings, Inc.	$78,237
7,593	HCP, Inc. REIT	195,596
459	Heartland Financial USA, Inc.	7,730
932	Home Properties, Inc. REIT	33,272
578	IBERIABANK Corp.	27,074
1,680	Investors Real Estate Trust REIT	15,641
10,229	Kimco Realty Corp. REIT	100,653
351	Lakeland Financial Corp.	6,873
4,045	Legg Mason, Inc.	113,826
3,044	Liberty Property Trust REIT	84,532
8,077	Lincoln National Corp.	171,152
3,204	M&T Bank Corp.	186,857
2,107	Macerich Co. (The) REIT	41,445
570	MainSource Financial Group, Inc.	3,825
10,363	Marshall & Ilsley Corp.	62,593
1,495	Mercury General Corp.	52,430
2,330	National Penn Bancshares, Inc.	11,603
2,208	National Retail Properties, Inc. REIT	43,520
6,665	Northern Trust Corp.	398,634
1,877	Old National Bancorp	21,210
6,572	Old Republic International Corp.	67,954
390	Old Second Bancorp, Inc.	1,973
395	Park National Corp.	25,181
12,576	ProLogis REIT	110,543
2,959	Realty Income Corp. REIT	69,773
2,235	Regency Centers Corp. REIT	71,699
599	Renasant Corp.	8,919
590	Republic Bancorp, Inc., Class A	14,225
612	RLI Corp.	30,361
782	S&T Bancorp, Inc.	10,721
383	S.Y. Bancorp, Inc.	9,414
463	Sandy Spring Bancorp, Inc.	7,501
5,378	SEI Investments Co.	101,644
398	Simmons First National Corp., Class A	11,932
419	Southside Bancshares, Inc.	9,486
415	Southwest Bancorp, Inc.	4,179
624	Sovran Self Storage, Inc. REIT	16,798
1,123	State Auto Financial Corp.	19,417
13,669	State Street Corp.	687,551
2,186	Sterling Bancshares, Inc.	17,641
2,369	Susquehanna Bancshares, Inc.	12,461
7,122	T. Rowe Price Group, Inc.	332,669
895	Tanger Factory Outlet Centers, Inc. REIT	31,808
1,444	Taubman Centers, Inc. REIT	38,425
3,628	TCF Financial Corp.	51,300
276	Tompkins Financial Corp.	12,276
1,881	Transatlantic Holdings, Inc.	88,990
1,630	Trustmark Corp.	32,437
53,643	U.S. Bancorp	1,094,854
4,269	UDR, Inc. REIT	44,611
1,082	UMB Financial Corp.	45,141
1,226	United Bankshares, Inc.	24,839
338	Universal Health Realty Income Trust REIT	11,549
756	Urstadt Biddle Properties, Inc., Class A REIT	11,635
3,934	Valley National Bancorp	50,040
4,921	Vornado Realty Trust REIT	251,069
1,119	W.P. Carey & Co. LLC	30,381
1,634	Washington REIT	41,814
2,497	Washington Federal, Inc.	34,783
451	Washington Trust Bancorp, Inc.	8,190
1,472	Webster Financial Corp.	16,648
3,339	Weingarten Realty Investors REIT	51,521
129,582	Wells Fargo & Co.	3,169,576
756	WesBanco, Inc.	12,602
200	Wesco Financial Corp.	60,990
841	Westamerica Bancorp	43,951
1,911	Whitney Holding Corp.	16,740
1,955	Wilmington Trust Corp.	22,463
183	WSFS Financial Corp.	4,917
		12,768,021
	Health Care - 14.9%
42,897	Abbott Laboratories	1,929,936
1,765	Beckman Coulter, Inc.	111,177
6,874	Becton, Dickinson and Co.	447,841
2,748	C.R. Bard, Inc.	202,170
10,103	Cardinal Health, Inc.	336,430
4,110	DENTSPLY International, Inc.	137,069
31,922	Eli Lilly & Co.	1,113,759
72,116	Johnson & Johnson	4,391,143
30,733	Medtronic, Inc.	1,088,563
1,146	Meridian Bioscience, Inc.	25,235
1,107	Owens & Minor, Inc.	49,040
187,236	Pfizer, Inc.	2,982,669
11,109	Stryker Corp.	431,918
1,049	Teleflex, Inc.	50,310
927	West Pharmaceutical Services, Inc.	33,836
		13,331,096
	Industrials - 13.7%
19,001	3M Co.	1,339,951
859	A.O. Smith Corp.	33,535
1,452	ABM Industries, Inc.	30,594
3,108	Avery Dennison Corp.	83,077
421	Badger Meter, Inc.	15,514
1,457	Brady Corp., Class A	42,850
4,681	C.H. Robinson Worldwide, Inc.	255,255
1,678	Carlisle Cos., Inc.	52,572
16,432	Caterpillar, Inc.	723,994
4,182	Cintas Corp.	105,303
1,379	CLARCOR, Inc.	45,659
338	Courier Corp.	5,590
8,775	Danaher Corp.	537,381
2,191	Donaldson Co., Inc.	83,280
5,159	Dover Corp.	175,458
21,122	Emerson Electric Co.	768,418
5,914	Expeditors International of Washington, Inc.	200,662
4,160	Fastenal Co.	147,971
654	Franklin Electric Co., Inc.	21,190
10,581	General Dynamics Corp.	586,082
291,761	General Electric Co.	3,909,597
474	Gorman-Rupp Co. (The)	10,584
2,280	Harsco Corp.	62,723
1,257	HNI Corp.	28,006
13,815	Illinois Tool Works, Inc.	560,198
9,551	Masco Corp.	133,045
677	McGrath Rentcorp	13,012
1,013	Mine Safety Appliances Co.	28,455
235	NACCO Industries, Inc., Class A	9,891
954	Nordson Corp.	42,835
1,002	Otter Tail Corp.	23,357
4,457	Parker Hannifin Corp.	197,356
2,792	Pentair, Inc.	76,277
6,531	Pitney Bowes, Inc.	134,865
513	Raven Industries, Inc.	14,723
2,527	Roper Industries, Inc.	120,841

519	Tennant Co.	$11,387
25,956	United Technologies Corp.	1,413,823
543	Universal Forest Products, Inc.	24,240
2,096	W.W. Grainger, Inc.	188,451
		12,258,002
	Information Technology - 6.0%
13,660	Automatic Data Processing, Inc.	508,835
1,828	Diebold, Inc.	50,672
36,260	International Business Machines Corp.	4,276,142
2,294	Jack Henry & Associates, Inc.	49,252
6,171	Linear Technology Corp.	165,815
9,923	Paychex, Inc.	262,960
		5,313,676
	Materials - 3.3%
5,819	Air Products & Chemicals, Inc.	434,097
2,595	Albemarle Corp.	77,097
1,923	AptarGroup, Inc.	67,151
3,039	Bemis Co., Inc.	79,987
6,576	Ecolab, Inc.	272,970
1,381	H.B. Fuller Co.	27,841
1,263	Martin Marietta Materials, Inc.	108,706
999	Myers Industries, Inc.	9,830
8,631	Nucor Corp.	383,821
4,619	PPG Industries, Inc.	254,045
8,265	Praxair, Inc.	646,158
3,544	RPM International, Inc.	56,562
3,398	Sigma-Aldrich Corp.	172,449
2,834	Sonoco Products Co.	75,044
275	Stepan Co.	12,315
2,847	Valspar Corp. (The)	72,086
3,359	Vulcan Materials Co.	159,485
		2,909,644
	Telecommunication Services - 5.1%
164,291	AT&T, Inc.	4,309,353
8,306	CenturyTel, Inc.	260,725
671	Shenandoah Telecommunications Co.	13,662
		4,583,740
	Utilities - 2.7%
492	American States Water Co.	17,884
3,855	Aqua America, Inc.	69,621
2,602	Atmos Energy Corp.	70,670
1,101	Black Hills Corp.	28,637
589	California Water Service Group	22,305
239	Connecticut Water Service, Inc.	5,170
7,674	Consolidated Edison, Inc.	302,049
2,036	Energen Corp.	84,128
11,468	FPL Group, Inc.	649,892
2,169	Integrys Energy Group, Inc.	73,269
5,165	MDU Resources Group, Inc.	103,971
652	MGE Energy, Inc.	23,387
380	Middlesex Water Co.	5,810
2,258	National Fuel Gas Co.	91,630
1,130	New Jersey Resources Corp.	43,618
756	Northwest Natural Gas Co.	33,748
2,078	Piedmont Natural Gas Co., Inc.	51,160
7,771	Progress Energy, Inc.	306,488
4,894	Questar Corp.	161,845
522	SJW Corp.	11,703
692	Southwest Water Co.	3,384
854	Suburban Propane Partners LP	38,336
3,067	UGI Corp.	81,091
2,259	Vectren Corp.	55,481
1,414	WGL Holdings, Inc.	46,832
		2,382,109
	Total Investments (Cost $92,846,088)(a)-99.9%	89,192,170
	Other assets less liabilities-0.1%	120,841
	Net Assets-100.0%	$89,313,011

REIT	Real Estate Investment Trust

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $94,577,642. The net unrealized depreciation was $5,385,472 which consisted of aggregate gross unrealized appreciation of $3,579,684 and aggregate gross unrealized depreciation of $8,965,156.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Preferred Stocks - 99.3%
	Banks - 59.7%
1,597,072	Bank of America Corp., 6.20%, Series D (~)	$30,823,490
1,755,418	Bank of America Corp., 7.25%, Series J	35,424,335
4,255,512	Bank of America Corp., 8.20%	92,344,610
2,664,888	Bank of America Corp., 8.63%, Series MER	60,546,255
3,761,113	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	86,129,488
1,553,192	Goldman Sachs Group, Inc. (The), 6.20%, Series B	37,090,225
2,237,926	HSBC Holdings PLC, 8.13% (United Kingdom)	55,881,012
773,440	HSBC USA, Inc., 6.50%, Series H (~)	17,263,181
2,363,391	JPMorgan Chase & Co., 8.63%	61,542,702
1,293,398	National Bank of Greece SA, 9.00% (Greece) (~)	30,394,853
496,210	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	6,500,351
1,906,883	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	25,285,268
1,684,189	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	22,467,081
1,745,494	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	23,930,723
1,294,069	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	18,440,483
3,238,761	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom) (~)	50,686,610
1,030,641	Santander Finance Preferred SA Unipersonal, 6.50% (Spain)	22,725,634
955,176	Santander Finance Preferred SA Unipersonal, 6.80% (Spain)	22,446,636
1,034,702	U.S. Bancorp, 7.88%, Series D (~)	27,316,133
2,579,647	Wells Fargo & Co., 8.00%, Series J	61,782,546
		789,021,616
	Diversified Financial Services - 6.9%
2,080,381	Credit Suisse Guernsey, 7.90% (Switzerland)	52,009,525
1,034,748	HSBC Finance Corp., 6.36%	18,511,642
855,316	Repsol International Capital Ltd., 7.45%, Series A	20,955,242
		91,476,409
	Insurance - 32.7%
1,008,251	Aegon NV, 6.38% (Netherlands)	16,132,016
551,197	Aegon NV, 6.50% (Netherlands)	9,061,679
622,462	Aegon NV, 6.88% (Netherlands)	10,700,122
1,568,084	Aegon NV, 7.25% (Netherlands)	29,354,532
2,474,107	Allianz SE, 8.38% (Germany)	59,774,425
517,375	Axis Capital Holdings Ltd., 7.25%, Series A (~)	11,139,084
1,525,589	ING Groep NV, 6.13% (Netherlands) (~)	27,048,693
2,239,501	ING Groep NV, 6.38% (Netherlands) (~)	39,348,032
9,065	ING Groep NV, 7.20% (Netherlands)	181,934
2,740,709	ING Groep NV, 7.38% (Netherlands)	54,266,038
2,709,786	ING Groep NV, 8.50% (Netherlands)	59,019,139
2,427,894	MetLife, Inc., 6.50%, Series B	55,598,773
600,163	Partnerre Ltd., 6.75%, Series C (~)	13,683,716
620,843	Prudential PLC, 6.50% (United Kingdom) (~)	13,192,914
517,375	Prudential PLC, 6.75% (United Kingdom)	11,097,694
517,375	Renaissancere Holdings Ltd., 6.08%, Series C	9,545,569
620,843	Renaissancere Holdings Ltd., 6.60%, Series D (~)	13,050,120
		432,194,480
	Total Preferred Stocks (Cost $1,054,783,661)	1,312,692,505

	Money Market Fund - 0.0%
561,292	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $561,292)	561,292

	Total Investments (Cost $1,055,344,953)(a)-99.3%	1,313,253,797
	Other assets less liabilities-0.7%	8,939,125
	Net Assets-100.0%	$1,322,192,922

(~) Affiliated Investment.  The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the three months ended July 31, 2009.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	04/30/09	at Cost	from Sales	Appreciation	Gain	07/31/09	Income
Axis Capital Holdings Ltd., 7.25%, Series A	$7,409,623	$1,976,255	$(121,157)	$1,834,729	$39,634	$11,139,084	$216,004
Bank of America Corp., 6.20%, Series D	16,416,448	5,083,720	(312,467)	9,458,354	177,435	30,823,490	545,036
HSBC USA, Inc., 6.50%, Series H	10,760,558	3,123,875	(186,084)	3,454,747	110,085	17,263,181	285,298
ING Groep NV, 6.13% (Netherlands)	13,072,319	4,363,043	(271,297)	9,699,651	184,977	27,048,693	539,515
ING Groep NV, 6.38% (Netherlands)	19,867,866	6,488,393	(393,008)	13,119,888	264,893	39,348,032	784,287
National Bank of Greece SA, 9.00%	19,699,057	5,398,491	(330,022)	5,464,397	162,930	30,394,853	645,627
Partnerre Ltd., 6.75%, Series C	9,494,529	2,407,062	(145,583)	1,882,915	44,793	13,683,716	218,579
Prudential PLC, 6.50% (United Kingdom)	7,362,383	2,220,097	(132,673)	3,662,430	80,677	13,192,914	224,126
Renaissancere Holdings Ltd.	9,145,818	2,369,878	(144,246)	1,628,561	50,109	13,050,120	225,402
Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	23,086,900	7,980,815	(460,381)	19,759,051	320,225	50,686,610	1,332,537
U.S. Bancorp, 7.88%, Series D	19,137,635	4,991,304	(310,968)	3,366,029	132,133	27,316,133	474,449
Total Investments in Affiliates	155,453,136	46,402,933	(2,807,886)	73,330,752	1,567,891	273,946,826	5,490,860

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $1,098,109,951. The net unrealized appreciation was $215,143,846 which consisted of aggregate gross unrealized appreciation of $257,908,844 and aggregate gross unrealized depreciation of $42,764,998.

The Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	23.7%
Netherlands	18.5

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers™ Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Agriculture - 6.9%
60,761	Universal Corp.	$2,313,171
304,998	Vector Group Ltd.	4,532,271
		6,845,442
	Banks - 19.8%
61,322	Associated Banc-Corp.	664,730
50,068	BB&T Corp.	1,145,556
16,681	Comerica, Inc.	397,675
451,651	F.N.B. Corp.	3,504,812
144,666	Fulton Financial Corp.	977,942
39,221	M&T Bank Corp.	2,287,369
62,217	Marshall & Ilsley Corp.	375,791
103,104	Old National Bancorp	1,165,075
180,711	Old Second Bancorp, Inc.	914,398
43,038	Park National Corp.	2,743,673
335,696	Susquehanna Bancshares, Inc.	1,765,761
44,100	TCF Financial Corp.	623,574
23,222	U.S. Bancorp	473,961
17,995	Webster Financial Corp.	203,523
20,367	Whitney Holding Corp.	178,415
186,329	Wilmington Trust Corp.	2,140,920
		19,563,175
	Building Materials - 1.4%
95,471	Masco Corp.	1,329,911

	Chemicals - 4.5%
37,508	PPG Industries, Inc.	2,062,940
146,082	RPM International, Inc.	2,331,469
		4,394,409
	Diversified Financial Services - 1.7%
63,798	Federated Investors, Inc., Class B	1,654,282

	Electric - 13.9%
97,263	Black Hills Corp.	2,529,811
65,465	Consolidated Edison, Inc.	2,576,702
111,158	Integrys Energy Group, Inc.	3,754,917
94,453	Otter Tail Corp.	2,201,700
68,157	Progress Energy, Inc.	2,688,112
		13,751,242
	Gas - 4.5%
79,546	Atmos Energy Corp.	2,160,469
94,496	Vectren Corp.	2,320,822
		4,481,291
	Household Products/Wares - 2.3%
86,411	Avery Dennison Corp.	2,309,766

	Insurance - 13.2%
50,667	Allstate Corp. (The)	1,363,449
104,607	Arthur J. Gallagher & Co.	2,395,500
116,773	Cincinnati Financial Corp.	2,820,068
47,553	Hartford Financial Services Group, Inc. (The)	784,149
80,760	Mercury General Corp.	2,832,253
275,690	Old Republic International Corp.	2,850,635
		13,046,054
	Leisure Time - 3.1%
45,773	Harley-Davidson, Inc.	1,034,470
53,850	Polaris Industries, Inc.	2,039,299
		3,073,769
	Machinery-Diversified - 3.2%
73,946	NACCO Industries, Inc., Class A	3,112,387

	Media - 3.3%
268,762	Gannett Co., Inc.	1,881,334
53,557	Meredith Corp.	1,417,654
		3,298,988
	Miscellaneous Manufacturing - 4.2%
111,389	General Electric Co.	1,492,612
154,948	Leggett & Platt, Inc.	2,688,348
		4,180,960
	Office Furnishings - 1.9%
85,969	HNI Corp.	1,915,389

	Office/Business Equipment - 2.7%
129,314	Pitney Bowes, Inc.	2,670,334

	Pharmaceuticals - 1.8%
109,458	Pfizer, Inc.	1,743,666

	REIT - 4.1%
181,740	Getty Realty Corp. REIT	4,069,159

	Savings & Loans - 1.0%
65,507	First Financial Holdings, Inc.	938,060

	Telecommunications - 6.5%
103,831	AT&T, Inc.	2,723,487
118,849	CenturyTel, Inc.	3,730,670
		6,454,157
	Total Investments (Cost $98,849,491)(a)-100.0%	98,832,441
	Liabilities in excess of other assets-(0.0%)	(9,601)
	Net Assets-100.0%	$98,822,840

REIT	Real Estate Investment Trust

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $99,351,802. The net unrealized depreciation was $519,361 which consisted of aggregate gross unrealized appreciation of $8,931,771 and aggregate gross unrealized depreciation of $9,451,132.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.2%
	Australia - 2.5%
46,055	BHP Billiton Ltd. ADR	$2,899,623
62,548	Westpac Banking Corp. ADR	5,691,868
		8,591,491
	Bahamas - 1.7%
319,777	Teekay Corp.	5,692,030

	Bermuda - 4.9%
101,146	Axis Capital Holdings Ltd.	2,878,615
89,122	Max Capital Group Ltd.	1,779,766
37,538	RenaissanceRe Holdings Ltd.	1,886,285
574,938	Tsakos Energy Navigation Ltd.	10,228,147
		16,772,813
	Canada - 23.6%
108,382	Bank of Montreal	5,431,022
98,105	Bank of Nova Scotia	4,190,065
139,725	Brookfield Asset Management, Inc., Class A	2,939,814
721,221	Brookfield Properties Corp.	6,822,751
27,593	Cameco Corp.	762,947
90,565	Canadian Imperial Bank of Commerce	5,582,427
40,350	Canadian National Railway Co.	1,968,273
11,006	Canadian Natural Resources Ltd.	664,652
49,939	Canadian Pacific Railway Ltd.	2,221,786
90,154	Enbridge, Inc.	3,501,581
57,373	EnCana Corp.	3,078,062
21,091	Imperial Oil Ltd.	843,640
203,136	Manulife Financial Corp.	4,938,236
321,444	Methanex Corp.	5,281,325
58,673	Ritchie Bros. Auctioneers, Inc.	1,408,152
82,488	Royal Bank of Canada	3,915,705
227,385	Shaw Communications, Inc., Class B	3,986,059
129,014	Sun Life Financial, Inc.	4,399,377
16,850	Suncor Energy, Inc.	547,288
73,842	Talisman Energy, Inc.	1,136,428
206,299	Telus Corp.	5,656,719
111,628	Thomson Reuters Corp.	3,620,096
64,474	Toronto-Dominion Bank (The)	3,780,755
161,520	TransCanada Corp.	4,595,244
		81,272,404
	Cayman Islands - 0.4%
81,032	Consolidated Water Co., Inc.	1,425,353

	Chile - 0.7%
72,159	Sociedad Quimica y Minera de Chile SA ADR	2,582,571

	China - 1.1%
35,675	China Telecom Corp. Ltd. ADR	1,854,743
62,728	Huaneng Power International, Inc. ADR	1,960,877
		3,815,620
	Denmark - 0.4%
23,133	Novo Nordisk A/S ADR	1,350,736

	Finland - 1.0%
260,830	Nokia Oyj Corp. ADR	3,479,472

	France - 3.6%
127,566	AXA SA ADR	2,696,745
137,278	Sanofi-Aventis ADR	4,480,754
153,175	Veolia Environnement ADR	5,270,752
		12,448,251
	Germany - 2.7%
344,106	Allianz SE ADR	3,410,091
24,979	Fresenius Medical Care AG & Co. KGaA ADR	1,146,286
55,929	SAP AG ADR	2,642,645
25,508	Siemens AG ADR	2,027,376
		9,226,398
	India - 0.2%
5,492	HDFC Bank Ltd. ADR	536,953

	Ireland - 3.1%
434,353	CRH PLC ADR	10,741,550

	Israel - 0.2%
14,750	Teva Pharmaceutical Industries Ltd. ADR	786,765

	Japan - 8.4%
82,551	Canon, Inc. ADR	3,056,038
69,332	Honda Motor Co. Ltd. ADR	2,227,637
39,124	Kubota Corp. ADR	1,775,838
19,600	Kyocera Corp. ADR	1,571,332
313,953	Mitsubishi UFJ Financial Group, Inc. ADR	1,946,509
15,317	Mitsui & Co. Ltd. ADR	3,816,843
53,932	Nidec Corp. ADR	968,079
128,816	Nippon Telegraph & Telephone Corp. ADR	2,660,051
217,208	NTT DoCoMo, Inc. ADR	3,136,484
35,748	ORIX Corp. ADR	1,167,530
139,732	Panasonic Corp. ADR	2,209,163
30,773	Toyota Motor Corp. ADR	2,590,471
30,623	Wacoal Holdings Corp. ADR	1,941,498
		29,067,473
	Mexico - 4.2%
53,945	America Movil SAB de CV, Series L ADR	2,320,175
14,213	Fomento Economico Mexicano SAB de CV ADR	548,622
263,180	Grupo Aeroportuario del Sureste SAB de CV ADR	11,679,928
		14,548,725
	Netherlands - 3.4%
184,068	Koninklijke Philips Electronics NV	4,189,388
169,012	Reed Elsevier NV ADR	3,525,590
145,193	Unilever NV	3,949,249
		11,664,227
	Peru - 0.7%
35,960	Credicorp Ltd.	2,398,532

	Portugal - 1.7%
562,933	Portugal Telecom SGPS SA ADR	5,770,063

	Russia - 2.1%
174,620	Mobile Telesystems OJSC ADR	7,332,294

	South Africa - 1.0%
98,328	Sasol Ltd. ADR	3,512,276

	Spain - 7.9%
856,914	Banco Bilbao Vizcaya Argentaria SA ADR	14,087,666

566,327	Banco Santander SA ADR	$8,189,089
65,705	Telefonica SA ADR	4,904,221
		27,180,976
	Switzerland - 0.5%
14,634	Alcon, Inc.	1,867,298

	United Kingdom - 20.5%
92,930	AstraZeneca PLC ADR	4,315,669
66,420	BHP Billiton PLC ADR	3,513,618
131,013	BP PLC ADR	6,555,890
69,914	British American Tobacco PLC ADR	4,347,952
74,213	Cadbury PLC ADR	2,933,640
123,904	HSBC Holdings PLC ADR	6,281,933
338,530	InterContinental Hotels Group PLC ADR	3,832,159
188,605	National Grid PLC ADR	8,830,486
421,965	Pearson PLC ADR	4,890,574
40,743	Smith & Nephew PLC ADR	1,615,460
18,042	Thomson Reuters PLC ADR	3,463,523
141,894	Unilever PLC ADR	3,738,907
508,848	Vodafone Group PLC ADR	10,472,092
154,207	WPP PLC ADR	5,940,054
		70,731,957
	United States - 2.7%
44,456	ACE Ltd.	2,181,011
17,219	Bunge Ltd.	1,204,813
38,579	PartnerRe Ltd.	2,646,134
134,452	Willis Group Holdings Ltd.	3,350,544
		9,382,502
	Total Common Stocks and Other Equity Interests (Cost $346,107,019)	342,178,730

	Money Market Fund - 0.1%
424,598	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $424,598)	424,598

	Total Investments (Cost $346,531,617)(a)-99.3%	342,603,328
	Other assets less liabilities-0.7%	2,489,041
	Net Assets-100.0%	$345,092,369

ADR	American Depositary Receipt

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $350,157,928. The net unrealized depreciation was $7,554,600 which consisted of aggregate gross unrealized appreciation of $29,194,531 and aggregate gross unrealized depreciation of $36,749,131.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Banks-Central U.S. - 35.5%
18,985	BancFirst Corp.	$680,232
80,773	Bank Mutual Corp.	794,806
33,103	BOK Financial Corp.	1,386,685
42,676	Commerce Bancshares, Inc.	1,564,502
85,890	First Financial Bancorp	742,090
15,004	First Financial Bankshares, Inc.	790,261
21,760	First Financial Corp.	706,982
42,077	FirstMerit Corp.	785,998
26,111	Prosperity Bancshares, Inc.	874,980
31,953	Southside Bancshares, Inc.	723,416
18,248	UMB Financial Corp.	761,307
		9,811,259
	Commercial Banks-Eastern U.S. - 2.4%
15,150	Tompkins Financial Corp.	673,872

	Commercial Banks-Southern U.S. - 23.6%
28,975	Bank of the Ozarks, Inc.	732,488
23,077	City Holding Co.	743,541
26,612	Community Trust Bancorp, Inc.	722,516
5,535	First Citizens BancShares, Inc., Class A	786,136
36,720	Home BancShares, Inc.	799,027
320,562	Regions Financial Corp.	1,416,884
29,570	S.Y. Bancorp, Inc.	726,831
44,948	Townebank	596,010
		6,523,433
	Commercial Banks-Western U.S. - 5.8%
51,521	TriCo Bancshares	856,794
14,126	Westamerica Bancorp	738,225
		1,595,019
	Finance-Investment Banker/Broker - 5.1%
36,408	JPMorgan Chase & Co.	1,407,169

	S&L/Thrifts-Central U.S. - 9.0%
31,909	Capitol Federal Financial	1,175,208
117,717	TFS Financial Corp.	1,306,659
		2,481,867
	S&L/Thrifts-Eastern U.S. - 13.9%
76,613	Beneficial Mutual Bancorp, Inc.*	684,154
104,695	Hudson City Bancorp, Inc.	1,472,012
39,705	Northwest Bancorp, Inc.	813,556
88,699	Provident New York Bancorp	860,380
		3,830,102
	Super-Regional Banks-U.S. - 4.7%
52,673	Wells Fargo & Co.	1,288,382

	Total Common Stocks (Cost $30,451,780)	27,611,103

	Money Market Fund - 0.2%
64,880	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,880)	64,880

	Total Investments (Cost $30,516,660)(a)-100.2%	27,675,983
	Liabilities in excess of other assets-(0.2%)	(54,933)
	Net Assets-100.0%	$27,621,050

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $30,846,928. The net unrealized depreciation was $3,170,945 which consisted of aggregate gross unrealized appreciation of $965,161 and aggregate gross unrealized depreciation of $4,136,106.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 59.8%
149,850	Acorda Therapeutics, Inc.*	$3,785,211
135,822	Amgen, Inc.*	8,463,069
130,971	Biogen Idec, Inc.*	6,227,671
216,870	Cubist Pharmaceuticals, Inc.*	4,309,207
163,202	Dendreon Corp.*	3,951,120
338,190	Emergent Biosolutions, Inc.*	4,856,408
461,322	Enzon Pharmaceuticals, Inc.*	3,750,548
666,630	Exelixis, Inc.*	3,566,470
373,340	Facet Biotech Corp.*	3,292,859
157,377	Gilead Sciences, Inc.*	7,700,457
1,497,895	Human Genome Sciences, Inc.*	21,419,899
184,771	Illumina, Inc.*	6,677,624
446,297	Immunogen, Inc.*	3,878,321
521,834	Maxygen, Inc.*	4,169,454
107,854	Millipore Corp.*	7,506,638
109,462	OSI Pharmaceuticals, Inc.*	3,698,721
532,345	PDL BioPharma, Inc.	4,381,199
		101,634,876
	Chemicals - 4.2%
139,971	Sigma-Aldrich Corp.	7,103,528

	Electronics - 10.3%
65,646	Dionex Corp.*	4,326,728
106,255	Varian, Inc.*	5,393,504
156,579	Waters Corp.*	7,868,094
		17,588,326
	Healthcare-Products - 7.6%
566,585	Bruker Corp.*	5,699,845
112,543	Techne Corp.	7,182,494
		12,882,339
	Pharmaceuticals - 18.1%
454,521	Alkermes, Inc.*	4,690,657
902,390	Inspire Pharmaceuticals, Inc.*	4,385,615
268,102	Isis Pharmaceuticals, Inc.*	4,900,905
548,119	Nektar Therapeutics*	3,880,683
333,316	Noven Pharmaceuticals, Inc.*	5,493,048
293,402	Osiris Therapeutics, Inc.*	3,570,702
507,517	Siga Technologies, Inc.*	3,948,482
		30,870,092
	Total Common Stocks (Cost $154,346,990)	170,079,161

	Money Market Fund - 0.0%
35,172	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $35,172)	35,172

	Total Investments (Cost $154,382,162)(a)-100.0%	170,114,333
	Liabilities in excess of other assets-(0.0%)	(38,473)
	Net Assets-100.0%	$170,075,860

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $155,405,798. The net unrealized appreciation was $14,708,535 which consisted of aggregate gross unrealized appreciation of $30,421,456 and aggregate gross unrealized depreciation of $15,712,921.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 11.8%
65,647	AAON, Inc.	$1,287,338
110,831	Apogee Enterprises, Inc.	1,615,916
76,367	Armstrong World Industries, Inc.*	1,878,628
146,351	Comfort Systems USA, Inc.	1,724,015
		6,505,897
	Commercial Services - 7.4%
262,081	Great Lakes Dredge & Dock Corp.	1,517,449
109,746	Quanta Services, Inc.*	2,558,179
		4,075,628
	Distribution/Wholesale - 2.8%
94,168	Beacon Roofing Supply, Inc.*	1,579,197

	Electric - 2.4%
124,811	Pike Electric Corp.*	1,314,260

	Engineering & Construction - 29.0%
42,790	Aecom Technology Corp.*	1,386,396
60,768	EMCOR Group, Inc.*	1,465,724
53,284	Fluor Corp.	2,813,395
37,358	Granite Construction, Inc.	1,265,689
58,352	Jacobs Engineering Group, Inc.*	2,391,265
32,487	Michael Baker Corp.*	1,385,571
64,774	Orion Marine Group, Inc.*	1,448,347
79,850	Sterling Construction Co., Inc.*	1,272,010
52,066	URS Corp.*	2,634,540
		16,062,937
	Environmental Control - 2.9%
53,192	Tetra Tech, Inc.*	1,602,143

	Home Builders - 5.5%
5,058	NVR, Inc.*	3,040,617

	Metal Fabricate/Hardware - 7.3%
46,826	LB Foster Co., Class A*	1,404,780
35,029	Northwest Pipe Co.*	1,218,308
19,902	Valmont Industries, Inc.	1,429,362
		4,052,450
	Miscellaneous Manufacturing - 5.9%
24,625	Ameron International Corp.	1,835,055
81,519	LSB Industries, Inc.*	1,447,777
		3,282,832
	Office Furnishings - 2.7%
215,369	Interface, Inc., Class A	1,494,661

	Retail - 16.2%
108,088	Home Depot, Inc. (The)	2,803,803
131,684	Lowe’s Cos., Inc.	2,957,622
90,128	Lumber Liquidators, Inc.*	1,479,902
35,577	Tractor Supply Co.*	1,706,629
		8,947,956
	Textiles - 6.1%
65,412	Mohawk Industries, Inc.*	3,373,951

	Total Common Stocks (Cost $49,477,977)	55,332,529

	Money Market Fund - 0.1%
40,201	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $40,201)	40,201

	Total Investments (Cost $49,518,178)(a)-100.1%	55,372,730
	Liabilities in excess of other assets-(0.1%)	(56,090)
	Net Assets-100.0%	$55,316,640

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $49,781,238. The net unrealized appreciation was $5,591,492 which consisted of aggregate gross unrealized appreciation of $7,333,871 and aggregate gross unrealized depreciation of $1,742,379.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Gas-Distribution - 6.5%
42,544	Energen Corp.	$1,757,918
47,226	National Fuel Gas Co.	1,916,431
		3,674,349
	Oil Companies-Exploration & Production - 57.6%
60,759	Anadarko Petroleum Corp.	2,928,584
46,532	Bill Barrett Corp.*	1,469,946
45,075	Cabot Oil & Gas Corp.	1,583,485
51,513	CNX Gas Corp.*	1,513,967
31,753	Contango Oil & Gas Co.*	1,473,022
74,588	EV Energy Partner LP	1,619,305
102,891	EXCO Resources, Inc.*	1,413,722
80,177	Linn Energy LLC	1,795,163
43,840	Newfield Exploration Co.*	1,724,227
43,259	Occidental Petroleum Corp.	3,086,097
62,837	Petrohawk Energy Corp.*	1,525,682
86,341	Pioneer Southwest Energy Partners LP	1,654,294
46,725	Questar Corp.	1,545,196
66,783	Southwestern Energy Co.*	2,766,820
347,258	VAALCO Energy, Inc.*	1,538,353
220,543	Venoco, Inc.*	1,949,600
67,876	XTO Energy, Inc.	2,730,651
		32,318,114
	Oil Companies-Integrated - 22.9%
43,544	Chevron Corp.	3,025,002
41,861	Exxon Mobil Corp.	2,946,596
43,596	Hess Corp.	2,406,499
91,063	Marathon Oil Corp.	2,936,782
26,835	Murphy Oil Corp.	1,561,797
		12,876,676
	Oil Refining & Marketing - 12.9%
165,638	CVR Energy, Inc.*	1,414,548
154,488	Delek US Holdings, Inc.	1,316,238
90,641	Frontier Oil Corp.	1,259,910
52,037	Sunoco, Inc.	1,284,793
93,477	Tesoro Corp.	1,223,614
111,123	Western Refining, Inc.*	723,411
		7,222,514
	Total Common Stocks and Other Equity Interests (Cost $54,508,232)	56,091,653

	Money Market Fund - 0.1%
28,729	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,729)	28,729

	Total Investments (Cost $54,536,961)(a)-100.0%	56,120,382
	Other assets less liabilities-0.0%	13,721
	Net Assets-100.0%	$56,134,103

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $54,645,195. The net unrealized appreciation was $1,475,187 which consisted of aggregate gross unrealized appreciation of $6,774,973 and aggregate gross unrealized depreciation of $5,299,786.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Operations - 5.2%
82,540	Archer-Daniels-Midland Co.	$2,486,105

	Beverages-Non-alcoholic - 10.8%
25,407	Coca-Cola Bottling Co. Consolidated	1,436,004
74,388	Coca-Cola Enterprises, Inc.	1,397,750
33,794	Hansen Natural Corp.*	1,047,952
37,697	Pepsi Bottling Group, Inc. (The)	1,279,813
		5,161,519
	Beverages-Wine/Spirits - 2.6%
28,252	Brown-Forman Corp., Class B	1,241,675

	Brewery - 2.7%
28,172	Molson Coors Brewing Co., Class B	1,273,656

	Food-Canned - 3.0%
151,475	Del Monte Foods Co.	1,463,249

	Food-Confectionery - 2.9%
35,194	Hershey Co. (The)	1,406,000

	Food-Dairy Products - 2.9%
65,904	Dean Foods Co.*	1,396,506

	Food-Meat Products - 2.7%
35,679	Hormel Foods Corp.	1,281,233

	Food-Miscellaneous/Diversified - 32.7%
44,828	American Italian Pasta Co., Class A*	1,410,289
66,656	ConAgra Foods, Inc.	1,308,457
44,394	General Mills, Inc.	2,615,251
33,023	J & J Snack Foods Corp.	1,431,217
52,514	Kellogg Co.	2,494,415
87,006	Kraft Foods, Inc., Class A	2,465,750
26,895	Lancaster Colony Corp.	1,224,798
137,836	Sara Lee Corp.	1,466,575
1,152	Seaboard Corp.	1,261,440
		15,678,192
	Food-Retail - 11.3%
99,626	Kroger Co. (The)	2,130,004
112,136	Safeway, Inc.	2,122,734
35,468	Weis Markets, Inc.	1,172,927
		5,425,665
	Food-Wholesale/Distribution - 3.1%
69,855	Fresh Del Monte Produce, Inc.*	1,495,596

	Retail-Restaurants - 20.1%
74,835	Burger King Holdings, Inc.	1,273,692
15,641	Chipotle Mexican Grill, Inc., Class A*	1,467,595
38,522	McDonald’s Corp.	2,121,021
23,287	Panera Bread Co., Class A*	1,279,853
45,737	Papa John’s International, Inc.*	1,162,177
65,597	Yum! Brands, Inc.	2,326,070
		9,630,408
	Total Common Stocks (Cost $46,070,652)	47,939,804

	Money Market Fund - 0.0%
2,885	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,885)	2,885

	Total Investments (Cost $46,073,537)(a)-100.0%	47,942,689
	Other assets less liabilities-0.0%	23,535
	Net Assets-100.0%	$47,966,224

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $46,485,228. The net unrealized appreciation was $1,457,461 which consisted of aggregate gross unrealized appreciation of $4,037,087 and aggregate gross unrealized depreciation of $2,579,626.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 2.7%
7,390	HMS Holdings Corp.*	$283,776

	Dialysis Centers - 5.0%
10,556	DaVita, Inc.*	524,633

	Diversified Operations/Commercial Services - 2.9%
6,787	Chemed Corp.	299,307

	Human Resources - 3.2%
8,379	Emergency Medical Services Corp., Class A*	327,954

	Medical Labs & Testing Services - 9.8%
7,812	Laboratory Corp. of America Holdings*	524,888
9,119	Quest Diagnostics, Inc.	498,080
		1,022,968
	Medical-HMO - 26.1%
9,000	AMERIGROUP Corp.*	222,120
14,287	Centene Corp.*	275,882
26,750	Healthspring, Inc.*	337,853
8,699	Magellan Health Services, Inc.*	281,500
10,850	Molina Healthcare, Inc.*	244,667
18,215	Triple-S Management Corp., Class B*	311,294
17,902	UnitedHealth Group, Inc.	502,330
10,225	WellPoint, Inc.*	538,244
		2,713,890
	Medical-Hospitals - 5.1%
44,706	Health Management Associates, Inc., Class A*	269,577
4,729	Universal Health Services, Inc., Class B	262,980
		532,557
	Medical-Nursing Homes - 5.6%
17,432	Ensign Group, Inc. (The)	279,261
26,450	Odyssey HealthCare, Inc.*	308,142
		587,403
	Medical-Outpatient/Home Medicine - 11.9%
13,905	AmSurg Corp.*	286,721
16,305	Gentiva Health Services, Inc.*	346,970
11,926	Lincare Holdings, Inc.*	312,223
18,356	Res-Care, Inc.*	286,721
		1,232,635
	Medical-Wholesale Drug Distribution - 4.9%
25,671	AmerisourceBergen Corp.	506,232

	MRI/Medical Diagnostics Imaging - 1.8%
37,644	Alliance Healthcare Services, Inc.*	185,585

	Pharmacy Services - 12.5%
7,435	Express Scripts, Inc. *	520,748
10,377	Medco Health Solutions, Inc.*	548,528
9,609	Omnicare, Inc.	229,367
		1,298,643
	Physical Therapy/Rehabilitation Centers - 2.8%
11,904	RehabCare Group, Inc.*	286,410

	Physician Practice Management - 5.7%
10,431	IPC Hospitalist Co., Inc. (The)*	290,503
6,413	Mednax, Inc.*	297,243
		587,746
	Total Common Stocks (Cost $10,416,865)	10,389,739

	Money Market Fund - 0.3%
26,738	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $26,738)	26,738

	Total Investments (Cost $10,443,603)(a)-100.3%	10,416,477
	Liabilities in excess of other assets-(0.3%)	(26,966)
	Net Assets-100.0%	$10,389,511

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $10,448,568. The net unrealized depreciation was $32,091 which consisted of aggregate gross unrealized appreciation of $630,293 and aggregate gross unrealized depreciation of $662,384.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Insurance Brokers - 5.2%
24,965	Brown & Brown, Inc.	$478,829
13,911	Erie Indemnity Co., Class A	520,967
		999,796
	Life/Health Insurance - 13.0%
24,857	Aflac, Inc.	941,086
25,280	Delphi Financial Group, Inc., Class A	602,422
51,574	Unum Group	968,044
		2,511,552
	Multi-line Insurance - 13.0%
20,060	ACE Ltd.	984,144
22,471	American Financial Group, Inc.	548,068
32,623	Loews Corp.	979,342
		2,511,554
	Property/Casualty Insurance - 60.2%
12,480	American Physicians Capital, Inc.	555,235
29,804	AMERISAFE, Inc.*	495,641
50,296	AmTrust Financial Services, Inc.	614,617
22,256	Chubb Corp. (The)	1,027,782
31,729	CNA Surety Corp.*	498,780
63,303	Fidelity National Financial, Inc., Class A	908,398
21,093	First American Corp. (The)	623,298
32,788	First Mercury Financial Corp.	473,787
16,433	Harleysville Group, Inc.	509,752
19,495	HCC Insurance Holdings, Inc.	489,324
13,076	Infinity Property & Casualty Corp.	543,177
65,133	Meadowbrook Insurance Group, Inc.	515,202
11,004	Navigators Group, Inc. (The)*	542,607
44,321	OneBeacon Insurance Group Ltd., Class A	500,827
54,708	Progressive Corp. (The)*	852,351
10,272	RLI Corp.	509,594
20,148	Tower Group, Inc.	503,096
21,703	Travelers Cos., Inc. (The)	934,748
1,621	Wesco Financial Corp.	494,324
		11,592,540
	Reinsurance - 8.6%
17,166	Argo Group International Holdings Ltd. (Bermuda)*	576,777
20,846	Aspen Insurance Holdings Ltd. (Bermuda)	518,440
11,970	Odyssey Re Holdings Corp.	553,014
		1,648,231
	Total Common Stocks (Cost $20,199,855)	19,263,673

	Money Market Fund - 0.2%
38,051	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,051)	38,051

	Total Investments (Cost $20,237,906)(a)-100.2%	19,301,724
	Liabilities in excess of other assets-(0.2%)	(32,453)
	Net Assets-100.0%	$19,269,271

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $20,250,738. The net unrealized depreciation was $949,014 which consisted of aggregate gross unrealized appreciation of $951,290 and aggregate gross unrealized depreciation of $1,900,304.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 3.4%
66,386	Global Cash Access Holdings, Inc.*	$597,474

	Entertainment - 12.6%
16,632	DreamWorks Animation SKG, Inc., Class A*	524,074
35,265	Isle of Capri Casinos, Inc.*	419,301
14,012	Penn National Gaming, Inc.*	444,321
16,856	Vail Resorts, Inc.*	482,250
68,145	Warner Music Group Corp.*	382,975
		2,252,921
	Internet - 5.6%
7,718	Priceline.com, Inc.*	1,000,407

	Leisure Time - 2.7%
13,064	WMS Industries, Inc.*	472,394

	Lodging - 2.4%
23,088	Ameristar Casinos, Inc.	431,515

	Media - 18.7%
35,163	Liberty Media Corp. - Entertainment, Series A*	983,509
30,624	Scripps Networks Interactive, Inc., Class A	988,543
35,075	Walt Disney Co. (The)	881,084
37,130	World Wrestling Entertainment, Inc., Class A	487,517
		3,340,653
	Retail - 51.5%
32,313	BJ’s Restaurants, Inc.*	519,593
25,887	Brinker International, Inc.	430,760
27,982	Burger King Holdings, Inc.	476,254
14,422	CEC Entertainment, Inc.*	420,690
27,082	Cheesecake Factory, Inc. (The)*	524,578
5,852	Chipotle Mexican Grill, Inc., Class A*	549,093
14,751	Cracker Barrel Old Country Store, Inc.	425,714
23,487	Darden Restaurants, Inc.	760,744
41,007	HSN, Inc.*	415,401
14,401	McDonald’s Corp.	792,919
14,509	P.F. Chang’s China Bistro, Inc.*	492,000
8,704	Panera Bread Co., Class A*	478,372
17,099	Papa John’s International, Inc.*	434,486
74,980	Ruby Tuesday, Inc.*	560,850
59,036	Starbucks Corp.*	1,044,937
24,531	Yum! Brands, Inc.	869,869
		9,196,260
	Toys/Games/Hobbies - 3.1%
13,966	Marvel Entertainment, Inc.*	552,495

	Total Common Stocks (Cost $17,486,761)	17,844,119

	Money Market Fund - 0.1%
29,523	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $29,523)	29,523

	Total Investments (Cost $17,516,284)(a)-100.1%	17,873,642
	Liabilities in excess of other assets-(0.1%)	(24,739)
	Net Assets-100.0%	$17,848,903

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $17,526,091. The net unrealized appreciation was $347,551 which consisted of aggregate gross unrealized appreciation of $1,101,886 and aggregate gross unrealized depreciation of $754,335.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising Agencies - 5.2%
49,191	Interpublic Group of Cos., Inc.*	$256,285
8,451	Omnicom Group, Inc.	287,334
		543,619
	Broadcast Services/Program - 2.9%
9,292	Scripps Networks Interactive, Inc., Class A	299,946

	Cable/Satellite TV - 17.4%
13,545	Cablevision Systems Corp., Class A	277,266
34,318	Comcast Corp., Class A	509,965
21,002	DIRECTV Group, Inc. (The)*	543,952
15,717	DISH Network Corp., Class A*	266,403
43,031	Mediacom Communications Corp., Class A*	206,119
		1,803,705
	Computer Services - 2.6%
5,370	IHS, Inc., Class A*	268,178

	Direct Marketing - 3.2%
30,577	Harte-Hanks, Inc.	330,843

	Diversified Operations/Commercial Services - 3.0%
17,546	Viad Corp.	310,915

	E-Commerce/Services - 2.8%
38,300	Internet Brands, Inc., Class A*	287,633

	E-Marketing/Information - 2.6%
23,327	ValueClick, Inc.*	268,260

	Internet Content-Information/Network - 6.1%
21,863	Hlth Corp.*	320,949
9,491	WebMD Health Corp., Class A*	317,094
		638,043
	Motion Pictures & Services - 2.8%
9,252	DreamWorks Animation SKG, Inc., Class A*	291,530

	Multimedia - 29.8%
19,559	Liberty Media Corp. - Entertainment, Series A*	547,065
8,566	McGraw-Hill Cos., Inc. (The)	268,544
9,561	Meredith Corp.	253,080
48,319	News Corp., Class A	499,135
20,177	Time Warner, Inc.	537,919
21,315	Viacom, Inc., Class B*	493,656
19,511	Walt Disney Co. (The)	490,116
		3,089,515
	Music - 2.0%
37,906	Warner Music Group Corp.*	213,032

	Printing-Commercial - 4.4%
39,963	Valassis Communications, Inc.*	455,179

	Publishing-Books - 2.5%
8,154	John Wiley & Sons, Inc., Class A	260,031

	Retail-Discount - 2.2%
22,811	HSN, Inc.*	231,075

	Telecommunication Services - 2.7%
32,220	Knology, Inc.*	277,092

	Toys - 3.0%
7,768	Marvel Entertainment, Inc.*	307,302

	Web Portals/ISP - 4.8%
1,133	Google, Inc., Class A*	501,976

	Total Common Stocks (Cost $10,698,850)	10,377,874

	Money Market Fund - 0.3%
28,545	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,545)	28,545

	Total Investments (Cost $10,727,395)(a)-100.3%	10,406,419
	Liabilities in excess of other assets-(0.3%)	(32,736)
	Net Assets-100.0%	$10,373,683

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $10,739,664. The net unrealized depreciation was $333,245 which consisted of aggregate gross unrealized appreciation of $1,327,456 and aggregate gross unrealized depreciation of $1,660,701.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking  Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Computers - 9.7%
153,852	Brocade Communications Systems, Inc.*	$1,209,277
65,669	Netscout Systems, Inc.*	653,406
30,661	Riverbed Technology, Inc.*	613,527
		2,476,210
	Internet - 29.2%
43,469	Blue Coat Systems, Inc.*	812,436
35,557	F5 Networks, Inc.*	1,319,876
28,786	McAfee, Inc.*	1,283,280
120,541	SonicWALL, Inc.*	914,906
50,490	Sourcefire, Inc.*	890,643
72,434	Symantec Corp.*	1,081,440
83,126	VASCO Data Security International, Inc.*	623,445
33,938	Websense, Inc.*	502,282
		7,428,308
	Semiconductors - 13.6%
78,768	Applied Micro Circuits Corp.*	681,343
95,351	Exar Corp.*	670,318
81,155	PMC - Sierra, Inc.*	742,568
45,127	QLogic Corp.*	588,907
18,320	Silicon Laboratories, Inc.*	784,646
		3,467,782
	Software - 7.9%
38,234	Arcsight, Inc.*	725,299
35,953	Citrix Systems, Inc.*	1,279,927
		2,005,226
	Telecommunications - 39.6%
142,585	3Com Corp.*	537,545
79,478	Acme Packet, Inc.*	797,959
29,641	ADTRAN, Inc.	716,126
50,821	Arris Group, Inc.*	619,000
94,619	Aruba Networks, Inc.*	840,217
61,043	Cisco Systems, Inc.*	1,343,556
31,508	EMS Technologies, Inc*	693,176
45,663	Juniper Networks, Inc.*	1,193,174
43,902	NETGEAR, Inc.*	746,773
205,320	Sycamore Networks, Inc.*	698,088
37,720	Tekelec*	693,671
203,472	Tellabs, Inc.*	1,180,138
		10,059,423
	Total Common Stocks (Cost $22,112,209)	25,436,949

	Money Market Fund - 0.1%
18,612	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $18,612)	18,612

	Total Investments (Cost $22,130,821)(a)-100.1%	25,455,561
	Liabilities in excess of other assets-(0.1%)	(35,929)
	Net Assets-100.0%	$25,419,632

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $22,148,921. The net unrealized appreciation was $3,306,640 which consisted of aggregate gross unrealized appreciation of $3,553,752 and aggregate gross unrealized depreciation of $247,112.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Oil & Gas Drilling - 24.4%
106,537	Diamond Offshore Drilling, Inc.	$9,574,480
125,934	ENSCO International, Inc.	4,771,639
273,914	Nabors Industries Ltd. (Bermuda)*	4,662,016
1,046,492	Parker Drilling Co.*	4,834,793
202,213	Pride International, Inc.*	5,069,480
239,374	Rowan Cos., Inc.	5,105,848
112,970	Transocean Ltd.*	9,002,579
		43,020,835
	Oil Field Machinery & Equipment - 22.0%
287,508	Cameron International Corp.*	8,978,875
174,914	Dresser-Rand Group, Inc.*	5,091,747
118,528	Dril-Quip, Inc.*	5,012,549
117,674	FMC Technologies, Inc.*	5,118,819
173,059	NATCO Group, Inc., Class A*	6,240,508
232,493	National Oilwell Varco, Inc.*	8,355,798
		38,798,296
	Oil-Field Services - 48.1%
229,874	Baker Hughes, Inc.	9,309,897
485,390	Cal Dive International, Inc.*	4,334,533
129,497	CARBO Ceramics, Inc.	5,398,730
51,586	Core Laboratories NV (Netherlands)	4,434,333
699,654	Global Industries Ltd.*	4,778,637
391,578	Halliburton Co.	8,649,958
176,553	Hornbeck Offshore Services, Inc.*	3,845,324
95,246	Oceaneering International, Inc.*	4,849,926
187,432	Oil States International, Inc.*	5,083,156
473,196	RPC, Inc.	3,889,671
156,892	Schlumberger Ltd.	8,393,722
64,096	SEACOR Holdings, Inc.*	5,094,350
562,940	TETRA Technologies, Inc.*	4,340,267
433,763	Weatherford International Ltd. (Switzerland)*	8,137,394
320,732	Willbros Group, Inc.*	4,422,894
		84,962,792
	Transportation-Marine - 5.5%
160,577	Gulfmark Offshore, Inc.*	5,136,858
102,739	Tidewater, Inc.	4,623,255
		9,760,113
	Total Common Stocks (Cost $196,213,019)	176,542,036

	Money Market Fund - 0.0%
36,492	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $36,492)	36,492

	Total Investments (Cost $196,249,511)(a)-100.0%	176,578,528
	Liabilities in excess of other assets-(0.0%)	(40,669)
	Net Assets-100.0%	$176,537,859

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $196,828,750. The net unrealized depreciation was $20,250,222 which consisted of aggregate gross unrealized appreciation of $15,740,683 and aggregate gross unrealized depreciation of $35,990,905.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Products-Miscellaneous - 2.6%
250,877	Prestige Brands Holdings, Inc.*	$1,638,227

	Cosmetics & Toiletries - 2.6%
26,167	Chattem, Inc.*	1,639,886

	Medical Products - 10.5%
30,532	Baxter International, Inc.	1,721,089
45,304	Hospira, Inc.*	1,741,033
51,948	Johnson & Johnson	3,163,113
		6,625,235
	Medical-Biomedical/Genetics - 15.5%
57,377	Amgen, Inc.*	3,575,161
30,179	Biogen Idec, Inc.*	1,435,011
66,483	Gilead Sciences, Inc.*	3,253,013
524,484	Ligand Pharmaceuticals, Inc., Class B*	1,484,290
		9,747,475
	Medical-Drugs - 51.2%
63,592	Abbott Laboratories	2,861,004
35,417	Allergan, Inc.	1,892,330
143,847	Bristol-Myers Squibb Co.	3,127,234
26,804	Cephalon, Inc.*	1,572,055
45,212	Eli Lilly & Co.	1,577,447
98,115	Endo Pharmaceuticals Holdings, Inc.*	2,061,396
65,976	Forest Laboratories, Inc.*	1,704,160
165,218	King Pharmaceuticals, Inc.*	1,498,527
99,425	Medicis Pharmaceutical Corp., Class A	1,702,156
103,895	Merck & Co., Inc.	3,117,889
188,639	Pfizer, Inc.	3,005,019
64,056	Schering-Plough Corp.	1,698,125
99,870	Sepracor, Inc.*	1,732,744
67,985	Valeant Pharmaceuticals International*	1,754,013
63,875	Wyeth	2,973,381
		32,277,480
	Medical-Generic Drugs - 11.3%
247,696	Impax Laboratories, Inc.*	1,857,720
117,076	Par Pharmaceutical Cos., Inc.*	1,897,802
58,189	Perrigo Co.	1,579,249
51,668	Watson Pharmaceuticals, Inc.*	1,794,430
		7,129,201
	Therapeutics - 6.3%
366,893	Questcor Pharmaceuticals, Inc.*	2,149,993
118,766	Warner Chilcott Ltd., Class A*	1,793,367
		3,943,360
	Total Investments (Cost $78,379,862)(a)-100.0%	63,000,864
	Liabilities in excess of other assets-(0.0%)	(1,270)
	Net Assets-100.0%	$62,999,594

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $79,467,222. The net unrealized depreciation was $16,466,358 which consisted of aggregate gross unrealized appreciation of $2,074,884 and aggregate gross unrealized depreciation of $18,541,242.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Distribution/Wholesale - 8.3%
91,580	Genuine Parts Co.	$3,243,764
46,703	United Stationers, Inc.*	2,167,953
		5,411,717
	E-Commerce/Products - 5.2%
39,315	Amazon.com, Inc.*	3,371,654

	E-Commerce/Services - 2.8%
42,425	Netflix, Inc.*	1,864,155

	Food-Retail - 6.8%
134,479	Kroger Co. (The)	2,875,161
47,880	Weis Markets, Inc.	1,583,392
		4,458,553
	Rental Auto/Equipment - 4.9%
51,348	Aaron’s, Inc.	1,410,529
85,635	Rent-A-Center, Inc.*	1,777,783
		3,188,312
	Retail-Apparel/Shoe - 22.8%
86,926	Cato Corp. (The), Class A	1,728,089
105,651	Dress Barn, Inc.*	1,647,099
242,029	Finish Line, Inc. (The), Class A	2,105,652
171,771	Gap, Inc. (The)	2,803,303
64,849	Genesco, Inc.*	1,408,520
44,187	Jos. A. Bank Clothiers, Inc.*	1,616,802
42,708	Ross Stores, Inc.	1,882,996
530,930	Wet Seal, Inc. (The), Class A*	1,752,069
		14,944,530
	Retail-Appliances - 2.8%
101,052	hhgregg, Inc.*	1,854,304

	Retail-Auto Parts - 2.8%
39,269	Advance Auto Parts, Inc.	1,815,406

	Retail-Bedding - 5.8%
109,075	Bed Bath & Beyond, Inc.*	3,790,356

	Retail-Bookstore - 2.4%
67,683	Barnes & Noble, Inc.	1,558,739

	Retail-Consumer Electronic - 7.9%
87,355	Best Buy Co., Inc.	3,264,456
124,436	RadioShack Corp.	1,930,003
		5,194,459
	Retail-Discount - 12.9%
64,873	Citi Trends, Inc.*	1,894,292
55,249	Family Dollar Stores, Inc.	1,735,923
130,354	Fred’s, Inc., Class A	1,757,172
61,643	Wal-Mart Stores, Inc.	3,074,753
		8,462,140
	Retail-Gardening Products - 3.2%
43,576	Tractor Supply Co.*	2,090,341

	Retail-Major Department Store - 5.8%
103,900	TJX Cos., Inc. (The)	3,764,297

	Retail-Perfume & Cosmetics - 2.5%
235,223	Sally Beauty Holdings, Inc.*	1,641,857

	Retail-Sporting Goods - 3.1%
125,843	Cabela’s, Inc.*	2,039,915

	Total Common Stocks (Cost $58,827,521)	65,450,735

	Money Market Fund - 0.1%
31,404	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $31,404)	31,404

	Total Investments (Cost $58,858,925)(a)-100.1%	65,482,139
	Liabilities in excess of other assets-(0.1%)	(55,891)
	Net Assets-100.0%	$65,426,248

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $59,005,240. The net unrealized appreciation was $6,476,899 which consisted of aggregate gross unrealized appreciation of $8,010,902 and aggregate gross unrealized depreciation of $1,534,003.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electronic Components-Miscellaneous - 3.0%
177,610	Vishay Intertechnology, Inc.*	$1,262,807

	Electronic Components-Semiconductors - 56.5%
105,798	Altera Corp.	1,977,365
125,600	Applied Micro Circuits Corp.*	1,086,440
70,670	Broadcom Corp., Class A*	1,995,014
32,278	Cree, Inc.*	1,034,833
114,548	Intel Corp.	2,205,049
103,715	IXYS Corp.	801,717
70,762	National Semiconductor Corp.	1,065,676
129,406	PMC - Sierra, Inc.*	1,184,065
75,846	Rambus, Inc.*	1,284,073
61,043	Semtech Corp.*	1,123,191
29,215	Silicon Laboratories, Inc.*	1,251,278
103,063	Skyworks Solutions, Inc.*	1,245,001
40,107	Supertex, Inc.*	924,466
92,821	Texas Instruments, Inc.	2,232,345
71,904	Volterra Semiconductor Corp.*	1,192,887
86,821	Xilinx, Inc.	1,883,148
88,644	Zoran Corp.*	1,021,179
		23,507,727
	Instruments-Scientific - 2.7%
45,138	FEI Co.*	1,105,881

	Semiconductor Components-Integrated Circuits - 24.8%
73,769	Analog Devices, Inc.	2,019,057
255,112	Atmel Corp.*	1,063,817
114,208	Cypress Semiconductor Corp.*	1,212,889
27,375	Hittite Microwave Corp.*	961,410
76,918	Linear Technology Corp.	2,066,787
110,948	Maxim Integrated Products, Inc.	1,965,999
133,629	Micrel, Inc.	1,044,979
		10,334,938
	Semiconductor Equipment - 6.0%
72,700	MKS Instruments, Inc.*	1,408,199
54,778	Novellus Systems, Inc.*	1,072,005
		2,480,204
	Wireless Equipment - 7.0%
38,338	InterDigital, Inc.*	1,135,188
344,628	RF Micro Devices, Inc.*	1,792,066
		2,927,254
	Total Common Stocks (Cost $41,275,034)	41,618,811

	Money Market Fund - 0.1%
30,329	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $30,329)	30,329

	Total Investments (Cost $41,305,363)(a)-100.1%	41,649,140
	Liabilities in excess of other assets-(0.1%)	(44,346)
	Net Assets-100.0%	$41,604,794

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $41,392,471. The net unrealized appreciation was $256,669 which consisted of aggregate gross unrealized appreciation of $4,692,690 and aggregate gross unrealized depreciation of $4,436,021.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Applications Software - 17.6%
84,720	Intuit, Inc.*	$2,516,184
110,391	Microsoft Corp.	2,596,396
56,104	Progress Software Corp.*	1,269,634
97,358	Quest Software, Inc.*	1,435,057
63,051	Red Hat, Inc.*	1,439,454
		9,256,725
	Computer Services - 2.8%
32,842	DST Systems, Inc.*	1,455,886

	Computers-Integrated Systems - 8.0%
68,474	Jack Henry & Associates, Inc.	1,470,137
48,157	MICROS Systems, Inc.*	1,319,020
58,234	Teradata Corp.*	1,430,809
		4,219,966
	Consulting Services - 2.6%
31,525	MAXIMUS, Inc.	1,343,596

	Data Processing/Management - 12.9%
91,348	CSG Systems International, Inc.*	1,523,685
71,551	Fair Isaac Corp.	1,373,064
54,440	Fiserv, Inc.*	2,581,000
47,395	Pegasystems, Inc.	1,341,278
		6,819,027
	Decision Support Software - 3.5%
37,694	SPSS, Inc.*	1,865,099

	Electronic Design Automation - 2.4%
64,572	Synopsys, Inc.*	1,290,149

	Enterprise Software/Services - 21.5%
132,154	CA, Inc.	2,793,736
77,028	Informatica Corp.*	1,416,545
84,420	JDA Software Group, Inc.*	1,739,896
302,371	Novell, Inc.*	1,384,859
117,717	Oracle Corp.	2,605,077
38,668	Sybase, Inc.*	1,384,314
		11,324,427
	Human Resources - 3.2%
160,442	Successfactors, Inc.*	1,692,663

	Industrial Audio & Video Production - 5.1%
63,951	Dolby Laboratories, Inc., Class A*	2,662,280

	Internet Application Software - 5.0%
349,406	Art Technology Group, Inc.*	1,324,249
185,525	S1 Corp.*	1,315,372
		2,639,621
	Internet Infrastructure Software - 3.1%
189,723	TIBCO Software, Inc.*	1,656,282

	Internet Security - 9.2%
58,784	McAfee, Inc.*	2,620,591
147,920	Symantec Corp.*	2,208,445
		4,829,036
	Networking Products - 3.1%
162,304	Acme Packet, Inc.*	1,629,532

	Total Common Stocks (Cost $46,530,164)	52,684,289

	Money Market Fund - 0.0%
12,596	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $12,596)	12,596

	Total Investments (Cost $46,542,760)(a)-100.0%	52,696,885
	Liabilities in excess of other assets-(0.0%)	(13,485)
	Net Assets-100.0%	$52,683,400

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $46,611,479. The net unrealized appreciation was $6,085,406 which consisted of aggregate gross unrealized appreciation of $7,049,455 and aggregate gross unrealized depreciation of $964,049.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agricultural Chemicals - 7.0%
4,169	CF Industries Holdings, Inc.	$329,101
7,227	Monsanto Co.	607,068
10,848	Mosaic Co. (The)	565,723
11,653	Terra Industries, Inc.	339,802
		1,841,694
	Building Products-Cement/Aggregates - 3.7%
13,157	Eagle Materials, Inc.	359,186
7,283	Martin Marietta Materials, Inc.	626,848
		986,034
	Chemicals-Diversified - 12.0%
15,789	Celanese Corp., Series A	405,777
33,580	Dow Chemical Co. (The)	710,889
20,843	E.I. du Pont de Nemours & Co.	644,674
5,958	FMC Corp.	289,797
20,761	Innophos Holdings, Inc.	389,892
13,344	PPG Industries, Inc.	733,920
		3,174,949
	Chemicals-Plastics - 1.7%
21,679	A. Schulman, Inc.	461,979

	Chemicals-Specialty - 23.0%
11,470	Albemarle Corp.	340,774
11,518	Arch Chemicals, Inc.	305,803
13,419	Balchem Corp.	372,377
7,810	Eastman Chemical Co.	387,845
15,887	Ecolab, Inc.	659,469
19,027	H.B. Fuller Co.	383,584
10,146	International Flavors & Fragrances, Inc.	357,748
7,246	Lubrizol Corp. (The)	419,761
8,274	Minerals Technologies, Inc.	359,671
4,462	NewMarket Corp.	337,550
12,213	OM Group, Inc.*	411,089
14,122	Sensient Technologies Corp.	355,733
12,245	Sigma-Aldrich Corp.	621,434
7,708	Stepan Co.	345,164
24,936	W.R. Grace & Co.*	414,686
		6,072,688
	Coatings/Paint - 2.6%
21,127	RPM International, Inc.	337,187
14,165	Valspar Corp. (The)	358,658
		695,845
	Containers-Metal/Glass - 8.2%
8,132	Ball Corp.	393,264
13,773	Crown Holdings, Inc.*	345,702
6,699	Greif, Inc., Class A	343,860
20,736	Owens-Illinois, Inc.*	703,780
7,313	Silgan Holdings, Inc.	367,551
		2,154,157
	Containers-Paper/Plastic - 9.6%
12,901	Bemis Co., Inc.	339,554
20,078	Packaging Corp. of America	394,934
14,450	Pactiv Corp.*	363,851
8,438	Rock-Tenn Co., Class A	379,373
16,175	Sealed Air Corp.	297,458
13,287	Sonoco Products Co.	351,840
25,326	Temple-Inland, Inc.	396,605
		2,523,615
	Diversified Manufacturing Operations - 1.4%
12,798	Koppers Holdings, Inc.	357,192

	Gold Mining - 1.9%
12,142	Newmont Mining Corp.	502,072

	Industrial Gases - 6.3%
9,160	Air Products & Chemicals, Inc.	683,336
7,659	Airgas, Inc.	341,438
8,107	Praxair, Inc.	633,805
		1,658,579
	Metal Processors & Fabricators - 2.4%
14,103	Haynes International, Inc.*	324,792
23,135	Worthington Industries, Inc.	305,845
		630,637
	Metal-Copper - 5.3%
10,907	Freeport-McMoRan Copper & Gold, Inc.	657,692
28,351	Southern Copper Corp.	730,322
		1,388,014
	Miscellaneous Manufacturing - 1.4%
10,438	AptarGroup, Inc.	364,495

	Paper & Related Products - 7.5%
31,578	Glatfelter	326,832
41,294	International Paper Co.	776,740
20,267	MeadWestvaco Corp.	395,004
14,411	Schweitzer-Mauduit International, Inc.	471,240
		1,969,816
	Quarrying - 1.2%
6,039	Compass Minerals International, Inc.	321,214

	Rubber/Plastic Products - 1.2%
32,046	Myers Industries, Inc.	315,333

	Steel-Producers - 2.3%
13,521	Nucor Corp.	601,279

	Water Treatment Systems - 1.2%
18,645	Nalco Holding Co.	329,830

	Total Common Stocks (Cost $25,686,319)	26,349,422

	Money Market Fund - 0.2%
44,026	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $44,026)	44,026

	Total Investments (Cost $25,730,345)(a)-100.1%	26,393,448
	Liabilities in excess of other assets-(0.1%)	(23,226)
	Net Assets-100.0%	$26,370,222

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $26,194,839. The net unrealized appreciation was $198,609 which consisted of aggregate gross unrealized appreciation of $2,198,119 and aggregate gross unrealized depreciation of $1,999,510.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 2.6%
11,066	Omnicom Group, Inc.	$376,244

	Airlines - 4.4%
4,563	Allegiant Travel Co.*	197,623
34,998	Hawaiian Holdings, Inc.*	223,637
17,960	SkyWest, Inc.	227,733
		648,993
	Apparel - 4.3%
7,784	Carter’s, Inc.*	220,598
14,249	Maidenform Brands, Inc.*	197,064
6,763	Steven Madden Ltd.*	216,822
		634,484
	Auto Parts & Equipment - 0.9%
19,501	Spartan Motors, Inc.	136,507

	Chemicals - 2.5%
6,392	Sherwin-Williams Co. (The)	369,138

	Commercial Services - 18.6%
5,652	Aaron’s, Inc.	155,260
5,711	Apollo Group, Inc., Class A*	394,287
11,970	Corinthian Colleges, Inc.*	184,817
4,225	DeVry, Inc.	210,151
26,374	Global Cash Access Holdings, Inc.*	237,366
23,116	H&R Block, Inc.	385,806
10,728	Hillenbrand, Inc.	194,391
7,850	Interactive Data Corp.	178,588
3,677	ITT Educational Services, Inc.*	357,956
9,426	Rent-A-Center, Inc.*	195,684
999	Strayer Education, Inc.	212,168
		2,706,474
	Entertainment - 2.2%
14,010	Isle of Capri Casinos, Inc.*	166,579
27,072	Warner Music Group Corp.*	152,144
		318,723
	Home Furnishings - 3.1%
16,690	Tempur-Pedic International, Inc.	247,513
9,383	Universal Electronics, Inc.*	198,075
		445,588
	Household Products/Wares - 1.8%
7,570	Tupperware Brands Corp.	257,910

	Internet - 5.3%
4,327	Amazon.com, Inc.*	371,084
4,670	Netflix, Inc.*	205,200
13,437	NutriSystem, Inc.	191,208
		767,492
	Media - 6.2%
24,510	Comcast Corp., Class A	364,219
5,824	John Wiley & Sons, Inc., Class A	185,727
11,216	McGraw-Hill Cos., Inc. (The)	351,622
		901,568
	Miscellaneous Manufacturing - 2.8%
34,866	Smith & Wesson Holding Corp.*	211,288
15,509	Sturm Ruger & Co., Inc.	193,552
		404,840
	Retail - 42.4%
7,924	Advance Auto Parts, Inc.	366,327
7,450	Barnes & Noble, Inc.	171,573
12,006	Bed Bath & Beyond, Inc.*	417,208
9,615	Best Buy Co., Inc.	359,313
10,284	Brinker International, Inc.	171,126
9,568	Cato Corp. (The), Class A	190,212
5,730	CEC Entertainment, Inc.*	167,144
7,141	Citi Trends, Inc.*	208,517
11,629	Dress Barn, Inc.*	181,296
11,150	Family Dollar Stores, Inc.	350,333
26,641	Finish Line, Inc. (The), Class A	231,777
14,348	Fred’s, Inc., Class A	193,411
18,908	Gap, Inc. (The)	308,579
7,138	Genesco, Inc.*	155,037
7,130	Guess?, Inc.	207,269
11,123	hhgregg, Inc.*	204,107
4,864	Jos. A. Bank Clothiers, Inc.*	177,974
5,721	McDonald’s Corp.	314,998
6,793	Papa John’s International, Inc.*	172,610
9,042	PetSmart, Inc.	202,270
13,697	RadioShack Corp.	212,440
8,618	Ross Stores, Inc.	379,968
11,437	TJX Cos., Inc. (The)	414,362
4,797	Tractor Supply Co.*	230,112
58,442	Wet Seal, Inc. (The), Class A*	192,859
		6,180,822
	Textiles - 1.4%
5,391	UniFirst Corp.	209,818

	Toys/Games/Hobbies - 1.5%
5,548	Marvel Entertainment, Inc.*	219,479

	Total Common Stocks (Cost $13,483,512)	14,578,080

	Money Market Fund - 0.2%
31,020	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $31,020)	31,020

	Total Investments (Cost $13,514,532)(a)-100.2%	14,609,100
	Liabilities in excess of other assets-(0.2%)	(33,349)
	Net Assets-100.0%	$14,575,751

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $13,521,181. The net unrealized appreciation was $1,087,919 which consisted of aggregate gross unrealized appreciation of $1,446,325 and aggregate gross unrealized depreciation of $358,406.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agriculture - 15.3%
104,442	Alliance One International, Inc.*	$432,390
53,331	Altria Group, Inc.	934,892
19,807	Andersons, Inc. (The)	638,182
33,119	Archer-Daniels-Midland Co.	997,544
7,276	Lorillard, Inc.	536,387
21,375	Philip Morris International, Inc.	996,075
22,803	Reynolds American, Inc.	992,158
13,425	Universal Corp.	511,090
		6,038,718
	Beverages - 11.5%
11,338	Brown-Forman Corp., Class B	498,305
10,192	Coca-Cola Bottling Co. Consolidated	576,052
18,540	Coca-Cola Co. (The)	924,034
29,841	Coca-Cola Enterprises, Inc.	560,712
13,554	Hansen Natural Corp.*	420,310
11,301	Molson Coors Brewing Co., Class B	510,918
15,129	Pepsi Bottling Group, Inc. (The)	513,630
18,903	PepsiAmericas, Inc.	506,222
		4,510,183
	Cosmetics/Personal Care - 11.9%
21,392	Alberto-Culver Co.	548,063
56,817	Bare Escentuals, Inc.*	503,399
8,323	Chattem, Inc.*	521,602
13,820	Colgate-Palmolive Co.	1,001,121
15,029	Estee Lauder Cos., Inc. (The), Class A	547,657
17,548	Procter & Gamble Co. (The)	974,089
99,231	Revlon, Inc., Class A*	601,340
		4,697,271
	Food - 31.8%
17,980	American Italian Pasta Co., Class A*	565,651
26,743	ConAgra Foods, Inc.	524,965
26,444	Dean Foods Co.*	560,348
60,776	Del Monte Foods Co.	587,096
28,024	Fresh Del Monte Produce, Inc.*	599,994
17,808	General Mills, Inc.	1,049,069
14,116	Hershey Co. (The)	563,934
14,310	Hormel Foods Corp.	513,872
13,250	J & J Snack Foods Corp.	574,255
12,348	J.M. Smucker Co. (The)	617,770
21,074	Kellogg Co.	1,001,015
34,908	Kraft Foods, Inc., Class A	989,293
39,975	Kroger Co. (The)	854,666
10,791	Lancaster Colony Corp.	491,422
44,987	Safeway, Inc.	851,604
55,300	Sara Lee Corp.	588,392
463	Seaboard Corp.	506,985
18,599	TreeHouse Foods, Inc.*	603,538
14,232	Weis Markets, Inc.	470,652
		12,514,521
	Household Products/Wares - 9.8%
50,472	Central Garden & Pet Co., Class A*	569,829
9,890	Church & Dwight Co., Inc.	583,312
9,480	Clorox Co. (The)	578,375
17,565	Kimberly-Clark Corp.	1,026,674
79,799	Prestige Brands Holdings, Inc.*	521,088
19,136	WD-40 Co.	578,481
		3,857,759
	Pharmaceuticals - 3.1%
17,020	Herbalife Ltd. (Cayman Islands)	585,658
18,746	USANA Health Sciences, Inc.*	625,179
		1,210,837
	Retail - 16.6%
14,107	BJ’s Wholesale Club, Inc.*	470,468
19,704	Casey’s General Stores, Inc.	540,481
30,585	CVS Caremark Corp.	1,023,986
34,262	Nu Skin Enterprises, Inc., Class A	617,059
24,957	Pantry, Inc. (The)*	437,995
34,004	PetMed Express, Inc.*	631,114
29,716	PriceSmart, Inc.	484,668
69,922	Sally Beauty Holdings, Inc.*	488,056
30,595	Walgreen Co.	949,975
18,324	Wal-Mart Stores, Inc.	914,001
		6,557,803
	Total Common Stocks (Cost $36,990,975)	39,387,092

	Money Market Fund - 0.1%
39,008	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $39,008)	39,008

	Total Investments (Cost $37,029,983)(a)-100.1%	39,426,100
	Liabilities in excess of other assets-(0.1%)	(39,899)
	Net Assets-100.0%	$39,386,201

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $37,372,600. The net unrealized appreciation was $2,053,500 which consisted of aggregate gross unrealized appreciation of $3,977,466 and aggregate gross unrealized depreciation of $1,923,966.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Coal - 5.3%
18,828	Alliance Holdings GP LP	$400,660
22,145	Peabody Energy Corp.	733,221
32,783	Penn Virginia GP Holdings LP	519,282
		1,653,163
	Electric-Integrated - 1.5%
19,153	NorthWestern Corp.	463,503

	Gas-Distribution - 23.7%
14,192	AGL Resources, Inc.	477,135
17,102	Atmos Energy Corp.	464,490
11,027	Energen Corp.	455,636
13,206	Laclede Group, Inc. (The)	443,325
12,241	National Fuel Gas Co.	496,740
12,337	New Jersey Resources Corp.	476,208
13,051	Nicor, Inc.	475,579
9,671	Northwest Natural Gas Co.	431,713
16,473	Sempra Energy	863,679
12,296	South Jersey Industries, Inc.	453,477
23,616	Southern Union Co.	457,678
19,752	Southwest Gas Corp.	478,393
17,024	UGI Corp.	450,115
18,041	Vectren Corp.	443,087
13,810	WGL Holdings, Inc.	457,387
		7,324,642
	Oil & Gas Drilling - 10.4%
8,928	Diamond Offshore Drilling, Inc.	802,360
10,554	ENSCO International, Inc.	399,891
22,955	Nabors Industries Ltd. (Bermuda)*	390,694
16,946	Pride International, Inc.*	424,836
20,061	Rowan Cos., Inc.	427,901
9,467	Transocean Ltd.*	754,425
		3,200,107
	Oil Companies-Exploration & Production - 17.2%
13,352	CNX Gas Corp.*	392,415
8,230	Contango Oil & Gas Co.*	381,790
19,333	EV Energy Partner LP	419,720
11,213	Occidental Petroleum Corp.	799,935
29,860	Petrohawk Energy Corp.*	725,001
22,344	Pioneer Southwest Energy Partners LP	428,111
22,204	Questar Corp.	734,286
17,310	Southwestern Energy Co.*	717,153
17,594	XTO Energy, Inc.	707,807
		5,306,218
	Oil Companies-Integrated - 7.4%
11,287	Chevron Corp.	784,108
10,850	Exxon Mobil Corp.	763,732
12,752	Murphy Oil Corp.	742,166
		2,290,006
	Oil Field Machinery & Equipment - 8.8%
24,095	Cameron International Corp.*	752,487
14,659	Dresser-Rand Group, Inc.*	426,723
9,933	Dril-Quip, Inc.*	420,067
9,862	FMC Technologies, Inc.*	428,997
19,484	National Oilwell Varco, Inc.*	700,255
		2,728,529
	Oil Refining & Marketing - 1.8%
42,933	CVR Energy, Inc.*	366,648
28,757	Western Refining, Inc.*	187,208
		553,856
	Oil-Field Services - 7.4%
14,796	Hornbeck Offshore Services, Inc.*	322,257
7,982	Oceaneering International, Inc.*	406,444
15,708	Oil States International, Inc.*	426,001
39,656	RPC, Inc.	325,972
5,372	SEACOR Holdings, Inc.*	426,967
26,879	Willbros Group, Inc.*	370,661
		2,278,302
	Pipelines - 13.8%
21,343	El Paso Pipeline Partners LP	414,268
28,587	Energy Transfer Equity LP	835,312
15,138	Enterprise GP Holdings LP	445,663
7,584	NuStar Energy LP	426,448
17,340	NuStar GP Holdings LLC	451,360
46,883	Spectra Energy Corp.	860,772
19,320	Spectra Energy Partners LP	432,768
21,211	Williams Pipeline Partners LP	396,009
		4,262,600
	Retail-Petroleum Products - 1.4%
9,671	World Fuel Services Corp.	424,170

	Transportation-Marine - 1.2%
8,610	Tidewater, Inc.	387,450

	Total Common Stocks and Other Equity Interests (Cost $28,551,816)	30,872,546

	Money Market Fund - 0.1%
36,118	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $36,118)	36,118

	Total Investments (Cost $28,587,934)(a)-100.0%	30,908,664
	Liabilities in excess of other assets-(0.0%)	(12,456)
	Net Assets-100.0%	$30,896,208

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $29,218,989. The net unrealized appreciation was $1,689,675 which consisted of aggregate gross unrealized appreciation of $3,323,336 and aggregate gross unrealized depreciation of $1,633,661.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Banks-Central U.S. - 3.8%
5,234	BancFirst Corp.	$187,534
4,135	First Financial Bankshares, Inc.	217,791
8,810	Southside Bancshares, Inc.	199,458
		604,783
	Commercial Banks-Eastern U.S. - 1.2%
4,176	Tompkins Financial Corp.	185,749

	Commercial Banks-Southern U.S. - 2.5%
7,335	Community Trust Bancorp, Inc.	199,145
8,149	S.Y. Bancorp, Inc.	200,303
		399,448
	Commercial Services-Finance - 1.5%
44,872	Advance America Cash Advance Centers, Inc.	247,693

	Diversified Banking Institution - 2.6%
2,561	Goldman Sachs Group, Inc. (The)	418,211

	Finance-Consumer Loans - 3.6%
23,868	Nelnet, Inc., Class A*	341,074
16,180	Ocwen Financial Corp.*	230,565
		571,639
	Finance-Investment Banker/Broker - 14.4%
21,034	Charles Schwab Corp. (The)	375,878
33,598	GFI Group, Inc.	216,707
11,733	Knight Capital Group, Inc., Class A*	217,882
11,815	optionsXpress Holdings, Inc.	213,497
20,438	Penson Worldwide, Inc.*	238,511
5,598	Piper Jaffray Cos.*	256,724
15,763	SWS Group, Inc.	216,899
21,725	TD Ameritrade Holding Corp.*	402,782
24,625	TradeStation Group, Inc.*	184,441
		2,323,321
	Finance-Other Services - 1.2%
19,140	MarketAxess Holdings, Inc.*	200,204

	Insurance Brokers - 6.5%
10,473	Brown & Brown, Inc.	200,872
5,836	Erie Indemnity Co., Class A	218,558
12,708	Life Partners Holdings, Inc.	274,239
13,901	Willis Group Holdings Ltd.	346,413
		1,040,082
	Investment Management/Advisor Services - 4.4%
16,258	Calamos Asset Management, Inc., Class A	223,710
5,538	Franklin Resources, Inc.	491,110
		714,820
	Life/Health Insurance - 6.6%
10,428	Aflac, Inc.	394,804
10,605	Delphi Financial Group, Inc., Class A	252,717
21,636	Unum Group	406,108
		1,053,629
	Multi-line Insurance - 6.5%
8,415	ACE Ltd.	412,840
9,427	American Financial Group, Inc.	229,924
13,686	Loews Corp.	410,854
		1,053,618
	Property/Casualty Insurance - 34.0%
5,235	American Physicians Capital, Inc.	232,905
12,503	Amerisafe, Inc.*	207,925
21,100	AmTrust Financial Services, Inc.	257,842
9,337	Chubb Corp. (The)	431,183
13,311	CNA Surety Corp.*	209,249
26,556	Fidelity National Financial, Inc., Class A	381,079
8,849	First American Corp. (The)	261,488
13,755	First Mercury Financial Corp.	198,760
6,894	Harleysville Group, Inc.	213,852
8,178	HCC Insurance Holdings, Inc.	205,268
5,486	Infinity Property & Casualty Corp.	227,888
27,324	Meadowbrook Insurance Group, Inc.	216,133
4,616	Navigators Group, Inc. (The)*	227,615
18,593	OneBeacon Insurance Group Ltd., Class A	210,101
22,951	Progressive Corp. (The)*	357,577
4,309	RLI Corp.	213,769
6,470	Safety Insurance Group, Inc.	208,722
8,452	Tower Group, Inc.	211,046
9,105	Travelers Cos., Inc. (The)	392,152
17,067	W.R. Berkley Corp.	396,466
680	Wesco Financial Corp.	207,366
		5,468,386
	Reinsurance - 6.7%
7,201	Argo Group International Holdings Ltd. (Bermuda)*	241,954
8,745	Aspen Insurance Holdings Ltd. (Bermuda)	217,488
5,022	Odyssey Re Holdings Corp.	232,016
5,673	PartnerRe Ltd.	389,111
		1,080,569
	S&L/Thrifts-Central U.S. - 3.3%
4,797	Capitol Federal Financial	176,674
32,445	TFS Financial Corp.	360,139
		536,813
	S&L/Thrifts-Eastern U.S. - 1.2%
21,122	Beneficial Mutual Bancorp, Inc.*	188,620

	Total Common Stocks (Cost $15,726,736)	16,087,585

	Money Market Fund - 0.2%
32,910	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $32,910)	32,910

	Total Investments (Cost $15,759,646)(a)-100.2%	16,120,495
	Liabilities in excess of other assets-(0.2%)	(34,098)
	Net Assets-100.0%	$16,086,397

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $15,793,594. The net unrealized appreciation was $326,901 which consisted of aggregate gross unrealized appreciation of $1,293,876 and aggregate gross unrealized depreciation of $966,975.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 5.3%
44,713	Gilead Sciences, Inc.*	$2,187,807
16,714	Millipore Corp.*	1,163,294
151,246	PDL BioPharma, Inc.	1,244,755
		4,595,856
	Commercial Services - 5.7%
27,466	Chemed Corp.	1,211,251
33,910	Emergency Medical Services Corp., Class A*	1,327,237
29,904	HMS Holdings Corp.*	1,148,314
18,238	Landauer, Inc.	1,220,487
		4,907,289
	Electronics - 5.8%
18,650	Dionex Corp.*	1,229,221
30,188	Varian, Inc.*	1,532,343
44,484	Waters Corp.*	2,235,321
		4,996,885
	Healthcare-Products - 26.5%
88,855	Align Technology, Inc.*	969,408
69,291	American Medical Systems Holdings, Inc.*	1,059,459
37,648	Baxter International, Inc.	2,122,218
19,394	Beckman Coulter, Inc.	1,221,628
28,474	Becton, Dickinson and Co.	1,855,081
160,975	Bruker Corp.*	1,619,409
77,233	Cantel Medical Corp.*	1,195,567
72,545	Cyberonics, Inc.*	1,204,972
16,465	Edwards Lifesciences Corp.*	1,076,976
55,858	Hospira, Inc.*	2,146,623
69,843	Immucor, Inc.*	1,163,584
61,905	Invacare Corp.	1,262,862
34,937	Johnson & Johnson	2,127,314
41,980	Kensey Nash Corp.*	1,198,949
76,784	Merit Medical Systems, Inc.*	1,404,379
17,440	Techne Corp.	1,113,021
		22,741,450
	Healthcare-Services - 35.0%
152,341	Alliance Healthcare Services, Inc.*	751,041
36,421	AMERIGROUP Corp.*	898,870
56,271	AmSurg Corp.*	1,160,308
57,820	Centene Corp.*	1,116,504
42,719	DaVita, Inc.*	2,123,134
70,547	Ensign Group, Inc. (The)	1,130,163
65,985	Gentiva Health Services, Inc.*	1,404,161
180,923	Health Management Associates, Inc., Class A*	1,090,966
108,255	Healthspring, Inc.*	1,367,261
42,214	IPC Hospitalist Co., Inc. (The)*	1,175,660
48,261	Lincare Holdings, Inc.*	1,263,473
35,202	Magellan Health Services, Inc.*	1,139,137
25,954	Mednax, Inc.*	1,202,968
43,909	Molina Healthcare, Inc.*	990,148
107,042	Odyssey HealthCare, Inc.*	1,247,039
36,904	Quest Diagnostics, Inc.	2,015,697
48,173	RehabCare Group, Inc.*	1,159,042
74,286	Res-Care, Inc.*	1,160,347
113,392	Sun Healthcare Group, Inc.*	1,103,304
73,712	Triple-S Management Corp., Class B*	1,259,738
72,447	UnitedHealth Group, Inc.	2,032,863
19,137	Universal Health Services, Inc., Class B	1,064,209
41,380	WellPoint, Inc.*	2,178,243
		30,034,276
	Pharmaceuticals - 21.7%
103,888	AmerisourceBergen Corp.	2,048,671
96,743	Bristol-Myers Squibb Co.	2,103,193
81,346	Forest Laboratories, Inc.*	2,101,167
41,994	Medco Health Solutions, Inc.*	2,219,803
94,698	Noven Pharmaceuticals, Inc.*	1,560,623
38,888	Omnicare, Inc.	928,257
78,980	Schering-Plough Corp.	2,093,760
67,168	Sepracor, Inc.*	1,165,365
79,874	Warner Chilcott Ltd., Class A*	1,206,097
34,750	Watson Pharmaceuticals, Inc.*	1,206,867
42,958	Wyeth	1,999,695
		18,633,498
	Total Common Stocks (Cost $79,613,291)	85,909,254

	Money Market Fund - 0.1%
38,827	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,827)	38,827

	Total Investments (Cost $79,652,118)(a)-100.1%	85,948,081
	Liabilities in excess of other assets-(0.1%)	(60,378)
	Net Assets-100.0%	$85,887,703

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $80,141,624. The net unrealized appreciation was $5,806,457 which consisted of aggregate gross unrealized appreciation of $8,942,093 and aggregate gross unrealized depreciation of $3,135,636.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 1.1%
233,083	APC Customer Services, Inc.*	$1,160,753

	Aerospace/Defense - 16.8%
34,523	Cubic Corp.	1,351,921
49,742	Goodrich Corp.	2,554,749
32,841	L-3 Communications Holdings, Inc.	2,479,495
28,872	Lockheed Martin Corp.	2,158,471
54,069	Raytheon Co.	2,538,540
56,914	Rockwell Collins, Inc.	2,401,771
33,579	TransDigm Group, Inc.*	1,285,740
45,892	United Technologies Corp.	2,499,737
		17,270,424
	Auto Manufacturers - 0.8%
152,599	Force Protection, Inc.*	788,937

	Building Materials - 7.7%
63,313	AAON, Inc.	1,241,568
106,895	Apogee Enterprises, Inc.	1,558,529
73,657	Armstrong World Industries, Inc.*	1,811,962
141,147	Comfort Systems USA, Inc.	1,662,712
98,647	Interline Brands, Inc.*	1,670,094
		7,944,865
	Commercial Services - 14.1%
93,136	Deluxe Corp.	1,457,578
91,007	DynCorp International, Inc., Class A*	1,848,352
26,224	FTI Consulting, Inc.*	1,427,372
80,592	Geo Group, Inc. (The)*	1,449,044
75,336	Healthcare Services Group, Inc.	1,406,523
88,598	Iron Mountain, Inc.*	2,587,948
78,814	Rollins, Inc.	1,444,661
89,646	Viad Corp.	1,588,527
34,716	Watson Wyatt Worldwide, Inc., Class A	1,296,296
		14,506,301
	Computers - 1.6%
80,790	Sykes Enterprises, Inc.*	1,607,721

	Distribution/Wholesale - 2.8%
36,778	United Stationers, Inc.*	1,707,235
49,264	WESCO International, Inc.*	1,216,328
		2,923,563
	Electrical Components & Equipment - 4.2%
81,290	EnerSys*	1,608,729
39,652	Hubbell, Inc., Class B	1,479,812
33,521	Powell Industries, Inc.*	1,195,024
		4,283,565
	Electronics - 1.1%
42,928	Thomas & Betts Corp.*	1,143,602

	Engineering & Construction - 11.7%
41,274	Aecom Technology Corp.*	1,337,278
58,608	EMCOR Group, Inc.*	1,413,625
50,134	Exponent, Inc.*	1,293,958
71,499	KBR, Inc.	1,515,064
31,332	Michael Baker Corp.*	1,336,310
62,471	Orion Marine Group, Inc.*	1,396,851
77,015	Sterling Construction Co., Inc.*	1,226,849
50,213	URS Corp.*	2,540,778
		12,060,713
	Environmental Control - 2.4%
87,504	Waste Management, Inc.	2,459,737

	Machinery-Diversified - 1.2%
62,028	Chart Industries, Inc.*	1,194,659

	Metal Fabricate/Hardware - 4.3%
45,159	LB Foster Co., Class A*	1,354,770
59,945	Mueller Industries, Inc.	1,424,293
77,878	Timken Co. (The)	1,587,154
		4,366,217
	Miscellaneous Manufacturing - 17.4%
42,285	3M Co.	2,981,938
49,531	Brink’s Co. (The)	1,344,766
57,588	Carlisle Cos., Inc.	1,804,232
73,565	Cooper Industries Ltd., Class A	2,423,967
40,003	Danaher Corp.	2,449,784
58,625	ITT Corp.	2,896,075
93,934	Tredegar Corp.	1,375,194
87,444	Tyco International Ltd. (Switzerland)	2,642,558
		17,918,514
	Office Furnishings - 1.5%
92,545	Herman Miller, Inc.	1,537,172

	Retail - 1.4%
112,850	Rush Enterprises, Inc., Class A*	1,478,335

	Software - 1.3%
151,198	American Reprographics Co.*	1,307,863

	Textiles - 2.5%
103,663	Cintas Corp.	2,610,234

	Transportation - 6.1%
47,506	C.H. Robinson Worldwide, Inc.	2,590,502
83,881	Heartland Express, Inc.	1,291,767
74,233	Knight Transportation, Inc.	1,346,587
61,745	Marten Transport Ltd.*	1,089,182
		6,318,038
	Total Common Stocks (Cost $99,038,158)	102,881,213

	Money Market Fund - 0.0%
24,276	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $24,276)	24,276

	Total Investments (Cost $99,062,434)(a)-100.0%	102,905,489
	Liabilities in excess of other assets-(0.0%)	(1,344)
	Net Assets-100.0%	$102,904,145

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $99,124,820. The net unrealized appreciation was $3,780,669 which consisted of aggregate gross unrealized appreciation of $7,931,026 and aggregate gross unrealized depreciation of $4,150,357.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 15.4%
20,812	Automatic Data Processing, Inc.	$775,247
27,036	Euronet Worldwide, Inc.*	568,837
14,879	Hewitt Associates, Inc., Class A*	445,328
14,853	Lender Processing Services, Inc.	507,676
10,814	MAXIMUS, Inc.	460,893
45,281	SAIC, Inc.*	819,133
37,423	TeleTech Holdings, Inc.*	625,713
44,870	Western Union Co. (The)	784,328
17,350	Wright Express Corp.*	490,658
		5,477,813
	Computers - 24.0%
26,431	Accenture Ltd., Class A (Bermuda)	926,935
17,603	Affiliated Computer Services, Inc., Class A*	834,558
18,631	Computer Sciences Corp.*	897,455
11,266	DST Systems, Inc.*	499,422
7,444	International Business Machines Corp.	877,871
23,489	Jack Henry & Associates, Inc.	504,309
16,520	MICROS Systems, Inc.*	452,483
17,150	NCI, Inc., Class A*	543,483
31,588	Perot Systems Corp., Class A*	504,776
22,151	Synopsys, Inc.*	442,577
15,019	Syntel, Inc.	594,452
19,977	Teradata Corp.*	490,835
31,834	Western Digital Corp.*	962,979
		8,532,135
	Distribution/Wholesale - 2.6%
26,119	Ingram Micro, Inc., Class A*	439,321
17,441	ScanSource, Inc.*	497,592
		936,913
	Electronics - 7.8%
23,691	Amphenol Corp., Class A	790,095
18,752	Avnet, Inc.*	457,549
46,497	AVX Corp.	511,002
55,108	Jabil Circuit, Inc.	504,789
22,532	Multi-Fineline Electronix, Inc.*	513,504
		2,776,939
	Internet - 8.7%
119,859	Art Technology Group, Inc.*	454,265
11,317	Digital River, Inc.*	400,056
55,037	EarthLink, Inc.*	465,063
1,896	Google, Inc., Class A*	840,023
19,349	j2 Global Communications, Inc.*	464,182
63,642	S1 Corp.*	451,222
		3,074,811
	Media - 1.3%
8,157	FactSet Research Systems, Inc.	462,502

	Semiconductors - 1.2%
12,026	Hittite Microwave Corp.*	422,353

	Software - 31.0%
26,057	Broadridge Financial Solutions, Inc.	450,004
45,334	CA, Inc.	958,361
31,336	CSG Systems International, Inc.*	522,685
24,545	Fair Isaac Corp.	471,019
22,404	Fidelity National Information Services, Inc.	524,702
18,675	Fiserv, Inc.*	885,382
77,052	infoGROUP, Inc.*	463,853
26,423	Informatica Corp.*	485,919
28,959	JDA Software Group, Inc.*	596,845
37,868	Microsoft Corp.	890,655
103,724	Novell, Inc.*	475,056
40,382	Oracle Corp.	893,654
16,258	Pegasystems, Inc.	460,101
19,245	Progress Software Corp.*	435,514
21,629	Red Hat, Inc.*	493,790
12,930	SPSS, Inc.*	639,776
24,318	Sybase, Inc.*	870,584
16,672	SYNNEX Corp.*	473,818
		10,991,718
	Telecommunications - 8.0%
99,883	3Com Corp.*	376,559
55,677	Acme Packet, Inc.*	558,997
20,765	ADTRAN, Inc.	501,683
53,814	Corning, Inc.	914,838
21,521	NeuStar, Inc., Class A*	488,096
		2,840,173
	Total Common Stocks (Cost $30,995,100)	35,515,357

	Money Market Fund - 0.1%
32,822	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $32,822)	32,822

	Total Investments (Cost $31,027,922)(a)-100.1%	35,548,179
	Liabilities in excess of other assets-(0.1%)	(46,102)
	Net Assets-100.0%	$35,502,077

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $31,035,046. The net unrealized appreciation was $4,513,133 which consisted of aggregate gross unrealized appreciation of $4,869,096 and aggregate gross unrealized depreciation of $355,963.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Cable/Satellite TV - 17.6%
57,625	Comcast Corp., Class A	$856,307
35,267	DIRECTV Group, Inc. (The)*	913,415
48,384	DISH Network Corp., Class A*	820,109
72,168	Mediacom Communications Corp., Class A*	345,685
		2,935,516
	Cellular Telecommunications - 7.9%
23,886	iPCS, Inc.*	430,187
28,951	Syniverse Holdings, Inc.*	507,511
10,410	United States Cellular Corp.*	372,886
		1,310,584
	Data Processing/Management - 3.1%
31,432	CSG Systems International, Inc.*	524,286

	Electronic Components-Miscellaneous - 3.4%
20,729	Garmin Ltd.	573,364

	Internet Infrastructure Software - 2.4%
20,625	AsiaInfo Holdings, Inc.*	397,444

	Networking Products - 7.9%
100,066	3Com Corp.*	377,249
42,892	Cisco Systems, Inc.*	944,053
		1,321,302
	Telecommunication Services - 13.9%
54,102	Knology, Inc.*	465,277
21,587	NeuStar, Inc., Class A*	489,593
14,925	Neutral Tandem, Inc.*	462,675
24,190	NTELOS Holdings Corp.	374,703
38,714	USA Mobility, Inc.	522,639
		2,314,887
	Telephone-Integrated - 35.6%
32,009	AT&T, Inc.	839,596
19,008	Atlantic Tele-Network, Inc.	797,005
14,030	CenturyTel, Inc.	440,402
59,453	Frontier Communications Corp.	416,171
181,996	Qwest Communications International, Inc.	702,505
22,414	Shenandoah Telecommunications Co.	456,349
154,078	Sprint Nextel Corp.*	616,312
14,263	Telephone & Data Systems, Inc.	367,130
27,119	Verizon Communications, Inc.	869,706
51,465	Windstream Corp.	451,348
		5,956,524
	Transactional Software - 2.5%
35,652	Synchronoss Technologies, Inc.*	423,546

	Web Portals/ISP - 2.8%
55,207	EarthLink, Inc.*	466,499

	Wireless Equipment - 2.9%
22,139	EMS Technologies, Inc*	487,058

	Total Common Stocks (Cost $17,422,981)	16,711,010

	Money Market Fund - 0.2%
33,392	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $33,392)	33,392

	Total Investments (Cost $17,456,373)(a)-100.2%	16,744,402
	Liabilities in excess of other assets-(0.2%)	(31,046)
	Net Assets-100.0%	$16,713,356

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $17,648,459. The net unrealized depreciation was $904,057 which consisted of aggregate gross unrealized appreciation of $1,137,153 and aggregate gross unrealized depreciation of $2,041,210.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electric-Integrated - 64.7%
30,029	Alliant Energy Corp.	$785,559
44,987	Avista Corp.	833,159
17,183	CH Energy Group, Inc.	850,387
62,838	CMS Energy Corp.	813,124
41,095	Dominion Resources, Inc.	1,389,011
23,557	DTE Energy Co.	811,774
92,326	Duke Energy Corp.	1,429,206
45,475	Empire District Electric Co. (The)	834,466
17,508	Entergy Corp.	1,406,418
27,211	Exelon Corp.	1,383,951
22,964	MGE Energy, Inc.	823,719
33,252	NorthWestern Corp.	804,698
23,698	NSTAR	760,706
35,587	PG&E Corp.	1,436,647
40,992	Public Service Enterprise Group, Inc.	1,330,190
23,737	SCANA Corp.	839,103
45,984	Southern Co. (The)	1,443,898
41,550	Xcel Energy, Inc.	828,507
		18,804,523
	Gas-Distribution - 32.6%
24,640	AGL Resources, Inc.	828,397
29,691	Atmos Energy Corp.	806,408
22,927	Laclede Group, Inc. (The)	769,659
21,418	New Jersey Resources Corp.	826,735
22,658	Nicor, Inc.	825,657
16,790	Northwest Natural Gas Co.	749,506
28,599	Sempra Energy	1,499,446
21,348	South Jersey Industries, Inc.	787,314
34,292	Southwest Gas Corp.	830,552
31,322	Vectren Corp.	769,268
23,977	WGL Holdings, Inc.	794,118
		9,487,060
	Water - 2.7%
20,465	California Water Service Group	775,010

	Total Common Stocks (Cost $27,244,400)	29,066,593

	Money Market Fund - 0.1%
26,866	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $26,866)	26,866

	Total Investments (Cost $27,271,266)(a)-100.1%	29,093,459
	Liabilities in excess of other assets-(0.1%)	(27,465)
	Net Assets-100.0%	$29,065,994

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $27,327,241. The net unrealized appreciation was $1,766,218 which consisted of aggregate gross unrealized appreciation of $2,706,103 and aggregate gross unrealized depreciation of $939,885.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

July 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising Services - 0.1%
1,506	Marchex, Inc., Class B	$6,596

	Commercial Services-Finance - 0.5%
1,196	Bankrate, Inc.*	34,325

	Communications Software - 0.2%
2,060	DivX, Inc.*	12,010

	Computer Software - 1.1%
4,851	Omniture, Inc.*	66,362

	E-Commerce/Products - 11.2%
5,845	Amazon.com, Inc.*	501,267
926	Blue Nile, Inc.*	42,809
2,804	Mercadolibre, Inc. (Argentina)*	80,811
1,952	NutriSystem, Inc.	27,777
1,492	Overstock.com, Inc.*	19,650
1,645	Shutterfly, Inc.*	26,419
		698,733
	E-Commerce/Services - 22.6%
25,869	eBay, Inc.*	549,716
13,154	Expedia, Inc.*	272,420
8,808	IAC/InterActiveCorp.*	162,155
3,689	Netflix, Inc.*	162,095
2,073	Priceline.com, Inc.*	268,702
		1,415,088
	Educational Software - 0.8%
6,168	Skillsoft PLC ADR (Ireland)*	52,798

	E-Marketing/Information - 3.8%
1,903	comScore, Inc.*	28,964
1,790	Constant Contact, Inc.*	40,472
2,435	Digital River, Inc.*	86,077
1,756	Liquidity Services, Inc.*	20,159
5,527	ValueClick, Inc.*	63,560
		239,232
	Enterprise Software/Services - 3.0%
5,561	Ariba, Inc.*	58,446
3,365	Open Text Corp. (Canada)*	126,793
		185,239
	E-Services/Consulting - 1.8%
3,118	GSI Commerce, Inc.*	56,872
2,051	Perficient, Inc.*	15,136
2,818	Websense, Inc.*	41,707
		113,715
	Internet Application Software - 1.5%
2,553	DealerTrack Holdings, Inc.*	50,626
3,458	S1 Corp.*	24,517
1,243	Vocus, Inc.*	20,907
		96,050
	Internet Connectivity Services - 0.5%
2,827	Cogent Communications Group, Inc.*	23,436
3,132	Internap Network Services Corp.*	9,521
		32,957
	Internet Content-Information/Network - 9.8%
1,549	Baidu, Inc. ADR (China)*	539,269
2,287	Infospace, Inc.*	16,741
2,113	Knot, Inc. (The)*	18,467
2,251	LoopNet, Inc.*	18,008
666	WebMD Health Corp., Class A*	22,251
		614,736
	Internet Financial Services - 0.2%
1,087	China Finance Online Co. Ltd. ADR (China)*	13,511

	Internet Incubators - 0.3%
2,333	Internet Capital Group, Inc.*	17,428

	Internet Infrastructure Software - 3.6%
10,251	Akamai Technologies, Inc.*	168,526
2,798	AsiaInfo Holdings, Inc.*	53,918
		222,444
	Internet Security - 3.6%
3,518	SonicWALL, Inc.*	26,702
9,725	VeriSign, Inc.*	198,779
		225,481
	Internet Telephony - 1.1%
2,848	j2 Global Communications, Inc.*	68,324

	Networking Products - 0.5%
2,208	Switch & Data Facilities Co., Inc.*	30,669

	Printing-Commercial - 1.8%
2,688	VistaPrint Ltd. (Bermuda)*	110,880

	Retail-Pet Food and Supplies - 0.4%
1,443	PetMed Express, Inc.*	26,782

	Telecommunication Services - 2.4%
12,523	Clearwire Corp., Class A*	101,436
3,506	SAVVIS, Inc.*	50,872
		152,308
	Web Hosting/Design - 5.4%
2,423	Equinix, Inc.*	198,032
4,009	NIC, Inc.	30,428
7,695	Rackspace Hosting, Inc.*	108,038
		336,498
	Web Portals/ISP - 23.8%
6,725	EarthLink, Inc.*	56,826
3,533	GigaMedia Ltd. (Taiwan, Republic of China)*	17,241
1,093	Google, Inc., Class A*	484,254
4,601	NetEase.com, Inc. ADR (China)*	202,720
3,553	SINA Corp. (China)*	117,889
2,444	Sohu.com, Inc.*	149,499
5,378	United Online, Inc.	49,370
28,768	Yahoo!, Inc.*	411,958
		1,489,757
	Total Common Stocks (Cost $6,155,823)	6,261,923

	Money Market Fund - 0.0%
86	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $86)	86

	Total Investments (Cost $6,155,909)(a)-100.0%	6,262,009
	Liabilities in excess of other assets-(0.0%)	(2,996)
	Net Assets-100.0%	$6,259,013

ADR                                        American Depositary Receipt

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $6,162,748. The net unrealized appreciation was $99,261 which consisted of aggregate gross unrealized appreciation of $500,597 and aggregate gross unrealized depreciation of $401,336.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The Fund has holdings greater than 10% of net assets in the following country:

China	14.0%

FAS 157-4 Disclosure

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total

PowerShares Dynamic MagniQuant Portfolio
Equity Securities	$29,672,572	$—	$—	$29,672,572

PowerShares Dynamic Market Portfolio
Equity Securities	278,955,177	—	—	278,955,177

PowerShares Dynamic OTC Portfolio
Equity Securities	43,371,702	—	—	43,371,702

PowerShares FTSE RAFI US 1000 Portfolio
Equity Securities	467,320,464	—	—	467,320,464

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	126,999,955	—	0	126,999,955

PowerShares NXQ Portfolio
Equity Securities	1,979,848	—	—	1,979,848

PowerShares Dynamic Large Cap Growth Portfolio
Equity Securities	297,004,093	—	—	297,004,093

PowerShares Dynamic Large Cap Portfolio
Equity Securities	37,197,576	—	—	37,197,576

PowerShares Dynamic Large Cap Value Portfolio
Equity Securities	285,271,292	—	—	285,271,292

PowerShares Dynamic Mid Cap Growth Portfolio
Equity Securities	137,466,633	—	—	137,466,633

PowerShares Dynamic Mid Cap Portfolio
Equity Securities	19,726,072	—	—	19,726,072

PowerShares Dynamic Mid Cap Value Portfolio
Equity Securities	41,728,259	—	—	41,728,259

PowerShares Dynamic Small Cap Growth Portfolio
Equity Securities	33,039,046	—	—	33,039,046

PowerShares Dynamic Small Cap Portfolio
Equity Securities	16,890,468	—	—	16,890,468

PowerShares Dynamic Small Cap Value Portfolio
Equity Securities	69,434,427	—	—	69,434,427

PowerShares FTSE NASDAQ Small Cap Portfolio
Equity Securities	2,012,647	—	—	2,012,647

PowerShares Zacks Micro Cap Portfolio
Equity Securities	49,387,770	—	—	49,387,770

PowerShares Zacks Small Cap Portfolio
Equity Securities	21,229,053	—	0	21,229,053

PowerShares Aerospace & Defense Portfolio
Equity Securities	128,780,695	—	—	128,780,695

PowerShares CleantechTM Portfolio
Equity Securities	130,743,090	—	—	130,743,090

PowerShares DWA Technical Leaders™ Portfolio
Equity Securities	117,922,370	—	—	117,922,370

PowerShares Golden Dragon Halter USX China Portfolio
Equity Securities	434,729,815	4,668,353	—	439,398,168

PowerShares Listed Private Equity Portfolio
Equity Securities	101,960,533	—	—	101,960,533

PowerShares Lux Nanotech Portfolio
Equity Securities	52,968,160	—	—	52,968,160

PowerShares NASDAQ 100 BuyWrite Portfolio
Equity Securities	6,588,564	—	—	6,588,564
Other financials investments*	(207,099)	—	—	(207,099)
Total	6,381,465	—	—	6,381,465

PowerShares S&P 500 BuyWrite Portfolio
Equity Securities	110,853,111	—	—	110,853,111
Other financials investments*	(3,179,038)	—	—	(3,179,038)
Total	107,674,073	—	—	107,674,073

PowerShares Value Line Industry Rotation Portfolio
Equity Securities	26,550,345	—	—	26,550,345

PowerShares Value Line TimelinessTM Select Portfolio
Equity Securities	$71,242,935	—	—	$71,242,935

PowerShares Water Resources Portfolio
Equity Securities	1,334,154,959	—	—	1,334,154,959

PowerShares WilderHill Clean Energy Portfolio
Equity Securities	791,770,995	—	—	791,770,995

PowerShares WilderHill Progressive Energy Portfolio
Equity Securities	48,633,133	—	—	48,633,133

PowerShares Buyback AchieversTM Portfolio
Equity Securities	32,750,494	—	—	32,750,494

PowerShares Dividend AchieversTM Portfolio
Equity Securities	89,192,170	—	—	89,192,170

PowerShares Financial Preferred Portfolio
Equity Securities	1,313,253,797	—	—	1,313,253,797

PowerShares High Yield Equity Dividend AchieversTM Portfolio
Equity Securities	98,832,441	—	—	98,832,441

PowerShares International Dividend AchieversTM Portfolio
Equity Securities	342,603,328	—	—	342,603,328

PowerShares Dynamic Banking Portfolio
Equity Securities	27,675,983	—	—	27,675,983

PowerShares Dynamic Biotechnology & Genome Portfolio
Equity Securities	170,114,333	—	—	170,114,333

PowerShares Dynamic Building & Construction Portfolio
Equity Securities	55,372,730	—	—	55,372,730

PowerShares Dynamic Energy Exploration & Production Portfolio
Equity Securities	56,120,382	—	—	56,120,382

PowerShares Dynamic Food & Beverage Portfolio
Equity Securities	47,942,687	—	—	47,942,687

PowerShares Dynamic Healthcare Services Portfolio
Equity Securities	10,416,477	—	—	10,416,477

PowerShares Dynamic Insurance Portfolio
Equity Securities	19,301,724	—	—	19,301,724

PowerShares Dynamic Leisure and Entertainment Portfolio
Equity Securities	17,873,642	—	—	17,873,642

PowerShares Dynamic Media Portfolio
Equity Securities	10,406,419	—	—	10,406,419

PowerShares Dynamic Networking Portfolio
Equity Securities	25,455,561	—	—	25,455,561

PowerShares Dynamic Oil & Gas Services Portfolio
Equity Securities	176,578,528	—	—	176,578,528

PowerShares Dynamic Pharmaceuticals Portfolio
Equity Securities	63,000,864	—	—	63,000,864

PowerShares Dynamic Retail Portfolio
Equity Securities	65,482,139	—	—	65,482,139

PowerShares Dynamic Semiconductors Portfolio
Equity Securities	41,649,140	—	—	41,649,140

PowerShares Dynamic Software Portfolio
Equity Securities	52,696,885	—	—	52,696,885

PowerShares Dynamic Basic Materials Sector Portfolio
Equity Securities	26,393,448	—	—	26,393,448

PowerShares Dynamic Consumer Discretionary Sector Portfolio
Equity Securities	14,609,100	—	—	14,609,100

PowerShares Dynamic Consumer Staples Sector Portfolio
Equity Securities	39,426,100	—	—	39,426,100

PowerShares Dynamic Energy Sector Portfolio
Equity Securities	30,908,664	—	—	30,908,664

PowerShares Dynamic Financial Sector Portfolio
Equity Securities	16,120,495	—	—	16,120,495

PowerShares Dynamic Healthcare Sector Portfolio
Equity Securities	85,948,081	—	—	85,948,081

PowerShares Dynamic Industrials Sector Portfolio
Equity Securities	102,905,489	—	—	102,905,489

PowerShares Dynamic Technology Sector Portfolio
Equity Securities	35,548,179	—	—	35,548,179

PowerShares Dynamic Telecommunications & Wireless Portfolio
Equity Securities	16,744,402	—	—	16,744,402

PowerShares Dynamic Utilities Portfolio
Equity Securities	29,093,459	—	—	29,093,459

PowerShares NASDAQ Internet Portfolio
Equity Securities	6,262,009	—	—	6,262,009

*  Other investments include written options which are included at unrealized appreciation (depreciation)

Item 2.  Controls and Procedures.

(a)   The Registrant’s President and Treasurer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)   There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

H. Bruce Bond

President

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

H. Bruce Bond

President

Date:	September 28, 2009

By:	/s/ Bruce T. Duncan

Bruce T. Duncan

Treasurer

Date:	September 28, 2009